Document and Entity Information	3 Months Ended
May 31, 2013
Document and Entity Information
Entity Registrant Name	New Enterprise Stone & Lime Co., Inc.
Entity Central Index Key	0001527032
Document Type	S-4
Pre-Effective Amendment Number	2
Document Period End Date	May 31, 2013
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	May 31, 2013	Feb. 28, 2013	May 31, 2012	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2010
Current assets
Cash and cash equivalents	$ 3,256	$ 9,534	$ 4,532	$ 15,032	$ 20,029	$ 10,773
Restricted cash	14,751	10,123		10,322
Accounts receivable, less reserves of $4,584 and $3,515 respectively	107,564	52,271		76,841
Inventories	124,812	125,144		132,195
Deferred income taxes	12,726	12,386		16,019
Other current assets	8,106	8,337		7,788
Total current assets	271,215	217,795		258,197
Property, plant and equipment, net	370,089	371,868		371,574
Goodwill	89,073	89,073		90,847
Other intangible assets	20,771	21,000		26,344
Other assets	29,459	34,452		29,360
Total assets	780,607	734,188		776,322
Current liabilities
Current maturities of long-term debt	9,708	11,342		7,538
Accounts payable - trade	55,829	20,608		27,558
Accrued liabilities	50,155	54,007		51,631
Total current liabilities	115,692	85,957		86,727
Long-term debt, less current maturities	622,738	566,645		521,475
Deferred income taxes	49,159	52,443		96,674
Other liabilities	30,226	36,733		21,578
Total liabilities	817,815	741,778		726,454
Commitments and contingencies (Note 16)
(Deficit) equity
Accumulated deficit	(164,273)	(134,297)		(76,779)
Additional paid-in capital	126,962	126,962		126,964
Accumulated other comprehensive loss	(2,353)	(2,422)		(2,181)
Total New Enterprise Stone & Lime Co., Inc. deficit	(39,390)	(9,483)		48,276
Noncontrolling interest in consolidated subsidiaries	2,182	1,893		1,592
Total deficit	(37,208)	(7,590)		49,868	(53,070)	(98,872)
Total liabilities and deficit	780,607	734,188		776,322
Common Stock, Class A
(Deficit) equity
Common stock	1	1		21
Total deficit		1		21
Common Stock, Class B
(Deficit) equity
Common stock	273	273		251
Total deficit		$ 273		$ 251

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Feb. 28, 2013	Feb. 29, 2012
Accounts receivable, reserves (in dollars)	$ 3,515	$ 3,259
Common Stock, Class A
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, Authorized shares	30,000	30,000
Common stock, issued shares	500	20,500
Common stock, outstanding shares	500	20,500
Common Stock, Class B
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, Authorized shares	750,000	750,000
Common stock, issued shares	273,285	250,925
Common stock, outstanding shares	273,285	250,925

Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Revenue
Construction materials	$ 355,666	$ 361,843	$ 346,328
Heavy/highway construction	240,904	262,714	300,658
Traffic safety services and equipment	73,258	71,008	68,812
Other revenues	7,262	10,369	9,601
Total net revenue	677,090	705,934	725,399
Cost of revenue (exclusive of items shown separately below)
Construction materials	259,972	258,836	244,315
Heavy/highway construction	232,953	255,303	281,077
Traffic safety services and equipment	60,044	55,840	50,026
Other expenses	4,534	5,507	3,193
Total cost of revenue	557,503	575,486	578,611
Depreciation, depletion and amortization	50,942	51,674	45,917
Intangible asset impairment	4,704	1,100
Pension and profit sharing	8,325	7,622	8,907
Selling, administrative and general expenses	77,138	64,511	61,547
Loss (gain) on disposals of property, equipment and software	323	808	(600)
Operating loss	(21,845)	4,733	31,017
Interest income	140	343	318
Interest expense	(75,987)	(46,902)	(41,586)
Loss before income taxes	(97,692)	(41,826)	(10,251)
Income tax benefit	(41,558)	(16,397)	(4,478)
Net loss	(56,134)	(25,429)	(5,773)
Unrealized actuarial gains and amortization of prior service costs, net of income taxes	(241)	(778)	173
Comprehensive loss	(56,375)	(26,207)	(5,600)
Less: Comprehensive income attributable to noncontrolling interest	(1,384)	(820)	(1,195)
Comprehensive loss attributable to New Enterprise Stone & Lime Co., Inc.	$ (57,759)	$ (27,027)	$ (6,795)

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2012	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Reconciliation of net loss to net cash provided by operating activities
Net loss	$ (29,237)	$ (18,114)	$ (56,134)	$ (25,429)	$ (5,773)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation, depletion and amortization	12,118	11,843	50,942	51,674	45,917
Intangible asset impairment			4,704	1,100
Loss (gain) on disposals of property, equipment and software	152	(35)	323	808	(600)
Non-cash payment-in-kind interest accretion	5,862	4,969	23,348
Amortization and write-off of debt issuance costs	1,570	7,313	10,060	4,751	6,568
Deferred income taxes	(3,630)	(11,509)	(41,547)	(16,411)	(868)
Bad debt expense	1,117	813	1,035	2,196	985
Changes in assets and liabilities:
Accounts receivable	(56,410)	(43,464)	23,535	(11,665)	(8,270)
Inventories	333	(3,632)	4,643	(2,773)	(2,208)
Other assets	336	(867)	(1,359)	3,047	3,179
Accounts payable	35,221	14,457	(5,617)	11,684	2,724
Other liabilities	(3,685)	(3,729)	6,097	715	5,849
Net cash used in operating activities	(36,253)	(41,955)	20,030	19,697	47,503
Cash flows from investing activities
Capital expenditures	(9,491)	(14,775)	(42,394)	(35,392)	(31,777)
Capitalized software			(23)	(8,562)	(929)
Proceeds from sale of property and equipment	67	221	304	2,716	2,240
Change in cash value of life insurance	3,089	(2,573)	(3,333)	2,825	(962)
Change in restricted cash	(4,628)	125	199	(8,435)	(87)
Other investing activities					(34)
Net cash used in investing activities	(10,963)	(17,002)	(45,247)	(46,848)	(31,549)
Cash flows from financing activities
Proceeds from revolving credit	49,419	118,863	224,729	145,477	100,164
Repayment of revolving credit	(6,324)	(170,383)	(298,361)	(98,500)	(121,065)
Proceeds from issuance of long-term debt	481	268,535	268,641	12,398	250,000
Repayment of long-term debt	(1,091)	(152,768)	(155,202)	(29,133)	(219,180)
Payments on capital leases	(1,096)	(1,290)	(4,943)	(5,329)	(5,009)
Debt issuance costs		(14,062)	(14,062)	(1,663)	(9,967)
Distribution to noncontrolling interest	(451)	(438)	(1,083)	(1,096)	(1,641)
Net cash provided by financing activities	40,938	48,457	19,719	22,154	(6,698)
Net decrease in cash and cash equivalents	(6,278)	(10,500)	(5,498)	(4,997)	9,256
Cash and cash equivalents
Beginning of period	9,534	15,032	15,032	20,029	10,773
End of period	$ 3,256	$ 4,532	$ 9,534	$ 15,032	$ 20,029

Consolidated Statements of Changes in Equity (Deficit) (USD $) In Thousands, unless otherwise specified	Total	Total New Enterprise Stone & Lime Co. Inc. (Deficit) Equity	Accumulated Deficit	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Noncontrolling Interest	Common Stock, Class A	Common Stock, Class B
Balance at Feb. 28, 2010	$ (98,872)	$ (101,220)	$ (99,644)		$ (1,576)	$ 2,348
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(5,773)	(6,968)	(6,968)			1,195
Pension adjustment, net of tax of $122, $548 and $104 for the period ended February 28, 2011, February 29, 2012 and February 28, 2013, respectively	173	173			173
Change in Redeemable Common Stock	53,077	53,077	53,077
Subsidiary interest adjustments	(34)					(34)
Distribution to noncontrolling interest	(1,641)					(1,641)
Balance at Feb. 28, 2011	(53,070)	(54,938)	(53,535)		(1,403)	1,868
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(25,429)	(26,249)	(26,249)			820
Pension adjustment, net of tax of $122, $548 and $104 for the period ended February 28, 2011, February 29, 2012 and February 28, 2013, respectively	(778)	(778)			(778)
Change in Redeemable Common Stock	3,005	3,005	3,005
Elimination of put right	127,236	127,236		126,964			21	251
Distribution to noncontrolling interest	(1,096)					(1,096)
Balance at Feb. 29, 2012	49,868	48,276	(76,779)	126,964	(2,181)	1,592	21	251
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(56,134)	(57,518)	(57,518)			1,384
Pension adjustment, net of tax of $122, $548 and $104 for the period ended February 28, 2011, February 29, 2012 and February 28, 2013, respectively	(241)	(241)			(241)
Exchange of Class A voting common stock for Class B non-voting common stock				(2)			(20)	22
Distribution to noncontrolling interest	(1,083)					(1,083)
Balance at Feb. 28, 2013	$ (7,590)	$ (9,483)	$ (134,297)	$ 126,962	$ (2,422)	$ 1,893	$ 1	$ 273

Consolidated Statements of Changes in Equity (Deficit) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Consolidated Statements of Changes in Equity (Deficit)
Pension adjustment, tax	$ 104	$ 548	$ (122)

Nature of Operations and Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Nature of Operations and Summary of Significant Accounting Policies
Nature of Operations and Summary of Significant Accounting Policies

1.              Nature of Operations and Summary of Significant Accounting Policies

Company Activities

New Enterprise Stone & Lime Co., Inc., a Delaware corporation, is a privately held, vertically integrated construction materials supplier and heavy/highway construction contractor in Pennsylvania and western New York and a national traffic safety services and equipment provider.  Founded in 1924, the Company operates in three segments based upon the nature of its products and services: construction materials, heavy/highway construction and traffic safety services and equipment.  As used herein, the terms (“we,” “us,” “our,” “NESL,” or the “Company”) refer to New Enterprise Stone & Lime Co., Inc., and/or one or more of its subsidiaries.  Almost all of our products are produced and consumed outdoors.  Normally, our highest sales and earnings are in the second and third fiscal quarters and our lowest are in the first and fourth fiscal quarters.  As a result of this seasonality, our significant net working capital items, which are accounts receivable, inventories, accounts payable - trade and accrued liabilities, are typically higher as of interim period ends compared to fiscal year end.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements and notes included in this report have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).  All adjustments (all of which are of a normal recurring nature) that are necessary for a fair presentation are reflected in the condensed consolidated financial statements.  The condensed consolidated financial statements do not include all of the information or disclosures required for a complete presentation in accordance with GAAP.  Accordingly, these unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements, including the notes thereto, included in the Company’s Annual Report on Form 10-K for the fiscal year ended February 28, 2013 filed with the Securities and Exchange Commission (“SEC”). The results for interim periods are not necessarily indicative of the results for a full fiscal year.

Principles of Consolidation

The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries and entities where the Company has a controlling equity interest. Intercompany balances and transactions have been eliminated in consolidation.

Reclassifications

Certain items previously reported in prior period financial statement captions have been conformed to agree with current presentation.

Use of Estimates

The preparation of the condensed consolidated financial statements requires management to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period.  Significant items subject to such estimates and assumptions include the carrying amount of property, plant and equipment; valuation of receivables, inventories, goodwill and other intangible assets; recognition of revenue and loss contract reserves under the percentage-of-completion method; assets and obligations related to employee benefit plans; asset retirement obligations; income tax valuation; and self-insurance reserves.  Actual results could differ from those estimates.

Cash and Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. Cash balances were restricted in certain consolidated subsidiaries for bond sinking fund and insurance requirements as well as collateral on outstanding letters of credit or rentals.

We use a cash pooling arrangement with a single financial institution with specific provisions for the right to offset positive and negative cash balances.  Accordingly, we classify net aggregate bank overdraft positions as other obligations within the current maturities of long-term debt as of May 31, 2013, based on the short-term nature of these positions.

Trade Accounts Receivable

Trade accounts receivable, less allowance for doubtful accounts, are recorded at the invoiced amount plus service charges related to past due accounts.  The Company’s total accounts receivable consisted of the following:

	May 31,	February 28,
(In thousands)	2013	2013

Costs and estimated earnings in excess of billings	$12,588	$4,265
Trade	96,153	48,392
Retainages	3,407	3,129
	112,148	55,786
Allowance for doubtful accounts	(4,584)	(3,515)
Accounts receivable, net	$107,564	$52,271

Costs and estimated earnings in excess of billings relate to revenue recognized and not yet billed due to contract terms.  State and local agencies often require several approvals to process billings or payments and this may cause a lag in payment times.

Inventories

Inventories are stated at the lower of cost or market.  Cost is determined using either first-in, first-out (“FIFO”) or weighted average method based on the applicable category of inventories.

The Company’s total inventory consists of the following:

	May 31,	February 28,
(In thousands)	2013	2013

Crushed stone, agricultural lime, and sand	$74,945	$76,927
Safety equipment	16,499	16,057
Parts, tires, and supplies	11,373	11,331
Raw materials	10,856	9,247
Concrete blocks	3,654	4,210
Building materials	4,214	3,921
Other	3,271	3,451
	$124,812	$125,144

Property, Plant and Equipment

Property, plant and equipment are carried at cost.  Assets under capital leases are stated at the lesser of the present value of minimum lease payments or the fair value of the leased item.  Provision for depreciation is generally computed over estimated service lives by the straight-line method.

The Company’s property, plant and equipment consist of the following:

	May 31,	February 28,
(In thousands)	2013	2013

Limestone and sand acreage	$144,076	$144,076
Land, buildings and building improvements	100,669	100,074
Crushing, prestressing, and manufacturing plants	327,449	326,066
Contracting equipment, vehicles and other	302,515	300,450
Construction in progress	9,501	5,680
Property, plant and equipment	884,210	876,346
Less: Accumulated depreciation and depletion	(514,121)	(504,478)
Property, plant and equipment, net	$370,089	$371,868

Depreciation expense was $11.1 and $10.8 million for three months ended May 31, 2013 and May 31, 2012 respectively.

Goodwill and Other Intangible Assets

Goodwill

The Company tests goodwill for impairment on an annual basis or more frequently if events or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.  There were no changes to the carrying value of goodwill during the three months ended May 31, 2013.  Management continues to monitor the impact of market and economic events to determine if it is more likely than not that the carrying value of these reporting units has been impaired.  The timing of a sustained recovery in the construction industry may have a significant effect on the fair value of our reporting units. A decrease in the estimated fair value of one or more of the Company’s reporting units as a result of changes in future earnings, interest rates, market trends and/or cash flows could result in the recognition of goodwill impairment.

In the fourth quarter of fiscal year 2013 we completed our annual goodwill impairment testing.  The estimated fair value of each of the reporting units was in excess of its carrying value, even after conducting various sensitivity analyses on key assumptions, such that no adjustment to the carrying values of goodwill was required.

Other Intangible Assets

Other intangible assets consist of technology, customer relationships and trademarks acquired in previous acquisitions. The technology is being amortized over a straight-line basis of 15 years. The customer relationships are being amortized on a straight-line basis over 20 years.  Beginning fiscal year 2014, our trademarks, which were previously considered indefinite lived, are being amortized over 30 and 50 years.

Amortization of intangible assets for each of the three months ended May 31, 2013 and May 31, 2012 was $0.2 million.

Other Assets

The Company’s long term other assets consist of the following:

	May 31,	February 28,
(In thousands)	2013	2013

Deferred financing fees (less current portion of $3,522 and $3,658, respectively)	$12,953	$14,523
Capitalized software (net of accumulated amortization of $1,314 and $1,080, respectively)	8,947	9,211
Cash surrender value of life insurance (net of loans of $3,204 and $0, respectively)	1,249	4,338
Deferred stripping costs	3,873	3,868
Other	2,437	2,512
Total other assets	$29,459	$34,452

On May 29, 2013, we entered into the third amendment to our asset-based revolving loan facility, which we refer to as  the ABL Facility, and as a result of the reduction in the maximum borrowings of the ABL Facility, the Company recognized $0.7 million of unamortized deferred financing fees as interest expense during the three months ended May 31, 2013.

New Accounting Standards

Recently Adopted Accounting Standards

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (Topic 220).  This ASU requires companies to provide information about the amounts reclassified out of accumulated other comprehensive income (“AOCI”) by component.  In addition, companies are required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period.  For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts.  This ASU does not change the current requirements for reporting net income or other comprehensive income in the financial statements.  This ASU was effective commencing with the three months ending May 31, 2013.  We adopted this standard on March 1, 2103, which did not have a material impact on our consolidated financial statements.

In July 2012, the FASB issued ASU No. 2012-02, Intangibles - Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment.  This ASU gives companies the option to first assess qualitative factors to determine whether it is more likely than not that the indefinite-lived intangible asset is impaired.  If it is determined that it is more likely than not the indefinite-lived intangible asset is impaired, a quantitative impairment test is required.  However, if it is concluded otherwise, the quantitative test is not necessary.  This ASU was effective commencing with the three months ending May 31, 2013.  We adopted this standard on March 1, 2103, which did not have a material impact on our consolidated financial statements.

1. Nature of Operations and Summary of Significant Accounting Policies

Company Activities

New Enterprise Stone & Lime Co., Inc., a Delaware corporation, is a leading privately held, vertically integrated construction materials supplier and heavy/highway construction contractor in Pennsylvania and western New York and a national traffic safety services and equipment provider. Founded in 1924, the Company operates in three segments based upon the nature of its products and services: construction materials, heavy/highway construction and traffic safety services and equipment. As used herein, the terms (“we,” “us,” “our,” “NESL,” or the “Company”) refer to New Enterprise Stone & Lime Co., Inc., and/or one or more of its subsidiaries.

Construction materials is comprised of aggregate production, including crushed stone and construction sand and gravel, hot mix asphalt production, ready mixed concrete production, and the production of concrete products, including precast/prestressed structural concrete components and masonry blocks. Heavy/highway construction includes heavy construction, blacktop paving and other site preparation services. The Company’s heavy/highway construction operations are primarily supplied with construction materials from our construction materials segment. Traffic safety services and equipment consists primarily of sales, leasing and servicing of general and specialty traffic control and work zone safety equipment and devices to industrial construction end-users.

Almost all of our products are produced and consumed outdoors. Normally, our highest sales and earnings are in the second and third fiscal quarters and our lowest are in the first and fourth fiscal quarters. As a result of this seasonality, our significant net working capital items, which are accounts receivable, inventories, accounts payable - trade and accrued liabilities, are typically higher as of interim period ends compared to fiscal year end.

Principles of Consolidation

The accompanying consolidated financial statements and notes included in this report have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of the Company and its wholly owned subsidiary companies, and their wholly owned subsidiary companies, and entities where the Company has a controlling equity interest. During fiscal year 2011, we consolidated various legal entities in order to simplify our legal structure. This consolidation did not affect our financial position, results of operations, or cash flows. The companies in the consolidated group as of February 28, 2013 and February 29, 2012 include New Enterprise Stone & Lime Co., Inc.; Gateway Trade Center Inc.; EII Transport Inc.; Protection Services Inc.; Work Area Protection Corp.; SCI Products Inc.; ASTI Transportation Systems, Inc.; Precision Solar Controls Inc.; Rock Solid Insurance Company; Kettle Creek Partners GP, LLC; and Kettle Creek Partners L.P.

The consolidated financial statements also include the accounts of South Woodbury, L.P., which is 99% owned by certain life insurance trusts, which insure the lives of the principal stockholders of the Company. The remainder is owned by the Company through a 1% general partnership interest owned by a wholly-owned entity of the Company, NESL II, LLC.

South Woodbury, L.P. owns an office building in Roaring Spring, PA and an office building that is being used as the Company’s corporate headquarters in New Enterprise, PA. The Company entered into the lease agreements on February 28, 2003. The original lease terms for both leases end on May 31, 2023 and the Company has one five-year option to extend each lease. The annual base rents for the Roaring Spring, PA and New Enterprise, PA office buildings are $0.4 million and $2.0 million respectively, which may be reset to a fair market rate, as defined in the agreements.

Intercompany balances and transactions have been eliminated in consolidation.

Investments in entities in which the Company has an ownership interest of 50% or less are accounted for by the equity method. Investments in affiliated companies consist of a 16.2% membership interest in Means To Go, LLC as of February 28, 2013.

Cash and Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. Cash balances were restricted in certain consolidated subsidiaries for bond sinking fund and insurance requirements as well as collateral on outstanding letters of credit or rentals.

In May 2012, the Company started using a cash pooling arrangement with a single financial institution with specific provisions for the right to offset positive and negative cash balances. Accordingly, the Company classifies net aggregate cash overdraft positions as other obligations within the current maturities of long-term debt as of February 28, 2013, based on the short-term nature of these positions.

Accounts Receivable

Trade accounts receivable, less allowance for doubtful accounts, are recorded at the invoiced amount plus service charges related to past due accounts. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable, including service charges. The Company determines the allowance based on historical write-off experience, specific identification based on a review of individual past due balances and their composition, and the nature of the customer. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Concentrations of Credit Risk

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company places its cash and temporary investments with high-quality financial institutions. At times, such balances and investments may be in excess of federally insured limits; however, the Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on cash and cash equivalents. The Company conducts business with various governmental entities within the Commonwealth of Pennsylvania. These entities include PennDOT, the Pennsylvania Turnpike Authority and various townships, municipalities, school districts and universities within Pennsylvania. The Company had $7.8 million and $4.6 million of accounts receivable from these governmental entities as of February 28, 2013 and February 29, 2012, respectively. The Company has not experienced any material losses with these governmental agencies and does not believe it is exposed to any significant credit risk on the outstanding accounts receivable balances.

Inventories

Inventories are stated at the lower of cost or market. Cost is determined using either first-in, first-out (“FIFO”) or weighted average method based on the applicable category of inventories. The Company also maintains an allowance for obsolete inventories, which is based on recent sales activity and usage of related items.

Rental Equipment

Rental equipment, primarily related to the Company’s safety products business, is recorded at cost and depreciated over the estimated useful lives of the equipment using the straight-line method. The range of estimated useful lives for rental equipment is two to three years.

Property, Plant and Equipment

Property, plant and equipment are carried at cost. Assets under capital leases are stated at the lesser of the present value of minimum lease payments or the fair value of the leased item. Provision for depreciation is generally computed over estimated service lives using the straight-line method.

The average depreciable lives by fixed asset category are as follows:

Land improvements	20 years
Buildings and improvements	8 - 40 years
Crushing, prestressing, and manufacturing plants	5 - 33 years
Contracting equipment	3 - 12.5 years
Trucks and autos	3 - 8 years
Office equipment	5 - 10 years

Depletion of limestone deposits is calculated over proven and probable reserves by the units of production method on a quarry-by-quarry basis.

Repairs and maintenance are charged to operations as incurred. Renewals or betterments, which materially add to the useful lives of property and equipment, are capitalized.

The Company capitalizes interest cost during the period assets are being constructed. Interest capitalized on construction in progress amounted to $0.1 million, $0.3 million and $0.1 million during fiscal years 2013, 2012 and 2011, respectively. We capitalized $0.3 million of interest cost related to our new enterprise resource planning system (“ERP”) during fiscal year 2012; no amounts were capitalized during fiscal years 2013 or 2011.

Goodwill and Goodwill Impairment

Goodwill is tested for impairment on an annual basis or more frequently whenever events or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. The impairment test for goodwill is a two-step process. Under the first step, the fair value of the reporting unit is compared with its carrying value. If the fair value of the reporting unit is less than its carrying value, an indication of impairment exists and the reporting unit must perform step two of the impairment test. Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed.

Our reporting units were determined based on our organization structure, considering the level at which discrete financial information for businesses is available and regularly reviewed The Company has three operating segments, which is the basis for determining its reporting units, organized around its three lines of business: (i) construction materials; (ii) heavy/highway construction; and (iii) traffic safety services and equipment. Construction materials include three reporting units within the operating segment based on geographic location. The operating segment of traffic safety services and equipment consists of one reporting unit within the segment based upon the similar economic characteristics of its operations.

The carrying value of each reporting unit is determined by assigning assets and liabilities, including goodwill, to those reporting units as of the measurement date. We use significant judgment in determining the most appropriate method to estimate the fair values of each of our reporting units. We estimate the fair values of the reporting units by considering the indicated fair values derived from both an income approach, which involves discounting estimated future cash flows and a market approach, which involves the application of revenue and earnings multiples of comparable companies.

We complete a discounted future cash flow model for each reporting unit based upon projected earnings before interest and taxes (“EBIT”). Under this approach, we calculate the fair value of each reporting unit based on the present value of its estimated future cash flow. In applying the discounted cash flow methodology, we rely on a number of factors, including future business plans, actual and forecasted operating results and market data. The significant assumptions in our discounted cash flow models include our estimates of future profitability, revenue growth rates, capital requirements and the discount rate. The profitability estimates used are derived from internal operating budgets and forecasts for long-term demand and pricing in our industry and markets. Any changes in key assumptions or management judgment with respect to a reporting unit or its prospects, which may result from a change in market conditions, market trends, interest rates or other factors outside of our control, or significant underperformance relative to historical or projected future operating results, could result in a significantly different estimate of the fair value of our reporting units, which could result in an impairment charge in the future. The discount rates utilized reflect market-based estimates of capital costs and discount rates adjusted for management’s assessment of a market participant’s view with respect to other risks associated with the projected cash flows and overall size of the individual reporting units. Our estimates are based upon assumptions we believe to be reasonable, but which by nature are uncertain and unpredictable.

We then supplement this analysis by also calculating a fair value of the reporting unit utilizing EBIT market multiples applicable to our industry and peer group, the data for which we develop internally and through third-party sources. If there is sufficient depth and availability of market comparables, we will take a weighted average approach of the two methods in calculating the fair value of a reporting unit. The weighting of these methods is subjective and based upon our judgment and our historical approach to calculating the fair value of a reporting unit.

Our annual goodwill impairment analysis takes place as of fiscal year end. As of February 28, 2013 and February 29, 2012, the estimated fair value of each of the reporting units was in excess of its carrying values even after conducting various sensitivity analyses on key assumptions, such that no adjustment to the carrying values of goodwill was required. As of February 28, 2013 the estimated fair value of each of the reporting units was in excess of 15% of carrying values except for our Traffic Safety Services and Equipment reporting unit, which was approximately 15%.

Other Intangible Assets

Other intangible assets consist of technology, customer relationships and trademarks acquired in previous acquisitions. The technology and customer relationships are being amortized over a straight-line basis of 15 and 20 years, respectively. Our intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.

The trademarks are considered to have an indefinite life and are not amortized but rather tested for impairment annually or whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be recoverable. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable based on a review of legal, regulatory, contractual, competitive, economic and other factors that limit the useful life of the asset. As a result of the Company’s review performed in combination with the annual impairment review completed as of February 28, 2013, the Company determined that factors had arisen which caused the Company to conclude that an indefinite useful life was no longer supportable. Beginning in fiscal year 2014, our trademarks will be amortized on a straight-line basis between 30 and 50 years. As a result, the Company recorded impairments of $2.0 million related to its Traffic Safety Services and Equipment reporting unit and $2.7 million related to its Construction Materials reporting unit. The remaining balance of our Traffic Safety Services and Equipment reporting unit’s trademark is $3.4 million and the remaining balance for our Construction Materials reporting unit’s trademark is $8.2 million as of February 28, 2013.

We use a variety of methodologies in conducting the impairment assessment of our intangible assets including discounted cash flow models, which are based on the assumptions the Company believes a hypothetical marketplace participants would use. For the intangible assets, other than goodwill, if the carrying amount exceeds the fair value, an impairment charge is recognized in an amount equal to that excess. The fair value measurements for the impairments were categorized within Level 3 of the fair value hierarchy.

Other Noncurrent Assets

Other noncurrent assets consist primarily of deferred financing fees, capitalized software, the cash surrender value of Company owned life insurance policies and deferred stripping costs. Deferred financing costs are amortized to interest expense over the terms of the associated credit agreements using the effective interest method of amortization. Capitalized software costs consist primarily of internal and external costs associated with the implementation of our ERP system. The amortizable lives of our capitalized software are 3 - 10 years. Deferred stripping costs consist of costs incurred during the development stage of a mine (pre-production stripping) and are expensed over the productive life of the mine using the units-of-production method.

Asset Retirement Obligations

The Company records the fair value of an asset retirement obligation, primarily for reclamation costs, as a liability in the period in which it incurs a legal obligation associated with the retirement of tangible long-lived assets. The associated asset retirement costs are capitalized as part of the underlying asset and depreciated over the estimated useful life of the asset. The liability is accreted through charges to operating expenses. If the asset retirement obligation is settled for other than the carrying amount of the liability, the Company will recognize a gain or loss on the settlement.

The Company is legally required to maintain reclamation bonds with the Commonwealth of Pennsylvania. The land reclamation obligation calculated by the Company is based upon the legal requirements for bond posting amounts and is adjusted for inflation and discounted using present value techniques at a credit-adjusted risk-free rate commensurate with the estimated years to settlement.

Revenue Recognition

We recognize revenue on construction contracts under the percentage-of-completion method of accounting, as measured by the cost incurred to date over estimated total cost. Our construction contracts are primarily fixed -price contracts.  The typical contract life cycle for these projects can be up to two to four years in duration. Changes in job performance, job conditions, estimated profitability and final contract settlements may result in revisions to revenues and costs Revenue from contract change orders is recognized when the owner has agreed to the change order with the customer and the related costs are incurred. We do not recognize revenue on basis of contract claims.  Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are identified. Contract costs include all direct material, labor, subcontract and other costs and those indirect costs related to contract performance, such as indirect salaries and wages, equipment repairs and depreciation, insurance and payroll taxes. Administrative and general expenses are charged to expense as incurred. Costs and estimated earnings in excess of billings on uncompleted contracts represent the excess of contract revenue recognized to date over billings to date. Billings in excess of costs and estimated earnings on uncompleted contracts represent the excess of billings to date over the amount of revenue recognized to date. As of February 28, 2013 and February 29, 2012, such amounts are included in accounts receivable (Note 3, “Accounts Receivable”) and accrued liabilities (Note 8, “Accrued Liabilities”), respectively, in the consolidated balance sheets.

The Company accounts for custom-built concrete products under the units-of-production method. Under this method, the revenue is recognized as the units are produced under firm contracts.

The Company generally recognizes revenue on the sale of construction materials and concrete products, other than custom-built concrete products, when the customer takes title and assumes risk of loss. Typically, this occurs when products are shipped.

The Company recognizes equipment rental revenue on a straight-line basis over the specific daily, weekly or monthly terms of the agreements. Revenues from the sale of equipment and contractor supplies are recognized at the time of delivery to, or pick-up by, the customer.

Other revenue consists of sales of miscellaneous materials, scrap and other products that do not fall into our other primary lines of business. The Company generally recognizes revenue when the customer takes title and assumes risk of loss, the price is fixed or determinable and collection is reasonably assured.

Self-Insurance

The Company is self-insured for workers’ compensation and health coverage, subject to specific retention levels. Self-insurance costs are accrued based upon the aggregate of the liability for reported claims and an estimated liability for claims incurred but not reported.

Fair Value

The Company determines fair value for its assets and liabilities in accordance with applicable accounting standards, which define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value determined is based on assumptions that market participants would use, including consideration of nonperformance risk. The carrying amounts of cash, restricted cash and cash equivalents, trade receivables, accounts payable, accrued expenses and short-term debt approximate fair value because of the short-term maturity of these financial instruments.

Impairment of Definite-Lived Long-Lived Assets

Long-lived assets, such as property, plant and equipment and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. The Company considers an asset group as the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets.  For our construction materials and heavy/highway construction operations, the lowest level of largely independent identifiable cash flows is at the regional level, which collectively serves a local market. Each region shares and allocates its material production, resources, equipment and business activity among the locations within the region in generating cash flows.  Our regions are i) Central Pennsylvania, ii) Chambersburg, Shippensburg, Gettysburg, Pennsylvania, iii) Lancaster, Pennsylvania, iv) Northeastern Pennsylvania and v) Western New York.  The construction materials regions' long-lived assets predominantly include limestone and sand acreage and crushing, prestressing equipment and manufacturing plants and the heavy/highway construction region’s long lived assets predominantly include contracting equipment and vehicles. The traffic safety services and equipment business, include two asset groups distinguished between its retail sales and distribution as one asset group and its manufacturing and assembly as the second asset group. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset group to estimated undiscounted future cash flows expected to be generated by the asset group. If the carrying amount of an asset group exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying amount exceeds the fair value of the asset group. Except for the trademark impairments discussed in “Other Intangible Assets” above, no other impairment charges were recorded.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. We record a valuation allowance to reduce our deferred tax assets to the amount that is more likely than not to be realized. We establish provisions for income taxes when, despite the belief that tax positions are fully supportable, there remain certain positions that do not meet the minimum probability threshold, as defined by the applicable accounting guidance, which is a tax position that is more likely than not to be sustained upon examination by the applicable taxing authority. In the normal course of business, the Company and its subsidiaries are examined by various federal, state and foreign tax authorities. We regularly assess the potential outcomes of these examinations and any future examinations for current and prior fiscal years in determining the adequacy of the provision for income taxes. Interest accrued related to unrecognized tax benefits and penalties related to income tax are both included as a component of the provision for taxes and adjust the income tax provision, the current tax liability and deferred taxes in the period during which the facts that give rise to a revision become known.

Use of Estimates

The preparation of the consolidated financial statements requires management to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Significant items subject to such estimates and assumptions include the carrying amount of property, plant and equipment; valuation of receivables, inventories, goodwill and other intangible assets; recognition of revenue and loss contract reserves under the percentage-of-completion method; assets and obligations related to employee benefit plans; asset retirement obligations; income tax valuation; and self-insurance reserves. Actual results could differ from those estimates.

New Accounting Standards

Recently Issued Accounting Standards

In July 2012, the FASB issued ASU No. 2012-02, Intangibles - Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. This ASU gives companies the option to first assess qualitative factors to determine whether it is more likely than not that the indefinite-lived intangible asset is impaired. If it is determined that it is more likely than not the indefinite-lived intangible asset is impaired, a quantitative impairment test is required. However, if it is concluded otherwise, the quantitative test is not necessary. This ASU will be effective commencing with the three months ending May 31, 2013. We do not expect the adoption of this ASU to have a material impact on our consolidated financial statements.

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (Topic 220). This ASU requires companies to provide information about the amounts reclassified out of accumulated other comprehensive income (“AOCI”) by component. In addition, companies are required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. This ASU does not change the current requirements for reporting net income or other comprehensive income in the financial statements. This ASU will be effective commencing with the three months ending May 31, 2013. We do not expect the adoption of this ASU to have a material impact on our consolidated financial statements.

Recently Adopted Accounting Standards

In May, 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in this update result in common fair value measurement and disclosure requirements in GAAP and International Financial Reporting Standards (“IFRSs”) and change the wording used to describe many of the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. For many of the requirements, it is not intended for the amendments to result in a change in the application of the requirements in Topic 820. Some of the amendments clarify the intent about the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. We adopted this standard on March 1, 2012, which did not have a material impact on the consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This update also eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments in this update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. We adopted this standard on March 1, 2012, which did not have a material impact on the consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment, which amends the goodwill impairment testing guidance in ASC 350-20, Goodwill. Under the amended standard, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under these amendments, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment. The amendments in this ASU are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. We adopted this standard on March 1, 2012, which did not have a material impact on the consolidated financial statements.

Reclassifications

Certain items previously reported in prior period financial statement captions have been conformed to agree with the current presentation.

Risks and Uncertainties	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Risks and Uncertainties
Risks and Uncertainties

2.              Risks and Uncertainties

Our business is heavily impacted by several factors which are outside the control of management, including the overall health of the economy, the level of commercial and residential construction, the level of federal, state and local publicly funded construction projects and seasonal variations generally attributable to weather conditions.  These factors impact the amount and timing of our revenues and our overall performance.

We believe we have sufficient financial resources, including cash and cash equivalents, cash from operations and amounts available for borrowing under our ABL Facility, to fund our business and operations for at least the next twelve months, including capital expenditures and debt service obligations. However, in the past we have failed to meet certain operating performance measures as well as the financial covenant requirements set forth under our previous credit facilities and our ABL Facility, which resulted in the need to obtain several amendments, and should we fail in the future to meet certain covenants as applicable, we cannot guarantee that we will be able to obtain such amendments. A failure to obtain such amendments could result in an acceleration of our indebtedness under the ABL Facility and a cross default under our other indebtedness, including the Company’s $250.0 million 11% senior notes due 2018 (the “Notes”) and the Company’s $265.0 million 13% senior secured notes due 2018 (the “Secured Notes”). If the lenders were to accelerate the due dates of our indebtedness or if current sources of liquidity prove to be insufficient, there can be no assurance that the Company would be able to repay or refinance such indebtedness or to obtain sufficient funding.  This could require the Company to restructure or alter its operations and capital structure.  Refer to Note 4 for disclosure of recent changes to the ABL facility.

We were required to register and exchange the Secured Notes by March 10, 2013 or be subject to penalty interest. Since the exchange has not yet been completed, penalty interest is 25 basis points for the first 90 days and each 90 days thereafter until the aggregate penalty interest rate reaches 1% and will remain at 1% until we complete the exchange of the Secured Notes.

2. Risks and Uncertainties

Our business is heavily impacted by several factors which are outside the control of management, including the overall health of the economy, the level of commercial and residential construction, the level of federal, state and local publicly funded construction projects and seasonal variations generally attributable to weather conditions. These factors impact the amount and timing of our revenues and our overall performance.

On March 15, 2012, the Company completed the sale of $265.0 million in 13.0% senior secured notes due 2018 (the “Secured Notes”). In connection with the sale of the Secured Notes, we also entered into the ABL Facility. We utilized the proceeds from the sale of the Secured Notes and the ABL Facility to prepay all amounts outstanding under our prior credit agreement and certain other debt.

The ABL Facility contained a covenant that required us to deliver our fiscal year 2012 annual financial statements to the lender by May 29, 2012. On September 7, 2012, we entered into the first amendment to the ABL Facility to change the required delivery date of the fiscal year 2012 annual financial statements and the required delivery dates of the fiscal year 2013 first and second quarter results and financial statements. Subsequent to the date of the first amendment, we required multiple extensions of time and ultimately filed our fiscal year 2012 annual financial statements, our fiscal year 2013 first and second quarter results and financial statements on December 15, 2012, January 1, 2013 and February 28, 2013, respectively.

As part of the first amendment entered into on September 7, 2012, the borrowing base formula under the ABL Facility became subject to adjustment based on the most recent Fixed Charge Coverage Ratio. If the Fixed Charge Coverage Ratio based on the most recently delivered financial statements is less than 1.0 to 1.0, the borrowing base will be equal to the sum of (a) the lesser of (i) $56.0 million (from $65.0 million) and (ii) 65% (from 75%) of the appraised value of the eligible real property plus (b) 70% (from 85%) of the outstanding balance of eligible accounts receivable plus (c) 40% (from 60%) of eligible inventory, minus (d) reserves imposed by the agent of the ABL Facility in the exercise of reasonable business judgment from the perspective of a secured asset-based lender, minus (e) reserves imposed by the agent to the ABL Facility with respect to branded inventory in its sole discretion. The Company was subject to the adjusted borrowing base calculation as of February 28, 2013 due to its Fixed Charge Coverage Ratio being below 1.0 to 1.0. The first amendment also added a 1.25% floor to LIBOR for purposes of determining the interest rate applicable to LIBOR based borrowings, which was later removed as discussed below.

In connection with the first amendment we also agreed with M&T that, in the event M&T was unable to reduce its final participation in the ABL Facility to no more than $75.0 million during the primary syndication of the ABL Facility by December 15, 2012, M&T would be entitled to add or modify certain terms of the ABL Facility that were previously prohibited from being added or modified, including but not limited to the advance rates, and certain covenants and the interest and fees payable. M&T has not syndicated the ABL Facility as of the balance sheet date and M&T has not modified the terms of the ABL Facility.

On December 7, 2012, we entered into the second amendment to the ABL Facility to change the required delivery date of our fiscal year 2013 third quarter results and financial statements. Subsequent to the date of the second amendment, we required an extension of time and ultimately filed our third quarter results and financial statements on April 1, 2013. There can be no guarantee the Company will not need to obtain similar amendments in the future. A failure to obtain such an amendment could result in an acceleration of our indebtedness under the ABL Facility and a cross-default under our other indebtedness, including the Notes and Secured Notes. See further discussion of the ABL Facility and other effects of the first amendment in Note 9, “Long-Term Debt.”

On May 29, 2013, we entered into the third amendment to the ABL Facility, which provided increased short-term borrowing availability. As part of the third amendment, we agreed to the following revised terms: (i) the aggregate overall amount of the ABL Facility was reduced from $170.0 million to $145.0 million; (ii) through November 30, 2014, we are no longer required to maintain minimum excess availability (as defined in the ABL Facility); (iii) the interest rate margin added to applicable LIBOR based borrowings has increased to a fixed 5%; (iv) the interest rate margin added to applicable Base Rate borrowings has increased to a fixed 3%; (v) the 1.25% floor applicable to LIBOR based borrowings has been removed; and (vi) to the extent that we dispose of assets that are ABL Priority Collateral and certain unencumbered assets, the net cash proceeds will be used to prepay outstanding borrowings under the ABL Facility and the overall ABL Facility will be reduced by $1 for each $1 of assets sold up to $15 million.

In connection with the third amendment, we also agreed with M&T that our board of directors will create a special committee consisting of our four non-employee directors, which we refer to as the special committee, that will engage an advisor to develop a business plan that focuses on cost reductions and operational efficiencies, which we refer to as the Plan.  Upon the approval of the Plan by a majority of the members of the special committee, the Plan will be submitted to the entire board of directors for approval.  The vote of more than seven directors will be required to reject the Plan.  The Plan must also be reasonably acceptable in scope, timing and process to M&T.  Once the Plan is approved by the board of directors, the special committee will be authorized to oversee the implementation of the Plan by our management.

The third amendment did not change other significant terms of the ABL Facility such as the maturity, borrowing base formula, and covenants, as applicable.

The Company agreed to pay $0.3 million in fees to effect the third amendment to the ABL Facility and as a result of the reduction in the maximum borrowings of the ABL Facility the Company will also expense $0.7 million of unamortized deferred debt issuance costs to interest expense.

On September 5 and 6, 2012 the Company received notices of default from the trustee under our Secured Notes and our 11% senior notes due 2018 (the “Notes”), respectively. The notices of default were related to the Company’s inability to provide the trustee with copies of the Company’s 2012 10-K and Quarterly Report on Form10-Q for the period ended May 31, 2012 in a timely manner as required by the underlying indentures. In accordance with the terms and conditions of the underlying indentures, the Company had 120 days from the date of those notices to cure such default by complying with its reporting requirements and related filings. The Company filed its 2012 10-K and its Quarterly Report on Form 10-Q for the period ended May 31, 2012 within the 120 day period and therefore has cured such defaults under the indentures. On January 14, 2013, the Company received a notice of default from the trustee under the indentures for the Secured Notes and Notes due to the Company’s inability to provide its Quarterly Report on Form 10-Q for the second fiscal quarter ended August 31, 2012 in compliance with the indentures. We filed our Quarterly Report on Form 10-Q for the second fiscal quarter ended August 31, 2012 within the 120 day period and therefore cured such default under the indentures.

We believe we have sufficient financial resources, including cash and cash equivalents, cash from operations and amounts available for borrowing under our ABL Facility, to fund our business and operations for at least the next twelve months, including capital expenditures and debt service obligations. However, in the past we have failed to meet certain operating performance measures as well as the financial covenant requirements set forth under our previous credit facilities and our ABL Facility, which resulted in the need to obtain several amendments, and should we fail in the future, we cannot guarantee that we will be able to obtain such amendments. A failure to obtain such amendments could result in an acceleration of our indebtedness under the ABL Facility and a crossdefault under our other indebtedness, including the Notes and Secured Notes. If the lenders were to accelerate the due dates of our indebtedness or if current sources of liquidity prove to be insufficient, there can be no assurance that the Company would be able to repay or refinance such indebtedness or to obtain sufficient funding. This could require the Company to restructure or alter its operations and capital structure.

We were required to register and exchange the Secured Notes by March 10, 2013 or be subject to penalty interest. The penalty interest is 25 basis points for the first 90 days and each 90 days until it reaches 1% and will remain at 1% until we complete the registration of the Secured Notes. We have not currently registered the Secured Notes.

Accounts Receivable	12 Months Ended
Feb. 28, 2013
Accounts Receivable
Accounts Receivable

3. Accounts Receivable

The Company’s accounts receivable consists of the following:

	February 28,	February 29,
(In thousands)	2013	2012
Costs and estimated earnings in excess of billings	$4,265	$14,570
Trade	48,392	60,172
Retainages	3,129	5,358
	55,786	80,100
Allowance for doubtful accounts	(3,515)	(3,259)
Accounts receivable, net	$52,271	$76,841

Costs and estimated earnings in excess of billings related to uncompleted contracts and amounts not processed by governmental agencies. State and local agencies often require several approvals to process billings or payments and this may cause a lag in payment times.

Inventories	12 Months Ended
Feb. 28, 2013
Inventories
Inventories

4. Inventories

The Company’s inventories consist of the following:

	February 28,	February 29,
(In thousands)	2013	2012
Crushed stone, agricultural lime, and sand	$76,927	$84,016
Safety equipment	16,057	16,901
Parts, tires, and supplies	11,331	11,313
Raw materials	9,247	9,400
Concrete blocks	4,210	4,547
Building materials	3,921	3,982
Other	3,451	2,036
	$125,144	$132,195

Property, Plant & Equipment	12 Months Ended
Feb. 28, 2013
Property, Plant & Equipment
Property, Plant & Equipment

5. Property, Plant & Equipment

The Company’s property, plant & equipment consist of the following:

	February 28,	February 29,
(In thousands)	2013	2012
Limestone and sand acreage	$144,076	$142,034
Land, buildings and building improvements	100,074	96,504
Crushing, prestressing, and manufacturing plants	326,066	310,130
Contracting equipment, vehicles and other	300,450	281,543
Construction in progress	5,680	8,829
Property, plant and equipment	876,346	839,040
Less: Accumulated depreciation and depletion	(504,478)	(467,466)
Property, plant and equipment, net	$371,868	$371,574

Depreciation expense was $47.5 million, $48.7 million and $43.2 million for fiscal years 2013, 2012 and 2011, respectively. Included in the contracting equipment, vehicles and other asset category above are capital leases with a cost basis of $23.6 million and $25.8 million as of February 28, 2013 and February 29, 2012, respectively.

Goodwill and Other Intangible Assets	12 Months Ended
Feb. 28, 2013
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

6. Goodwill and Other Intangible Assets

Goodwill

The following table presents the gross amount of goodwill and accumulated impairment losses by segment:

	February 28, 2013			February 29, 2012
	Gross	Accumulated	Net	Gross	Accumulated	Net
	Carrying	Impairment	Carrying	Carrying	Impairment	Carrying
(In thousands)	Amount	Losses	Amount	Amount	Losses	Amount
Construction materials*	$122,371	$(39,143)	$83,228	$124,145	$(39,143)	$85,002
Traffic safety services and equipment	5,845	—	5,845	5,845	—	5,845
	$128,216	$(39,143)	$89,073	$129,990	$(39,143)	$90,847

*During the fourth quarter of fiscal year 2013, the Company reduced goodwill for the settlement of a deferred acquisition liability, net of tax of $1.8 million originally recorded in connection with its acquisition of Stabler Companies Inc. in January 2008.

Other Intangible Assets

The Company’s intangible assets consist of the following:

	February 28, 2013			February 29, 2012
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
(In thousands)	Amount	Amortization	Amount	Amount	Amortization	Amount
Amortizable intangible assets
Customer relationships	$12,000	$(3,000)	$9,000	$12,000	$(2,400)	$9,600
Technology	600	(200)	400	600	(160)	440
Trademarks	11,600	—	11,600	—	—	—
	24,200	(3,200)	21,000	12,600	(2,560)	10,040
Nonamortizable intangible assets
Trademarks	—	—	—	16,304	—	16,304
Total other intangible assets	$24,200	$(3,200)	$21,000	$28,904	$(2,560)	$26,344

As discussed in Note 1, “Nature of Operations and Summary of Significant Accounting Policies - Other Intangible Assets”, we recorded impairments of our trademarks of $4.7 million and $1.1 million in fiscal years 2013 and 2012, respectively. The aggregate amortization expense related to amortizable intangible assets was $0.6 million for fiscal years 2013, 2012 and 2011.

	February 29, 2012				February 28, 2013
	Net			Reclassification	Net
	Carrying			to amortizable	Carrying
(In thousands)	Amount	Amortization	Impairment	intangible asset	Amount

Amortizable intangible assets
Customer relationships	$9,600	$(600)	$—	$—	$9,000
Technology	440	(40)	—	—	400
Trademarks	—	—	—	11,600	11,600
	10,040	(640)	—	11,600	21,000
Nonamortizable intangible assets
Trademarks	16,304		(4,704)	(11,600)	—
Total other intangible assets	$26,344	$—	$(4,704)	$(11,600)	$21,000

The estimated amortization expense for each of the five succeeding years and thereafter is as follows:

(In thousands)
Fiscal Year Ending
2014	$811
2015	811
2016	811
2017	811
2018	811
Thereafter	16,943
$21,000

Other Noncurrent Assets	12 Months Ended
Feb. 28, 2013
Other Noncurrent Assets
Other Noncurrent Assets

7. Other Noncurrent Assets

The Company’s other noncurrent assets consist of the following:

	February 28,	February 29,
(In thousands)	2013	2012
Deferred financing fees (less current portion of $3,658 and $4,882, respectively)	$14,523	$10,409
Capitalized software (net of accumulated amortization of $1,080 and $160, respectively)	9,211	11,719
Cash value of life insurance (net of loans of $0 and $3,000, respectively)	4,338	1,006
Deferred stripping costs	3,868	2,994
Other	2,512	3,232
Total other assets	$34,452	$29,360

As part of our debt refinancing transactions on March 15, 2012, we incurred and capitalized $15.0 million of deferred financing fees. The Company recognized a loss on debt retirement of approximately $6.4 million related to the write-off of unamortized debt issuance costs. The write-off of the debt issuance costs were recorded as interest expense.

During the fiscal year 2013, the Company recorded a $1.3 million reduction to capitalized software related to our new ERP system and a $0.2 million loss on the disposal of capitalized software.

Accrued Liabilities	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Accrued Liabilities
Accrued Liabilities

3.              Accrued Liabilities

Accrued liabilities consisted of the following:

	May 31,	February 28,
(In thousands)	2013	2013

Insurance	$21,588	$19,715
Interest	10,127	18,962
Payroll and vacation	9,393	8,281
Other	2,354	3,671
Withholding taxes	3,375	1,640
Billings in excess of costs and estimated earnings on uncompleted contracts	3,075	1,529
Contract expenses	243	209
Total accrued liabilities	$50,155	$54,007

8. Accrued Liabilities

The Company’s accrued liabilities consist of the following:

	February 28,	February 29,
(In thousands)	2013	2012
Interest	$18,962	$14,055
Insurance	19,715	18,353
Payroll and vacation	8,281	8,496
Other	3,671	3,482
Withholding taxes	1,640	2,862
Billings in excess of costs and estimated earnings on uncompleted contracts	1,529	255
Contract expenses	209	518
Deferred acquisition liability	—	3,610
Total accrued liabilities	$54,007	$51,631

Long-Term Debt	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Long-Term Debt
Long-Term Debt

4.              Long-Term Debt

	May 31,	February 28,
(In thousands)	2013	2013

ABL Facility	$68,733	$24,314
Notes due 2018	250,000	250,000
Secured Notes due 2018	289,387	276,925
Land, equipment and other obligations	17,071	19,005
Obligations under capital leases	7,255	7,743
Total debt	632,446	577,987
Less: Current portion	(9,708)	(11,342)
Total long-term debt	$622,738	$566,645

Asset-Based Loan Facility

Original Terms

On March 15, 2012, the Company entered into the ABL Facility with M&T, as the issuing bank, a lender, the swing lender, the agent and the arranger.  The ABL Facility originally provided for maximum borrowings on a revolving basis of up to $170.0 million from time to time for general corporate purposes, including working capital.  As discussed below, as a result of the third amendment to the ABL Facility, a maximum of $145.0 million may be borrowed under the ABL Facility.  The ABL Facility includes a $15.0 million letter of credit sub-facility and a $20.0 million swing line sub-facility for short-term borrowings. The ABL Facility will mature on March 15, 2017.  We classify borrowings under the ABL Facility as long-term due to our ability to maintain such borrowings on a long-term basis.

Borrowings under the ABL Facility (except swing line loans) bear interest at a rate per annum equal to, at the Company’s option, either (a) a base rate or (b) a LIBOR rate, in each case plus an applicable margin.  Swing line loans bear interest at the base rate plus the applicable margin. The LIBOR margin for the ABL Facility is fixed at 5.00% (as of the date of the third amendment, discussed below) and the base rate margin is fixed at 3.00% (as of the date of the third amendment, discussed below).  The ABL Facility also contains a commitment fee that is tied to the quarterly average Excess Availability, as defined in the ABL Facility Agreement as the borrowing base less the sum of letter of credit obligations and outstanding loans thereunder. The commitment fee ranges from 0.25% to 0.625%.  From the commencement of the ABL Facility Agreement until September 7, 2012 (date of the first amendment, discussed below), the LIBOR margin was 2.75%, the base rate margin was 0.75% and the commitment fee was 0.50%.

Borrowings under the ABL Facility are guaranteed on a full and unconditional and joint and several basis by certain of the Company’s existing and future domestic subsidiaries and are secured, subject to certain permitted liens, by first-priority liens on the ABL Priority Collateral and by second-priority liens on the collateral securing the Secured Notes on a first-priority basis, except for certain real property.

Availability of ABL Facility and Covenants

The ABL Facility includes affirmative and negative covenants that, subject to significant exceptions, limit our ability and the ability of our guarantors to undertake certain actions, including, among other things, limitations on (i) the incurrence of indebtedness and liens, (ii) asset sales, (iii) dividends and other payments with respect to capital stock, (iv) acquisitions, investments and loans, (v) affiliate transactions, (vi) altering the business, (vii) issuances of equity that have mandatory redemption or put rights prior to the maturity of the ABL Facility and (viii) providing negative pledges to third parties.  As of May 31, 2013, the Company was in compliance with these affirmative and negative covenants.

Prior to the third amendment to the ABL Facility, if the Company had less than $25.0 million of availability under the ABL Facility at any point in time, it would be obligated to comply with a fixed charge coverage ratio.  The third amendment to the ABL Facility, among other things, reduced the minimum excess availability threshold for the fixed charge coverage ratio until November 30, 2014, effectively increasing the Company’s short-term borrowing availability by allowing it to borrow up to the entire amount of the ABL Facility without needing to comply with a fixed charge coverage ratio.

If at any time after November 30, 2014 Excess Availability is less than the greater of (i) $25.0 million or (ii) 15% of the lesser of the commitments and the borrowing base, the Company must comply with a minimum fixed charge coverage ratio test of at least 1.0 to 1.0 for the immediately preceding four fiscal quarters or twelve consecutive months, as applicable.  As of May 31, 2013, the Company’s Fixed Charge Coverage Ratio was below 1.0 to 1.0. The practical result will be that after November 30, 2014, so long as our fixed charge coverage ratio as calculated pursuant to the covenant remains less than 1.0 to 1.0, our available borrowings under the ABL Facility will be reduced by $25.0 million.

A fixed charge covenant ratio is also used to determine what advance rates apply in calculating the borrowing base under the ABL Facility, as well as whether the Company can make certain investments, acquisitions, restricted payments, repurchases or increases in the amount of cash interest payments on other indebtedness.  As part of the first amendment to the ABL Facility entered into on September 7, 2012, the borrowing base formula under the ABL Facility became subject to adjustment based on the most recent fixed charge coverage ratio. If the calculation of the fixed charge coverage ratio is less than 1.0 to 1.0, the borrowing base will be equal to the sum of (a) the lesser of (i) $56.0 million (from $65 million) and (ii) 65% (from 75%) of the appraised value of the eligible real property, plus (b) 70% (from 85%) of the outstanding balance of eligible accounts receivable plus, (c) 40% (from 60%) of eligible inventory, minus (d) reserves imposed by the agent of the ABL Facility in the exercise of reasonable business judgment from the perspective of a secured asset-based lender, minus (e) reserves imposed by the agent to the ABL Facility with respect to branded inventory in its sole discretion.

The applicability of the Company’s fixed charge coverage ratio is conditional upon reaching the minimum excess availability.  As a result of the third amendment, the Company has a minimum excess availability of zero (reduced from $25.0 million) until November 30, 2014, effectively eliminating the need to comply with a fixed charge coverage ratio.  After this date, the Company may be subject to a fixed charge coverage ratio of 1.0 to 1.0, if its minimum excess availability reaches $25.0 million.

Amendment of ABL Facility

The ABL Facility contained a covenant that required us to deliver our fiscal year 2012 annual financial statements to the lender by May 29, 2012. On September 7, 2012, we entered into the first amendment to the ABL Facility to change the required delivery date of our audited February 29, 2012 financial statements and the required delivery date of our first and second quarter results and financial statements.  Subsequent to the date of the first amendment, we required multiple extensions of time and ultimately filed our audited February 29, 2012 financial statements, our fiscal year 2013 first and second quarter results and financial statements on December 15, 2012, January 1, 2013 and February 28, 2013, respectively.

As part of the first amendment to the ABL Facility entered into on September 7, 2012, the borrowing base formula under the ABL Facility became subject to adjustment based on the most recent Fixed Charge Coverage Ratio as described above.  We were subject to the adjusted borrowing base calculation as of February 28, 2013 and May 31, 2013.  The first amendment added a 1.25% floor to LIBOR for purposes of determining the interest rate applicable to LIBOR based borrowings, which was later removed in the third amendment discussed below.

In connection with the first amendment to the ABL Facility, we also agreed with M&T that, in the event M&T is unable to reduce its final participation in the ABL Facility to no more than $75.0 million during the primary syndication of the ABL Facility by December 15, 2012, M&T would be entitled to add or modify terms of the ABL Facility that were previously prohibited from being added or modified, including but not limited to the advance rates, certain covenants and the interest and fees payable. As of May 31, 2013, M&T has not syndicated the ABL Facility and has not modified the terms of the ABL Facility.  See the discussion below concerning the potential modifications by M&T.

On December 7, 2012, we entered into the second amendment to the ABL Facility to change the required delivery date of our third quarter results and financial statements. Subsequent to the date of the second amendment, we required an extension of time and ultimately filed our third quarter results and financial statements on April 1, 2013. There can be no guarantee that the Company will not need to obtain similar amendments in the future. A failure to obtain such amendment could result in an acceleration of the Company’s indebtedness under the ABL Facility and a cross-default under the Company’s other indebtedness, including the Notes and Secured Notes.

On May 29, 2013, we entered into the third amendment to the ABL Facility.  As discussed above, prior to the third amendment, if the Company had less than $25.0 million of availability under the ABL Facility at any point in time, it would be obligated to comply with a fixed charge coverage ratio.  The third amendment, among other things, reduced the minimum excess availability to zero until November 30, 2014, effectively increasing the Company’s short-term borrowing availability by allowing it to borrow up to the entire amount of the ABL Facility without needing to comply with a fixed charge coverage ratio. The Company also agreed to the following additional amendments to the ABL Facility in the third amendment: (i) the aggregate overall amount available for borrowing under the ABL Facility was reduced from $170.0 million to $145.0 million; (ii) the interest rate margin added to applicable LIBOR based borrowings was increased to a fixed 5%; (iii) the interest rate margin added to applicable Base Rate borrowings was increased to a fixed 3%; (iv) the 1.25% floor applicable to LIBOR based borrowings was removed; and (v) to the extent that the Company disposes of assets that are ABL priority collateral and certain unencumbered assets, the net cash proceeds will be used to prepay outstanding borrowings under the ABL Facility and the overall ABL Facility will be reduced by $1 for each $1 of assets sold up to $15 million.  The third amendment did not change other significant terms of the ABL Facility such as the maturity, borrowing base formula, and covenants, as applicable.  Although the overall commitment was reduced from $170.0 million to $145.0 million, because the Company’s borrowing base was below $145.0 million at the time of the third amendment, such reduction had no impact on the Company’s short-term ability to borrow under the ABL Facility.

In connection with the third amendment, we also agreed with M&T that our board of directors will create a special committee consisting of our four non-employee directors, which we refer to as the special committee, that will engage an advisor to develop a business plan that focuses on cost reductions and operational efficiencies, which we refer to as the Plan. Upon the approval of the Plan by a majority of the members of the special committee, the Plan will be submitted to the entire board of directors for approval. The vote of more than seven directors will be required to reject the Plan. The Plan must also be reasonably acceptable in scope, timing and process to M&T. Once the Plan is approved by the board of directors, the special committee will be authorized to oversee the implementation of the Plan by our management.

Potential Modification by M&T

In connection with the first amendment to the ABL Facility described above, in order to facilitate the syndication of the ABL Facility amongst additional lenders, the Company and M&T agreed that if M&T were unable to reduce its final loan commitments under the ABL Facility to no more than $75.0 million prior to December 15, 2012, M&T would be entitled to add to or modify the terms of the ABL Facility on a unilateral basis, including but not limited to adjusting the advance rates, adding or modifying certain covenants and increasing the interest and fees payable in order to facilitate its syndication efforts. In connection with such modifications, there is no limit or ceiling to the interest rate M&T could charge. Notwithstanding these rights, M&T would not be able to do the following without the Company’s consent:

·	reduce the ABL Facility’s total amount to less than $170.0 million (as discussed above, this has been reduced to $145.0 million due to the third amendment);
·	impose a permanent fixed charge coverage ratio;
·	cause the springing fixed charge coverage ratio covenant in the ABL Facility to be greater than 1.00 to 1.00;
·	add a senior or total debt to EBITDA covenant with a less than 20% cushion from management projections;
·	add a net worth covenant with a less than 20% cushion from management projections;
·

restrict the Company’s ability to incur additional permitted indebtedness and related permitted liens for capital leases, purchase debt and sale-leaseback transactions to less than $35.0 million in the aggregate at any time;

·

if the Company’s fixed charge coverage ratio is 1.00 to 1.00 or greater, cause the advance rate for (a) eligible inventory to be less than 60%; (b) eligible accounts to be less than 85%; or (c) eligible real property to be less than the lower of (1) 75% of the appraised value thereof and (2) $65.0 million;

·

if the Company’s fixed charge coverage ratio is less than 1.00 to 1.00, cause the advance rate for (a) eligible inventory to be less than 40%; (b) eligible accounts to be less than 70%; or (c) eligible real property to be less than the lower of (1) 75% of the appraised value thereof and (2) $56.0 million; or

·	require that any of (a) Rock Solid Insurance Company, (b) South Woodbury L.P., (c) NESL II, LLC, (d) Kettle Creek Partners L.P. or (e) Kettle Creek Partners G.P., LLC guaranty the ABL Facility.

As of May 31, 2013, despite M&T’s inability to successfully syndicate the ABL Facility, the terms of the ABL Facility have not been modified by M&T.  However, should M&T choose to exercise its right to add or modify terms of the ABL Facility, borrowings under the ABL Facility may be subject to terms less favorable than the current terms of the ABL Facility which could negatively impact our financial position, cash flows and results of operations. Furthermore, such modifications may require us to renegotiate the terms of the ABL Facility or obtain additional financing. We may not be able to obtain such modifications or additional financing on commercially reasonable terms or at all. If we are unable to obtain such modifications or additional financing, we would have to consider other options, such as the sale of certain assets, sales of equity, and negotiations with our lenders to restructure our debt. The terms of our indebtedness may restrict, or market or business conditions may limit, our ability to do any or all of these things.

Interest Rate and Availability

As of May 31, 2013, the weighted average interest rate on the ABL Facility was 4.0%.  The effective interest rate, including all fees, for the ABL Facility was approximately 6.2% for fiscal year 2013. As discussed above, we recently amended our ABL Facility to fix the interest rate margin added to LIBOR based borrowings at 5.0%, fix the interest rate margin added to base rate borrowings at 3.0% and remove the 1.25% floor applicable to LIBOR based borrowings.

As of May 31, 2013, we had borrowed $68.7 million under the ABL Facility with $64.6 million available. As discussed above, we recently amended our ABL Facility to, among other things, reduce the overall commitment to $145.0 million and waive the $25.0 million minimum excess availability threshold for the fixed charge coverage ratio until November 30, 2014.

The third amendment did not change other significant terms of the ABL Facility such as the maturity, borrowing base formula, and covenants, as applicable.

The Company paid $0.3 million in fees to effect the third amendment to the ABL Facility and as a result of the reduction in the maximum borrowings of the ABL Facility the Company also recognized $0.7 million of unamortized deferred financing fees as interest expense during the three months ended May 31, 2013.

Notes Due 2018

In August 2010, the Company sold $250.0 million aggregate principal amount of the Notes.  Interest on the Notes is payable semi-annually in arrears on March 1 and September 1 of each year.  The proceeds from the issuance of Notes were used to pay down debt.

At any time prior to September 1, 2014, the Company may redeem all or part of the Notes at a redemption price equal to 100.0% of the principal amount plus accrued and unpaid interest and an applicable “make-whole” premium which is set forth in the indenture governing the Notes. On or after September 1, 2014, the Company may redeem all or a part of the Notes at the redemption prices (expressed as percentages of principal amount) set forth below plus accrued and unpaid interest if redeemed during the twelve-month period beginning on September 1 of the years indicated below:

Year	Percentage

2014	105.50%
2015	102.75%
2016 and thereafter	100.00%

In addition, prior to September 1, 2013, the Company may redeem up to 35.0% of the aggregate principal Notes outstanding with the net cash proceeds from certain equity offerings at a redemption price equal to 111.0% of the principal amount thereof, together with accrued and unpaid interest. If the Company experiences a change of control, as outlined in the indenture, the Company may be required to offer to purchase the Notes at a purchase price equal to 101.0% of the principal amount, plus accrued interest.

The Notes are guaranteed on a full and unconditional, and joint and several basis, by certain of the Company’s existing and future domestic subsidiaries (the “Guarantors” as described in Note 9, “Condensed Issuer, Guarantor and Non-Guarantor Financial Information”).  The indenture governing the Notes contains affirmative and negative covenants that, among other things, limit the  Company’s and its subsidiaries’ ability to incur additional debt, make restricted payments, dividends or other payments from subsidiaries to the Company, create liens, engage in the sale or transfer of assets and engage in transactions with affiliates.  The Company is not required to maintain any affirmative financial ratios or covenants.

Secured Notes due 2018

Interest on the Secured Notes is initially payable at 13.0% per annum, semi-annually in arrears on March 15 and September 15.  The Company will make each interest payment to the holders of record of the Secured Notes as of the immediately preceding March 1 and September 1. The Company used the proceeds from this offering to repay certain existing indebtedness and to pay related fees and expenses.  The Secured Notes will mature on March 15, 2018.

With respect to any interest payment date on or prior to March 15, 2017, the Company may, at its option, elect (an ‘‘Interest Form Election’’) to pay interest on the Secured Notes (i) entirely in cash (‘‘Cash Interest’’) or (ii) subject to any Interest Rate Increase (as defined below), initially at the rate of 4% per annum in cash (‘‘Cash Interest Portion’’) and 9% per annum by increasing the outstanding principal amount of the Secured Notes or by issuing additional paid in kind notes under the indenture on the same terms as the Secured Notes (‘‘PIK Interest Portion’’ or “PIK Interest”); provided that in the absence of an Interest Form Election, interest on the Secured Notes will be payable as PIK Interest.  At May 31, 2013, PIK interest was $29.2 million ($24.4 million was recorded as an increase to the Secured Notes and $4.8 million was recorded as a long-term obligation in Other liabilities).

With respect to any interest payment payable after March 15, 2017, interest will be payable solely in cash. In addition, at the beginning of and with respect to each 12-month period that begins on March 15, 2013, March 15, 2014 and March 15, 2015, the interest rate on the Secured Notes as of such date shall permanently increase by an additional 1.0% per annum (an ‘‘Interest Rate Increase’’) unless the Company delivers a written notice to the Trustee of the Company’s election for such 12-month period to either (x) alter the manner of interest payment on the Secured Notes going forward by increasing the Cash Interest Portion and decreasing the PIK Interest Portion in each case in effect with respect to the immediately preceding interest period for which any PIK Interest was paid prior to each such election by, in each case, 1.0% per annum or (y) pay interest on the Secured Notes for such 12-month period entirely in cash (a ‘‘12-Month Cash Election’’). In the event of a 12-Month Cash Election for any 12-month period prior to March 15, 2017, the interest rate on the Secured Notes applicable for such 12-month period shall be 1.0% less than the total interest rate applicable to the Secured Notes in effect with respect to the immediately preceding interest period for which any PIK Interest was paid. Any Interest Rate Increase shall be affected by increasing the PIK Interest Portion in effect with respect to the immediately preceding interest period for which any PIK Interest was paid prior to each such Interest Rate Increase. If the Company makes a 12-Month Cash Election for and in respect of the 12-month period beginning on March 15, 2016, the same interest rate will apply for and in respect of the 12-month period beginning on March 15, 2017.  The additional 1.0% per annum Interest Rate Increase will only apply to the three consecutive annual periods beginning March 15, 2013.

On March 4, 2013, the Company notified the trustee of its Secured Notes that it had selected to pay interest on the Secured Notes for the 12-month period commencing March 15, 2013 in the form of 5% cash payment and 8% payment in kind, which represents $14.9 million and $23.6 million, respectively.

At any time prior to March 15, 2015, the Company may redeem, at its option, up to 35% of the Secured Notes with the net cash proceeds from certain public equity offerings at a redemption price equal to 113.0% of the principal amount outstanding, plus accrued and unpaid interest. The Company may also redeem some or all of the Secured Notes at any time prior to March 15, 2015 at a redemption price equal to 100.0% of the principal amount of the outstanding Secured Notes, plus accrued and unpaid interest, plus a ‘‘make-whole’’ premium. On and after March 15, 2015, the Secured Notes will be redeemable, in whole or in part, at the redemption prices specified as follows:

Year	Percentage

2015	106.50%
2016	103.25%
2017 and thereafter	100.00%

In addition, the Company may be required to make an offer to purchase the Secured Notes upon the sale of certain assets or upon a change of control. The Company will be required to redeem certain portions of the Secured Notes for tax purposes at the end of the first accrual period ending after the fifth anniversary of the Secured Notes issuance and each accrual period thereafter.

The Secured Notes are guaranteed on a full and unconditional, and joint and several basis, by certain of the Company’s existing and future domestic subsidiaries (the “Guarantors” as described in Note 9, “Condensed Issuer, Guarantor and Non-Guarantor Financial Information”).  The Secured Notes and related guarantees are senior secured obligations of the Company and the Guarantors that rank equally in right of payment with all existing and future senior debt of the Company and the Guarantors, including the Notes and ABL Facility, and senior to all existing and future subordinated debt of the Company and Guarantors.  The Secured Notes and related guarantees are secured, subject to certain permitted liens and except for certain excluded assets, by first-priority liens on substantially all of the Company’s and Guarantors’ personal property and certain owned and leased real property and second-priority liens on certain real property and substantially all of the Company’s and Guarantors’ accounts receivable, inventory and deposit accounts and related assets and proceeds of the foregoing that secure the ABL Facility on a first-priority basis.

The indenture for the Secured Notes contains restrictive covenants that limit the Company’s ability and the ability of its subsidiaries that are restricted under the indenture to, among other things, incur additional debt, pay dividends or make distributions, repurchase capital stock or make other restricted payments, make certain investments, incur liens, merge, amalgamate or consolidate, sell, transfer, lease or otherwise dispose of all or substantially all assets and enter into transactions with affiliates.

We were required to file a registration statement with the Securities and Exchange Commission (“SEC”) with respect to a registered offer to exchange the Secured Notes for new Secured Notes having  terms substantially identical in all material respects to the Secured Notes (the “Secured Notes Registration Statement”) by March 10, 2013 or we will be subject to penalty interest. The penalty interest will increase 25 basis points each quarter for four consecutive quarters until it reaches 1% and will remain at 1% until we complete the registration of the Secured Notes.  On June 13, 2013, we filed the Secured Notes Registration Statement with the SEC and we are currently in the process of registering the exchange notes, therefore paying penalty interest.

Land, equipment and other obligations

The Company has various notes, mortgages and other financing arrangements resulting from the purchase of principally land and equipment.  All loans provide for at least annual payments, which include interest ranging up to 10.0% per annum, and are principally secured by the land and equipment acquired.

From 1998 through 2005, the Company issued four revenue bonds to different industrial development authorities for counties in Pennsylvania in order to fund the acquisition and installation of plant and equipment.  The original issuance of these bonds totaled $25.3 million with dates of maturity through May 2022.  The Company maintains irrevocable, transferable letters of credit equal to the approximate carrying value of each bond, in total for $5.4 million as of May 31, 2013 and February 28, 2013, respectively.  The effective interest rate on these bonds ranged from 0.25% to 0.43% for three months ended May 31, 2013 and 0.23% to 0.46% for the three months ended May 31, 2012.  The Company is subject to annual principal maturities each year which, is funded on either a quarterly or monthly basis, depending upon the terms of the original agreement.  The Company’s plant and equipment provide collateral under these borrowings and for the letters of credit.

Obligations include a cash overdrafts liability of $0.8 million and $2.2 million, which is included within the current portion of long-term debt as of May 31, 2103 and February 28, 2013, respectively.

Obligations under capital lease

The Company has various arrangements for the lease of machinery and equipment which qualify as capital leases. These arrangements typically provide for monthly payments, some of which include residual value guarantees if the Company were to terminate the arrangement during certain specified periods of time for each underlying asset under lease.

9. Long-Term Debt

The Company’s long-term debt consists of the following:

	February 28,	February 29,
(In thousands)	2013	2012
ABL Facility	$24,314	$—
Notes due 2018	250,000	250,000
Secured notes due 2018	276,925	—
First lien term loan A & B	—	145,383
First lien revolving credit facility	—	100,113
Land, equipment and other obligations	19,005	23,016
Obligations under capital leases	7,743	10,501
Total debt	577,987	529,013
Less: Current portion	(11,342)	(7,538)
Total long-term debt	$566,645	$521,475

Refinancing

On March 15, 2012, the Company completed the sale of the Secured Notes and entered into the ABL Facility. The Company utilized the proceeds from the sale of the Secured Notes and borrowings under the ABL Facility to repay all amounts outstanding under, and terminate, the Credit Agreement and certain other debt. We classified the components of the debt refinanced on March 15, 2012 as long-term in the consolidated balance sheet as of February 29, 2012.

Asset-Based Loan Facility

Original Terms

On March 15, 2012, the Company entered into the ABL Facility with M&T, as the issuing bank, a lender, the swing lender, the agent and the arranger.  The ABL Facility originally provided for maximum borrowings on a revolving basis of up to $170.0 million from time to time for general corporate purposes, including working capital.  As discussed below, as a result of the third amendment to the ABL Facility, a maximum of $145.0 million may be borrowed under the ABL Facility.  The ABL Facility includes a $15.0 million letter of credit sub-facility and a $20.0 million swing line sub-facility for short-term borrowings. The ABL Facility will mature on March 15, 2017.  We classify borrowings under the ABL Facility as long-term due to our ability to maintain such borrowings on a long-term basis.

Borrowings under the ABL Facility (except swing line loans) bear interest at a rate per annum equal to, at the Company’s option, either (a) a base rate or (b) a LIBOR rate, in each case plus an applicable margin.  Swing line loans bear interest at the base rate plus the applicable margin. The LIBOR margin for the ABL Facility is fixed at 5.00% (as of the date of the third amendment, discussed below) and the base rate margin is fixed at 3.00% (as of the date of the third amendment, discussed below).  The ABL Facility also contains a commitment fee that is tied to the quarterly average Excess Availability, as defined in the ABL Facility Agreement as the borrowing base less the sum of letter of credit obligations and outstanding loans thereunder. The commitment fee ranges from 0.25% to 0.625%.  From the commencement of the ABL Facility Agreement until September 7, 2012 (date of the first amendment, discussed below), the LIBOR margin was 2.75%, the base rate margin was 0.75% and the commitment fee was 0.50%.

Borrowings under the ABL Facility are guaranteed on a full and unconditional and joint and several basis by certain of the Company’s existing and future domestic subsidiaries and are secured, subject to certain permitted liens, by first-priority liens on the ABL Priority Collateral and by second-priority liens on the collateral securing the Secured Notes on a first-priority basis, except for certain real property.

Availability of ABL Facility and Covenants

The ABL Facility includes affirmative and negative covenants that, subject to significant exceptions, limit our ability and the ability of our guarantors to undertake certain actions, including, among other things, limitations on (i) the incurrence of indebtedness and liens, (ii) asset sales, (iii) dividends and other payments with respect to capital stock, (iv) acquisitions, investments and loans, (v) affiliate transactions, (vi) altering the business, (vii) issuances of equity that have mandatory redemption or put rights prior to the maturity of the ABL Facility and (viii) providing negative pledges to third parties.  As of February 28, 2013, the Company was in compliance with these affirmative and negative covenants.

Prior to the third amendment to the ABL Facility, if the Company had less than $25.0 million of availability under the ABL Facility at any point in time, it would be obligated to comply with a fixed charge coverage ratio.  The third amendment to the ABL Facility, among other things, reduced the minimum excess availability threshold for the fixed charge coverage ratio until November 30, 2014, effectively increasing the Company’s short-term borrowing availability by allowing it to borrow up to the entire amount of the ABL Facility without needing to comply with a fixed charge coverage ratio.

If at any time after November 30, 2014 Excess Availability is less than the greater of (i) $25.0 million or (ii) 15% of the lesser of the commitments and the borrowing base, the Company must comply with a minimum fixed charge coverage ratio test of at least 1.0 to 1.0 for the immediately preceding four fiscal quarters or twelve consecutive months, as applicable.  As of February 28, 2013, the Company’s Fixed Charge Coverage Ratio was below 1.0 to 1.0. The practical result will be that after November 30, 2014, so long as our fixed charge coverage ratio as calculated pursuant to the covenant remains less than 1.0 to 1.0, our available borrowings under the ABL Facility will be reduced by $25.0 million.

A fixed charge covenant ratio is also used to determine what advance rates apply in calculating the borrowing base under the ABL Facility, as well as whether the Company can make certain investments, acquisitions, restricted payments, repurchases or increases in the amount of cash interest payments on other indebtedness.  As part of the first amendment to the ABL Facility entered into on September 7, 2012, the borrowing base formula under the ABL Facility became subject to adjustment based on the most recent fixed charge coverage ratio. If the calculation of the fixed charge coverage ratio is less than 1.0 to 1.0, the borrowing base will be equal to the sum of (a) the lesser of (i) $56.0 million (from $65 million) and (ii) 65% (from 75%) of the appraised value of the eligible real property, plus (b) 70% (from 85%) of the outstanding balance of eligible accounts receivable plus, (c) 40% (from 60%) of eligible inventory, minus (d) reserves imposed by the agent of the ABL Facility in the exercise of reasonable business judgment from the perspective of a secured asset-based lender, minus (e) reserves imposed by the agent to the ABL Facility with respect to branded inventory in its sole discretion.

The applicability of the Company’s fixed charge coverage ratio is conditional upon reaching the minimum excess availability.  As a result of the third amendment, the Company has a minimum excess availability of zero (reduced from $25.0 million) until November 30, 2014, effectively eliminating the need to comply with a fixed charge coverage ratio.  After this date, the Company may be subject to a fixed charge coverage ratio of 1.0 to 1.0, if its minimum excess availability reaches $25.0 million.

Amendment of ABL Facility

The ABL Facility contained a covenant that required us to deliver our fiscal year 2012 annual financial statements to the lender by May 29, 2012. On September 7, 2012, we entered into the first amendment to the ABL Facility to change the required delivery date of our audited February 29, 2012 financial statements and the required delivery date of our first and second quarter results and financial statements.  Subsequent to the date of the first amendment, we required multiple extensions of time and ultimately filed our audited February 29, 2012 financial statements, our fiscal year 2013 first and second quarter results and financial statements on December 15, 2012, January 1, 2013 and February 28, 2013, respectively.

As part of the first amendment to the ABL Facility entered into on September 7, 2012, the borrowing base formula under the ABL Facility became subject to adjustment based on the most recent Fixed Charge Coverage Ratio as described above.  We were subject to the adjusted borrowing base calculation as of February 28, 2013.  The first amendment added a 1.25% floor to LIBOR for purposes of determining the interest rate applicable to LIBOR based borrowings, which was later removed in the third amendment discussed below.

In connection with the first amendment to the ABL Facility, we also agreed with M&T that, in the event M&T is unable to reduce its final participation in the ABL Facility to no more than $75.0 million during the primary syndication of the ABL Facility by December 15, 2012, M&T would be entitled to add or modify terms of the ABL Facility that were previously prohibited from being added or modified, including but not limited to the advance rates, certain covenants and the interest and fees payable. As of February 28, 2013, M&T has not syndicated the ABL Facility and has not modified the terms of the ABL Facility.  See the discussion below concerning the potential modifications by M&T.

On December 7, 2012, we entered into the second amendment to the ABL Facility to change the required delivery date of our third quarter results and financial statements. Subsequent to the date of the second amendment, we required an extension of time and ultimately filed our third quarter results and financial statements on April 1, 2013. There can be no guarantee that the Company will not need to obtain similar amendments in the future. A failure to obtain such amendment could result in an acceleration of the Company’s indebtedness under the ABL Facility and a cross-default under the Company’s other indebtedness, including the Notes and Secured Notes.

On May 29, 2013, we entered into the third amendment to the ABL Facility.  As discussed above, prior to the third amendment, if the Company had less than $25.0 million of availability under the ABL Facility at any point in time, it would be obligated to comply with a fixed charge coverage ratio.  The third amendment, among other things, reduced the minimum excess availability to zero until November 30, 2014, effectively increasing the Company’s short-term borrowing availability by allowing it to borrow up to the entire amount of the ABL Facility without needing to comply with a fixed charge coverage ratio. The Company also agreed to the following additional amendments to the ABL Facility in the third amendment: (i) the aggregate overall amount available for borrowing under the ABL Facility was reduced from $170.0 million to $145.0 million; (ii) the interest rate margin added to applicable LIBOR based borrowings was increased to a fixed 5%; (iii) the interest rate margin added to applicable Base Rate borrowings was increased to a fixed 3%; (iv) the 1.25% floor applicable to LIBOR based borrowings was removed; and (v) to the extent that the Company disposes of assets that are ABL priority collateral and certain unencumbered assets, the net cash proceeds will be used to prepay outstanding borrowings under the ABL Facility and the overall ABL Facility will be reduced by $1 for each $1 of assets sold up to $15 million.  The third amendment did not change other significant terms of the ABL Facility such as the maturity, borrowing base formula, and covenants, as applicable.  Although the overall commitment was reduced from $170.0 million to $145.0 million, because the Company’s borrowing base was below $145.0 million at the time of the third amendment, such reduction had no impact on the Company’s short-term ability to borrow under the ABL Facility.

In connection with the third amendment, we also agreed with M&T that our board of directors will create a special committee consisting of our four non-employee directors, which we refer to as the special committee, that will engage an advisor to develop a business plan that focuses on cost reductions and operational efficiencies, which we refer to as the Plan. Upon the approval of the Plan by a majority of the members of the special committee, the Plan will be submitted to the entire board of directors for approval. The vote of more than seven directors will be required to reject the Plan. The Plan must also be reasonably acceptable in scope, timing and process to M&T. Once the Plan is approved by the board of directors, the special committee will be authorized to oversee the implementation of the Plan by our management.

Potential Modification by M&T

In connection with the first amendment to the ABL Facility described above, in order to facilitate the syndication of the ABL Facility amongst additional lenders, the Company and M&T agreed that if M&T were unable to reduce its final loan commitments under the ABL Facility to no more than $75.0 million prior to December 15, 2012, M&T would be entitled to add to or modify the terms of the ABL Facility on a unilateral basis, including but not limited to adjusting the advance rates, adding or modifying certain covenants and increasing the interest and fees payable in order to facilitate its syndication efforts. In connection with such modifications, there is no limit or ceiling to the interest rate M&T could charge. Notwithstanding these rights, M&T would not be able to do the following without the Company’s consent:

·	reduce the ABL Facility’s total amount to less than $170.0 million (as discussed above, this has been reduced to $145.0 million due to the third amendment);
·	impose a permanent fixed charge coverage ratio;
·	cause the springing fixed charge coverage ratio covenant in the ABL Facility to be greater than 1.00 to 1.00;
·	add a senior or total debt to EBITDA covenant with a less than 20% cushion from management projections;
·	add a net worth covenant with a less than 20% cushion from management projections;
·

restrict the Company’s ability to incur additional permitted indebtedness and related permitted liens for capital leases, purchase debt and sale-leaseback transactions to less than $35.0 million in the aggregate at any time;

·

if the Company’s fixed charge coverage ratio is 1.00 to 1.00 or greater, cause the advance rate for (a) eligible inventory to be less than 60%; (b) eligible accounts to be less than 85%; or (c) eligible real property to be less than the lower of (1) 75% of the appraised value thereof and (2) $65.0 million;

·

if the Company’s fixed charge coverage ratio is less than 1.00 to 1.00, cause the advance rate for (a) eligible inventory to be less than 40%; (b) eligible accounts to be less than 70%; or (c) eligible real property to be less than the lower of (1) 75% of the appraised value thereof and (2) $56.0 million; or

·	require that any of (a) Rock Solid Insurance Company, (b) South Woodbury L.P., (c) NESL II, LLC, (d) Kettle Creek Partners L.P. or (e) Kettle Creek Partners G.P., LLC guaranty the ABL Facility.

As of February 28, 2013, despite M&T’s inability to successfully syndicate the ABL Facility, the terms of the ABL Facility have not been modified by M&T.  However, should M&T choose to exercise its right to add or modify terms of the ABL Facility, borrowings under the ABL Facility may be subject to terms less favorable than the current terms of the ABL Facility which could negatively impact our financial position, cash flows and results of operations. Furthermore, such modifications may require us to renegotiate the terms of the ABL Facility or obtain additional financing. We may not be able to obtain such modifications or additional financing on commercially reasonable terms or at all. If we are unable to obtain such modifications or additional financing, we would have to consider other options, such as the sale of certain assets, sales of equity, and negotiations with our lenders to restructure our debt. The terms of our indebtedness may restrict, or market or business conditions may limit, our ability to do any or all of these things.

The Company agreed to pay $0.3 million in fees to effect the third amendment to the ABL Facility and as a result of the reduction in the maximum borrowings of the ABL Facility the Company will also expense $0.7 million of unamortized deferred debt issuance costs to interest expense.

Interest Rate and Availability

As of February 28, 2013, the weighted average interest rate on the ABL Facility was 4.0%.  The effective interest rate, including all fees, for the ABL Facility was approximately 6.2% for fiscal year 2013. As discussed above, we recently amended our ABL Facility to fix the interest rate margin added to LIBOR based borrowings at 5.0%, fix the interest rate margin added to base rate borrowings at 3.0% and remove the 1.25% floor applicable to LIBOR based borrowings.

As of February 28, 2013, the Company had borrowed $24.3 million under the ABL Facility. As of such date, the borrowing base was $109.7 million; provided, however, there was $84.7 million available to borrow because the Company is required to maintain at least $25 million of excess availability so that it does not trigger the fixed charge coverage ratio based covenant discussed above. As discussed above, the Company recently amended its ABL Facility to, among other things, reduce the overall commitment to $145.0 million and delay the applicability of the fixed charge coverage ratio based covenant until after November 30, 2014.

The third amendment did not change other significant terms of the ABL Facility such as the maturity, borrowing base formula, and covenants, as applicable.

Notes Due 2018

In August 2010, the Company sold $250.0 million aggregate principal amount of the Notes. Interest on the Notes is payable semi-annually in arrears on March 1 and September 1 of each year. The proceeds from the issuance of Notes were used to pay down debt. In fiscal year 2011, the Company recognized a loss on debt retirement of approximately $2.9 million relating to the write off of unamortized debt issuance costs associated with the components of outstanding debt that were paid down. The write off of the debt issuance costs were recorded as a component of interest expense. In connection with the issuance of the Notes, the Company incurred costs of approximately $8.3 million which were deferred and are being amortized on the effective interest method through the 2018 maturity date.

At any time prior to September 1, 2014, the Company may redeem all or part of the Notes at a redemption price equal to 100.0% of the principal amount plus accrued and unpaid interest and an applicable “make-whole” premium which is set forth in the indenture governing the Notes. On or after September 1, 2014, the Company may redeem all or a part of the Notes at the redemption prices (expressed as percentages of principal amount) set forth below plus accrued and unpaid interest if redeemed during the twelve-month period beginning on September 1 of the years indicated below:

Year	Percentage
2014	105.50%
2015	102.75%
2016 and thereafter	100.00%

In addition, prior to September 1, 2013, the Company may redeem up to 35.0% of the aggregate principal Notes outstanding with the net cash proceeds from certain equity offerings at a redemption price equal to 111.0% of the principal amount thereof, together with accrued and unpaid interest. If the Company experiences a change of control, as outlined in the indenture, the Company may be required to offer to purchase the Notes at a purchase price equal to 101.0% of the principal amount, plus accrued interest.

The Notes are guaranteed on a full and unconditional, and joint and several basis, by certain of the Company’s existing and future domestic subsidiaries (the “Guarantors” as described in Note 18, “Condensed Issuer, Guarantor and Non-Guarantor Financial Information”). The indenture governing the Notes contains affirmative and negative covenants that, among other things, limit the Company’s and its subsidiaries’ ability to incur additional debt, make restricted payments, dividends or other payments from subsidiaries to the Company, create liens, engage in the sale or transfer of assets and engage in transactions with affiliates. The Company is not required to maintain any affirmative financial ratios or covenants.

The Indenture governing the Notes required that the Company file a registration statement with the Securities and Exchange Commission and exchange the Notes for new Notes having terms substantially identical in all material respects to the Notes. The Company filed its registration statement with the SEC for the Notes on August 29, 2011. The registration statement became effective on September 13, 2011, and the Company concluded the exchange offer on October 12, 2011.

Secured Notes due 2018

Interest on the Secured Notes is initially payable at 13.0% per annum, semi-annually in arrears on March 15 and September 15. The Company will make each interest payment to the holders of record of the Secured Notes as of the immediately preceding March 1 and September 1. The Company used the proceeds from this offering to repay certain existing indebtedness and to pay related fees and expenses. The Secured Notes will mature on March 15, 2018.

With respect to any interest payment date on or prior to March 15, 2017, the Company may, at its option, elect (an ‘‘Interest Form Election’’) to pay interest on the Secured Notes (i) entirely in cash (‘‘Cash Interest’’) or (ii) subject to any Interest Rate Increase (as defined below), initially at the rate of 4% per annum in cash (‘‘Cash Interest Portion’’) and 9% per annum by increasing the outstanding principal amount of the Secured Notes or by issuing additional paid in kind notes under the indenture on the same terms as the Secured Notes (‘‘PIK Interest Portion’’ or “PIK Interest”); provided that in the absence of an Interest Form Election, interest on the Secured Notes will be payable as PIK Interest. At February 28, 2013, PIK interest was $23.3 million ($11.9 million was recorded as an increase to the Secured Notes and $11.4 million was recorded as a long-term obligation in Other liabilities).

With respect to any interest payment payable after March 15, 2017, interest will be payable solely in cash. In addition, at the beginning of and with respect to each 12-month period that begins on March 15, 2013, March 15, 2014 and March 15, 2015, the interest rate on the Secured Notes as of such date shall permanently increase by an additional 1.0% per annum (an ‘‘Interest Rate Increase’’) unless the Company delivers a written notice to the Trustee of the Company’s election for such 12-month period to either (x) alter the manner of interest payment on the Secured Notes going forward by increasing the Cash Interest Portion and decreasing the PIK Interest Portion in each case in effect with respect to the immediately preceding interest period for which any PIK Interest was paid prior to each such election by, in each case, 1.0% per annum or (y) pay interest on the Secured Notes for such 12-month period entirely in cash (a ‘‘12-Month Cash Election’’). In the event of a 12-Month Cash Election for any 12-month period prior to March 15, 2017, the interest rate on the Secured Notes applicable for such 12-month period shall be 1.0% less than the total interest rate applicable to the Secured Notes in effect with respect to the immediately preceding interest period for which any PIK Interest was paid. Any Interest Rate Increase shall be affected by increasing the PIK Interest Portion in effect with respect to the immediately preceding interest period for which any PIK Interest was paid prior to each such Interest Rate Increase. If the Company makes a 12-Month Cash Election for and in respect of the 12-month period beginning on March 15, 2016, the same interest rate will apply for and in respect of the 12-month period beginning on March 15, 2017. The additional 1.0% per annum Interest Rate Increase will only apply to the three consecutive annual periods beginning March 15, 2013.

On March 4, 2013, the Company notified the trustee of its Secured Notes that it had selected to pay interest on the Secured Notes for the 12-month period commencing March 15, 2013 in the form of 5% cash payment and 8% payment in kind, which represents $14.9 million and $23.6 million, respectively.

At any time prior to March 15, 2015, the Company may redeem at its option up to 35% of the Secured Notes with the net cash proceeds from certain public equity offerings at a redemption price equal to 113.0% of the principal amount outstanding, plus accrued and unpaid interest. The Company may also redeem some or all of the Secured Notes at any time prior to March 15, 2015 at a redemption price equal to 100.0% of the principal amount of the outstanding Secured Notes, plus accrued and unpaid interest, plus a ‘‘make-whole’’ premium. On and after March 15, 2015, the Secured Notes will be redeemable, in whole or in part, at the redemption prices specified as follows:

Year	Percentage
2015	106.50%
2016	103.25%
2017 and thereafter	100.00%

In addition, the Company may be required to make an offer to purchase the Secured Notes upon the sale of certain assets or upon a change of control. The Company will be required to redeem certain portions of the Secured Notes for tax purposes at the end of the first accrual period ending after the fifth anniversary of the Secured Notes issuance and each accrual period thereafter.

The Secured Notes are guaranteed on a full and unconditional, and joint and several basis, by certain of the Company’s existing and future domestic subsidiaries (the “Guarantors” as described in Note 18, “Condensed Issuer, Guarantor and Non-Guarantor Financial Information”). The Secured Notes and related guarantees are senior secured obligations of the Company and the Guarantors that rank equally in right of payment with all existing and future senior debt of the Company and the Guarantors, including the Notes and ABL Facility, and senior to all existing and future subordinated debt of the Company and Guarantors. The Secured Notes and related guarantees are secured, subject to certain permitted liens and except for certain excluded assets, by first-priority liens on substantially all of the Company’s and Guarantors’ personal property and certain owned and leased real property and second-priority liens on certain real property and substantially all of the Company’s and Guarantors’ accounts receivable, inventory and deposit accounts and related assets and proceeds of the foregoing that secure the ABL Facility on a first-priority basis.

The indenture for the Secured Notes contains restrictive covenants that limit the Company’s ability and the ability of its subsidiaries that are restricted under the indenture to, among other things, incur additional debt, pay dividends or make distributions, repurchase capital stock or make other restricted payments, make certain investments, incur liens, merge, amalgamate or consolidate, sell, transfer, lease or otherwise dispose of all or substantially all assets and enter into transactions with affiliates.

We were required to file a registration statement with the Securities and Exchange Commission with respect to a registered offer to exchange the Secured Notes for new Secured Notes having terms substantially identical in all material respects to the Secured Notes by March 10, 2013 or we will be subject to penalty interest. The penalty interest will increase 25 basis points each quarter for four consecutive quarters until it reaches 1% and will remain at 1% until we complete the registration of the Secured Notes. We have not currently registered the Secured Notes

First lien term loan A & B

On January 11, 2008, the Company entered into a second amended and restated credit agreement that provided two term loans and a second lien facility. The term loans were used to acquire equity and assets of Stabler Companies Inc. and refinance certain existing indebtedness. The term loans A and B were secured by a first priority lien on appraised real estate, mineral rights and fixed assets. The second lien facility was prepaid during fiscal year 2011 with proceeds from the issuance of the Notes as described above. The Company was required to meet certain financial covenants, including maintaining certain leverage and coverage ratios, minimum net worth requirements and capital expenditure and lease payment limitations under the second amended and restated credit agreement.

Pricing on term loan A was tied to a performance grid based on the ratio of total debt to earnings before interest, taxes, depreciation and depletion, amortization and rent expense (“EBITDAR”), as defined in the second amended and restated credit agreement. LIBOR margins for the term loan A ranged from 2.00% to 3.50% for fiscal years 2012 and 2011. Prime Rate margins ranged from 0% to 1.50% for fiscal years 2012 and 2011. Additionally, the Company was subject to a 1.00% floor on the LIBOR rate for LIBOR-based borrowings under this arrangement for fiscal years 2012 and 2011. Term loan A had $78.1 million outstanding and the LIBOR margin was 3.50% and the Prime Rate margin was 1.50% as of February 29, 2012. The effective interest rate on the term loan A was approximately 4.50% and 3.79% for fiscal years 2012 and 2011, respectively.

Pricing on term loan B was tied to a performance grid based on the ratio of total debt to EBITDAR. LIBOR margins for the term loan B ranged from 3.50% to 4.00% for fiscal years 2012 and 2011. Prime Rate margins ranged from 1.50% to 2.00% for fiscal years 2012 and 2011. Additionally, the Company was subject to a 1.00% floor on the LIBOR rate for LIBOR-based borrowings under this arrangement for fiscal years 2012 and 2011. The term loan B had $67.3 million outstanding and the LIBOR margin was 4.00%, and the Prime Rate was 2.00% as of February 29, 2012. The effective interest rate on the term loan B was approximately 5.02% and 4.31% for fiscal years 2012 and 2011, respectively.

First lien revolving credit facility

On January 11, 2008, the Company entered into a second amended and restated credit agreement with a $110.0 million, secured revolving credit facility. On May 27, 2010, the Company amended its second amended and restated credit agreement to adjust certain leverage ratios, limitations on operating lease expense and also increased the total amount available under the revolving credit facility to $135.0 million. Availability under the revolver was restricted to a borrowing base equal to the sum of 85% of accounts receivable less accounts over 120 days and 60% of inventory. Pricing on the revolver is tied to a performance grid based on the ratio of total Leverage to EBITDAR, as defined in the agreement. LIBOR margins for the revolver ranged from 2.00% to 3.50%. Prime Rate margins for the revolver ranged from 0% to 1.50%. Additionally, the Company was subject to a 1.00% floor on the LIBOR rate for LIBOR-based borrowings under this arrangement for fiscal years 2012 and 2011. The LIBOR margin was 3.50% as of February 29, 2012. The Prime Rate margin was 1.50% as of February 29, 2012. The effective interest rate was 4.58% and 3.99% for fiscal years 2012 and 2011, respectively. The Company was required to meet certain financial covenants, including maintaining certain leverage and coverage ratios, minimum net worth requirements and capital expenditure and lease payment limitations under the second amended and restated credit agreement.

The Company was subject to certain financial covenants related to its term loan A, term loan B and revolving credit facility, including maintaining certain leverage and coverage ratios, minimum net worth requirements and capital expenditure and lease payment limitations.

On August 26, 2011, the Company entered into the eleventh amendment to its Credit Agreement. The eleventh amendment allowed for additional secured borrowings under a new secured credit facility of up to $20.0 million, increased the leverage covenant from 5.60 - 1.00 to 5.90 - 1.00 through maturity, increased the amount of annual capital expenditures as defined in the Credit Agreement from $25.0 million to $30.0 million and increased the aggregate principal amount of outstanding borrowings under the first lien revolving credit facility allowable during the clean down period from $75.0 million to $85.0. On August 29, 2011, the Company entered into a new $20.0 million secured credit facility which matured on March 1, 2012 and bore interest at LIBOR plus a 5.0% margin. Certain properties not previously encumbered were used as collateral under this $20.0 million secured credit facility.

The Company obtained multiple waivers and amendments related to covenant defaults during fiscal years 2011 and 2010. The more significant amendments related to defaults of the net worth covenant, leverage ratios, limitations on operating lease expense and timely completion of the financial statements. In addition, the Company obtained amendments to the first lien credit facility, including the term loans and revolving credit facility which adjusted covenants for future periods and allowed for the issuance of the Notes in August 2010. Where appropriate, the Company recorded fees paid to obtain the waivers and amendments as deferred financing fees and amortized the amounts over the remaining life of the associated financing arrangements.

Land, equipment and other obligations

The Company has various notes, mortgages and other financing arrangements resulting from the purchase of principally land and equipment. All loans provide for at least annual payments and are principally secured by the land and equipment acquired. The Company incurred $5.8 million and $4.4 million of new obligations under various financing arrangements related to equipment, assets and other in fiscal years 2013 and 2012, respectively.

Obligations include loans of $7.5 million and $8.2 million as of February 28, 2013 and February 29, 2012, respectively, secured by certain facilities at 3.5% as of February 28, 2013 and 7.3% as of February 29, 2012.

From 1998 through 2005, the Company issued four revenue bonds to different industrial development authorities for counties in Pennsylvania in order to fund the acquisition and installation of plant and equipment. The original issuance of these bonds totaled $25.3 million with dates of maturity through May 2022. The Company maintains irrevocable, transferable letters of credit equal to the approximate carrying value of each bond, in total for $5.4 million and $10.6 million as of February 28, 2013 and February 29, 2012, respectively. The effective interest rate on these bonds ranged from 0.23% to 0.41% for fiscal year 2013 and 0.28% to 0.46% for fiscal year 2012. The Company is subject to annual principal maturities each year which is funded on either a quarterly or monthly basis, depending upon the terms of the original agreement. The Company’s plant and equipment provide collateral under these borrowings and for the letters of credit.

Obligations include a cash overdrafts liability of $2.2 million; as disclosed in Note 1, “Nature of Operations and Summary of Significant Accounting Policies - Cash and Cash Equivalents and Restricted Cash”; which is included within the current portion of long-term debt as of February 28, 2013.

The remaining obligations of $3.9 million and $4.2 million as of February 28, 2013 and February 29, 2012, respectively, are at weighted average interest rates of 5.6% and 4.4%, respectively.

Obligations under capital lease

The Company has various arrangements for the lease of machinery and equipment which qualify as capital leases. These arrangements typically provide for monthly payments, some of which include residual value guarantees if the Company were to terminate the arrangement during certain specified periods of time for each underlying asset under lease.

Maturity

Our long-term debt matures as follows:

(In thousands)

Fiscal Year Ending
2014	$11,342
2015	4,045
2016	2,701
2017	1,851
2018	25,733
Thereafter	532,315
$577,987

Fair value

Using information available from recent financings, current borrowings and publicly available information on the Notes, which included quoted market prices for the same or similar issues or on the current rates offered for debt of the same remaining maturities, the Company has determined the fair value of long term debt as of February 28, 2013 and February 29, 2012 is as follows:

	February 28,	February 29,
(In thousands)	2013	2012

Carrying value (including current maturities)	$577,987	$529,013
Fair value (including current maturities)	548,730	490,194

Income Taxes	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Income Taxes
Income Taxes

5.              Income Taxes

The Company’s tax provision and the corresponding effective tax rate are based on expected income, statutory tax rates and tax planning opportunities available in the various jurisdictions in which the Company operates. For interim financial reporting, the Company estimates the annual tax rate based on projected taxable income for the full year and records a quarterly tax provision in accordance with the anticipated annual rate. As the year progresses, the Company refines the estimates of the year’s taxable income as new information becomes available, including year-to-date financial results. This continual estimation process often results in a change to the Company’s expected effective tax rate for the year. When this occurs, the Company adjusts the income tax provision during the quarter in which the change in estimate occurs so that the year-to-date provision reflects the expected annual tax rate.  Significant judgment is required in determining the Company’s effective interim tax rate and in evaluating its tax positions.

The Company’s effective income tax rate was 10.62% and 38.8% for the three months ended May 31, 2013 and May 31, 2012, respectively. The principal factor affecting the comparability of the effective income tax rate for the respective periods is the result of the Company’s assessment of the realizability of the current year projected tax loss.  The Company recorded a valuation allowance on the portion of the current year federal and state losses that it believes are not more likely than not to be realized.  Our benefit from income taxes for the three months ended May 31, 2013 is based on an estimated annual effective tax rate for fiscal year 2014 of 10.62%.

The cash taxes paid were not material for the three months ended May 31, 2013 and May 31, 2012, respectively, primarily as a result of a net operating loss.

10. Income Taxes

The components of the U.S. federal and state income tax (benefit) expense for fiscal years 2013, 2012 and 2011 consisted of:

(In thousands)	2013	2012	2011

Current
U.S. federal	$—	$—	$(3,902)
State	(11)	14	292
Current	(11)	14	(3,610)
Deferred
U.S. federal	(35,878)	(17,637)	(940)
State	(5,669)	1,226	72
Deferred	(41,547)	(16,411)	(868)
Income tax benefit	$(41,558)	$(16,397)	$(4,478)

The detail of (benefit) expense for income taxes and a reconciliation of the statutory to effective tax benefit for fiscal years 2013, 2012 and 2011 are as follows:

(In thousands)	2013	2012	2011

Federal statutory tax	$(34,192)	$(14,639)	$(3,588)
State taxes, net of federal benefit	(7,987)	(2,298)	(2,719)
Depletion	(2,223)	(2,187)	(1,761)
Tax contingencies	11	(193)	374
Valuation allowance, net	2,879	3,912	3,883
Other	(46)	(992)	(667)
Income tax benefit	$(41,558)	$(16,397)	$(4,478)

The Company’s effective tax rate for each of 2013, 2012 and 2011 differs from the U.S. federal statutory rate of 35% due principally to state income taxes, percentage depletion deducted for tax purposes but not for financial reporting purposes, and the increase in valuation allowance. Included in the fiscal year 2013 deferred state tax benefit and state taxes, net of federal benefit amounts in the tables above is a discrete out-of-period tax benefit of $1.2 million due to differences in our state apportionment calculation when we finalized our tax returns for fiscal year 2012 in November 2012. Also included in the fiscal year 2013 deferred federal and state tax benefit, net of federal benefit amounts in the tables above, is $0.5 million of expense related to the tax treatment of certain leases. The Company understated the deferred tax liability in prior periods by $1.1 million. The out-of-period adjustments are not material to the prior or current consolidated financial statements.

Deferred income taxes arise due to certain items being includable in the determination of taxable income in periods different than for financial reporting purposes. The tax effect of significant types of temporary differences and carry forwards that gave rise to our deferred tax assets and liabilities consist of the following:

	February 28,	February 29,
(In thousands)	2013	2012

Deferred tax assets related to
Inventory	$1,492	$5,964
Defined benefit plans	1,782	1,690
Accrued expenses	4,312	5,812
Workers’ compensation	7,928	7,524
Bad debt reserve	1,386	1,329
Reclamation	6,166	5,375
Leases	3,742	4,178
Other	2,021	3,725
Tax loss carryforwards	69,364	29,669
Total deferred tax assets	98,193	65,266
Deferred tax liabilities related to
Depreciable and amortizable assets	(121,675)	(133,700)
Leases	—	(651)
Other	(153)	(357)
Total deferred tax liabilities	(121,828)	(134,708)
Less: Valuation allowance	(16,422)	(11,213)
Net deferred tax liabilities	$(40,057)	$(80,655)

Deferred income taxes have been classified in the accompanying consolidated balance sheets as follows:

	February 28,	February 29,
(In thousands)	2013	2012

Deferred tax assets - current	$12,386	$16,019
Deferred tax liabilities - noncurrent	(52,443)	(96,674)
Net deferred tax liabilities	$(40,057)	$(80,655)

During fiscal year 2013, we increased our valuation allowance by $5.2 million. The increase to the valuation allowance was primarily the result of the current year net operating losses for state tax purposes. A component of the current year movement in the valuation allowance was a decrease to certain long-term deferred tax assets primarily related to reclamation of $1.5 million due to scheduling of deferred tax liabilities as a source of income to take into account new information regarding certain trademarks as definite lived intangibles.

The initial $5.5 million non-cash charge to establish the valuation allowance was recorded in fiscal year 2011. The purpose of the initial recording was to establish the valuation allowance against certain deferred tax assets primarily related to state net operating losses. In assessing whether the deferred tax assets may be realized, management considers whether it is more likely than not that some or all of the deferred tax assets will not be realized based upon an assessment of both positive and negative evidence as prescribed by applicable accounting guidance, for example recent operating results and permanent differences for tax purposes. The Company’s cumulative loss in the most recent three-year period, inclusive of the loss for the year ended February 28, 2013, represented sufficient negative evidence to require a valuation allowance under the provisions of ASC 740 Income taxes. The Company intends to maintain a state valuation allowance until sufficient positive evidence exists to support its reversal. Although realization is not assured, the Company has concluded that the remaining deferred tax assets as of February 28, 2013 will be realized based on the scheduling of deferred tax liabilities. The amount of the deferred tax assets actually realized, however, could vary if there are differences in the timing or amount of future reversals of existing deferred tax liabilities. Should the Company determine that it would not be able to realize all or part of its deferred tax assets in the future, an adjustment to the deferred tax assets would be charged to income in the period such determination was made.

The Company has U.S. federal net operating losses that will begin to expire in 2027 totaling approximately $139.7 million and $50.5 million as of February 28, 2013 and February 29, 2012, respectively. The Company has state net operating losses that will begin to expire in 2014 of approximately $209.6 million and $138.8 million as of February 28, 2013 and February 29, 2012, respectively, of which $183.7 million and $129.5 million, respectively, relates to Pennsylvania. The Pennsylvania state net operating losses will begin to expire in 2020.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits for fiscal years 2013, 2012 and 2011 is as follows:

(In thousands)	2013	2012	2011

Beginning balance	$2,509	$2,379	$1,035
Gross increases - current period tax positions	455	196	1,344
Gross increases - prior period tax positions	436	720	—
Settlements with taxing authorities/lapse of statute of limitations	—	(786)	—
Ending balance	$3,400	$2,509	$2,379

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate was $2.9 million and $2.4 million as of February 28, 2013 and February 29, 2012. During fiscal year 2012 the IRS’s Tax Exempt and Government Entities Division initiated and completed an examination of the Company’s federal income tax returns specifically related to revenue bonds issued by the Company. As a result of the examination, the Company agreed to pay a settlement amount of $0.1 million to the IRS.

We recognize interest and penalties related to unrecognized tax benefits as a component of tax expense. During fiscal years 2013, 2012 and 2011 interest and penalties accrued were not material.

We file annual tax returns in the various federal, state and local income taxing jurisdictions in which we operate. These tax returns are subject to examination and possible challenge by the taxing authorities. Positions challenged by the taxing authorities may be settled or appealed by the Company. The Company’s number of open tax years varies by jurisdiction. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non U.S. income tax examinations by tax authorities for years before 2008.

Retirement and Benefit Programs	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Retirement and Benefit Programs
Retirement and Benefit Programs

6.              Retirement and Benefit Programs

Substantially all employees are covered by a defined contribution plan, a defined benefit plan, a collectively bargained multiemployer plan, or a noncontributory profit sharing plan.  The expense associated with these programs, excluding defined benefit plans, was $1.8 million and $1.7 million for the three months ended May 31, 2013 and 2012, respectively.

The Company has two defined benefit pension plans covering certain union employees covered by labor union contracts. The benefits are based on years of service. Actuarial gains and losses are generally amortized over the average remaining service life of the Company’s active employees.  Net periodic pension expense recognized for the three months ended May 31, 2013 and 2012, was as follows:

	Three Months Ended
	May 31,	May 31,
(In thousands)	2013	2012

Net periodic benefit cost
Service cost	$86	$68
Interest cost	100	99
Expected return on plan assets	(143)	(146)
Amortization of prior service cost	16	15
Recognized net actuarial loss	66	62
Total pension expense	$125	$98

The Company did not make any contributions to the defined benefit pension plans during the three months ended May 31, 2013.

11. Retirement and Benefit Programs

Substantially all employees are covered by a defined contribution plan, a defined benefit plan, a collectively bargained multiemployer plan, or a noncontributory profit sharing plan.

Multiemployer Pension Plans

The Company participates in several multiemployer pension plans, which provide defined benefits to certain employees covered by labor union contracts. As of February 28, 2013, approximately 31% of our workforce was covered by collective bargaining agreements. The zone status is based on information that the Company received from the plan and is certified by the plan’s actuary: Green represents a plan that is more than 80% funded; Yellow represents a plan that is between 65% and 80% funded; and Red represents a plan that is less than 65% funded.

A summary of the multiemployer plans is as follows:

				Contributions by the Company
				for the year ended			Subject to
		Pension Protection		(In thousands)			Financial
Pension	Identification	Act Zone Status (1)		February	February	February	Improvement	Surcharge
Fund	Number	2012	2011	28, 2013	29, 2012	28, 2011	Plan	Imposed

A	25-6029946	Red	Red	$1,060	$1,025	$966	Yes	Yes
B	25-1046087	Red	Red	536	519	438	Yes	Yes
C	36-6052390	Green	Green	329	343	337	No	No
D	15-0614642	Red	Red	202	182	126	Yes	Yes
E	51-6031768	Red	Red	—	—	8	Yes	Yes
F	16-0845094	Yellow	Yellow	130	121	110	Yes	Yes
G	53-0181657	Green	Green	32	32	24	No	No
H	23-6262789	Yellow	Yellow	198	221	244	No	No
I	23-6580323	Green		32	—	—	No	No
J	23-6405239	Green		25	—	—	No	No
				$2,544	$2,443	$2,253

A	Western Pennsylvania Teamsters and Employers Pension Fund. The Collective Bargaining Agreement with this group expires on April 30, 2014.

B	Southwestern Pennsylvania and Western Maryland Area Teamsters and Employers Pension Fund. The Collective Bargaining Agreement with this group expires on April 30, 2014.

C	Central Pension Fund of the International Union of Operating Engineers and Participating Employers. The Collective Bargaining Agreements with this group expires on various dates through 2016.

D	Upstate New York Engineers Benefit Fund Local 17. The Collective Bargaining Agreements with this group expires on various dates through 2016.

E	Laborers Local No. 91 Pension Fund. The Collective Bargaining Agreement for this group expired on March 31, 2012.

F	Buffalo Laborers Pension Fund Local 210. The Collective Bargaining Agreement with this group expires on various dates through 2014.

G	National Electric Benefit Fund. The Collective Bargaining Agreement with this group expires on December 31, 2014.

H	Central Pennsylvania Teamsters. The Collective Bargaining Agreement with this group expires on January 31, 2016.

I	Laborers Local 158 Health, Welfare & Pension Funds. The Collective Bargaining Agreement with this group expires on April 30, 2016.

J	542 International Union of Operating Engineers Benefit Funds. The Collective Bargaining Agreement with this group expires on April 30, 2014.

(1) The Pension Protection Act Zone Status defines the zone status as follows: green - healthy, yellow - endangered, orange - seriously endangered and red - critical.

The Company provided more than 5% of the total contributions to B - Southwestern Pennsylvania and Western Maryland Area Teamsters and Employers Pension Fund during the Plan’s years ended June 30, 2012, 2011, and 2010. It did not provide more than 5% of the total contributions for any of the other multiemployer plans. The contribution amounts were determined by the union contracts and the Company does not administer or control the funds. However, in the event of plan terminations or Company withdrawal from the plans, the Company may be liable for a portion of the plans’ unfunded vested benefits, the amount of which, if any, has not been determined. The Company presently has no plans to withdraw from these plans.

Defined Benefit Plans

The Company has two defined benefit pension plans covering certain union employees covered by labor union contracts. The benefits are based on years of service. The funded status reported on the balance sheets as of February 28, 2013 and February 29, 2012 was measured as the difference between the fair value of plan assets and the benefit obligation on a plan-by-plan basis. Actuarial gains and losses are generally amortized over the average remaining service life of the Company’s active employees. The components of net pension expense are as follows:

	Year Ended
	February	February	February
(In thousands)	28, 2013	29, 2012	28, 2011

Net periodic benefit cost
Service cost	$271	$216	$203
Interest cost	396	438	434
Expected return on plan assets	(636)	(618)	(559)
Amortization of prior service cost	59	62	85
Recognized net actuarial loss	248	116	123
Total pension expense	$338	$214	$286

Other changes in plan assets and benefit obligations recognized in other comprehensive loss
Net loss (gain)	$434	$1,504	$(87)
Changes due to plan amendments	218	—	—
Amortization of prior service cost	(59)	(62)	(85)
Amortization of net actuarial loss	(248)	(116)	(123)
Total recognized in accumulated other comprehensive loss	345	1,326	(295)
Total recognized net periodic benefit cost and accumulated other comprehensive loss	$683	$1,540	$(9)

The following table sets forth the plans’ benefit obligation, fair value of plan assets and funded status as of February 28, 2013 and February 29, 2012:

(In thousands)	2013	2012

Change in benefit obligation
Benefit obligation at beginning of year	$9,620	$8,238
Service cost	271	216
Interest cost	396	438
Actuarial loss	274	1,204
Plan amendment	218	—
Benefits paid	(480)	(476)
Benefit obligation at end of year	10,299	9,620
Change in plan assets
Fair value of plan assets at beginning of year	8,095	7,949
Actual return on plan assets	476	318
Employer contributions	267	304
Benefits paid	(480)	(476)
Fair value of plan assets at end of year	8,358	8,095
Funded status at end of year	$(1,941)	$(1,525)
Amounts recognized in the balance sheet consist of
Noncurrent assets	$—	$86
Noncurrent liabilities	(1,941)	(1,611)
Net amount recognized	$(1,941)	$(1,525)

The accumulated benefit obligation for the plans was $10.1 million and $9.6 million as of February 28, 2013 and February 29, 2012, respectively.

The amounts in accumulated other comprehensive loss that have not yet been recognized as a component of net period benefit cost as of February 28, 2013, February 29, 2012 and February 28, 2011 are as follows:

(In thousands)	2013	2012	2011
Unrecognized net actuarial losses	$3,672	$3,491	$2,103
Unrecognized prior service costs	388	223	285
	$4,060	$3,714	$2,388

The estimated amount that will be amortized from accumulated other comprehensive loss into net periodic benefit cost related to unrecognized net actuarial losses and prior service costs during fiscal year 2014 is approximately $0.3 million.

Weighted average assumptions used to determine benefit obligations as of February 28, 2013, February 29, 2012 and February 28, 2011 were as follows:

	2013	2012	2011
Discount rate	4.00%	4.25%	5.50%
Expected return on plan assets	8.00%	8.00%	8.00%

Weighted average assumptions used to determine net periodic pension expense were as follows:

	2013	2012	2011
Discount rate	4.25%	5.50%	5.75%
Expected return on plan assets	8.00%	8.00%	8.00%

The Company’s overall expected long-term rate of return on assets is 8.0%. The expected long-term rate of return is based on the portfolio as a whole and not on the sum of the returns on individual asset categories. The return is based exclusively on historical returns, without adjustments.

The asset allocations of the plans as of February 28, 2013 and February 29, 2012 were as follows:

	2013		2012
Asset class	Target	Actual	Target	Actual

Equity securities	59%	58%	49%	55%
Debt securities	41%	42%	51%	45%
	100%	100%	100%	100%

The plans’ investments measured at fair value on a recurring basis as of February 28, 2013 and February 29, 2012 were as follows:

	Fair Value Measurement Using
		Quoted Prices
		in Active	Significant	Significant
		Markets for	Other	Other
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(In thousands)	2013	(Level 1)	(Level 2)	(Level 3)

Money market funds	$387	$387	$—	$—
Fixed income mutual funds	3,543	3,543	—	—
Equity mutual funds	1,854	1,854	—	—
International equity funds	1,127	1,127	—	—
Balanced mutual funds	1,447	1,447	—	—
	$8,358	$8,358	$—	$—

	Fair Value Measurement Using
		Quoted Prices
		in Active	Significant	Significant
		Markets for	Other	Other
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(In thousands)	2012	(Level 1)	(Level 2)	(Level 3)

Money market funds	$359	$359	$—	$—
Fixed income mutual funds	3,676	3,676	—	—
Equity mutual funds	1,827	1,827	—	—
International equity funds	1,127	1,127	—	—
Balanced mutual funds	1,106	1,106	—	—
	$8,095	$8,095	$—	$—

The Company’s investment policy includes various guidelines and procedures designed to ensure assets are invested in a manner necessary to meet expected future benefits by participants. The investment guidelines consider a broad range of economic conditions. Central to the policy are target allocation ranges. The investment policy is periodically reviewed by the Company. The policy is established and administered in a manner so as to comply at all times with applicable government regulations.

The Company expects to make contributions of $0.3 million to the plans during fiscal year 2014.

Estimated future benefit payments for the defined benefit plans are as follows:

(in thousands)
Fiscal Year Ending
2014	$556
2015	559
2016	583
2017	597
2018	594
Five years ended 2023	2,974

Other Plans

The Company maintains, for certain salaried and hourly employees, an investment plan pursuant to which eligible employees can invest various percentages of their earnings, matched by an employer contribution of up to 6%. Additionally, the Company may make special voluntary contributions to all employees eligible to participate in the plan, regardless of whether they contributed during the year. Contributions were approximately $5.4 million, $5.0 million and $6.5 million for fiscal years 2013, 2012 and 2011, respectively and recorded within pension and profit sharing line of the consolidated statements of comprehensive loss.

The Company has a nonqualified benefit plan for a select group of management employees. The plan has four levels of participants and benefits vary depending on classification. The plan consists of a defined Company contribution, elective deferrals and a death benefit. The defined Company contribution consists of a predetermined percentage of salary up to 10% and a target percentage of bonus, when declared, up to 25%. Elective deferrals cannot exceed 50% of salary and 90% of bonus. As of each June 30 vesting date, the Company contributions allocated to a participant’s account more than one but no more than two years prior to the vesting date vest at 40%, and an additional 20% per year thereafter until they are 100% vested. Elective deferrals are always 100% vested. Contributions were approximately $1.2 million, $0.4 million and $0.4 million for fiscal years 2013, 2012 and 2011, respectively and were recorded within selling, administrative and general expenses in the consolidated statements of comprehensive loss. The death benefit prior to termination of employment is the greater of the death benefit which ranges from 3.25 times base compensation to 6.5 times base compensation or the participant’s vested account. The death benefit following termination of employment is the participant’s vested account. Company contributions are bookkeeping entries and do not vest any right, title or interest to any specific asset of the Company and are considered unsecured general obligations of the Company. The Company has chosen to purchase individual life insurance policies on this select group of management employees and the life insurance is considered an asset of the Company. The cash surrender value of the life insurance policy as of February 28, 2013 and February 29, 2012 was $4.3 million and $1.0 million and recorded as part of other noncurrent assets. The liability as of February 28, 2013 and February 29, 2012 was $4.6 million and $3.9 million and recorded under noncurrent liabilities.

The Company has unfunded supplemental retirement agreements with individuals previously associated with the Company which had actuarial present values of future payments of $0.3 million at February 28, 2013, February 29, 2012 and February 28, 2011, which are included in other noncurrent liabilities on the balance sheet.

The Company maintains postretirement life insurance and medical benefits plans for certain employees eligible to participate in the plans after meeting certain age and years of service requirements. The actuarial present value of future life insurance premium and medical benefit payments under these plans was $0.2 million at February 28, 2013 and February 29, 2012.

Asset Retirement Obligations	12 Months Ended
Feb. 28, 2013
Asset Retirement Obligations
Asset Retirement Obligations

12. Asset Retirement Obligations

The Company has asset retirement obligations arising from regulatory requirements to perform certain reclamation activities upon the closure of quarries. The liability is initially measured at estimated fair value and is subsequently adjusted for accretion expenses and changes in the amount or timing of the estimated cash flows. These asset retirement obligations relate to all underlying land parcels, including both owned properties and mineral leases. The corresponding asset retirement costs are capitalized as part of the carrying amount of the related long-lived asset and depreciated over the asset’s useful life. The Company recognized depreciation expense related to its asset retirement obligations of $2.7 million, $4.1 million and $0.1 million in fiscal years 2013, 2012 and 2011, respectively. We recognized accretion expense related to our asset retirement obligations totaling $0.6 million, $0.4 million and $0.4 million in fiscal years 2013, 2012 and 2011, respectively. Accretion expense is reported in cost of revenue.

The following shows the changes in the asset retirement obligations for the years ended February 28, 2013, February 29, 2012 and February 28, 2011:

(In thousands)	2013	2012	2011

Balance at March 1	$11,360	$5,151	$4,748
Accretion expense	642	446	416
Liabilities incurred	—	333	—
Change in estimated obligations	6,438	5,444	—
Liabilities settled	(4,785)	(14)	(13)
	$13,655	$11,360	$5,151

Supplemental Disclosures of Cash Flow Information	12 Months Ended
Feb. 28, 2013
Supplemental Disclosures of Cash Flow Information
Supplemental Disclosures of Cash Flow Information

13. Supplemental Disclosures of Cash Flow Information

	Year Ended
	February	February	February
(In thousands)	28, 2013	29, 2012	28, 2011

Capital lease and other noncash obligations incurred	$2,185	$3,254	$11,038
Cash paid for interest, net of amounts capitalized	37,672	43,541	21,535
Cash paid for taxes	11	33	782

Stock Transactions	12 Months Ended
Feb. 28, 2013
Stock Transactions
Stock Transactions

14. Stock Transactions

Exchange of Common Stock

On December 28, 2012, each of Paul I. Detwiler, Jr. and Donald L. Detwiler exchanged 10,000 shares of Class A voting common stock of the Company for 11,180 shares of Class B non-voting common stock of the Company. The shares of the exchanged Class B non-voting common stock were then gifted by such individuals to their family members, each of whom is an existing shareholder. As a result of the exchange for Class B non-voting common stock, the gifting of such equity securities did not affect the voting control of the Company.

Put Rights

On August 22, 2011, the stockholders of the Company amended the Stock Restriction Agreement which, among other things, required the Company to purchase, at any time, all or some of a stockholder’s common stock at the option of the individual stockholders. The amendment eliminated the stockholders’ right to require the Company to purchase the common stock on a prospective basis. As a result, the amount attributable to the fair value of the common stock as of the amendment date was reclassified from mezzanine or temporary equity to shareholders’ equity as additional paid in capital. The Company did not change the amount issued, outstanding or par value of its common stock.

Prior to August 22, 2011, the stockholders of the Company had put rights on all outstanding common stock which could require the Company to purchase, at any time, all or some of a stockholder’s common stock. The common stock was classified as mezzanine or temporary equity for all prior periods as the shares were redeemable at the option of the holder and had conditions for redemption which were not solely within the control of the Company. The redemption price was determined based upon the terms and conditions of the underlying stockholders’ agreement and was based upon either a formulaic calculation (in the event of a put of less than 100% of an individual stockholder’s shares) or an appraisal (in the event of a put of all of an individual stockholder’s shares). The value of the common stock was adjusted through retained earnings to its maximum redemption value as of each reporting date and as of the termination date.

If the Company was unable to purchase the common stock by reason of a legal or contractual impediment, then a stockholder, subject to the terms and restrictions set forth in the Stock Restriction Agreement, could sell common stock to other purchasers. The Company was restricted from purchasing any of its common stock due to contractual impediments contained in certain financing arrangements.

Other Comprehensive Income (Loss)	12 Months Ended
Feb. 28, 2013
Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss)

15. Other Comprehensive Income (Loss)

The Company’s other comprehensive income (loss) consists of the following:

		Tax
	Before-tax	Expense	Net-of-tax
(In thousands)	Amount	(Benefit)	Amount

Net unrealized loss arising during the period	$(652)	$197	$(455)
Reclassification of prior service costs and net actuarial loss into earnings	307	(93)	214
Year ended February 28, 2013	$(345)	$104	$(241)

Net unrealized loss arising during the period	$(1,504)	$621	$(883)
Reclassification of prior service costs and net actuarial loss into earnings	178	(73)	105
Year ended February 29, 2012	$(1,326)	$548	$(778)

Net unrealized gain arising during the period	$87	$(36)	$51
Reclassification of prior service costs and net actuarial loss into earnings	208	(86)	122
Year ended February 28, 2011	$295	$(122)	$173

Commitments and Contingencies	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Commitments and Contingencies
Commitments and Contingencies

7.              Commitments and Contingencies

In the normal course of business, the Company has commitments, lawsuits, claims and contingent liabilities. The ultimate disposition of these matters is not expected to have a material adverse effect on the Company’s consolidated financial position, statement of comprehensive income (loss) or liquidity.

The Company maintains a captive insurance company, Rock Solid Insurance Company (“Rock Solid”), for workers’ compensation (non-Pennsylvania employees), general liability, auto, health, and property coverage. On April 8, 2011, Rock Solid entered into a Collateral Trust Agreement with an insurer to eliminate a letter of credit that was required to maintain coverage of the deductible portion of its liability coverage.  The total amount of collateral provided in the arrangement is $13.6 million and is recorded as part of restricted cash as of May 31, 2013.   Reserves for retained losses within this captive, which are recorded in accrued liabilities in our condensed consolidated balance sheets, were approximately $12.5 million and $10.8 million as of May 31, 2013 and February 28, 2013, respectively.  Exposures for periods prior to the inception of the captive are covered by pre-existing insurance policies.

16. Commitments and Contingencies

Lease commitments

The Company has various noncancelable operating leases with initial or remaining terms in excess of one year. In addition, certain leases contain early purchase options that if exercised would reduce the minimum payments. The future minimum payments under these operating leases are payable as follows:

(In thousands)

Fiscal Year Ending
2014	$2,062
2015	1,437
2016	1,098
2017	582
2018	271
Thereafter	2,486
$7,936

Total operating lease expenses were $3.8 million, $8.7 million and $9.3 million in fiscal years 2013, 2012 and 2011, respectively.

In conjunction with the Company’s 16.2% ownership in Means to Go, LLC, the Company entered into an aircraft lease agreement which expired on December 31, 2011 and is renewed from time to time. The Company is obligated to make lease payments of $0.2 million annually during this period to cover projected fixed charges of operating the aircraft, which is included in the above operating lease commitments. Additionally, the Company is billed an hourly charge for use of the aircraft which is based on the variable costs of operating such aircraft. The Company has provided a letter of credit in the amount of $1.1 million in relation to its obligation as a member of Means to Go, LLC.

Contingencies

In the normal course of business, the Company has commitments, lawsuits, claims and contingent liabilities. The ultimate disposition of these matters is not expected to have a material adverse effect on the Company’s consolidated financial position, statement of comprehensive income (loss) or liquidity.

The Company maintains a self-insurance program for workers’ compensation (Pennsylvania employees) coverage, which is administered by a third party management company. The Company’s self-insurance retention is limited to $1.0 million per occurrence with the excess covered by workers’ compensation excess liability insurance. The Company is required to maintain a $7.2 million surety bond with the Commonwealth of Pennsylvania. Self-insurance costs are accrued based upon the aggregate of the liability for reported claims and an estimated liability for claims incurred but not reported. The Company also maintains three self-insurance programs for health coverage with losses limited to $0.3 million per employee. Additionally, the Company is required to provide a letter of credit in the amount of $0.7 million to guarantee payment of the deductible portion of its liability coverage which existed prior to January 1, 2008.

The Company also maintains a captive insurance company, Rock Solid Insurance Company (“RSIC”), for workers’ compensation (non-Pennsylvania employees), general liability, auto, health, and property coverage. On April 8, 2011, RSIC entered into a Collateral Trust Agreement with an insurer to eliminate a letter of credit that was required to maintain coverage of the deductible portion of its liability coverage. The total amount of collateral provided in the arrangement was $8.8 million and is recorded as part of restricted cash as of February 28, 2013 and February 29, 2012 in our consolidated balance sheets. Reserves for retained losses within this captive, which are recorded in accrued liabilities in our consolidated balance sheets, were approximately $10.8 million and $9.7 million as of February 28, 2013 and February 29, 2012, respectively. Exposures for periods prior to the inception of the captive are covered by pre-existing insurance policies. Other accrued amounts included as insurance, which mostly relates to worker’s compensation, included in Note 8, “Accrued Liabilities” totaled $8.9 million and $8.7 million as of February 28, 2013 and February 29, 2012, respectively.

Business Segments	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Segment Reporting
Business Segments

8.              Segment Reporting

The Company reports information about its operating segments using the “management approach,” which is based on the way management organizes and reports the segments within the organization for making operating decisions and assessing performance to the chief operating decision maker. The Company’s three reportable segments are: (i) construction materials; (ii) heavy/highway construction; and (iii) traffic safety services and equipment.  Almost all activity of the Company is domestic.  Segment information includes both inter-segment and certain intra-segment activities.

The Company reviews earnings of the segments principally at the operating income level less indirect costs and accounts for inter-segment and certain intra-segment sales at prices that range from negotiated rates to those that approximate fair market value. Segment operating income consists of revenue less direct costs and expenses. Corporate and unallocated costs include those administrative and financial costs which are not allocated to segment operations and are excluded from segment operating income.  These costs include corporate administrative functions such as trade receivable billings and collections, payment processing, accounting, legal and other administrative costs, unallocated corporate functions and divisional administrative functions.

In prior fiscal periods the Company reported other revenues separately, which management now includes within the construction materials segment consistent with managements business assessment.  Additionally in the first quarter of fiscal 2014, management began assessing performance of its operations without the allocation of indirect costs of its Selling, administrative and general expense.  Indirect costs include trade receivable billings and collections, payment processing, accounting, legal and other administrative costs.  Operating loss for the three months ended May 31, 2012, as reflected in the financial data below, included allocated indirect selling, administrative and general costs of $4.2 million, $1.8 million, and $0.1 million for construction materials, heavy/highway construction and traffic safety services and equipment segments, respectively.

The following is a summary of certain financial data for the Company’s operating segments:

	Three Months Ended
	May 31,	May 31,
(In thousands)	2013	2012

Revenue
Construction materials	$111,217	$122,282
Heavy/highway construction	48,416	53,983
Traffic safety services and equipment	24,089	23,254
Other revenues	—	3,722
Segment totals	183,722	203,241
Eliminations	(35,978)	(45,260)
Total net revenue	$147,744	$157,981
Operating loss
Construction materials	$7,357	$5,829
Heavy/highway construction	(2,524)	(3,483)
Traffic safety services and equipment	(676)	(463)
Corporate and unallocated	(17,692)	(8,664)
Total operating loss	$(13,535)	$(6,781)

	Three Months Ended
	May 31,	May 31,
(In thousands)	2013	2012

Depreciation, depletion and amortization
Construction materials	$8,089	$7,716
Heavy/highway construction	2,076	1,897
Traffic safety services and equipment	1,514	1,692
Corporate and unallocated	439	538
Total depreciation, depletion and amortization	$12,118	$11,843

17. Business Segments

The Company reports information about its operating segments using the “management approach,” which is based on the way management organizes and reports the segments within the organization for making operating decisions and assessing performance to the chief operating decision maker. The Company’s three reportable segments are: (i) construction materials; (ii) heavy/highway construction; and (iii) traffic safety services and equipment. Almost all activity of the Company is domestic. Segment information includes both inter-segment and certain intra-segment activities. A description of the services and product offerings within each of the Company’s segments is provided below.

Construction materials mines and produces aggregates (crushed stone, construction sand and gravel), hot mix asphalt, ready mixed concrete and other concrete products including precast/prestressed structural concrete components and masonry blocks for sale to third parties and internal use. Construction materials serve markets primarily in the Commonwealth of Pennsylvania and western New York. The high weight-to-value ratio of aggregates and concrete products and the time in which ready-mixed concrete and hot mix asphalt begin to set, limit the efficient distribution range for these products to roughly a one-hour haul time. Accordingly, the Company’s markets for these products are generally local in nature.

Heavy/highway construction includes heavy and highway construction, blacktop paving and other site preparation services. Heavy/highway construction is primarily supplied with its construction materials, such as hot mix asphalt, ready-mixed concrete and aggregates from our construction materials segment and serves markets primarily in the Commonwealth of Pennsylvania.

Traffic safety services and equipment rents and sells general and specialty traffic control and work zone safety equipment and safety services to industrial and construction end-users. Traffic safety services and equipment business sells equipment through its national sales network and provides traffic maintenance and protection services primarily throughout the eastern United States.

The Company reviews earnings of the segments principally at the operating profit level and accounts for inter-segment and certain intra-segment sales at prices that range from negotiated rates to those that approximate fair market value. Segment operating profit consists of revenue less operating costs and expenses. Corporate and unallocated costs include those administrative and financial costs which are not allocated to segment operations and are excluded from segment operating profit. These costs include corporate administrative functions, unallocated corporate functions and divisional administrative functions. Segment assets are those assets that are used in each segment’s operations and include only assets directly identified with those operations. Corporate and unallocated assets include principally cash and cash equivalents, prepaid and other assets, deferred income taxes and cash value of life insurance. The accounting policies of the segments are the same as those described in Note 1, “Nature of Operations and Summary of Significant Accounting Policies”.

The Company’s segment revenue presentation for fiscal years 2012 and 2011 has been revised to conform to the current presentation. The revisions resulted in decreases to heavy/highway construction revenue and eliminations of $29.8 million and $30.8 million for fiscal years 2012 and 2011, respectively. These revisions were made to align with the current management approach related to this segment.

The following is a summary of certain financial data for the Company’s operating segments:

	Year Ended
	February 28,	February 29,	February 28,
(In thousands)	2013	2012	2011

Revenue
Construction materials	$505,026	$529,838	$512,143
Heavy/highway construction	248,188	268,160	306,795
Traffic safety services and equipment	84,463	82,929	78,181
Other revenues	15,264	15,592	15,220
Segment totals	852,941	896,519	912,339
Eliminations	(175,851)	(190,585)	(186,940)
Total revenue	$677,090	$705,934	$725,399

Operating (loss) income
Construction materials	$27,567	$36,192	$36,108
Heavy/highway construction	(6,800)	(5,103)	6,454
Traffic safety services and equipment	(5,769)	(209)	3,377
Corporate and unallocated	(36,843)	(26,147)	(14,922)
Total operating (loss) income	$(21,845)	$4,733	$31,017

	Year Ended
	February 28,	February 29,	February 28,
(In thousands)	2013	2012	2011

Product and services revenue
Construction materials
Aggregates	$189,084	$202,459	$192,102
Hot mix asphalt	196,474	201,742	196,209
Ready mixed concrete	62,705	62,522	63,459
Precast/prestressed structural concrete	26,460	30,680	27,353
Masonry products	16,083	17,287	17,880
Construction supply centers	14,220	15,148	15,140
Heavy/highway construction	248,188	268,160	306,795
Traffic safety services and equipment	84,463	82,929	78,181
Other revenues	15,264	15,592	15,220
Eliminations	(175,851)	(190,585)	(186,940)
Total revenue	$677,090	705,934	$725,399

Product and services operating income (loss)
Construction materials
Aggregates	$14,074	$19,027	$19,443
Hot mix asphalt	16,851	15,113	18,508
Ready mixed concrete	1,284	2,349	2,595
Precast/prestressed structural concrete	(1,852)	(704)	(3,187)
Masonry products	(876)	(521)	(1,528)
Construction supply centers	790	928	277
Intangible asset impairment	(2,704)	—	—
Heavy/highway construction	(6,800)	(5,103)	6,454
Traffic safety services and equipment	(5,769)	(209)	3,377
Corporate and unallocated	(36,843)	(26,147)	(14,922)
Total operating (loss) income	$(21,845)	$4,733	$31,017

	Year Ended
	February	February	February
(In thousands)	28, 2013	29, 2012	28, 2011

Depreciation, depletion and amortization
Construction materials	$28,183	$33,151	$28,301
Heavy/highway construction	11,819	9,018	8,808
Traffic safety services and equipment	7,312	7,155	7,384
Corporate and unallocated	3,628	2,350	1,424
Total depreciation, depletion and amortization	$50,942	$51,674	$45,917

Capital expenditures
Construction materials	$29,725	$22,916	$21,650
Heavy/highway construction	11,613	11,189	8,380
Traffic safety services and equipment	2,302	3,204	7,557
Corporate and unallocated	962	9,899	6,157
Total capital expenditures	$44,602	$47,208	$43,744

	February	February
(In thousands)	28, 2013	29, 2012

Segment assets
Construction materials	$523,087	$538,061
Heavy/highway construction	53,894	66,458
Traffic safety services and equipment	62,274	72,313
Corporate and unallocated	94,933	99,490
Total assets	$734,188	$776,322

In fiscal year 2013, sales to one customer of $151.5 million represented more than 10% of our revenue. In fiscal year 2012, sales to one customer of $98.2 million represented more than 10% of our revenue. In fiscal year 2011, sales to two customers of $218.3 million each represented more than 10% of our revenue.

Condensed Issuer, Guarantor and Non Guarantor Financial Information	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Condensed Issuer, Guarantor and Non Guarantor Financial Information

9.              Condensed Issuer, Guarantor and Non Guarantor Financial Information

The Company’s Secured Notes and Notes are guaranteed by certain subsidiaries.  Except for Rock Solid, NESL, II LLC, and Kettle Creek Partners GP, LLC, all existing consolidated subsidiaries of the Company are 100% owned and provide a joint and several, full and unconditional guarantee of the securities. These entities include Gateway Trade Center Inc., EII Transport Inc., Protections Services Inc., Work Area Protection Corp., SCI Products Inc., ASTI Transportation Systems, Inc., and Precision Solar Controls Inc. (“Guarantor Subsidiaries”).  There are no significant restrictions on the parent Company’s ability to obtain funds from any of the Guarantor Subsidiaries in the form of a dividend or loan.  Additionally, there are no significant restrictions on a Guarantor Subsidiary’s ability to obtain funds from the parent Company or its direct or indirect subsidiaries. Certain other wholly owned subsidiaries and consolidated partially owned partnerships do not guarantee the Secured Notes or the Notes.  These entities include Rock Solid, South Woodbury, L.P., NESL, II LLC, Kettle Creek Partners L.P., and Kettle Creek Partners GP, LLC (“Non Guarantors”).

The following condensed consolidating balance sheets, statements of comprehensive income (loss) and statements of cash flows are provided for the Company, all Guarantor Subsidiaries and Non Guarantors. The information has been presented as if the parent Company accounted for its ownership of the Guarantor Subsidiaries and Non Guarantors using the equity method of accounting.

Condensed Consolidating Balance Sheet at May 31, 2013

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Assets
Current assets
Cash and cash equivalents	$22	$19	$3,215	$—	$3,256
Restricted cash	1,051	105	13,595	—	14,751
Accounts receivable	91,380	16,170	215	(201)	107,564
Inventories	107,874	16,938	—	—	124,812
Net investment in lease	—	—	647	(647)	—
Deferred income taxes	11,750	976	—	—	12,726
Other current assets	6,622	1,401	83	––	8,106
Total current assets	218,699	35,609	17,755	(848)	271,215
Property, plant and equipment, net	349,483	20,606	7,424	(7,424)	370,089
Goodwill	83,228	5,845	—	—	89,073
Other intangible assets	8,159	12,612	—	—	20,771
Investment in subsidiaries	78,110	—	—	(78,110)	—
Intercompany receivables	965	17,978	—	(18,943)	—
Other assets	28,292	1,167	—	—	29,459
	$766,936	$93,817	$25,179	$(105,325)	$780,607
Liabilities and (Deficit) Equity
Current liabilities
Current maturities of long-term debt	$9,533	$—	$822	$(647)	$9,708
Accounts payable - trade	49,751	6,080	199	(201)	55,829
Accrued liabilities	34,273	2,987	12,895	—	50,155
Total current liabilities	93,557	9,067	13,916	(848)	115,692
Intercompany payables	18,664	—	279	(18,943)	—
Long-term debt, less current maturities	616,364	—	6,374	—	622,738
Obligations under capital leases, less current installments	7,424	—	—	(7,424)	—
Deferred income taxes	40,868	8,291	—	—	49,159
Other liabilities	29,449	777	—	—	30,226
Total liabilities	806,326	18,135	20,569	(27,215)	817,815
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	(39,390)	75,682	2,428	(78,110)	(39,390)
Noncontrolling interest	—	—	2,182	—	2,182
Total (deficit) equity	(39,390)	75,682	4,610	(78,110)	(37,208)
	$766,936	$93,817	$25,179	$(105,325)	$780,607

Condensed Consolidating Balance Sheet at February 28, 2013

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Assets
Current assets
Cash and cash equivalents	$31	$19	$9,484	$—	$9,534
Restricted cash	1,174	105	8,844	—	10,123
Accounts receivable	39,128	13,129	14	—	52,271
Inventories	109,032	16,112	—	—	125,144
Net investment in lease	—	—	634	(634)	—
Deferred income taxes	11,425	961	—	—	12,386
Other current assets	6,992	1,317	28	—	8,337
Total current assets	167,782	31,643	19,004	(634)	217,795
Property, plant and equipment, net	350,656	21,212	7,589	(7,589)	371,868
Goodwill	83,228	5,845	—	—	89,073
Other intangible assets	8,093	12,907	—	—	21,000
Investment in subsidiaries	81,430	—	—	(81,430)	—
Intercompany receivables	279	19,984	—	(20,263)	—
Other assets	33,252	1,200	—	—	34,452
	$724,720	$92,791	$26,593	$(109,916)	$734,188
Liabilities and (Deficit) Equity
Current liabilities
Current maturities of long-term debt	$11,175	$—	$801	$(634)	$11,342
Accounts payable - trade	18,343	2,044	221	—	20,608
Accrued liabilities	37,640	5,135	11,232	—	54,007
Total current liabilities	67,158	7,179	12,254	(634)	85,957
Intercompany payables	19,984	—	279	(20,263)	—
Long-term debt, less current maturities	559,915	—	6,730	—	566,645
Obligations under capital leases, less current installments	7,589	—	—	(7,589)	—
Deferred income taxes	43,834	8,609	—	—	52,443
Other liabilities	35,723	1,010	—	—	36,733
Total liabilities	734,203	16,798	19,263	(28,486)	741,778
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	(9,483)	75,993	5,437	(81,430)	(9,483)
Noncontrolling interest	—	—	1,893	—	1,893
Total (deficit) equity	(9,483)	75,993	7,330	(81,430)	(7,590)
	$724,720	$92,791	$26,593	$(109,916)	$734,188

Condensed Consolidating Statement of Comprehensive Income (Loss) for the three months ended May 31, 2013

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Revenue	$125,738	$23,212	$2,416	$(3,622)	$147,744
Cost of revenue (exclusive of items shown separately below)	110,422	18,962	1,505	(3,171)	127,718
Depreciation, depletion and amortization	10,564	1,554	—	—	12,118
Pension and profit sharing	1,795	83	—	—	1,878
Selling, administrative and general expenses	16,679	3,004	74	(344)	19,413
Loss on disposals of property, equipment and software	138	14	—	—	152
Operating (loss) income	(13,860)	(405)	837	(107)	(13,535)
Interest expense, net	(19,118)	(61)	(105)	107	(19,177)
(Loss) income before income taxes	(32,978)	(466)	732	—	(32,712)
Income tax benefit	(3,322)	(153)	—	—	(3,475)
Equity in earnings of subsidiaries	(320)	—	—	320	—
Net (loss) income	(29,976)	(313)	732	320	(29,237)
Unrealized actuarial losses and amortization of prior service costs, net of income tax	69	—	—	—	69
Comprehensive (loss) income	(29,907)	(313)	732	320	(29,168)
Less: comprehensive income attributable to noncontrolling interest	—	—	(739)	—	(739)
Comprehensive (loss) income attributable to New Enterprise Stone & Lime Co., Inc.	$(29,907)	$(313)	$(7)	$320	$(29,907)

Condensed Consolidating Statement of Comprehensive Income (Loss) for the three months ended May 31, 2012

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Revenue	$148,256	$21,620	$1,978	$(13,873)	$157,981
Cost of revenue (exclusive of items shown separately below)	129,123	17,113	614	(13,419)	133,431
Depreciation, depletion and amortization	9,961	1,882	—	—	11,843
Pension and profit sharing	1,762	79	—	—	1,841
Selling, administrative and general expenses	15,677	2,249	100	(344)	17,682
Gain on disposals of property, equipment and software	(35)	—	—	—	(35)
Operating income (loss)	(8,232)	297	1,264	(110)	(6,781)
Interest expense, net	(22,710)	(72)	(148)	110	(22,820)
(Loss) income before income taxes	(30,942)	225	1,116	—	(29,601)
Income tax benefit	(10,812)	(675)	—	—	(11,487)
Equity in earnings of subsidiaries	1,711	—	—	(1,711)	—
Net (loss) income	(18,419)	900	1,116	(1,711)	(18,114)
Unrealized actuarial losses and amortization of prior service costs, net of income tax	77	—	—	—	77
Comprehensive (loss) income	(18,342)	900	1,116	(1,711)	(18,037)
Less: comprehensive income attributable to noncontrolling interest		—	(305)	—	(305)
Comprehensive (loss) income attributable to New Enterprise Stone & Lime Co., Inc.	$(18,342)	$900	$811	$(1,711)	$(18,342)

Condensed Consolidating Statement of Cash Flows for the three months ended May 31, 2013

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total

Cash flows from operating activities	$(36,279)	$758	$2,268	$(3,000)	$(36,253)
Cash flows from investing activities
Capital expenditures	(8,718)	(773)	—	—	(9,491)
Proceeds from sale of property and equipment	52	15	—	—	67
Change in cash value of life insurance	3,089	—	—	—	3,089
Change in restricted cash	123	—	(4,751)	—	(4,628)
Net cash used in investing activities	(5,454)	(758)	(4,751)	—	(10,963)
Cash flows from financing activities
Proceeds from revolving credit	49,419	—	—	—	49,419
Repayment of revolving credit	(6,324)	—	—	—	(6,324)
Proceeds from issuance of long-term debt	481	—	—	—	481
Repayment of long-term debt	(756)	—	(335)	—	(1,091)
Payments on capital leases	(1,096)	—	—	—	(1,096)
Debt issuance costs	—	—	—	—	—
Dividends received (paid)	—	—	(3,000)	3,000	—
Distribution to noncontrolling interest	—	—	(451)	—	(451)
Net cash provided by (used in) financing activities	41,724	—	(3,786)	3,000	40,938
Net decrease in cash and cash equivalents	(9)	—	(6,269)	—	(6,278)
Cash and cash equivalents
Beginning of period	31	19	9,484	—	9,534
End of period	$22	$19	$3,215	$—	$3,256

Condensed Consolidating Statement of Cash Flows for the three months ended May 31, 2012

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total

Cash flows from operating activities	$(39,008)	$(543)	$(2,404)	$—	$(41,955)
Cash flows from investing activities
Capital expenditures	(14,358)	(417)	—	—	(14,775)
Proceeds from sale of property and equipment	221	—	—	—	221
Change in cash value of life insurance	(2,573)	—	—	—	(2,573)
Change in restricted cash	126	—	(1)	—	125
Net cash used in investing activities	(16,584)	(417)	(1)	—	(17,002)
Cash flows from financing activities
Proceeds from revolving credit	118,377	486	—	—	118,863
Repayment of revolving credit	(170,383)	—	—	—	(170,383)
Proceeds from issuance of long-term debt	268,535	—	—	—	268,535
Repayment of long-term debt	(152,652)	—	(116)	—	(152,768)
Payments on capital leases	(1,290)	—	—	—	(1,290)
Debt issuance costs	(14,062)	—	—	—	(14,062)
Dividends paid	—	—	—	—	—
Distribution to noncontrolling interest	—	—	(438)	—	(438)
Net cash provided by (used in) financing activities	48,525	486	(554)	—	48,457
Net decrease in cash and cash equivalents	(7,067)	(474)	(2,959)	—	(10,500)
Cash and cash equivalents
Beginning of period	7,106	476	7,450	—	15,032
End of period	$39	$2	$4,491	$—	$4,532

18. Condensed Issuer, Guarantor and Non-Guarantor Financial Information

The Company’s Secured Notes and Notes are guaranteed by certain subsidiaries. Except for RSIC, NESL, II LLC, and Kettle Creek Partners GP, LLC, all existing consolidated subsidiaries of the Company are 100% owned and provide a joint and several, full and unconditional guarantee of the securities. These entities include Gateway Trade Center Inc., EII Transport Inc., Protections Services Inc., Work Area Protection Corp., SCI Products Inc., ASTI Transportation Systems, Inc., and Precision Solar Controls Inc. (“Guarantor Subsidiaries”). There are no significant restrictions on the parent Company’s ability to obtain funds from any of the Guarantor Subsidiaries in the form of a dividend or loan. Additionally, there are no significant restrictions on a Guarantor Subsidiary’s ability to obtain funds from the parent Company or its direct or indirect subsidiaries. Certain other wholly owned subsidiaries and consolidated partially owned partnerships do not guarantee the Secured Notes or the Notes. These entities include RSIC, South Woodbury, L.P., NESL, II LLC, Kettle Creek Partners L.P., and Kettle Creek Partners GP, LLC (“Non Guarantors”).

The following condensed consolidating balance sheets, statements of comprehensive income (loss) and statements of cash flows are provided for the Company, all Guarantor Subsidiaries and Non Guarantors. The information has been presented as if the parent Company accounted for its ownership of the Guarantor Subsidiaries and Non Guarantors using the equity method of accounting.

The Company revised its condensed consolidating statements of operations for the fiscal year ended February 28, 2011, to correct certain errors in income taxes, noncontrolling interest and certain other eliminating adjustments. The revision was made to appropriately present parent company and eliminated activity in the appropriate column of the consolidating schedule. For the year-ended February 28, 2011, the revision resulted in a net increase of $0.3 million to the “net loss attributable to New Enterprise Stone & Lime Co., Inc.” in the New Enterprise Stone & Lime Co. Inc. column, a decrease to “net loss attributable to New Enterprise Stone & Lime Co., Inc.” in the eliminations column of $1.5 million and an increase in the “noncontrolling interest in net income” of $1.2 million within the Non-Guarantor column.

Condensed Consolidating Balance Sheet at February 28, 2013

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Assets
Current assets
Cash and cash equivalents	$31	$19	$9,484	$—	$9,534
Restricted cash	1,174	105	8,844	—	10,123
Accounts receivable	39,128	13,129	14	—	52,271
Inventories	109,032	16,112	—	—	125,144
Net investment in lease	—	—	634	(634)	—
Deferred income taxes	11,425	961	—	—	12,386
Other current assets	6,992	1,317	28	—	8,337
Total current assets	167,782	31,643	19,004	(634)	217,795
Property, plant and equipment, net	350,656	21,212	7,589	(7,589)	371,868
Goodwill	83,228	5,845	—	—	89,073
Other intangible assets	8,093	12,907	—	—	21,000
Investment in subsidiaries	81,430	—	—	(81,430)	—
Intercompany receivables	279	19,984	—	(20,263)	—
Other assets	33,252	1,200	—	—	34,452
	$724,720	$92,791	$26,593	$(109,916)	$734,188
Liabilities and (Deficit) Equity
Current liabilities
Current maturities of long-term debt	$11,175	$—	$801	$(634)	$11,342
Accounts payable - trade	18,343	2,044	221	—	20,608
Accrued liabilities	37,640	5,135	11,232	—	54,007
Total current liabilities	67,158	7,179	12,254	(634)	85,957
Intercompany payables	19,984	—	279	(20,263)	—
Long-term debt, less current maturities	559,915	—	6,730	—	566,645
Obligations under capital leases, less current installments	7,589	—	—	(7,589)	—
Deferred income taxes	43,834	8,609	—	—	52,443
Other liabilities	35,723	1,010	—	—	36,733
Total liabilities	734,203	16,798	19,263	(28,486)	741,778
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	(9,483)	75,993	5,437	(81,430)	(9,483)
Noncontrolling interest	—	—	1,893	—	1,893
Total (deficit) equity	(9,483)	75,993	7,330	(81,430)	(7,590)
	$724,720	$92,791	$26,593	$(109,916)	$734,188

Condensed Consolidating Balance Sheet at February 29, 2012

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Assets
Current assets
Cash and cash equivalents	$7,106	$476	$7,450	$—	$15,032
Restricted cash	1,379	102	8,841	—	10,322
Accounts receivable	61,891	14,933	17	—	76,841
Inventories	114,888	17,307	—	—	132,195
Net investment in lease	—	—	610	(610)	—
Deferred income taxes	14,912	1,107	—	—	16,019
Other current assets	7,434	326	28	—	7,788
Total current assets	207,610	34,251	16,946	(610)	258,197
Property, plant and equipment, net	345,461	25,947	7,451	(7,285)	371,574
Goodwill	85,002	5,845	—	—	90,847
Other intangible assets	10,904	15,440	—	—	26,344
Investment in subsidiaries	82,166	—	—	(82,166)	—
Intercompany receivables	280	16,310	—	(16,590)	—
Other assets	29,360	—	—	—	29,360
	$760,783	$97,793	$24,397	$(106,651)	$776,322
Liabilities and (Deficit) Equity
Current liabilities
Current maturities of long-term debt	$7,671	$—	$477	$(610)	$7,538
Accounts payable - trade	24,239	3,166	153	—	27,558
Accrued liabilities	38,594	3,309	9,728	—	51,631
Total current liabilities	70,504	6,475	10,358	(610)	86,727
Intercompany payables	16,310	—	280	(16,590)	—
Long-term debt, less current maturities	514,191	—	7,284	—	521,475
Obligations under capital leases, less current installments	7,285	—	—	(7,285)	—
Deferred income taxes	82,772	13,902	—	—	96,674
Other liabilities	21,445	133	—	—	21,578
Total liabilities	712,507	20,510	17,922	(24,485)	726,454
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	48,276	77,283	4,883	(82,166)	48,276
Noncontrolling interest	—	—	1,592	—	1,592
Total (deficit) equity	48,276	77,283	6,475	(82,166)	49,868
	$760,783	$97,793	$24,397	$(106,651)	$776,322

Condensed Consolidating Statement of Comprehensive Income (Loss) for the year ended February 28, 2013

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Revenue	$593,624	$86,563	$7,714	$(10,811)	$677,090
Cost of revenue (exclusive of items shown separately below)	492,386	70,929	4,999	(10,811)	557,503
Depreciation, depletion and amortization	42,452	8,490	—	—	50,942
Intangible asset impairment	2,704	2,000	—	—	4,704
Pension and profit sharing	7,996	329	—	—	8,325
Selling, administrative and general expenses	66,261	10,509	368	—	77,138
(Gain) loss on disposals of property, equipment and software	193	130	—	—	323
Operating (loss) income	(18,368)	(5,824)	2,347	—	(21,845)
Interest expense, net	(75,149)	(289)	(409)	—	(75,847)
(Loss) income before income taxes	(93,517)	(6,113)	1,938	—	(97,692)
Income tax benefit	(36,735)	(4,823)	—	—	(41,558)
Equity in earnings of subsidiaries	(736)	—	—	736	—
Net (loss) income	(57,518)	(1,290)	1,938	736	(56,134)
Unrealized actuarial losses and amortization of prior service costs, net of income tax	(241)	—	—	—	(241)
Comprehensive (loss) income	(57,759)	(1,290)	1,938	736	(56,375)
Less: comprehensive income attributable to noncontrolling interest	—		(1,384)	—	(1,384)
Comprehensive (loss) income attributable to New Enterprise Stone & Lime Co., Inc.	$(57,759)	$(1,290)	$554	$736	$(57,759)

Condensed Consolidating Statement of Comprehensive Income (Loss) for the year ended February 29, 2012

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Revenue	$638,256	$80,369	$6,378	$(19,069)	$705,934
Cost of revenue (exclusive of items shown separately below)	528,946	61,928	3,681	(19,069)	575,486
Depreciation, depletion and amortization	44,094	7,580	—	—	51,674
Intangible asset impairment	—	1,100	—	—	1,100
Pension and profit sharing	7,406	216	—	—	7,622
Selling, administrative and general expenses	54,307	9,587	617	—	64,511
Loss on disposals of property, equipment and software	808	—	—	—	808
Operating income (loss)	2,695	(42)	2,080	—	4,733
Interest expense, net	(45,670)	(255)	(634)	—	(46,559)
(Loss) income before income taxes	(42,975)	(297)	1,446	—	(41,826)
Income tax benefit	(16,292)	(105)	—	—	(16,397)
Equity in earnings of subsidiaries	434	—	—	(434)	—
Net (loss) income	(26,249)	(192)	1,446	(434)	(25,429)
Unrealized actuarial losses and amortization of prior service costs, net of income tax	(778)	—	—	—	(778)
Comprehensive (loss) income	(27,027)	(192)	1,446	(434)	(26,207)
Less: comprehensive income attributable to noncontrolling interest	—		(820)	—	(820)
Comprehensive (loss) income attributable to New Enterprise Stone & Lime Co., Inc.	$(27,027)	$(192)	$626	$(434)	$(27,027)

Condensed Consolidating Statement of Comprehensive Income (Loss) for the year ended February 28, 2011

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Revenue	$647,564	$82,742	$6,971	$(11,878)	$725,399
Cost of revenue (exclusive of items shown separately below)	526,905	61,167	2,417	(11,878)	578,611
Depreciation, depletion and amortization	38,111	7,806	—	—	45,917
Pension and profit sharing	8,691	216	—	—	8,907
Selling, administrative and general expenses	51,579	9,628	340	—	61,547
Gain on disposals of property, equipment and software	(600)	—	—	—	(600)
Operating income	22,878	3,925	4,214	—	31,017
Interest expense, net	(40,479)	(15)	(774)	—	(41,268)
(Loss) income before income taxes	(17,601)	3,910	3,440	—	(10,251)
Income tax benefit	(3,049)	(1,429)	—	—	(4,478)
Equity in earnings of subsidiaries	7,584	—	—	(7,584)	—
Net (loss) income	(6,968)	5,339	3,440	(7,584)	(5,773)
Unrealized actuarial losses and amortization of prior service costs, net of income tax	173	—	—	—	173
Comprehensive (loss) income	(6,795)	5,339	3,440	(7,584)	(5,600)
Less: comprehensive income attributable to noncontrolling interest	—	—	(1,195)	—	(1,195)
Comprehensive (loss) income attributable to New Enterprise Stone & Lime Co., Inc.	$(6,795)	$5,339	$2,245	$(7,584)	$(6,795)

Condensed Consolidating Statement of Cash Flows for the year ended February 28, 2013

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total

Cash flows from operating activities	$13,575	$2,681	$3,774	$—	$20,030
Cash flows from investing activities
Capital expenditures	(39,259)	(3,135)	—	—	(42,394)
Capitalized software	(23)	—	—	—	(23)
Proceeds from sale of property and equipment	304	—	—	—	304
Change in cash value of life insurance	(3,333)	—	—	—	(3,333)
Change in restricted cash	205	(3)	(3)	—	199
Net cash used in investing activities	(42,106)	(3,138)	(3)	—	(45,247)
Cash flows from financing activities
Proceeds from revolving credit	224,729	—	—	—	224,729
Repayment of revolving credit	(298,361)	—	—	—	(298,361)
Proceeds from issuance of long-term debt	268,641	—	—	—	268,641
Repayment of long-term debt	(154,548)	—	(654)	—	(155,202)
Payments on capital leases	(4,943)	—	—	—	(4,943)
Debt issuance costs	(14,062)	—	—	—	(14,062)
Distribution to noncontrolling interest	—	—	(1,083)	—	(1,083)
Net cash provided by (used in) financing activities	21,456	—	(1,737)	—	19,719
Net (decrease) increase in cash and cash equivalents	(7,075)	(457)	2,034	—	(5,498)
Cash and cash equivalents
Beginning of period	7,106	476	7,450	—	15,032
End of period	$31	$19	$9,484	$—	$9,534

Condensed Consolidating Statement of Cash Flows for the year ended February 29, 2012

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total

Cash flows from operating activities	$12,829	$1,875	$6,193	$(1,200)	$19,697
Cash flows from investing activities
Capital expenditures	(32,093)	(3,299)	—	—	(35,392)
Capitalized software	(8,562)	—	—	—	(8,562)
Proceeds from sale of property and equipment	1,305	421	990	—	2,716
Change in cash value of life insurance	2,825	—	—	—	2,825
Change in restricted cash	399	7	(8,841)	—	(8,435)
Net cash used in investing activities	(36,126)	(2,871)	(7,851)	—	(46,848)
Cash flows from financing activities
Proceeds from revolving credit	145,477	—	—	—	145,477
Repayment of revolving credit	(98,500)	—	—	—	(98,500)
Proceeds from issuance of long-term debt	12,398	—	—	—	12,398
Repayment of long-term debt	(27,038)	—	(2,095)	—	(29,133)
Payments on capital leases	(5,329)	—	—	—	(5,329)
Debt issuance costs	(1,663)	—	—	—	(1,663)
Dividends paid	—	—	(1,200)	1,200	—
Distribution to noncontrolling interest	—	—	(1,096)	—	(1,096)
Net cash provided by (used in) financing activities	25,345	—	(4,391)	1,200	22,154
Net increase (decrease) in cash and cash equivalents	2,048	(996)	(6,049)	—	(4,997)
Cash and cash equivalents
Beginning of period	5,058	1,472	13,499	—	20,029
End of period	$7,106	$476	$7,450	$—	$15,032

Condensed Consolidating Statement of Cash Flows for the year ended February 28, 2011

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total

Cash flows from operating activities	$34,057	$7,111	$6,335	$—	$47,503
Cash flows from investing activities
Capital expenditures	(24,399)	(7,378)	—	—	(31,777)
Capitalized software	(929)	—	—	—	(929)
Proceeds from sale of property and equipment	1,167	1,073	—	—	2,240
Change in cash value of life insurance	(962)	—	—	—	(962)
Change in restricted cash	(87)	—	—	—	(87)
Other investing activities	(25)	(9)	—	—	(34)
Net cash used in investing activities	(25,235)	(6,314)	—	—	(31,549)
Cash flows from financing activities
Proceeds from revolving credit	100,164	—	—	—	100,164
Repayment of revolving credit	(121,065)	—	—	—	(121,065)
Proceeds from issuance of long-term debt	250,000	—	—	—	250,000
Repayment of long-term debt	(218,424)	—	(756)	—	(219,180)
Payments on capital leases	(5,009)	—	—	—	(5,009)
Debt issuance costs	(9,967)	—	—	—	(9,967)
Distribution to noncontrolling interest	—	—	(1,641)	—	(1,641)
Net cash used in financing activities	(4,301)	—	(2,397)	—	(6,698)
Net increase in cash and cash equivalents	4,521	797	3,938	—	9,256
Cash and cash equivalents
Beginning of period	537	675	9,561	—	10,773
End of period	$5,058	$1,472	$13,499	$—	$20,029

Unaudited Quarterly Financial Data	12 Months Ended
Feb. 28, 2013
Unaudited Quarterly Financial Data
Unaudited Quarterly Financial Data

19. Unaudited Quarterly Financial Data

The following is a summary of selected quarterly financial information (unaudited) for each of the quarterly periods in fiscal year 2013 and 2012:

	2013
	Quarters Ended
(in thousands)	May 31	Aug 31	Nov 30	Feb 28

Revenue	$157,981	$260,542	$190,236	$68,331
Operating income (loss)	(6,671)	31,735	1,977	(48,886)
Net income (loss)	(18,114)	8,522	(8,848)	(37,694)
Comprehensive income (loss) attributable to New Enterprise Stone & Lime Co., Inc.	(18,342)	8,202	(9,167)	(38,452)

	2012
	Quarters Ended
(in thousands)	May 31	Aug 31	Nov 30	Feb 29

Revenue	$146,069	$266,216	$213,887	$79,762
Operating income (loss)	(1,201)	37,397	22,319	(53,782)
Net income (loss)	(4,562)	11,733	5,680	(38,280)
Comprehensive income (loss) attributable to New Enterprise Stone & Lime Co., Inc.	(4,829)	11,464	5,778	(39,440)

Subsequent Event	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Subsequent Events
Subsequent Event

10.       Subsequent Events

S-4 Filed June 13, 2013

On June 13, 2013 the Company filed a form S-4 with the SEC and is currently in the process of registering to exchange up to $289,387,000 in aggregate principal amount of its Secured Notes for up to $289,387,000 in aggregate principal amount of its Secured Notes. The aggregate principal amount includes the $265,000,000 in aggregate principal amount of Secured Notes initially issued in the private placement transaction on March 15, 2012 increased by an additional $24,387,000 in lieu of cash as payment-in-kind interest in respect of the Secured Notes on the September 15, 2012 and March 15, 2013 interest payment dates. We are also offering approximately $87,989,000 of additional Secured Notes and guarantees thereon, that may be issued, at our option, in lieu of cash interest payments on the Secured Notes.

20. Subsequent Events

On March 4, 2013, the Company notified the trustee of its Secured Notes that it had selected to pay interest on the Secured Notes for the 12-month period commencing March 15, 2013 in the form of 5% cash payment and 8% payment in kind, which represents $14.9 million and $23.6 million, respectively.

On May 29, 2013, the Company entered into the third amendment to the ABL Facility, which provided increased short-term borrowing availability. As part of the third amendment, the Company agreed to the following revised terms: (i) the aggregate overall amount of the ABL Facility was reduced from $170.0 million to $145.0 million; (ii) through November 30, 2014, the Company is no longer required to maintain minimum excess availability (as defined in the ABL Facility); (iii) the interest rate margin added to applicable LIBOR based borrowings has increased to a fixed 5%; (iv) the interest rate margin added to applicable Base Rate borrowings has increased to a fixed 3%; (v) the 1.25% floor applicable to LIBOR based borrowings has been removed; and (vi) to the extent that we dispose of assets that are ABL Priority Collateral and certain unencumbered assets, the net cash proceeds will be used to prepay outstanding borrowings under the ABL Facility and the overall ABL Facility will be reduced by $1 for each $1 of assets sold up to $15 million.

The third amendment did not change other significant terms of the ABL Facility such as the maturity, borrowing base formula, and covenants, as applicable.

The Company agreed to pay $0.3 million in fees to effect the third amendment to the ABL Facility and as a result of the reduction in the maximum borrowings of the ABL Facility the Company will also expense $0.7 million of unamortized deferred debt issuance costs to interest expense.

Nature of Operations and Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Nature of Operations and Summary of Significant Accounting Policies
Principles of Consolidation

Principles of Consolidation

The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries and entities where the Company has a controlling equity interest. Intercompany balances and transactions have been eliminated in consolidation.

Principles of Consolidation

The accompanying consolidated financial statements and notes included in this report have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of the Company and its wholly owned subsidiary companies, and their wholly owned subsidiary companies, and entities where the Company has a controlling equity interest. During fiscal year 2011, we consolidated various legal entities in order to simplify our legal structure. This consolidation did not affect our financial position, results of operations, or cash flows. The companies in the consolidated group as of February 28, 2013 and February 29, 2012 include New Enterprise Stone & Lime Co., Inc.; Gateway Trade Center Inc.; EII Transport Inc.; Protection Services Inc.; Work Area Protection Corp.; SCI Products Inc.; ASTI Transportation Systems, Inc.; Precision Solar Controls Inc.; Rock Solid Insurance Company; Kettle Creek Partners GP, LLC; and Kettle Creek Partners L.P.

The consolidated financial statements also include the accounts of South Woodbury, L.P., which is 99% owned by certain life insurance trusts, which insure the lives of the principal stockholders of the Company. The remainder is owned by the Company through a 1% general partnership interest owned by a wholly-owned entity of the Company, NESL II, LLC.

South Woodbury, L.P. owns an office building in Roaring Spring, PA and an office building that is being used as the Company’s corporate headquarters in New Enterprise, PA. The Company entered into the lease agreements on February 28, 2003. The original lease terms for both leases end on May 31, 2023 and the Company has one five-year option to extend each lease. The annual base rents for the Roaring Spring, PA and New Enterprise, PA office buildings are $0.4 million and $2.0 million respectively, which may be reset to a fair market rate, as defined in the agreements.

Intercompany balances and transactions have been eliminated in consolidation.

Investments in entities in which the Company has an ownership interest of 50% or less are accounted for by the equity method. Investments in affiliated companies consist of a 16.2% membership interest in Means To Go, LLC as of February 28, 2013

Cash and Cash Equivalents and Restricted Cash

Cash and Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. Cash balances were restricted in certain consolidated subsidiaries for bond sinking fund and insurance requirements as well as collateral on outstanding letters of credit or rentals.

We use a cash pooling arrangement with a single financial institution with specific provisions for the right to offset positive and negative cash balances.  Accordingly, we classify net aggregate bank overdraft positions as other obligations within the current maturities of long-term debt as of May 31, 2013, based on the short-term nature of these positions.

Cash and Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. Cash balances were restricted in certain consolidated subsidiaries for bond sinking fund and insurance requirements as well as collateral on outstanding letters of credit or rentals.

In May 2012, the Company started using a cash pooling arrangement with a single financial institution with specific provisions for the right to offset positive and negative cash balances. Accordingly, the Company classifies net aggregate cash overdraft positions as other obligations within the current maturities of long-term debt as of February 28, 2013, based on the short-term nature of these positions.

Accounts Receivable

Trade Accounts Receivable

Trade accounts receivable, less allowance for doubtful accounts, are recorded at the invoiced amount plus service charges related to past due accounts.  The Company’s total accounts receivable consisted of the following:

	May 31,	February 28,
(In thousands)	2013	2013

Costs and estimated earnings in excess of billings	$12,588	$4,265
Trade	96,153	48,392
Retainages	3,407	3,129
	112,148	55,786
Allowance for doubtful accounts	(4,584)	(3,515)
Accounts receivable, net	$107,564	$52,271

Costs and estimated earnings in excess of billings relate to revenue recognized and not yet billed due to contract terms.  State and local agencies often require several approvals to process billings or payments and this may cause a lag in payment times.

Accounts Receivable

Trade accounts receivable, less allowance for doubtful accounts, are recorded at the invoiced amount plus service charges related to past due accounts. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable, including service charges. The Company determines the allowance based on historical write-off experience, specific identification based on a review of individual past due balances and their composition, and the nature of the customer. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Concentrations of Credit Risk

Concentrations of Credit Risk

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company places its cash and temporary investments with high-quality financial institutions. At times, such balances and investments may be in excess of federally insured limits; however, the Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on cash and cash equivalents. The Company conducts business with various governmental entities within the Commonwealth of Pennsylvania. These entities include PennDOT, the Pennsylvania Turnpike Authority and various townships, municipalities, school districts and universities within Pennsylvania. The Company had $7.8 million and $4.6 million of accounts receivable from these governmental entities as of February 28, 2013 and February 29, 2012, respectively. The Company has not experienced any material losses with these governmental agencies and does not believe it is exposed to any significant credit risk on the outstanding accounts receivable balances.

Inventories

Inventories

Inventories are stated at the lower of cost or market.  Cost is determined using either first-in, first-out (“FIFO”) or weighted average method based on the applicable category of inventories.

The Company’s total inventory consists of the following:

	May 31,	February 28,
(In thousands)	2013	2013

Crushed stone, agricultural lime, and sand	$74,945	$76,927
Safety equipment	16,499	16,057
Parts, tires, and supplies	11,373	11,331
Raw materials	10,856	9,247
Concrete blocks	3,654	4,210
Building materials	4,214	3,921
Other	3,271	3,451
	$124,812	$125,144

Inventories

Inventories are stated at the lower of cost or market. Cost is determined using either first-in, first-out (“FIFO”) or weighted average method based on the applicable category of inventories. The Company also maintains an allowance for obsolete inventories, which is based on recent sales activity and usage of related items.

Rental Equipment

Rental Equipment

Rental equipment, primarily related to the Company’s safety products business, is recorded at cost and depreciated over the estimated useful lives of the equipment using the straight-line method. The range of estimated useful lives for rental equipment is two to three years.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are carried at cost.  Assets under capital leases are stated at the lesser of the present value of minimum lease payments or the fair value of the leased item.  Provision for depreciation is generally computed over estimated service lives by the straight-line method.

The Company’s property, plant and equipment consist of the following:

	May 31,	February 28,
(In thousands)	2013	2013

Limestone and sand acreage	$144,076	$144,076
Land, buildings and building improvements	100,669	100,074
Crushing, prestressing, and manufacturing plants	327,449	326,066
Contracting equipment, vehicles and other	302,515	300,450
Construction in progress	9,501	5,680
Property, plant and equipment	884,210	876,346
Less: Accumulated depreciation and depletion	(514,121)	(504,478)
Property, plant and equipment, net	$370,089	$371,868

Depreciation expense was $11.1 and $10.8 million for three months ended May 31, 2013 and May 31, 2012 respectively.

Property, Plant and Equipment

Property, plant and equipment are carried at cost. Assets under capital leases are stated at the lesser of the present value of minimum lease payments or the fair value of the leased item. Provision for depreciation is generally computed over estimated service lives using the straight-line method.

The average depreciable lives by fixed asset category are as follows:

Land improvements	20 years
Buildings and improvements	8 - 40 years
Crushing, prestressing, and manufacturing plants	5 - 33 years
Contracting equipment	3 - 12.5 years
Trucks and autos	3 - 8 years
Office equipment	5 - 10 years

Depletion of limestone deposits is calculated over proven and probable reserves by the units of production method on a quarry-by-quarry basis.

Repairs and maintenance are charged to operations as incurred. Renewals or betterments, which materially add to the useful lives of property and equipment, are capitalized.

The Company capitalizes interest cost during the period assets are being constructed. Interest capitalized on construction in progress amounted to $0.1 million, $0.3 million and $0.1 million during fiscal years 2013, 2012 and 2011, respectively. We capitalized $0.3 million of interest cost related to our new enterprise resource planning system (“ERP”) during fiscal year 2012; no amounts were capitalized during fiscal years 2013 or 2011.

Goodwill and Goodwill Impairment

Goodwill and Goodwill Impairment

Goodwill is tested for impairment on an annual basis or more frequently whenever events or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. The impairment test for goodwill is a two-step process. Under the first step, the fair value of the reporting unit is compared with its carrying value. If the fair value of the reporting unit is less than its carrying value, an indication of impairment exists and the reporting unit must perform step two of the impairment test. Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed.

Our reporting units were determined based on our organization structure, considering the level at which discrete financial information for businesses is available and regularly reviewed The Company has three operating segments, which is the basis for determining its reporting units, organized around its three lines of business: (i) construction materials; (ii) heavy/highway construction; and (iii) traffic safety services and equipment. Construction materials include three reporting units within the operating segment based on geographic location. The operating segment of traffic safety services and equipment consists of one reporting unit within the segment based upon the similar economic characteristics of its operations.

The carrying value of each reporting unit is determined by assigning assets and liabilities, including goodwill, to those reporting units as of the measurement date. We use significant judgment in determining the most appropriate method to estimate the fair values of each of our reporting units. We estimate the fair values of the reporting units by considering the indicated fair values derived from both an income approach, which involves discounting estimated future cash flows and a market approach, which involves the application of revenue and earnings multiples of comparable companies.

We complete a discounted future cash flow model for each reporting unit based upon projected earnings before interest and taxes (“EBIT”). Under this approach, we calculate the fair value of each reporting unit based on the present value of its estimated future cash flow. In applying the discounted cash flow methodology, we rely on a number of factors, including future business plans, actual and forecasted operating results and market data. The significant assumptions in our discounted cash flow models include our estimates of future profitability, revenue growth rates, capital requirements and the discount rate. The profitability estimates used are derived from internal operating budgets and forecasts for long-term demand and pricing in our industry and markets. Any changes in key assumptions or management judgment with respect to a reporting unit or its prospects, which may result from a change in market conditions, market trends, interest rates or other factors outside of our control, or significant underperformance relative to historical or projected future operating results, could result in a significantly different estimate of the fair value of our reporting units, which could result in an impairment charge in the future. The discount rates utilized reflect market-based estimates of capital costs and discount rates adjusted for management’s assessment of a market participant’s view with respect to other risks associated with the projected cash flows and overall size of the individual reporting units. Our estimates are based upon assumptions we believe to be reasonable, but which by nature are uncertain and unpredictable.

We then supplement this analysis by also calculating a fair value of the reporting unit utilizing EBIT market multiples applicable to our industry and peer group, the data for which we develop internally and through third-party sources. If there is sufficient depth and availability of market comparables, we will take a weighted average approach of the two methods in calculating the fair value of a reporting unit. The weighting of these methods is subjective and based upon our judgment and our historical approach to calculating the fair value of a reporting unit.

Our annual goodwill impairment analysis takes place as of fiscal year end. As of February 28, 2013 and February 29, 2012, the estimated fair value of each of the reporting units was in excess of its carrying values even after conducting various sensitivity analyses on key assumptions, such that no adjustment to the carrying values of goodwill was required. As of February 28, 2013 the estimated fair value of each of the reporting units was in excess of 15% of carrying values except for our Traffic Safety Services and Equipment reporting unit, which was approximately 15%.

Other Intangible Assets

Other Intangible Assets

Other intangible assets consist of technology, customer relationships and trademarks acquired in previous acquisitions. The technology and customer relationships are being amortized over a straight-line basis of 15 and 20 years, respectively. Our intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.

The trademarks are considered to have an indefinite life and are not amortized but rather tested for impairment annually or whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be recoverable. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable based on a review of legal, regulatory, contractual, competitive, economic and other factors that limit the useful life of the asset. As a result of the Company’s review performed in combination with the annual impairment review completed as of February 28, 2013, the Company determined that factors had arisen which caused the Company to conclude that an indefinite useful life was no longer supportable. Beginning in fiscal year 2014, our trademarks will be amortized on a straight-line basis between 30 and 50 years. As a result, the Company recorded impairments of $2.0 million related to its Traffic Safety Services and Equipment reporting unit and $2.7 million related to its Construction Materials reporting unit. The remaining balance of our Traffic Safety Services and Equipment reporting unit’s trademark is $3.4 million and the remaining balance for our Construction Materials reporting unit’s trademark is $8.2 million as of February 28, 2013.

We use a variety of methodologies in conducting the impairment assessment of our intangible assets including discounted cash flow models, which are based on the assumptions the Company believes a hypothetical marketplace participants would use. For the intangible assets, other than goodwill, if the carrying amount exceeds the fair value, an impairment charge is recognized in an amount equal to that excess. The fair value measurements for the impairments were categorized within Level 3 of the fair value hierarchy.

Other Noncurrent Assets

Other Assets

The Company’s long term other assets consist of the following:

	May 31,	February 28,
(In thousands)	2013	2013

Deferred financing fees (less current portion of $3,522 and $3,658, respectively)	$12,953	$14,523
Capitalized software (net of accumulated amortization of $1,314 and $1,080, respectively)	8,947	9,211
Cash surrender value of life insurance (net of loans of $3,204 and $0, respectively)	1,249	4,338
Deferred stripping costs	3,873	3,868
Other	2,437	2,512
Total other assets	$29,459	$34,452

On May 29, 2013, we entered into the third amendment to our asset-based revolving loan facility, which we refer to as  the ABL Facility, and as a result of the reduction in the maximum borrowings of the ABL Facility, the Company recognized $0.7 million of unamortized deferred financing fees as interest expense during the three months ended May 31, 2013.

Other Noncurrent Assets

Other noncurrent assets consist primarily of deferred financing fees, capitalized software, the cash surrender value of Company owned life insurance policies and deferred stripping costs. Deferred financing costs are amortized to interest expense over the terms of the associated credit agreements using the effective interest method of amortization. Capitalized software costs consist primarily of internal and external costs associated with the implementation of our ERP system. The amortizable lives of our capitalized software are 3 - 10 years. Deferred stripping costs consist of costs incurred during the development stage of a mine (pre-production stripping) and are expensed over the productive life of the mine using the units-of-production method.

Asset Retirement Obligations

Asset Retirement Obligations

The Company records the fair value of an asset retirement obligation, primarily for reclamation costs, as a liability in the period in which it incurs a legal obligation associated with the retirement of tangible long-lived assets. The associated asset retirement costs are capitalized as part of the underlying asset and depreciated over the estimated useful life of the asset. The liability is accreted through charges to operating expenses. If the asset retirement obligation is settled for other than the carrying amount of the liability, the Company will recognize a gain or loss on the settlement.

The Company is legally required to maintain reclamation bonds with the Commonwealth of Pennsylvania. The land reclamation obligation calculated by the Company is based upon the legal requirements for bond posting amounts and is adjusted for inflation and discounted using present value techniques at a credit-adjusted risk-free rate commensurate with the estimated years to settlement.

Revenue Recognition

Revenue Recognition

We recognize revenue on construction contracts under the percentage-of-completion method of accounting, as measured by the cost incurred to date over estimated total cost. Our construction contracts are primarily fixed -price contracts.  The typical contract life cycle for these projects can be up to two to four years in duration. Changes in job performance, job conditions, estimated profitability and final contract settlements may result in revisions to revenues and costs Revenue from contract change orders is recognized when the owner has agreed to the change order with the customer and the related costs are incurred. We do not recognize revenue on basis of contract claims.  Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are identified. Contract costs include all direct material, labor, subcontract and other costs and those indirect costs related to contract performance, such as indirect salaries and wages, equipment repairs and depreciation, insurance and payroll taxes. Administrative and general expenses are charged to expense as incurred. Costs and estimated earnings in excess of billings on uncompleted contracts represent the excess of contract revenue recognized to date over billings to date. Billings in excess of costs and estimated earnings on uncompleted contracts represent the excess of billings to date over the amount of revenue recognized to date. As of February 28, 2013 and February 29, 2012, such amounts are included in accounts receivable (Note 3, “Accounts Receivable”) and accrued liabilities (Note 8, “Accrued Liabilities”), respectively, in the consolidated balance sheets.

The Company accounts for custom-built concrete products under the units-of-production method. Under this method, the revenue is recognized as the units are produced under firm contracts.

The Company generally recognizes revenue on the sale of construction materials and concrete products, other than custom-built concrete products, when the customer takes title and assumes risk of loss. Typically, this occurs when products are shipped.

The Company recognizes equipment rental revenue on a straight-line basis over the specific daily, weekly or monthly terms of the agreements. Revenues from the sale of equipment and contractor supplies are recognized at the time of delivery to, or pick-up by, the customer.

Other revenue consists of sales of miscellaneous materials, scrap and other products that do not fall into our other primary lines of business. The Company generally recognizes revenue when the customer takes title and assumes risk of loss, the price is fixed or determinable and collection is reasonably assured.

Self-Insurance

Self-Insurance

The Company is self-insured for workers’ compensation and health coverage, subject to specific retention levels. Self-insurance costs are accrued based upon the aggregate of the liability for reported claims and an estimated liability for claims incurred but not reported.

Fair Value

Fair Value

The Company determines fair value for its assets and liabilities in accordance with applicable accounting standards, which define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value determined is based on assumptions that market participants would use, including consideration of nonperformance risk. The carrying amounts of cash, restricted cash and cash equivalents, trade receivables, accounts payable, accrued expenses and short-term debt approximate fair value because of the short-term maturity of these financial instruments.

Impairment of Definite-Lived Long-Lived Assets

Impairment of Definite-Lived Long-Lived Assets

Long-lived assets, such as property, plant and equipment and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. The Company considers an asset group as the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets.  For our construction materials and heavy/highway construction operations, the lowest level of largely independent identifiable cash flows is at the regional level, which collectively serves a local market. Each region shares and allocates its material production, resources, equipment and business activity among the locations within the region in generating cash flows.  Our regions are i) Central Pennsylvania, ii) Chambersburg, Shippensburg, Gettysburg, Pennsylvania, iii) Lancaster, Pennsylvania, iv) Northeastern Pennsylvania and v) Western New York.  The construction materials regions' long-lived assets predominantly include limestone and sand acreage and crushing, prestressing equipment and manufacturing plants and the heavy/highway construction region’s long lived assets predominantly include contracting equipment and vehicles. The traffic safety services and equipment business, include two asset groups distinguished between its retail sales and distribution as one asset group and its manufacturing and assembly as the second asset group. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset group to estimated undiscounted future cash flows expected to be generated by the asset group. If the carrying amount of an asset group exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying amount exceeds the fair value of the asset group. Except for the trademark impairments discussed in “Other Intangible Assets” above, no other impairment charges were recorded.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. We record a valuation allowance to reduce our deferred tax assets to the amount that is more likely than not to be realized. We establish provisions for income taxes when, despite the belief that tax positions are fully supportable, there remain certain positions that do not meet the minimum probability threshold, as defined by the applicable accounting guidance, which is a tax position that is more likely than not to be sustained upon examination by the applicable taxing authority. In the normal course of business, the Company and its subsidiaries are examined by various federal, state and foreign tax authorities. We regularly assess the potential outcomes of these examinations and any future examinations for current and prior fiscal years in determining the adequacy of the provision for income taxes. Interest accrued related to unrecognized tax benefits and penalties related to income tax are both included as a component of the provision for taxes and adjust the income tax provision, the current tax liability and deferred taxes in the period during which the facts that give rise to a revision become known.

Use of Estimates

Use of Estimates

The preparation of the condensed consolidated financial statements requires management to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period.  Significant items subject to such estimates and assumptions include the carrying amount of property, plant and equipment; valuation of receivables, inventories, goodwill and other intangible assets; recognition of revenue and loss contract reserves under the percentage-of-completion method; assets and obligations related to employee benefit plans; asset retirement obligations; income tax valuation; and self-insurance reserves.  Actual results could differ from those estimates.

Use of Estimates

The preparation of the consolidated financial statements requires management to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Significant items subject to such estimates and assumptions include the carrying amount of property, plant and equipment; valuation of receivables, inventories, goodwill and other intangible assets; recognition of revenue and loss contract reserves under the percentage-of-completion method; assets and obligations related to employee benefit plans; asset retirement obligations; income tax valuation; and self-insurance reserves. Actual results could differ from those estimates.

New Accounting Standards

New Accounting Standards

Recently Adopted Accounting Standards

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (Topic 220).  This ASU requires companies to provide information about the amounts reclassified out of accumulated other comprehensive income (“AOCI”) by component.  In addition, companies are required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period.  For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts.  This ASU does not change the current requirements for reporting net income or other comprehensive income in the financial statements.  This ASU was effective commencing with the three months ending May 31, 2013.  We adopted this standard on March 1, 2103, which did not have a material impact on our consolidated financial statements.

In July 2012, the FASB issued ASU No. 2012-02, Intangibles - Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment.  This ASU gives companies the option to first assess qualitative factors to determine whether it is more likely than not that the indefinite-lived intangible asset is impaired.  If it is determined that it is more likely than not the indefinite-lived intangible asset is impaired, a quantitative impairment test is required.  However, if it is concluded otherwise, the quantitative test is not necessary.  This ASU was effective commencing with the three months ending May 31, 2013.  We adopted this standard on March 1, 2103, which did not have a material impact on our consolidated financial statements.

New Accounting Standards

Recently Issued Accounting Standards

In July 2012, the FASB issued ASU No. 2012-02, Intangibles - Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. This ASU gives companies the option to first assess qualitative factors to determine whether it is more likely than not that the indefinite-lived intangible asset is impaired. If it is determined that it is more likely than not the indefinite-lived intangible asset is impaired, a quantitative impairment test is required. However, if it is concluded otherwise, the quantitative test is not necessary. This ASU will be effective commencing with the three months ending May 31, 2013. We do not expect the adoption of this ASU to have a material impact on our consolidated financial statements.

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (Topic 220). This ASU requires companies to provide information about the amounts reclassified out of accumulated other comprehensive income (“AOCI”) by component. In addition, companies are required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. This ASU does not change the current requirements for reporting net income or other comprehensive income in the financial statements. This ASU will be effective commencing with the three months ending May 31, 2013. We do not expect the adoption of this ASU to have a material impact on our consolidated financial statements.

Recently Adopted Accounting Standards

In May, 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in this update result in common fair value measurement and disclosure requirements in GAAP and International Financial Reporting Standards (“IFRSs”) and change the wording used to describe many of the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. For many of the requirements, it is not intended for the amendments to result in a change in the application of the requirements in Topic 820. Some of the amendments clarify the intent about the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. We adopted this standard on March 1, 2012, which did not have a material impact on the consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This update also eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments in this update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. We adopted this standard on March 1, 2012, which did not have a material impact on the consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment, which amends the goodwill impairment testing guidance in ASC 350-20, Goodwill. Under the amended standard, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under these amendments, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment. The amendments in this ASU are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. We adopted this standard on March 1, 2012, which did not have a material impact on the consolidated financial statements.

Reclassifications	Reclassifications Certain items previously reported in prior period financial statement captions have been conformed to agree with current presentation.	Reclassifications Certain items previously reported in prior period financial statement captions have been conformed to agree with the current presentation.

Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Feb. 28, 2013
Nature of Operations and Summary of Significant Accounting Policies
Schedule of average depreciable lives by fixed asset category
Land improvements	20 years
Buildings and improvements	8 - 40 years
Crushing, prestressing, and manufacturing plants	5 - 33 years
Contracting equipment	3 - 12.5 years
Trucks and autos	3 - 8 years
Office equipment	5 - 10 years

Accounts Receivable (Tables)	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Accounts Receivable
Schedule of accounts receivable
	May 31,	February 28,
(In thousands)	2013	2013

Costs and estimated earnings in excess of billings	$12,588	$4,265
Trade	96,153	48,392
Retainages	3,407	3,129
	112,148	55,786
Allowance for doubtful accounts	(4,584)	(3,515)
Accounts receivable, net	$107,564	$52,271

	February 28,	February 29,
(In thousands)	2013	2012
Costs and estimated earnings in excess of billings	$4,265	$14,570
Trade	48,392	60,172
Retainages	3,129	5,358
	55,786	80,100
Allowance for doubtful accounts	(3,515)	(3,259)
Accounts receivable, net	$52,271	$76,841

Inventories (Tables)	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Inventories
Schedule of inventories

	May 31,	February 28,
(In thousands)	2013	2013

Crushed stone, agricultural lime, and sand	$74,945	$76,927
Safety equipment	16,499	16,057
Parts, tires, and supplies	11,373	11,331
Raw materials	10,856	9,247
Concrete blocks	3,654	4,210
Building materials	4,214	3,921
Other	3,271	3,451
	$124,812	$125,144

	February 28,	February 29,
(In thousands)	2013	2012
Crushed stone, agricultural lime, and sand	$76,927	$84,016
Safety equipment	16,057	16,901
Parts, tires, and supplies	11,331	11,313
Raw materials	9,247	9,400
Concrete blocks	4,210	4,547
Building materials	3,921	3,982
Other	3,451	2,036
	$125,144	$132,195

Property, Plant & Equipment (Tables)	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Property, Plant & Equipment
Schedule of property, plant and equipment
	May 31,	February 28,
(In thousands)	2013	2013

Limestone and sand acreage	$144,076	$144,076
Land, buildings and building improvements	100,669	100,074
Crushing, prestressing, and manufacturing plants	327,449	326,066
Contracting equipment, vehicles and other	302,515	300,450
Construction in progress	9,501	5,680
Property, plant and equipment	884,210	876,346
Less: Accumulated depreciation and depletion	(514,121)	(504,478)
Property, plant and equipment, net	$370,089	$371,868

	February 28,	February 29,
(In thousands)	2013	2012
Limestone and sand acreage	$144,076	$142,034
Land, buildings and building improvements	100,074	96,504
Crushing, prestressing, and manufacturing plants	326,066	310,130
Contracting equipment, vehicles and other	300,450	281,543
Construction in progress	5,680	8,829
Property, plant and equipment	876,346	839,040
Less: Accumulated depreciation and depletion	(504,478)	(467,466)
Property, plant and equipment, net	$371,868	$371,574

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Feb. 28, 2013
Goodwill and Other Intangible Assets
Schedule of gross amount of goodwill and accumulated impairment losses by segment
	February 28, 2013			February 29, 2012
	Gross	Accumulated	Net	Gross	Accumulated	Net
	Carrying	Impairment	Carrying	Carrying	Impairment	Carrying
(In thousands)	Amount	Losses	Amount	Amount	Losses	Amount
Construction materials*	$122,371	$(39,143)	$83,228	$124,145	$(39,143)	$85,002
Traffic safety services and equipment	5,845	—	5,845	5,845	—	5,845
	$128,216	$(39,143)	$89,073	$129,990	$(39,143)	$90,847

*During the fourth quarter of fiscal year 2013, the Company reduced goodwill for the settlement of a deferred acquisition liability, net of tax of $1.8 million originally recorded in connection with its acquisition of Stabler Companies Inc. in January 2008.

Schedule of intangible assets
	February 28, 2013			February 29, 2012
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
(In thousands)	Amount	Amortization	Amount	Amount	Amortization	Amount
Amortizable intangible assets
Customer relationships	$12,000	$(3,000)	$9,000	$12,000	$(2,400)	$9,600
Technology	600	(200)	400	600	(160)	440
Trademarks	11,600	—	11,600	—	—	—
	24,200	(3,200)	21,000	12,600	(2,560)	10,040
Nonamortizable intangible assets
Trademarks	—	—	—	16,304	—	16,304
Total other intangible assets	$24,200	$(3,200)	$21,000	$28,904	$(2,560)	$26,344

Schedule of changes in net carrying amount of other intangible assets
	February 29, 2012				February 28, 2013
	Net			Reclassification	Net
	Carrying			to amortizable	Carrying
(In thousands)	Amount	Amortization	Impairment	intangible asset	Amount

Amortizable intangible assets
Customer relationships	$9,600	$(600)	$—	$—	$9,000
Technology	440	(40)	—	—	400
Trademarks	—	—	—	11,600	11,600
	10,040	(640)	—	11,600	21,000
Nonamortizable intangible assets
Trademarks	16,304		(4,704)	(11,600)	—
Total other intangible assets	$26,344	$—	$(4,704)	$(11,600)	$21,000

Schedule of estimated amortization expense
(In thousands)
Fiscal Year Ending
2014	$811
2015	811
2016	811
2017	811
2018	811
Thereafter	16,943
$21,000

Other Noncurrent Assets (Tables)	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Other Noncurrent Assets
Schedule of other noncurrent assets
	May 31,	February 28,
(In thousands)	2013	2013

Deferred financing fees (less current portion of $3,522 and $3,658, respectively)	$12,953	$14,523
Capitalized software (net of accumulated amortization of $1,314 and $1,080, respectively)	8,947	9,211
Cash surrender value of life insurance (net of loans of $3,204 and $0, respectively)	1,249	4,338
Deferred stripping costs	3,873	3,868
Other	2,437	2,512
Total other assets	$29,459	$34,452

	February 28,	February 29,
(In thousands)	2013	2012
Deferred financing fees (less current portion of $3,658 and $4,882, respectively)	$14,523	$10,409
Capitalized software (net of accumulated amortization of $1,080 and $160, respectively)	9,211	11,719
Cash value of life insurance (net of loans of $0 and $3,000, respectively)	4,338	1,006
Deferred stripping costs	3,868	2,994
Other	2,512	3,232
Total other assets	$34,452	$29,360

Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Accrued Liabilities
Schedule of accrued liabilities
	May 31,	February 28,
(In thousands)	2013	2013

Insurance	$21,588	$19,715
Interest	10,127	18,962
Payroll and vacation	9,393	8,281
Other	2,354	3,671
Withholding taxes	3,375	1,640
Billings in excess of costs and estimated earnings on uncompleted contracts	3,075	1,529
Contract expenses	243	209
Total accrued liabilities	$50,155	$54,007

	February 28,	February 29,
(In thousands)	2013	2012
Interest	$18,962	$14,055
Insurance	19,715	18,353
Payroll and vacation	8,281	8,496
Other	3,671	3,482
Withholding taxes	1,640	2,862
Billings in excess of costs and estimated earnings on uncompleted contracts	1,529	255
Contract expenses	209	518
Deferred acquisition liability	—	3,610
Total accrued liabilities	$54,007	$51,631

Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Long-Term Debt
Schedule of long-term debt

	May 31,	February 28,
(In thousands)	2013	2013

ABL Facility	$68,733	$24,314
Notes due 2018	250,000	250,000
Secured Notes due 2018	289,387	276,925
Land, equipment and other obligations	17,071	19,005
Obligations under capital leases	7,255	7,743
Total debt	632,446	577,987
Less: Current portion	(9,708)	(11,342)
Total long-term debt	$622,738	$566,645

	February 28,	February 29,
(In thousands)	2013	2012
ABL Facility	$24,314	$—
Notes due 2018	250,000	250,000
Secured notes due 2018	276,925	—
First lien term loan A & B	—	145,383
First lien revolving credit facility	—	100,113
Land, equipment and other obligations	19,005	23,016
Obligations under capital leases	7,743	10,501
Total debt	577,987	529,013
Less: Current portion	(11,342)	(7,538)
Total long-term debt	$566,645	$521,475

Schedule of maturity of long-term debt
(In thousands)

Fiscal Year Ending
2014	$11,342
2015	4,045
2016	2,701
2017	1,851
2018	25,733
Thereafter	532,315
$577,987

Notes due 2018
Long-Term Debt
Schedule of percentages of principal amount at which Secured Notes may be redeemed
Year	Percentage

2014	105.50%
2015	102.75%
2016 and thereafter	100.00%

Year	Percentage
2014	105.50%
2015	102.75%
2016 and thereafter	100.00%

Secured Notes due 2018
Long-Term Debt
Schedule of percentages of principal amount at which Secured Notes may be redeemed
Year	Percentage

2015	106.50%
2016	103.25%
2017 and thereafter	100.00%

Year	Percentage
2015	106.50%
2016	103.25%
2017 and thereafter	100.00%

Long term debt
Long-Term Debt
Schedule of fair value of long-term debt
	February 28,	February 29,
(In thousands)	2013	2012

Carrying value (including current maturities)	$577,987	$529,013
Fair value (including current maturities)	548,730	490,194

Income Taxes (Tables)	12 Months Ended
Feb. 28, 2013
Income Taxes
Schedule of components of the U.S. federal and state income tax (benefit) expense
(In thousands)	2013	2012	2011

Current
U.S. federal	$—	$—	$(3,902)
State	(11)	14	292
Current	(11)	14	(3,610)
Deferred
U.S. federal	(35,878)	(17,637)	(940)
State	(5,669)	1,226	72
Deferred	(41,547)	(16,411)	(868)
Income tax benefit	$(41,558)	$(16,397)	$(4,478)

Schedule of (benefit) expense for income taxes and reconciliation of the statutory to effective tax benefit
(In thousands)	2013	2012	2011

Federal statutory tax	$(34,192)	$(14,639)	$(3,588)
State taxes, net of federal benefit	(7,987)	(2,298)	(2,719)
Depletion	(2,223)	(2,187)	(1,761)
Tax contingencies	11	(193)	374
Valuation allowance, net	2,879	3,912	3,883
Other	(46)	(992)	(667)
Income tax benefit	$(41,558)	$(16,397)	$(4,478)

Schedule of deferred tax assets and liabilities
	February 28,	February 29,
(In thousands)	2013	2012

Deferred tax assets related to
Inventory	$1,492	$5,964
Defined benefit plans	1,782	1,690
Accrued expenses	4,312	5,812
Workers’ compensation	7,928	7,524
Bad debt reserve	1,386	1,329
Reclamation	6,166	5,375
Leases	3,742	4,178
Other	2,021	3,725
Tax loss carryforwards	69,364	29,669
Total deferred tax assets	98,193	65,266
Deferred tax liabilities related to
Depreciable and amortizable assets	(121,675)	(133,700)
Leases	—	(651)
Other	(153)	(357)
Total deferred tax liabilities	(121,828)	(134,708)
Less: Valuation allowance	(16,422)	(11,213)
Net deferred tax liabilities	$(40,057)	$(80,655)

Schedule of deferred income taxes classified in the accompanying consolidated balance sheets
	February 28,	February 29,
(In thousands)	2013	2012

Deferred tax assets - current	$12,386	$16,019
Deferred tax liabilities - noncurrent	(52,443)	(96,674)
Net deferred tax liabilities	$(40,057)	$(80,655)

Schedule of reconciliation of the beginning and ending amount of gross unrecognized tax benefits
(In thousands)	2013	2012	2011

Beginning balance	$2,509	$2,379	$1,035
Gross increases - current period tax positions	455	196	1,344
Gross increases - prior period tax positions	436	720	—
Settlements with taxing authorities/lapse of statute of limitations	—	(786)	—
Ending balance	$3,400	$2,509	$2,379

Retirement and Benefit Programs (Tables)	12 Months Ended
Feb. 28, 2013
Retirement and Benefit Programs
Summary of the multiemployer plans
				Contributions by the Company
				for the year ended			Subject to
		Pension Protection		(In thousands)			Financial
Pension	Identification	Act Zone Status (1)		February	February	February	Improvement	Surcharge
Fund	Number	2012	2011	28, 2013	29, 2012	28, 2011	Plan	Imposed

A	25-6029946	Red	Red	$1,060	$1,025	$966	Yes	Yes
B	25-1046087	Red	Red	536	519	438	Yes	Yes
C	36-6052390	Green	Green	329	343	337	No	No
D	15-0614642	Red	Red	202	182	126	Yes	Yes
E	51-6031768	Red	Red	—	—	8	Yes	Yes
F	16-0845094	Yellow	Yellow	130	121	110	Yes	Yes
G	53-0181657	Green	Green	32	32	24	No	No
H	23-6262789	Yellow	Yellow	198	221	244	No	No
I	23-6580323	Green		32	—	—	No	No
J	23-6405239	Green		25	—	—	No	No
				$2,544	$2,443	$2,253

A	Western Pennsylvania Teamsters and Employers Pension Fund. The Collective Bargaining Agreement with this group expires on April 30, 2014.

B	Southwestern Pennsylvania and Western Maryland Area Teamsters and Employers Pension Fund. The Collective Bargaining Agreement with this group expires on April 30, 2014.

C	Central Pension Fund of the International Union of Operating Engineers and Participating Employers. The Collective Bargaining Agreements with this group expires on various dates through 2016.

D	Upstate New York Engineers Benefit Fund Local 17. The Collective Bargaining Agreements with this group expires on various dates through 2016.

E	Laborers Local No. 91 Pension Fund. The Collective Bargaining Agreement for this group expired on March 31, 2012.

F	Buffalo Laborers Pension Fund Local 210. The Collective Bargaining Agreement with this group expires on various dates through 2014.

G	National Electric Benefit Fund. The Collective Bargaining Agreement with this group expires on December 31, 2014.

H	Central Pennsylvania Teamsters. The Collective Bargaining Agreement with this group expires on January 31, 2016.

I	Laborers Local 158 Health, Welfare & Pension Funds. The Collective Bargaining Agreement with this group expires on April 30, 2016.

J	542 International Union of Operating Engineers Benefit Funds. The Collective Bargaining Agreement with this group expires on April 30, 2014.

(1) The Pension Protection Act Zone Status defines the zone status as follows: green - healthy, yellow - endangered, orange - seriously endangered and red - critical.

Schedule of net pension expense
	Year Ended
	February	February	February
(In thousands)	28, 2013	29, 2012	28, 2011

Net periodic benefit cost
Service cost	$271	$216	$203
Interest cost	396	438	434
Expected return on plan assets	(636)	(618)	(559)
Amortization of prior service cost	59	62	85
Recognized net actuarial loss	248	116	123
Total pension expense	$338	$214	$286

Other changes in plan assets and benefit obligations recognized in other comprehensive loss
Net loss (gain)	$434	$1,504	$(87)
Changes due to plan amendments	218	—	—
Amortization of prior service cost	(59)	(62)	(85)
Amortization of net actuarial loss	(248)	(116)	(123)
Total recognized in accumulated other comprehensive loss	345	1,326	(295)
Total recognized net periodic benefit cost and accumulated other comprehensive loss	$683	$1,540	$(9)

Schedule of the plans' benefit obligation, fair value of plan assets and funded status
(In thousands)	2013	2012

Change in benefit obligation
Benefit obligation at beginning of year	$9,620	$8,238
Service cost	271	216
Interest cost	396	438
Actuarial loss	274	1,204
Plan amendment	218	—
Benefits paid	(480)	(476)
Benefit obligation at end of year	10,299	9,620
Change in plan assets
Fair value of plan assets at beginning of year	8,095	7,949
Actual return on plan assets	476	318
Employer contributions	267	304
Benefits paid	(480)	(476)
Fair value of plan assets at end of year	8,358	8,095
Funded status at end of year	$(1,941)	$(1,525)
Amounts recognized in the balance sheet consist of
Noncurrent assets	$—	$86
Noncurrent liabilities	(1,941)	(1,611)
Net amount recognized	$(1,941)	$(1,525)

Schedule of amounts in accumulated other comprehensive loss that have not yet been recognized as a component of net period benefit cost
(In thousands)	2013	2012	2011
Unrecognized net actuarial losses	$3,672	$3,491	$2,103
Unrecognized prior service costs	388	223	285
	$4,060	$3,714	$2,388

Schedule of weighted average assumptions used to determine benefit obligations
	2013	2012	2011
Discount rate	4.00%	4.25%	5.50%
Expected return on plan assets	8.00%	8.00%	8.00%

Schedule of weighted average assumptions used to determine net periodic pension expense
	2013	2012	2011
Discount rate	4.25%	5.50%	5.75%
Expected return on plan assets	8.00%	8.00%	8.00%

Schedule of asset allocations of the plans
	2013		2012
Asset class	Target	Actual	Target	Actual

Equity securities	59%	58%	49%	55%
Debt securities	41%	42%	51%	45%
	100%	100%	100%	100%

Schedule of plans' investments measured at fair value on a recurring basis
	Fair Value Measurement Using
		Quoted Prices
		in Active	Significant	Significant
		Markets for	Other	Other
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(In thousands)	2013	(Level 1)	(Level 2)	(Level 3)

Money market funds	$387	$387	$—	$—
Fixed income mutual funds	3,543	3,543	—	—
Equity mutual funds	1,854	1,854	—	—
International equity funds	1,127	1,127	—	—
Balanced mutual funds	1,447	1,447	—	—
	$8,358	$8,358	$—	$—

	Fair Value Measurement Using
		Quoted Prices
		in Active	Significant	Significant
		Markets for	Other	Other
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(In thousands)	2012	(Level 1)	(Level 2)	(Level 3)

Money market funds	$359	$359	$—	$—
Fixed income mutual funds	3,676	3,676	—	—
Equity mutual funds	1,827	1,827	—	—
International equity funds	1,127	1,127	—	—
Balanced mutual funds	1,106	1,106	—	—
	$8,095	$8,095	$—	$—

Schedule of estimated future benefit payments
(in thousands)
Fiscal Year Ending
2014	$556
2015	559
2016	583
2017	597
2018	594
Five years ended 2023	2,974

Asset Retirement Obligations (Tables)	12 Months Ended
Feb. 28, 2013
Asset Retirement Obligations
Schedule of changes in the asset retirement obligations
(In thousands)	2013	2012	2011

Balance at March 1	$11,360	$5,151	$4,748
Accretion expense	642	446	416
Liabilities incurred	—	333	—
Change in estimated obligations	6,438	5,444	—
Liabilities settled	(4,785)	(14)	(13)
	$13,655	$11,360	$5,151

Supplemental Disclosures of Cash Flow Information (Tables)	12 Months Ended
Feb. 28, 2013
Supplemental Disclosures of Cash Flow Information
Schedule of supplemental disclosures of cash flow information
	Year Ended
	February	February	February
(In thousands)	28, 2013	29, 2012	28, 2011

Capital lease and other noncash obligations incurred	$2,185	$3,254	$11,038
Cash paid for interest, net of amounts capitalized	37,672	43,541	21,535
Cash paid for taxes	11	33	782

Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Feb. 28, 2013
Other Comprehensive Income (Loss)
Schedule of other comprehensive income (loss)
		Tax
	Before-tax	Expense	Net-of-tax
(In thousands)	Amount	(Benefit)	Amount

Net unrealized loss arising during the period	$(652)	$197	$(455)
Reclassification of prior service costs and net actuarial loss into earnings	307	(93)	214
Year ended February 28, 2013	$(345)	$104	$(241)

Net unrealized loss arising during the period	$(1,504)	$621	$(883)
Reclassification of prior service costs and net actuarial loss into earnings	178	(73)	105
Year ended February 29, 2012	$(1,326)	$548	$(778)

Net unrealized gain arising during the period	$87	$(36)	$51
Reclassification of prior service costs and net actuarial loss into earnings	208	(86)	122
Year ended February 28, 2011	$295	$(122)	$173

Commitments and Contingencies (Tables)	12 Months Ended
Feb. 28, 2013
Commitments and Contingencies
Schedule of future minimum payments under operating leases
(In thousands)

Fiscal Year Ending
2014	$2,062
2015	1,437
2016	1,098
2017	582
2018	271
Thereafter	2,486
$7,936

Business Segments (Tables)	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Segment Reporting
Summary of certain financial data for the company's operating segments
	Three Months Ended
	May 31,	May 31,
(In thousands)	2013	2012

Revenue
Construction materials	$111,217	$122,282
Heavy/highway construction	48,416	53,983
Traffic safety services and equipment	24,089	23,254
Other revenues	—	3,722
Segment totals	183,722	203,241
Eliminations	(35,978)	(45,260)
Total net revenue	$147,744	$157,981
Operating loss
Construction materials	$7,357	$5,829
Heavy/highway construction	(2,524)	(3,483)
Traffic safety services and equipment	(676)	(463)
Corporate and unallocated	(17,692)	(8,664)
Total operating loss	$(13,535)	$(6,781)

	Year Ended
	February 28,	February 29,	February 28,
(In thousands)	2013	2012	2011

Revenue
Construction materials	$505,026	$529,838	$512,143
Heavy/highway construction	248,188	268,160	306,795
Traffic safety services and equipment	84,463	82,929	78,181
Other revenues	15,264	15,592	15,220
Segment totals	852,941	896,519	912,339
Eliminations	(175,851)	(190,585)	(186,940)
Total revenue	$677,090	$705,934	$725,399

Operating (loss) income
Construction materials	$27,567	$36,192	$36,108
Heavy/highway construction	(6,800)	(5,103)	6,454
Traffic safety services and equipment	(5,769)	(209)	3,377
Corporate and unallocated	(36,843)	(26,147)	(14,922)
Total operating (loss) income	$(21,845)	$4,733	$31,017

	Year Ended
	February 28,	February 29,	February 28,
(In thousands)	2013	2012	2011

Product and services revenue
Construction materials
Aggregates	$189,084	$202,459	$192,102
Hot mix asphalt	196,474	201,742	196,209
Ready mixed concrete	62,705	62,522	63,459
Precast/prestressed structural concrete	26,460	30,680	27,353
Masonry products	16,083	17,287	17,880
Construction supply centers	14,220	15,148	15,140
Heavy/highway construction	248,188	268,160	306,795
Traffic safety services and equipment	84,463	82,929	78,181
Other revenues	15,264	15,592	15,220
Eliminations	(175,851)	(190,585)	(186,940)
Total revenue	$677,090	705,934	$725,399

Product and services operating income (loss)
Construction materials
Aggregates	$14,074	$19,027	$19,443
Hot mix asphalt	16,851	15,113	18,508
Ready mixed concrete	1,284	2,349	2,595
Precast/prestressed structural concrete	(1,852)	(704)	(3,187)
Masonry products	(876)	(521)	(1,528)
Construction supply centers	790	928	277
Intangible asset impairment	(2,704)	—	—
Heavy/highway construction	(6,800)	(5,103)	6,454
Traffic safety services and equipment	(5,769)	(209)	3,377
Corporate and unallocated	(36,843)	(26,147)	(14,922)
Total operating (loss) income	$(21,845)	$4,733	$31,017

	Year Ended
	February	February	February
(In thousands)	28, 2013	29, 2012	28, 2011

Depreciation, depletion and amortization
Construction materials	$28,183	$33,151	$28,301
Heavy/highway construction	11,819	9,018	8,808
Traffic safety services and equipment	7,312	7,155	7,384
Corporate and unallocated	3,628	2,350	1,424
Total depreciation, depletion and amortization	$50,942	$51,674	$45,917

Capital expenditures
Construction materials	$29,725	$22,916	$21,650
Heavy/highway construction	11,613	11,189	8,380
Traffic safety services and equipment	2,302	3,204	7,557
Corporate and unallocated	962	9,899	6,157
Total capital expenditures	$44,602	$47,208	$43,744

	February	February
(In thousands)	28, 2013	29, 2012

Segment assets
Construction materials	$523,087	$538,061
Heavy/highway construction	53,894	66,458
Traffic safety services and equipment	62,274	72,313
Corporate and unallocated	94,933	99,490
Total assets	$734,188	$776,322

Condensed Issuer, Guarantor and Non Guarantor Financial Information (Tables)	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Schedule of condensed consolidating balance sheet

Condensed Consolidating Balance Sheet at May 31, 2013

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Assets
Current assets
Cash and cash equivalents	$22	$19	$3,215	$—	$3,256
Restricted cash	1,051	105	13,595	—	14,751
Accounts receivable	91,380	16,170	215	(201)	107,564
Inventories	107,874	16,938	—	—	124,812
Net investment in lease	—	—	647	(647)	—
Deferred income taxes	11,750	976	—	—	12,726
Other current assets	6,622	1,401	83	––	8,106
Total current assets	218,699	35,609	17,755	(848)	271,215
Property, plant and equipment, net	349,483	20,606	7,424	(7,424)	370,089
Goodwill	83,228	5,845	—	—	89,073
Other intangible assets	8,159	12,612	—	—	20,771
Investment in subsidiaries	78,110	—	—	(78,110)	—
Intercompany receivables	965	17,978	—	(18,943)	—
Other assets	28,292	1,167	—	—	29,459
	$766,936	$93,817	$25,179	$(105,325)	$780,607
Liabilities and (Deficit) Equity
Current liabilities
Current maturities of long-term debt	$9,533	$—	$822	$(647)	$9,708
Accounts payable - trade	49,751	6,080	199	(201)	55,829
Accrued liabilities	34,273	2,987	12,895	—	50,155
Total current liabilities	93,557	9,067	13,916	(848)	115,692
Intercompany payables	18,664	—	279	(18,943)	—
Long-term debt, less current maturities	616,364	—	6,374	—	622,738
Obligations under capital leases, less current installments	7,424	—	—	(7,424)	—
Deferred income taxes	40,868	8,291	—	—	49,159
Other liabilities	29,449	777	—	—	30,226
Total liabilities	806,326	18,135	20,569	(27,215)	817,815
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	(39,390)	75,682	2,428	(78,110)	(39,390)
Noncontrolling interest	—	—	2,182	—	2,182
Total (deficit) equity	(39,390)	75,682	4,610	(78,110)	(37,208)
	$766,936	$93,817	$25,179	$(105,325)	$780,607

Condensed Consolidating Balance Sheet at February 28, 2013

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Assets
Current assets
Cash and cash equivalents	$31	$19	$9,484	$—	$9,534
Restricted cash	1,174	105	8,844	—	10,123
Accounts receivable	39,128	13,129	14	—	52,271
Inventories	109,032	16,112	—	—	125,144
Net investment in lease	—	—	634	(634)	—
Deferred income taxes	11,425	961	—	—	12,386
Other current assets	6,992	1,317	28	—	8,337
Total current assets	167,782	31,643	19,004	(634)	217,795
Property, plant and equipment, net	350,656	21,212	7,589	(7,589)	371,868
Goodwill	83,228	5,845	—	—	89,073
Other intangible assets	8,093	12,907	—	—	21,000
Investment in subsidiaries	81,430	—	—	(81,430)	—
Intercompany receivables	279	19,984	—	(20,263)	—
Other assets	33,252	1,200	—	—	34,452
	$724,720	$92,791	$26,593	$(109,916)	$734,188
Liabilities and (Deficit) Equity
Current liabilities
Current maturities of long-term debt	$11,175	$—	$801	$(634)	$11,342
Accounts payable - trade	18,343	2,044	221	—	20,608
Accrued liabilities	37,640	5,135	11,232	—	54,007
Total current liabilities	67,158	7,179	12,254	(634)	85,957
Intercompany payables	19,984	—	279	(20,263)	—
Long-term debt, less current maturities	559,915	—	6,730	—	566,645
Obligations under capital leases, less current installments	7,589	—	—	(7,589)	—
Deferred income taxes	43,834	8,609	—	—	52,443
Other liabilities	35,723	1,010	—	—	36,733
Total liabilities	734,203	16,798	19,263	(28,486)	741,778
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	(9,483)	75,993	5,437	(81,430)	(9,483)
Noncontrolling interest	—	—	1,893	—	1,893
Total (deficit) equity	(9,483)	75,993	7,330	(81,430)	(7,590)
	$724,720	$92,791	$26,593	$(109,916)	$734,188

Condensed Consolidating Balance Sheet at February 28, 2013

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Assets
Current assets
Cash and cash equivalents	$31	$19	$9,484	$—	$9,534
Restricted cash	1,174	105	8,844	—	10,123
Accounts receivable	39,128	13,129	14	—	52,271
Inventories	109,032	16,112	—	—	125,144
Net investment in lease	—	—	634	(634)	—
Deferred income taxes	11,425	961	—	—	12,386
Other current assets	6,992	1,317	28	—	8,337
Total current assets	167,782	31,643	19,004	(634)	217,795
Property, plant and equipment, net	350,656	21,212	7,589	(7,589)	371,868
Goodwill	83,228	5,845	—	—	89,073
Other intangible assets	8,093	12,907	—	—	21,000
Investment in subsidiaries	81,430	—	—	(81,430)	—
Intercompany receivables	279	19,984	—	(20,263)	—
Other assets	33,252	1,200	—	—	34,452
	$724,720	$92,791	$26,593	$(109,916)	$734,188
Liabilities and (Deficit) Equity
Current liabilities
Current maturities of long-term debt	$11,175	$—	$801	$(634)	$11,342
Accounts payable - trade	18,343	2,044	221	—	20,608
Accrued liabilities	37,640	5,135	11,232	—	54,007
Total current liabilities	67,158	7,179	12,254	(634)	85,957
Intercompany payables	19,984	—	279	(20,263)	—
Long-term debt, less current maturities	559,915	—	6,730	—	566,645
Obligations under capital leases, less current installments	7,589	—	—	(7,589)	—
Deferred income taxes	43,834	8,609	—	—	52,443
Other liabilities	35,723	1,010	—	—	36,733
Total liabilities	734,203	16,798	19,263	(28,486)	741,778
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	(9,483)	75,993	5,437	(81,430)	(9,483)
Noncontrolling interest	—	—	1,893	—	1,893
Total (deficit) equity	(9,483)	75,993	7,330	(81,430)	(7,590)
	$724,720	$92,791	$26,593	$(109,916)	$734,188

Condensed Consolidating Balance Sheet at February 29, 2012

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Assets
Current assets
Cash and cash equivalents	$7,106	$476	$7,450	$—	$15,032
Restricted cash	1,379	102	8,841	—	10,322
Accounts receivable	61,891	14,933	17	—	76,841
Inventories	114,888	17,307	—	—	132,195
Net investment in lease	—	—	610	(610)	—
Deferred income taxes	14,912	1,107	—	—	16,019
Other current assets	7,434	326	28	—	7,788
Total current assets	207,610	34,251	16,946	(610)	258,197
Property, plant and equipment, net	345,461	25,947	7,451	(7,285)	371,574
Goodwill	85,002	5,845	—	—	90,847
Other intangible assets	10,904	15,440	—	—	26,344
Investment in subsidiaries	82,166	—	—	(82,166)	—
Intercompany receivables	280	16,310	—	(16,590)	—
Other assets	29,360	—	—	—	29,360
	$760,783	$97,793	$24,397	$(106,651)	$776,322
Liabilities and (Deficit) Equity
Current liabilities
Current maturities of long-term debt	$7,671	$—	$477	$(610)	$7,538
Accounts payable - trade	24,239	3,166	153	—	27,558
Accrued liabilities	38,594	3,309	9,728	—	51,631
Total current liabilities	70,504	6,475	10,358	(610)	86,727
Intercompany payables	16,310	—	280	(16,590)	—
Long-term debt, less current maturities	514,191	—	7,284	—	521,475
Obligations under capital leases, less current installments	7,285	—	—	(7,285)	—
Deferred income taxes	82,772	13,902	—	—	96,674
Other liabilities	21,445	133	—	—	21,578
Total liabilities	712,507	20,510	17,922	(24,485)	726,454
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	48,276	77,283	4,883	(82,166)	48,276
Noncontrolling interest	—	—	1,592	—	1,592
Total (deficit) equity	48,276	77,283	6,475	(82,166)	49,868
	$760,783	$97,793	$24,397	$(106,651)	$776,322

Schedule of condensed consolidating statements of comprehensive income

Condensed Consolidating Statement of Comprehensive Income (Loss) for the three months ended May 31, 2013

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Revenue	$125,738	$23,212	$2,416	$(3,622)	$147,744
Cost of revenue (exclusive of items shown separately below)	110,422	18,962	1,505	(3,171)	127,718
Depreciation, depletion and amortization	10,564	1,554	—	—	12,118
Pension and profit sharing	1,795	83	—	—	1,878
Selling, administrative and general expenses	16,679	3,004	74	(344)	19,413
Loss on disposals of property, equipment and software	138	14	—	—	152
Operating (loss) income	(13,860)	(405)	837	(107)	(13,535)
Interest expense, net	(19,118)	(61)	(105)	107	(19,177)
(Loss) income before income taxes	(32,978)	(466)	732	—	(32,712)
Income tax benefit	(3,322)	(153)	—	—	(3,475)
Equity in earnings of subsidiaries	(320)	—	—	320	—
Net (loss) income	(29,976)	(313)	732	320	(29,237)
Unrealized actuarial losses and amortization of prior service costs, net of income tax	69	—	—	—	69
Comprehensive (loss) income	(29,907)	(313)	732	320	(29,168)
Less: comprehensive income attributable to noncontrolling interest	—	—	(739)	—	(739)
Comprehensive (loss) income attributable to New Enterprise Stone & Lime Co., Inc.	$(29,907)	$(313)	$(7)	$320	$(29,907)

Condensed Consolidating Statement of Comprehensive Income (Loss) for the three months ended May 31, 2012

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Revenue	$148,256	$21,620	$1,978	$(13,873)	$157,981
Cost of revenue (exclusive of items shown separately below)	129,123	17,113	614	(13,419)	133,431
Depreciation, depletion and amortization	9,961	1,882	—	—	11,843
Pension and profit sharing	1,762	79	—	—	1,841
Selling, administrative and general expenses	15,677	2,249	100	(344)	17,682
Gain on disposals of property, equipment and software	(35)	—	—	—	(35)
Operating income (loss)	(8,232)	297	1,264	(110)	(6,781)
Interest expense, net	(22,710)	(72)	(148)	110	(22,820)
(Loss) income before income taxes	(30,942)	225	1,116	—	(29,601)
Income tax benefit	(10,812)	(675)	—	—	(11,487)
Equity in earnings of subsidiaries	1,711	—	—	(1,711)	—
Net (loss) income	(18,419)	900	1,116	(1,711)	(18,114)
Unrealized actuarial losses and amortization of prior service costs, net of income tax	77	—	—	—	77
Comprehensive (loss) income	(18,342)	900	1,116	(1,711)	(18,037)
Less: comprehensive income attributable to noncontrolling interest		—	(305)	—	(305)
Comprehensive (loss) income attributable to New Enterprise Stone & Lime Co., Inc.	$(18,342)	$900	$811	$(1,711)	$(18,342)

Condensed Consolidating Statement of Comprehensive Income (Loss) for the year ended February 28, 2013

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Revenue	$593,624	$86,563	$7,714	$(10,811)	$677,090
Cost of revenue (exclusive of items shown separately below)	492,386	70,929	4,999	(10,811)	557,503
Depreciation, depletion and amortization	42,452	8,490	—	—	50,942
Intangible asset impairment	2,704	2,000	—	—	4,704
Pension and profit sharing	7,996	329	—	—	8,325
Selling, administrative and general expenses	66,261	10,509	368	—	77,138
(Gain) loss on disposals of property, equipment and software	193	130	—	—	323
Operating (loss) income	(18,368)	(5,824)	2,347	—	(21,845)
Interest expense, net	(75,149)	(289)	(409)	—	(75,847)
(Loss) income before income taxes	(93,517)	(6,113)	1,938	—	(97,692)
Income tax benefit	(36,735)	(4,823)	—	—	(41,558)
Equity in earnings of subsidiaries	(736)	—	—	736	—
Net (loss) income	(57,518)	(1,290)	1,938	736	(56,134)
Unrealized actuarial losses and amortization of prior service costs, net of income tax	(241)	—	—	—	(241)
Comprehensive (loss) income	(57,759)	(1,290)	1,938	736	(56,375)
Less: comprehensive income attributable to noncontrolling interest	—		(1,384)	—	(1,384)
Comprehensive (loss) income attributable to New Enterprise Stone & Lime Co., Inc.	$(57,759)	$(1,290)	$554	$736	$(57,759)

Condensed Consolidating Statement of Comprehensive Income (Loss) for the year ended February 29, 2012

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Revenue	$638,256	$80,369	$6,378	$(19,069)	$705,934
Cost of revenue (exclusive of items shown separately below)	528,946	61,928	3,681	(19,069)	575,486
Depreciation, depletion and amortization	44,094	7,580	—	—	51,674
Intangible asset impairment	—	1,100	—	—	1,100
Pension and profit sharing	7,406	216	—	—	7,622
Selling, administrative and general expenses	54,307	9,587	617	—	64,511
Loss on disposals of property, equipment and software	808	—	—	—	808
Operating income (loss)	2,695	(42)	2,080	—	4,733
Interest expense, net	(45,670)	(255)	(634)	—	(46,559)
(Loss) income before income taxes	(42,975)	(297)	1,446	—	(41,826)
Income tax benefit	(16,292)	(105)	—	—	(16,397)
Equity in earnings of subsidiaries	434	—	—	(434)	—
Net (loss) income	(26,249)	(192)	1,446	(434)	(25,429)
Unrealized actuarial losses and amortization of prior service costs, net of income tax	(778)	—	—	—	(778)
Comprehensive (loss) income	(27,027)	(192)	1,446	(434)	(26,207)
Less: comprehensive income attributable to noncontrolling interest	—		(820)	—	(820)
Comprehensive (loss) income attributable to New Enterprise Stone & Lime Co., Inc.	$(27,027)	$(192)	$626	$(434)	$(27,027)

Condensed Consolidating Statement of Comprehensive Income (Loss) for the year ended February 28, 2011

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Revenue	$647,564	$82,742	$6,971	$(11,878)	$725,399
Cost of revenue (exclusive of items shown separately below)	526,905	61,167	2,417	(11,878)	578,611
Depreciation, depletion and amortization	38,111	7,806	—	—	45,917
Pension and profit sharing	8,691	216	—	—	8,907
Selling, administrative and general expenses	51,579	9,628	340	—	61,547
Gain on disposals of property, equipment and software	(600)	—	—	—	(600)
Operating income	22,878	3,925	4,214	—	31,017
Interest expense, net	(40,479)	(15)	(774)	—	(41,268)
(Loss) income before income taxes	(17,601)	3,910	3,440	—	(10,251)
Income tax benefit	(3,049)	(1,429)	—	—	(4,478)
Equity in earnings of subsidiaries	7,584	—	—	(7,584)	—
Net (loss) income	(6,968)	5,339	3,440	(7,584)	(5,773)
Unrealized actuarial losses and amortization of prior service costs, net of income tax	173	—	—	—	173
Comprehensive (loss) income	(6,795)	5,339	3,440	(7,584)	(5,600)
Less: comprehensive income attributable to noncontrolling interest	—	—	(1,195)	—	(1,195)
Comprehensive (loss) income attributable to New Enterprise Stone & Lime Co., Inc.	$(6,795)	$5,339	$2,245	$(7,584)	$(6,795)

Schedule of condensed consolidating statements of cash flows

Condensed Consolidating Statement of Cash Flows for the three months ended May 31, 2013

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total

Cash flows from operating activities	$(36,279)	$758	$2,268	$(3,000)	$(36,253)
Cash flows from investing activities
Capital expenditures	(8,718)	(773)	—	—	(9,491)
Proceeds from sale of property and equipment	52	15	—	—	67
Change in cash value of life insurance	3,089	—	—	—	3,089
Change in restricted cash	123	—	(4,751)	—	(4,628)
Net cash used in investing activities	(5,454)	(758)	(4,751)	—	(10,963)
Cash flows from financing activities
Proceeds from revolving credit	49,419	—	—	—	49,419
Repayment of revolving credit	(6,324)	—	—	—	(6,324)
Proceeds from issuance of long-term debt	481	—	—	—	481
Repayment of long-term debt	(756)	—	(335)	—	(1,091)
Payments on capital leases	(1,096)	—	—	—	(1,096)
Debt issuance costs	—	—	—	—	—
Dividends received (paid)	—	—	(3,000)	3,000	—
Distribution to noncontrolling interest	—	—	(451)	—	(451)
Net cash provided by (used in) financing activities	41,724	—	(3,786)	3,000	40,938
Net decrease in cash and cash equivalents	(9)	—	(6,269)	—	(6,278)
Cash and cash equivalents
Beginning of period	31	19	9,484	—	9,534
End of period	$22	$19	$3,215	$—	$3,256

Condensed Consolidating Statement of Cash Flows for the three months ended May 31, 2012

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total

Cash flows from operating activities	$(39,008)	$(543)	$(2,404)	$—	$(41,955)
Cash flows from investing activities
Capital expenditures	(14,358)	(417)	—	—	(14,775)
Proceeds from sale of property and equipment	221	—	—	—	221
Change in cash value of life insurance	(2,573)	—	—	—	(2,573)
Change in restricted cash	126	—	(1)	—	125
Net cash used in investing activities	(16,584)	(417)	(1)	—	(17,002)
Cash flows from financing activities
Proceeds from revolving credit	118,377	486	—	—	118,863
Repayment of revolving credit	(170,383)	—	—	—	(170,383)
Proceeds from issuance of long-term debt	268,535	—	—	—	268,535
Repayment of long-term debt	(152,652)	—	(116)	—	(152,768)
Payments on capital leases	(1,290)	—	—	—	(1,290)
Debt issuance costs	(14,062)	—	—	—	(14,062)
Dividends paid	—	—	—	—	—
Distribution to noncontrolling interest	—	—	(438)	—	(438)
Net cash provided by (used in) financing activities	48,525	486	(554)	—	48,457
Net decrease in cash and cash equivalents	(7,067)	(474)	(2,959)	—	(10,500)
Cash and cash equivalents
Beginning of period	7,106	476	7,450	—	15,032
End of period	$39	$2	$4,491	$—	$4,532

Condensed Consolidating Statement of Cash Flows for the year ended February 29, 2012

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total

Cash flows from operating activities	$12,829	$1,875	$6,193	$(1,200)	$19,697
Cash flows from investing activities
Capital expenditures	(32,093)	(3,299)	—	—	(35,392)
Capitalized software	(8,562)	—	—	—	(8,562)
Proceeds from sale of property and equipment	1,305	421	990	—	2,716
Change in cash value of life insurance	2,825	—	—	—	2,825
Change in restricted cash	399	7	(8,841)	—	(8,435)
Net cash used in investing activities	(36,126)	(2,871)	(7,851)	—	(46,848)
Cash flows from financing activities
Proceeds from revolving credit	145,477	—	—	—	145,477
Repayment of revolving credit	(98,500)	—	—	—	(98,500)
Proceeds from issuance of long-term debt	12,398	—	—	—	12,398
Repayment of long-term debt	(27,038)	—	(2,095)	—	(29,133)
Payments on capital leases	(5,329)	—	—	—	(5,329)
Debt issuance costs	(1,663)	—	—	—	(1,663)
Dividends paid	—	—	(1,200)	1,200	—
Distribution to noncontrolling interest	—	—	(1,096)	—	(1,096)
Net cash provided by (used in) financing activities	25,345	—	(4,391)	1,200	22,154
Net increase (decrease) in cash and cash equivalents	2,048	(996)	(6,049)	—	(4,997)
Cash and cash equivalents
Beginning of period	5,058	1,472	13,499	—	20,029
End of period	$7,106	$476	$7,450	$—	$15,032

Condensed Consolidating Statement of Cash Flows for the year ended February 28, 2011

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total

Cash flows from operating activities	$34,057	$7,111	$6,335	$—	$47,503
Cash flows from investing activities
Capital expenditures	(24,399)	(7,378)	—	—	(31,777)
Capitalized software	(929)	—	—	—	(929)
Proceeds from sale of property and equipment	1,167	1,073	—	—	2,240
Change in cash value of life insurance	(962)	—	—	—	(962)
Change in restricted cash	(87)	—	—	—	(87)
Other investing activities	(25)	(9)	—	—	(34)
Net cash used in investing activities	(25,235)	(6,314)	—	—	(31,549)
Cash flows from financing activities
Proceeds from revolving credit	100,164	—	—	—	100,164
Repayment of revolving credit	(121,065)	—	—	—	(121,065)
Proceeds from issuance of long-term debt	250,000	—	—	—	250,000
Repayment of long-term debt	(218,424)	—	(756)	—	(219,180)
Payments on capital leases	(5,009)	—	—	—	(5,009)
Debt issuance costs	(9,967)	—	—	—	(9,967)
Distribution to noncontrolling interest	—	—	(1,641)	—	(1,641)
Net cash used in financing activities	(4,301)	—	(2,397)	—	(6,698)
Net increase in cash and cash equivalents	4,521	797	3,938	—	9,256
Cash and cash equivalents
Beginning of period	537	675	9,561	—	10,773
End of period	$5,058	$1,472	$13,499	$—	$20,029

Unaudited Quarterly Financial Data (Tables)	12 Months Ended
Feb. 28, 2013
Unaudited Quarterly Financial Data
Summary of selected quarterly financial information
	2013
	Quarters Ended
(in thousands)	May 31	Aug 31	Nov 30	Feb 28

Revenue	$157,981	$260,542	$190,236	$68,331
Operating income (loss)	(6,671)	31,735	1,977	(48,886)
Net income (loss)	(18,114)	8,522	(8,848)	(37,694)
Comprehensive income (loss) attributable to New Enterprise Stone & Lime Co., Inc.	(18,342)	8,202	(9,167)	(38,452)

	2012
	Quarters Ended
(in thousands)	May 31	Aug 31	Nov 30	Feb 29

Revenue	$146,069	$266,216	$213,887	$79,762
Operating income (loss)	(1,201)	37,397	22,319	(53,782)
Net income (loss)	(4,562)	11,733	5,680	(38,280)
Comprehensive income (loss) attributable to New Enterprise Stone & Lime Co., Inc.	(4,829)	11,464	5,778	(39,440)

Nature of Operations and Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	May 31, 2013 item	Feb. 28, 2013 item
Nature of Operations and Summary of Significant Accounting Policies
Number of Operating segments	3	3
South Woodbury, L.P.
Nature of Operations and Summary of Significant Accounting Policies
Number of options available for lease extension		1
Period for which each option to extend the lease term is available		5 years
South Woodbury, L.P. | Office building in Roaring Spring, PA
Nature of Operations and Summary of Significant Accounting Policies
Annual base rents		0.4
South Woodbury, L.P. | Office building in New Enterprise, PA
Nature of Operations and Summary of Significant Accounting Policies
Annual base rents		2
NESL II, LLC
Nature of Operations and Summary of Significant Accounting Policies
Ownership interest (as a percent)		1.00%
Life Insurance Trusts | South Woodbury, L.P.
Nature of Operations and Summary of Significant Accounting Policies
Ownership interest owned by life insurance trusts (as a percent)		99.00%
Means to Go, LLC
Nature of Operations and Summary of Significant Accounting Policies
Ownership interest (as a percent)		16.20%

Nature of Operations and Summary of Significant Accounting Policies (Details 2) (Accounts receivable, Credit concentration, Commonwealth of Pennsylvania, USD $) In Millions, unless otherwise specified	Feb. 28, 2013	Feb. 29, 2012
Accounts receivable | Credit concentration | Commonwealth of Pennsylvania
Concentrations of Credit Risk
Accounts receivable	$ 7.8	$ 4.6

Nature of Operations and Summary of Significant Accounting Policies (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Rental equipment | Minimum
Property, Plant and Equipment
Average depreciable lives	2 years
Rental equipment | Maximum
Property, Plant and Equipment
Average depreciable lives	3 years
Land improvements
Property, Plant and Equipment
Average depreciable lives	20 years
Buildings and improvements | Minimum
Property, Plant and Equipment
Average depreciable lives	8 years
Buildings and improvements | Maximum
Property, Plant and Equipment
Average depreciable lives	40 years
Crushing, prestressing and manufacturing plants | Minimum
Property, Plant and Equipment
Average depreciable lives	5 years
Crushing, prestressing and manufacturing plants | Maximum
Property, Plant and Equipment
Average depreciable lives	33 years
Contracting equipment | Minimum
Property, Plant and Equipment
Average depreciable lives	3 years
Contracting equipment | Maximum
Property, Plant and Equipment
Average depreciable lives	12 years 6 months
Trucks and autos | Minimum
Property, Plant and Equipment
Average depreciable lives	3 years
Trucks and autos | Maximum
Property, Plant and Equipment
Average depreciable lives	8 years
Office equipment | Minimum
Property, Plant and Equipment
Average depreciable lives	5 years
Office equipment | Maximum
Property, Plant and Equipment
Average depreciable lives	10 years
Construction in progress
Property, Plant and Equipment
Interest capitalized	$ 0.1	$ 0.3	$ 0.1
ERP
Property, Plant and Equipment
Interest capitalized		$ 0.3

Nature of Operations and Summary of Significant Accounting Policies (Details 4)	3 Months Ended	12 Months Ended
	May 31, 2013 item	Feb. 28, 2013 item
Goodwill
Number of operating segments		3
Number of lines of business		3
Number of reporting units	3	3
Construction materials
Goodwill
Number of reporting units		3
Percentage of estimated fair value of reporting unit in excess of carrying amount		15.00%
Heavy/highway construction
Goodwill
Percentage of estimated fair value of reporting unit in excess of carrying amount		15.00%
Traffic safety services and equipment
Goodwill
Estimated fair value (as a percent)		15.00%

Nature of Operations and Summary of Significant Accounting Policies (Details 5) (USD $)	Feb. 29, 2012	Feb. 28, 2013 Traffic safety services and equipment	Feb. 28, 2013 Construction materials	May 31, 2013 Technology	Feb. 28, 2013 Technology	May 31, 2013 Customer relationships	Feb. 28, 2013 Customer relationships	May 31, 2013 Trademarks Beginning in fiscal year 2014 Minimum	Feb. 28, 2013 Trademarks Beginning in fiscal year 2014 Minimum	May 31, 2013 Trademarks Beginning in fiscal year 2014 Maximum	Feb. 28, 2013 Trademarks Beginning in fiscal year 2014 Maximum
Other Intangible Assets
Amortization period (in years)				15 years	15 years	20 years	20 years	30 years	30 years	50 years	50 years
Nonamortizable intangible assets
Intangible asset impairment on trademarks		$ 2,000,000	$ 2,700,000
Trademarks	$ 16,304,000	$ 3,400,000	$ 8,200,000

Nature of Operations and Summary of Significant Accounting Policies (Details 6)	12 Months Ended
Feb. 28, 2013
Percentage-of-completion contracts | Minimum
Revenue Recognition
Typical contract life cycle duration for construction contract projects	2 years
Percentage-of-completion contracts | Maximum
Revenue Recognition
Typical contract life cycle duration for construction contract projects	4 years
Capitalized software | Minimum
Other Noncurrent Assets
Average depreciable lives	3 years
Capitalized software | Maximum
Other Noncurrent Assets
Average depreciable lives	10 years

Risks and Uncertainties (Details) (USD $)	3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended		0 Months Ended				0 Months Ended			3 Months Ended		0 Months Ended	3 Months Ended	0 Months Ended					3 Months Ended	12 Months Ended	0 Months Ended			3 Months Ended	12 Months Ended	0 Months Ended			0 Months Ended
	May 31, 2013	May 31, 2013 Minimum	Feb. 28, 2013 Minimum	May 31, 2013 Secured Notes	Feb. 28, 2013 Secured Notes	Mar. 15, 2012 Secured Notes	Jan. 14, 2013 Secured Notes Maximum	Sep. 06, 2012 Secured Notes Maximum	Sep. 07, 2012 ABL Facility	Mar. 15, 2012 ABL Facility	Sep. 07, 2012 ABL Facility Base rate	Sep. 07, 2012 ABL Facility Amendment 1	Sep. 07, 2012 ABL Facility Amendment 1 LIBOR	May 31, 2013 ABL Facility Amendment 1 LIBOR	Feb. 28, 2013 ABL Facility Amendment 1 LIBOR	May 29, 2013 ABL Facility Amendment 3 item	May 31, 2013 ABL Facility Amendment 3	May 29, 2013 ABL Facility Amendment 3 Subsequent events item	May 29, 2013 ABL Facility Amendment 3 LIBOR	May 29, 2013 ABL Facility Amendment 3 LIBOR Subsequent events	May 29, 2013 ABL Facility Amendment 3 Base rate	May 29, 2013 ABL Facility Amendment 3 Base rate Subsequent events	May 31, 2013 ABL Facility Maximum	Feb. 28, 2013 ABL Facility Maximum	Sep. 07, 2012 ABL Facility Maximum Amendment 1	May 29, 2013 ABL Facility Maximum Amendment 3	May 29, 2013 ABL Facility Maximum Amendment 3 Subsequent events	May 31, 2013 ABL Facility Minimum	Feb. 28, 2013 ABL Facility Minimum	Sep. 07, 2012 ABL Facility Minimum Amendment 1	May 31, 2013 Notes	Aug. 31, 2010 Notes	Jan. 14, 2013 Notes Maximum	Sep. 06, 2012 Notes Maximum
Risks and Uncertainties
Face amount of debt				$ 265,000,000		$ 265,000,000																									$ 250,000,000	$ 250,000,000
Interest rate (as a percent)				13.00%		13.00%																									11.00%
Fixed charge coverage ratio																							1	1				1	1	1
Base dollar amount used in determining the borrowing base									65,000,000			56,000,000
Percentage of appraised value of the eligible real property to determine borrowing base									75.00%			65.00%
Percentage of outstanding balance of eligible accounts receivable to determine borrowing base									85.00%			70.00%
Percentage of eligible inventory to determine borrowing base									60.00%			40.00%
Interest rate, variable interest rate floor													1.25%	1.25%	1.25%
M&T participation amount																									75,000,000
Maximum borrowing capacity										170,000,000						145,000,000		145,000,000
Maximum borrowing capacity before amendment																170,000,000		170,000,000
Variable interest rate basis											base rate		LIBOR						LIBOR	LIBOR	base Rate	base Rate
Margin added to variable interest rate basis (as a percent)											0.75%								5.00%	5.00%	3.00%	3.00%
Interest rate, variable interest rate floor removed due to amendment																			1.25%	1.25%
Reduction in facility as a result of disposition of collateral and unencumbered assets																1		1
Amount of disposition of collateral and unencumbered assets																1		1
Threshold for reduction in facility as a result of disposition of collateral and unencumbered assets																										15,000,000	15,000,000
Number of non-employee directors in special committee																4		4
Fees to effect the third amendment																		300,000
Unamortized deferred debt issuance costs expensed to interest expense	$ 700,000																$ 700,000	$ 700,000
Number of days available from the date of notices to cure default by complying with its reporting requirements and related filings								120 days																										120 days
Period for filing financial reports							120 days																										120 days
Period for which sufficient financial resources are available to fund business and operations		12 months	12 months
Penalty interest (as a percent)				0.25%	0.25%
Initial period of default resulting in increase in interest rate				90 days	90 days
Subsequent period of default resulting in additional increase in interest rate				90 days	90 days
Maximum additional interest rate in case of failure to consummate exchange offer (as a percent)				1.00%	1.00%

Accounts Receivable (Details) (USD $) In Thousands, unless otherwise specified	May 31, 2013	Feb. 28, 2013	Feb. 29, 2012
Accounts Receivable
Costs and estimated earnings in excess of billings	$ 12,588	$ 4,265	$ 14,570
Trade	96,153	48,392	60,172
Retainages	3,407	3,129	5,358
Accounts receivable, gross	112,148	55,786	80,100
Allowance for doubtful accounts	(4,584)	(3,515)	(3,259)
Accounts receivable, net	$ 107,564	$ 52,271	$ 76,841

Inventories (Details) (USD $) In Thousands, unless otherwise specified	May 31, 2013	Feb. 28, 2013	Feb. 29, 2012
Inventories
Crushed stone, agricultural lime and sand	$ 74,945	$ 76,927	$ 84,016
Safety equipment	16,499	16,057	16,901
Parts, tires and supplies	11,373	11,331	11,313
Raw materials	10,856	9,247	9,400
Concrete blocks	3,654	4,210	4,547
Building materials	4,214	3,921	3,982
Other	3,271	3,451	2,036
Total Inventory	$ 124,812	$ 125,144	$ 132,195

Property, Plant & Equipment (Details) (USD $)	3 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2012	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Property, Plant and Equipment
Property, plant and equipment	$ 884,210,000		$ 876,346,000	$ 839,040,000
Less: Accumulated depreciation and depletion	(514,121,000)		(504,478,000)	(467,466,000)
Property, plant and equipment, net	370,089,000		371,868,000	371,574,000
Depreciation expense	11,100,000	10,800,000	47,500,000	48,700,000	43,200,000
Limestone and sand acreage
Property, Plant and Equipment
Property, plant and equipment	144,076,000		144,076,000	142,034,000
Land, buildings and building improvements
Property, Plant and Equipment
Property, plant and equipment	100,669,000		100,074,000	96,504,000
Crushing, prestressing and manufacturing plants
Property, Plant and Equipment
Property, plant and equipment	327,449,000		326,066,000	310,130,000
Contracting equipment, vehicles and other
Property, Plant and Equipment
Property, plant and equipment	302,515,000		300,450,000	281,543,000
Construction in progress
Property, Plant and Equipment
Property, plant and equipment	9,501,000		5,680,000	8,829,000
Assets under capital leases
Property, Plant and Equipment
Property, plant and equipment			$ 23,600,000	$ 25,800,000

Goodwill and Other Intangible Assets (Details) (USD $)	May 31, 2013	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2013 Stabler Companies Inc.	Feb. 28, 2013 Construction materials	Feb. 29, 2012 Construction materials	Feb. 28, 2013 Traffic safety services and equipment	Feb. 29, 2012 Traffic safety services and equipment
Goodwill
Gross Carrying Amount		$ 128,216,000	$ 129,990,000		$ 122,371,000	$ 124,145,000	$ 5,845,000	$ 5,845,000
Accumulated Impairment Losses		(39,143,000)	(39,143,000)		(39,143,000)	(39,143,000)
Net Carrying Amount	89,073,000	89,073,000	90,847,000		83,228,000	85,002,000	5,845,000	5,845,000
Reduction in goodwill due to settlement of a deferred acquisition liability, net of tax				$ 1,800,000

Goodwill and Other Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2012	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Other Intangible Assets
Gross Carrying Amount			$ 24,200	$ 12,600
Accumulated amortization			(3,200)	(2,560)
Net Carrying Amount			21,000	10,040
Nonamortizable and total intangible assets
Trademarks				16,304
Total other intangible assets			24,200	28,904
Total other intangible assets, net	20,771		21,000	26,344
Additional disclosures
Impairments			4,704	1,100
Aggregate amortization expense	200	200	640	600	600
Customer relationships
Other Intangible Assets
Gross Carrying Amount			12,000	12,000
Accumulated amortization			(3,000)	(2,400)
Net Carrying Amount			9,000	9,600
Additional disclosures
Aggregate amortization expense			600
Technology
Other Intangible Assets
Gross Carrying Amount			600	600
Accumulated amortization			(200)	(160)
Net Carrying Amount			400	440
Additional disclosures
Aggregate amortization expense			40
Trademarks
Other Intangible Assets
Gross Carrying Amount			11,600
Net Carrying Amount			$ 11,600

Goodwill and Other Intangible Assets (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2012	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Amortizable intangible assets
Net carrying amount at the beginning of the period	$ 21,000	$ 10,040	$ 10,040
Amortization	(200)	(200)	(640)	(600)	(600)
Reclassification to amortizable intangible asset			11,600
Net carrying amount at the end of the period			21,000	10,040
Nonamortizable intangible assets
Net carrying amount at the beginning of the period		16,304	16,304
Impairments			(4,704)	(1,100)
Reclassification to amortizable intangible asset			(11,600)
Net carrying amount at the end of the period				16,304
Total other intangible assets
Other intangible assets	20,771		21,000	26,344
Customer relationships
Amortizable intangible assets
Net carrying amount at the beginning of the period		9,600	9,600
Amortization			(600)
Net carrying amount at the end of the period			9,000
Technology
Amortizable intangible assets
Net carrying amount at the beginning of the period		440	440
Amortization			(40)
Net carrying amount at the end of the period			400
Trademarks
Amortizable intangible assets
Reclassification to amortizable intangible asset			11,600
Net carrying amount at the end of the period			11,600
Nonamortizable intangible assets
Reclassification to amortizable intangible asset			$ (11,600)

Goodwill and Other Intangible Assets (Details 4) (USD $) In Thousands, unless otherwise specified	Feb. 28, 2013	Feb. 29, 2012
Estimated amortization expense
2014	$ 811
2015	811
2016	811
2017	811
2018	811
Thereafter	16,943
Net Carrying Amount	$ 21,000	$ 10,040

Other Noncurrent Assets (Details) (USD $)	12 Months Ended
	Feb. 28, 2013	May 31, 2013	Mar. 15, 2012	Feb. 29, 2012
Other noncurrent assets
Deferred financing fees	$ 14,523,000	$ 12,953,000		$ 10,409,000
Current portion of deferred financing fees	3,658,000	3,522,000		4,882,000
Capitalized software	9,211,000	8,947,000		11,719,000
Accumulated amortization of capitalized software	1,080,000	1,314,000		160,000
Cash surrender value of life insurance	4,338,000	1,249,000		1,006,000
Loans on life insurance policy	0	3,204,000		3,000,000
Deferred stripping costs	3,868,000	3,873,000		2,994,000
Other	2,512,000	2,437,000		3,232,000
Total other assets	34,452,000	29,459,000		29,360,000
Capitalized deferred financing fees			15,000,000
Loss recognized on debt retirement	6,400,000
Reduction to capitalized software cost	1,300,000
Loss on disposal of capitalized software	$ 200,000

Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	May 31, 2013	Feb. 28, 2013	Feb. 29, 2012
Accrued Liabilities
Interest	$ 10,127	$ 18,962	$ 14,055
Insurance	21,588	19,715	18,353
Payroll and vacation	9,393	8,281	8,496
Other	2,354	3,671	3,482
Withholding taxes	3,375	1,640	2,862
Billings in excess of costs and estimated earnings on uncompleted contracts	3,075	1,529	255
Contract expenses	243	209	518
Deferred acquisition liability			3,610
Total accrued liabilities	$ 50,155	$ 54,007	$ 51,631

Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	May 31, 2013	Feb. 28, 2013	Feb. 29, 2012
Long-Term Debt
Debt	$ 632,446	$ 577,987	$ 529,013
Less: Current portion	(9,708)	(11,342)	(7,538)
Long-term debt	622,738	566,645	521,475
ABL Facility
Long-Term Debt
Debt	68,733	24,314
Notes due 2018
Long-Term Debt
Debt	250,000	250,000	250,000
Secured Notes due 2018
Long-Term Debt
Debt	289,387	276,925
First lien term loan A & B
Long-Term Debt
Debt			145,383
First lien revolving credit facility
Long-Term Debt
Debt			100,113
Land, equipment and other obligations
Long-Term Debt
Debt	17,071	19,005	23,016
Obligations under capital leases
Long-Term Debt
Debt	$ 7,255	$ 7,743	$ 10,501

Long-Term Debt (Details 2) (USD $)	3 Months Ended	0 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended							0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended					0 Months Ended			3 Months Ended		0 Months Ended
	May 31, 2013	Sep. 07, 2012 ABL Facility	May 31, 2013 ABL Facility	Sep. 07, 2012 ABL Facility	Feb. 28, 2013 ABL Facility	Mar. 15, 2012 ABL Facility	Sep. 07, 2012 ABL Facility Amendment 1	May 31, 2013 ABL Facility Amendment 1	Feb. 28, 2013 ABL Facility Amendment 1	May 31, 2013 ABL Facility Amendment 1 1.00 to 1.00 or greater	Feb. 28, 2013 ABL Facility Amendment 1 1.00 to 1.00 or greater	May 31, 2013 ABL Facility Amendment 1 Less than 1.00 to 1.00	Feb. 28, 2013 ABL Facility Amendment 1 Less than 1.00 to 1.00	May 29, 2013 ABL Facility Amendment 3 item	May 31, 2013 ABL Facility Amendment 3	Feb. 28, 2013 ABL Facility Amendment 3	May 29, 2013 ABL Facility Amendment 3 Subsequent events item	May 31, 2013 ABL Facility Minimum	Feb. 28, 2013 ABL Facility Minimum	Sep. 07, 2012 ABL Facility Minimum Amendment 1	May 31, 2013 ABL Facility Maximum	Feb. 28, 2013 ABL Facility Maximum	Sep. 07, 2012 ABL Facility Maximum Amendment 1	May 31, 2013 ABL Facility Maximum Amendment 1 1.00 to 1.00 or greater	Feb. 28, 2013 ABL Facility Maximum Amendment 1 1.00 to 1.00 or greater	May 31, 2013 ABL Facility Maximum Amendment 1 Less than 1.00 to 1.00	Feb. 28, 2013 ABL Facility Maximum Amendment 1 Less than 1.00 to 1.00	May 29, 2013 ABL Facility Maximum Amendment 3	May 29, 2013 ABL Facility Maximum Amendment 3 Subsequent events	Sep. 07, 2012 ABL Facility LIBOR Amendment 1	May 31, 2013 ABL Facility LIBOR Amendment 1	Feb. 28, 2013 ABL Facility LIBOR Amendment 1	May 29, 2013 ABL Facility LIBOR Amendment 3	May 29, 2013 ABL Facility LIBOR Amendment 3 Subsequent events	Sep. 07, 2012 ABL Facility Base rate	May 29, 2013 ABL Facility Base rate Amendment 3	May 29, 2013 ABL Facility Base rate Amendment 3 Subsequent events	Mar. 15, 2012 Letter of credit sub-facility	Mar. 15, 2012 Swing line sub-facility
Long-Term Debt
Maximum borrowing capacity						$ 170,000,000								$ 145,000,000			$ 145,000,000																					$ 15,000,000	$ 20,000,000
Variable interest rate basis																														LIBOR			LIBOR	LIBOR	base rate	base Rate	base Rate
Margin added to variable interest rate basis (as a percent)																																	5.00%	5.00%	0.75%	3.00%	3.00%
Commitment fee (as a percent)				0.50%														0.25%	0.25%		0.63%	0.63%
Required available borrowing capacity under credit facility			25,000,000		25,000,000											0
Available borrowing capacity as a percentage of the lesser of commitments and the borrowing base			15.00%		15.00%
Fixed charge coverage ratio																		1	1	1	1	1
Number of consecutive months used in calculating the fixed charge coverage ratio under credit facilities' covenants			12 months		12 months
Fixed charge coverage ratio																					1	1
Reduction in available borrowings, if fixed charge coverage ratio covenant ratio is not complied			25,000,000		25,000,000
Base dollar amount used in determining the borrowing base		65,000,000		65,000,000			56,000,000
Percentage of appraised value of the eligible real property to determine borrowing base		75.00%					65.00%
Percentage of outstanding balance of eligible accounts receivable to determine borrowing base		85.00%					70.00%
Percentage of eligible inventory to determine borrowing base		60.00%					40.00%
Springing fixed charge coverage ratio covenant that cannot be increased by M&T without the company's consent								1	1
Maximum cushion from management projections with the addition of senior or total debt to EBITDA covenant (as a percent)								20.00%	20.00%
Maximum cushion from management projections with the addition of net worth covenant (as a percent)								20.00%	20.00%
Maximum amount of additional permitted indebtedness and related permitted liens that cannot be restricted by M&T without the company's consent								35,000,000	35,000,000
Advance rate for eligible inventory that cannot be reduced by M&T without the company's consent (as a percent)										0.6	0.6	0.4	0.4
Advance rate for eligible accounts that cannot be reduced by M&T without the Company's consent (as a percent)										0.85	0.85	0.7	0.7
Advance rate for eligible real property that cannot be reduced by M&T without the company's consent										65,000,000	65,000,000	56,000,000	56,000,000
Advance rate for eligible real property that cannot be reduced by M&T without the company's consent (as a percent)																								0.75	0.75	0.75	0.75
Interest rate, variable interest rate floor																														1.25%	1.25%	1.25%
M&T participation amount																							75,000,000
Maximum borrowing capacity before amendment														170,000,000			170,000,000
Interest rate, variable interest rate floor removed due to amendment																																	1.25%	1.25%
Reduction in facility as a result of disposition of collateral and unencumbered assets														1			1
Amount of disposition of collateral and unencumbered assets														1			1
Threshold for reduction in facility as a result of disposition of collateral and unencumbered assets																												15,000,000	15,000,000
Number of non-employee directors in special committee														4			4
Fees to effect the third amendment																	300,000
Unamortized deferred debt issuance costs expensed to interest expense	700,000														700,000		700,000
Weighted average interest rate (as a percent)			4.00%		4.00%
Effective interest rate (as a percent)			6.20%		6.20%
Amount outstanding					24,300,000
Borrowing base					109,700,000																							145,000,000
Available borrowing capacity					$ 84,700,000

Long-Term Debt (Details 3) (Notes due 2018, USD $)	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2011	May 31, 2013	Aug. 31, 2010	May 31, 2013 Prior to September 1, 2014	Feb. 28, 2013 Prior to September 1, 2014	May 31, 2013 Twelve-month period beginning September 1, 2014	Feb. 28, 2013 Twelve-month period beginning September 1, 2014	May 31, 2013 Twelve-month period beginning September 1, 2015	Feb. 28, 2013 Twelve-month period beginning September 1, 2015	May 31, 2013 Twelve-month period beginning September 1, 2016 and thereafter	Feb. 28, 2013 Twelve-month period beginning September 1, 2016 and thereafter	May 31, 2013 Prior to September 1, 2013	Feb. 28, 2013 Prior to September 1, 2013	May 31, 2013 Maximum Prior to September 1, 2013	Feb. 28, 2013 Maximum Prior to September 1, 2013
Long-Term Debt
Face amount of debt		$ 250,000,000	$ 250,000,000
Loss on debt retirement	(2,900,000)
Debt issuance costs			$ 8,300,000
Redemption price of debt instrument as a percentage of principal amount				100.00%	100.00%	105.50%	105.50%	102.75%	102.75%	100.00%	100.00%
Percentage of the principal amount that may be redeemed with proceeds from public equity offerings														35.00%	35.00%
Redemption price as a percentage of principal amount, if using proceeds of equity offerings												111.00%	111.00%
Redemption price as a percentage of principal amount, as a result of change of control												101.00%	101.00%

Long-Term Debt (Details 4) (Secured Notes due 2018, USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Mar. 04, 2013	May 31, 2013 item	Feb. 28, 2013 item	Mar. 15, 2012
Long-Term Debt
Stated interest rate (as a percent)		13.00%		13.00%
Cash Interest Portion (as a percent)	5.00%	4.00%	4.00%
PIK Interest Portion or PIK Interest (as a percent)	8.00%	9.00%	9.00%
Accrued cash interest	$ 14,900,000
Accrued PIK interest	23,600,000	29,200,000	23,300,000
PIK interest recorded as an increase to Secured Notes		24,400,000	11,900,000
PIK interest recorded as a long-term obligation in other liabilities		4,800,000	11,400,000
Interest Rate Increase (as a percent)		1.00%	1.00%
Interest form election period	12 months	12 months	12 months
PIK Interest rate prior to interest form election period (as a percent)		1.00%	1.00%
Decrease in interest rates as a result of 12-Month Cash Election (as a percent)		1.00%	1.00%
Number of consecutive annual periods beginning March 15, 2013		3	3
Increase in penalty interest (as a percent)		0.25%	0.25%
Period for which penalty interest will consecutively increase		1 year	1 year
Maximum additional interest rate in case of failure to consummate exchange offer (as a percent)		1.00%	1.00%
Subsequent events
Long-Term Debt
Cash Interest Portion (as a percent)	5.00%
PIK Interest Portion or PIK Interest (as a percent)	8.00%
Accrued cash interest	14,900,000
Accrued PIK interest	$ 23,600,000
Interest form election period	12 months
Prior to March 15, 2015
Long-Term Debt
Redemption price as a percentage of principal amount, if using proceeds of equity offerings		113.00%	113.00%
Redemption price of debt instrument as a percentage of principal amount		100.00%	100.00%
Twelve-month period beginning March 15, 2015
Long-Term Debt
Redemption price of debt instrument as a percentage of principal amount		106.50%	106.50%
Twelve-month period beginning March 15, 2016
Long-Term Debt
Redemption price of debt instrument as a percentage of principal amount		103.25%	103.25%
Twelve-month period beginning March 15, 2017 and thereafter
Long-Term Debt
Redemption price of debt instrument as a percentage of principal amount		100.00%	100.00%
Maximum | Prior to March 15, 2015
Long-Term Debt
Percentage of the principal amount that may be redeemed with proceeds from public equity offerings		35.00%	35.00%

Long-Term Debt (Details 5) (USD $) In Millions, unless otherwise specified	0 Months Ended			12 Months Ended														12 Months Ended
	Jan. 11, 2008 First lien term loan A & B item	Feb. 29, 2012 Term loan A	Feb. 28, 2011 Term loan A	Feb. 29, 2012 Term loan A LIBOR	Feb. 28, 2011 Term loan A LIBOR	Feb. 29, 2012 Term loan A LIBOR Minimum	Feb. 28, 2011 Term loan A LIBOR Minimum	Feb. 29, 2012 Term loan A LIBOR Maximum	Feb. 28, 2011 Term loan A LIBOR Maximum	Feb. 29, 2012 Term loan A Prime rate	Feb. 28, 2011 Term loan A Prime rate	Feb. 29, 2012 Term loan A Prime rate Minimum	Feb. 28, 2011 Term loan A Prime rate Minimum	Feb. 29, 2012 Term loan A Prime rate Maximum	Feb. 28, 2011 Term loan A Prime rate Maximum	Feb. 29, 2012 Term loan B	Feb. 28, 2011 Term loan B	Feb. 29, 2012 Term loan B LIBOR	Feb. 28, 2011 Term loan B LIBOR	Feb. 29, 2012 Term loan B LIBOR Minimum	Feb. 28, 2011 Term loan B LIBOR Minimum	Feb. 29, 2012 Term loan B LIBOR Maximum	Feb. 28, 2011 Term loan B LIBOR Maximum	Feb. 29, 2012 Term loan B Prime rate	Feb. 28, 2011 Term loan B Prime rate	Feb. 29, 2012 Term loan B Prime rate Minimum	Feb. 28, 2011 Term loan B Prime rate Minimum	Feb. 29, 2012 Term loan B Prime rate Maximum	Feb. 28, 2011 Term loan B Prime rate Maximum
Long-Term Debt
Number of term loans	2
Variable interest rate basis				LIBOR	LIBOR					Prime Rate	Prime Rate							LIBOR	LIBOR					Prime Rate	Prime Rate
Margin added to variable interest rate basis (as a percent)				3.50%		2.00%	2.00%	3.50%	3.50%	1.50%		0.00%	0.00%	1.50%	1.50%			4.00%		3.50%	3.50%	4.00%	4.00%	2.00%		1.50%	1.50%	2.00%	2.00%
Interest rate, variable interest rate floor				1.00%	1.00%													1.00%	1.00%
Amount outstanding		$ 78.1														$ 67.3
Effective interest rate (as a percent)		4.50%	3.79%													5.02%	4.31%

Long-Term Debt (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended					0 Months Ended	12 Months Ended									0 Months Ended
	Feb. 28, 2013 First lien revolving credit facility	Feb. 29, 2012 First lien revolving credit facility	Feb. 28, 2011 First lien revolving credit facility	May 27, 2010 First lien revolving credit facility	Jan. 11, 2008 First lien revolving credit facility	Aug. 29, 2011 First lien revolving credit facility LIBOR	Feb. 28, 2013 First lien revolving credit facility LIBOR	Feb. 29, 2012 First lien revolving credit facility LIBOR	Feb. 28, 2011 First lien revolving credit facility LIBOR	Feb. 28, 2013 First lien revolving credit facility LIBOR Minimum	Feb. 28, 2013 First lien revolving credit facility LIBOR Maximum	Feb. 28, 2013 First lien revolving credit facility Prime rate	Feb. 29, 2012 First lien revolving credit facility Prime rate	Feb. 28, 2013 First lien revolving credit facility Prime rate Minimum	Feb. 28, 2013 First lien revolving credit facility Prime rate Maximum	Aug. 26, 2011 Secured credit facility	Aug. 29, 2011 Secured credit facility
Long-Term Debt
Maximum borrowing capacity				$ 135	$ 110											$ 20	$ 20
Available borrowing capacity as a percentage of accounts receivable less accounts over 120 days	85.00%
Period over which accounts receivable excluded	120 days
Available borrowing capacity as a percentage of inventory	60.00%
Variable interest rate basis						LIBOR	LIBOR					Prime Rate
Margin added to variable interest rate basis (as a percent)						5.00%		3.50%		2.00%	3.50%		1.50%	0.00%	1.50%
Interest rate, variable interest rate floor								1.00%	1.00%
Effective interest rate (as a percent)		4.58%	3.99%
Leverage ratio before amendment																5.6
Leverage ratio																5.9
Annual capital expenditures before amendment																25
Annual capital expenditures																30
Maximum aggregate outstanding borrowings under debt covenants before amendment																75
Maximum aggregate outstanding borrowings under debt covenants																$ 85

Long-Term Debt (Details 7) (Land, equipment and other obligations, USD $)	12 Months Ended
	Feb. 28, 2013 item	Feb. 29, 2012	May 31, 2013 item	May 31, 2013 Minimum	Feb. 28, 2013 Minimum	May 31, 2012 Minimum	Feb. 29, 2012 Minimum	May 31, 2013 Maximum	Feb. 28, 2013 Maximum	May 31, 2012 Maximum	Feb. 29, 2012 Maximum
Long-Term Debt
New obligations incurred	$ 5,800,000	$ 4,400,000
Amount outstanding	7,500,000	8,200,000
Interest rate (as a percent)	3.50%	7.30%
Number of revenue bonds	4		4
Face amount of debt	25,300,000		25,300,000
Transferable letters of credit	5,400,000	10,600,000	5,400,000
Effective interest rate (as a percent)				0.25%	0.23%	0.23%	0.28%	0.43%	0.41%	0.46%	0.46%
Cash overdrafts liability	2,200,000		800,000
Remaining obligations	$ 3,900,000	$ 4,200,000
Weighted average interest rate (as a percent)	5.60%	4.40%

Long-Term Debt (Details 8) (USD $) In Thousands, unless otherwise specified	May 31, 2013	Feb. 28, 2013	Feb. 29, 2012
Maturity
2014		$ 11,342
2015		4,045
2016		2,701
2017		1,851
2018		25,733
Thereafter		532,315
Total	632,446	577,987	529,013
Fair value (including current maturities)		$ 548,730	$ 490,194

Income Taxes (Details) (USD $)	3 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2012	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Current
U.S. federal					$ (3,902,000)
State			(11,000)	14,000	292,000
Current			(11,000)	14,000	(3,610,000)
Deferred
U.S. federal			(35,878,000)	(17,637,000)	(940,000)
State			(5,669,000)	1,226,000	72,000
Deferred	(3,630,000)	(11,509,000)	(41,547,000)	(16,411,000)	(868,000)
Income tax benefit	(3,475,000)	(11,487,000)	(41,558,000)	(16,397,000)	(4,478,000)
Detail of (benefit) expense for income taxes and a reconciliation of the statutory to effective tax benefit
Federal statutory tax			(34,192,000)	(14,639,000)	(3,588,000)
State taxes, net of federal benefit			(7,987,000)	(2,298,000)	(2,719,000)
Depletion			(2,223,000)	(2,187,000)	(1,761,000)
Tax contingencies			11,000	(193,000)	374,000
Valuation allowance, net			2,879,000	3,912,000	3,883,000
Other			(46,000)	(992,000)	(667,000)
Income tax benefit	(3,475,000)	(11,487,000)	(41,558,000)	(16,397,000)	(4,478,000)
Effective income tax rate
Statutory federal rate			35.00%	35.00%	35.00%
Discrete tax benefit			1,200,000
Amount of expense related to the tax treatment of certain leases			500,000
Amount of deferred tax liability understated in prior periods			1,100,000
Deferred tax assets related to
Inventory			1,492,000	5,964,000
Defined benefit plans			1,782,000	1,690,000
Accrued expenses			4,312,000	5,812,000
Workers' compensation			7,928,000	7,524,000
Bad debt reserve			1,386,000	1,329,000
Reclamation			6,166,000	5,375,000
Leases			3,742,000	4,178,000
Other			2,021,000	3,725,000
Tax loss carryforwards			69,364,000	29,669,000
Total deferred tax assets			98,193,000	65,266,000
Deferred tax liabilities related to
Depreciable and amortizable assets			(121,675,000)	(133,700,000)
Leases				(651,000)
Other			(153,000)	(357,000)
Total deferred tax liabilities			(121,828,000)	(134,708,000)
Less: Valuation allowance			(16,422,000)	(11,213,000)	(5,500,000)
Net deferred tax liabilities			(40,057,000)	(80,655,000)
Deferred income taxes classification
Deferred tax assets - current	12,726,000		12,386,000	16,019,000
Deferred tax liabilities - noncurrent	(49,159,000)		(52,443,000)	(96,674,000)
Net deferred tax liabilities			(40,057,000)	(80,655,000)
Additional disclosures
Increase in valuation allowance			5,200,000
Amount of movement in valuation allowance related to reclamation			$ 1,500,000
Period of cumulative loss			3 years

Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	Feb. 28, 2013	Feb. 29, 2012
Federal
Operating losses
Net operating losses	$ 139.7	$ 50.5
State
Operating losses
Net operating losses	209.6	138.8
Pennsylvania
Operating losses
Net operating losses	$ 183.7	$ 129.5

Income Taxes (Details 3) (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Beginning balance	$ 2,509,000	$ 2,379,000	$ 1,035,000
Gross increases - current period tax positions	455,000	196,000	1,344,000
Gross increase - prior period tax positions	436,000	720,000
Settlements with taxing authorities/lapse of statute of limitations		(786,000)
Ending balance	3,400,000	2,509,000	2,379,000
Additional disclosures
Total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate	2,900,000	2,400,000
Settlement amount agreed with the IRS	$ 100,000

Retirement and Benefit Programs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Retirement and Benefit Programs
Percentage of workforce covered by collective bargaining agreements	31.00%
Multiemployer Pension Plans
Contributions by the Company	$ 2,544	$ 2,443	$ 2,253
A
Multiemployer Pension Plans
Contributions by the Company	1,060	1,025	966
B
Multiemployer Pension Plans
Contributions by the Company	536	519	438
B | Minimum
Multiemployer Pension Plans
Percentage of contributions	5.00%
Multiemployer plans other than pension fund B | Maximum
Multiemployer Pension Plans
Percentage of contributions	5.00%
C
Multiemployer Pension Plans
Contributions by the Company	329	343	337
D
Multiemployer Pension Plans
Contributions by the Company	202	182	126
E
Multiemployer Pension Plans
Contributions by the Company			8
F
Multiemployer Pension Plans
Contributions by the Company	130	121	110
G
Multiemployer Pension Plans
Contributions by the Company	32	32	24
H
Multiemployer Pension Plans
Contributions by the Company	198	221	244
I
Multiemployer Pension Plans
Contributions by the Company	32
J
Multiemployer Pension Plans
Contributions by the Company	$ 25

Retirement and Benefit Programs (Details 2) (USD $)	3 Months Ended		12 Months Ended
	May 31, 2013 item	May 31, 2012	Feb. 28, 2013 item	Feb. 29, 2012	Feb. 28, 2011
Retirement and Benefit Programs
Number of defined benefit plans	2		2
Net periodic benefit cost
Service cost	$ 86,000	$ 68,000	$ 271,000	$ 216,000	$ 203,000
Interest cost	100,000	99,000	396,000	438,000	434,000
Expected return on plan assets	(143,000)	(146,000)	(636,000)	(618,000)	(559,000)
Amortization of prior service cost	16,000	15,000	59,000	62,000	85,000
Recognized net actuarial loss	66,000	62,000	248,000	116,000	123,000
Total pension expense	125,000	98,000	338,000	214,000	286,000
Other changes in plan assets and benefit obligations recognized in other comprehensive loss
Net loss (gain)			434,000	1,504,000	(87,000)
Changes due to plan amendments			218,000
Amortization of prior service cost			(59,000)	(62,000)	(85,000)
Amortization of net actuarial loss			(248,000)	(116,000)	(123,000)
Total recognized in accumulated other comprehensive loss			345,000	1,326,000	(295,000)
Total recognized net periodic benefit cost and accumulated other comprehensive loss			683,000	1,540,000	(9,000)
Change in benefit obligation
Benefit obligation at beginning of year	10,299,000	9,620,000	9,620,000	8,238,000
Service cost	86,000	68,000	271,000	216,000	203,000
Interest cost	100,000	99,000	396,000	438,000	434,000
Actuarial loss			274,000	1,204,000
Plan amendment			218,000
Benefits paid			(480,000)	(476,000)
Benefit obligation at end of year			10,299,000	9,620,000	8,238,000
Change in plan assets
Fair value of plan assets at beginning of year	8,358,000	8,095,000	8,095,000	7,949,000
Actual return on plan assets			476,000	318,000
Employer contributions			267,000	304,000
Benefits paid			(480,000)	(476,000)
Fair value of plan assets at end of year			8,358,000	8,095,000	7,949,000
Funded status at end of year			(1,941,000)	(1,525,000)
Amounts recognized in the balance sheet consist of
Noncurrent assets				86,000
Noncurrent liabilities			(1,941,000)	(1,611,000)
Net amount recognized			(1,941,000)	(1,525,000)
Amounts in accumulated other comprehensive loss that have not yet been recognized as a component of net period benefit cost
Unrecognized net actuarial losses			3,672,000	3,491,000	2,103,000
Unrecognized prior service costs			388,000	223,000	285,000
Amounts in accumulated other comprehensive loss			4,060,000	3,714,000	2,388,000
Estimated amount that will be amortized from accumulated other comprehensive loss into net periodic benefit cost related to unrecognized net actuarial losses and prior service costs during fiscal 2014			$ 300,000
Weighted average assumptions used to determine benefit obligations
Discount rate (as a percent)			4.00%	4.25%	5.50%
Expected return on plan assets (as a percent)			8.00%	8.00%	8.00%
Weighted average assumptions used to determine net periodic pension expense
Discount rate (as a percent)			4.25%	5.50%	5.75%
Expected return on plan assets (as a percent)			8.00%	8.00%	8.00%

Retirement and Benefit Programs (Details 3) (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Defined Benefit Plans
Target (as a percent)	100.00%	100.00%
Actual (as a percent)	100.00%	100.00%
Fair value of plan's investments	$ 8,358,000	$ 8,095,000	$ 7,949,000
Expected contributions to the plans during fiscal 2014	300,000
Estimated future benefit payments
Fiscal Year Ending 2014	556,000
Fiscal Year Ending 2015	559,000
Fiscal Year Ending 2016	583,000
Fiscal Year Ending 2017	597,000
Fiscal Year Ending 2018	594,000
Five years ended 2023	2,974,000
Recurring
Defined Benefit Plans
Fair value of plan's investments	8,358,000	8,095,000
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plans
Fair value of plan's investments	8,358,000	8,095,000
Equity Securities
Defined Benefit Plans
Target (as a percent)	59.00%	49.00%
Actual (as a percent)	58.00%	55.00%
Debt Securities
Defined Benefit Plans
Target (as a percent)	41.00%	51.00%
Actual (as a percent)	42.00%	45.00%
Money market funds | Recurring
Defined Benefit Plans
Fair value of plan's investments	387,000	359,000
Money market funds | Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plans
Fair value of plan's investments	387,000	359,000
Fixed income mutual funds | Recurring
Defined Benefit Plans
Fair value of plan's investments	3,543,000	3,676,000
Fixed income mutual funds | Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plans
Fair value of plan's investments	3,543,000	3,676,000
Equity mutual funds | Recurring
Defined Benefit Plans
Fair value of plan's investments	1,854,000	1,827,000
Equity mutual funds | Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plans
Fair value of plan's investments	1,854,000	1,827,000
International equity funds | Recurring
Defined Benefit Plans
Fair value of plan's investments	1,127,000	1,127,000
International equity funds | Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plans
Fair value of plan's investments	1,127,000	1,127,000
Balanced mutual funds | Recurring
Defined Benefit Plans
Fair value of plan's investments	1,447,000	1,106,000
Balanced mutual funds | Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plans
Fair value of plan's investments	$ 1,447,000	$ 1,106,000

Retirement and Benefit Programs (Details 4) (USD $)	12 Months Ended
	Feb. 28, 2013 item	Feb. 29, 2012	Feb. 28, 2011	May 31, 2013
Investment plan
Employer matching contribution (as a percent)	6.00%
Contributions	$ 5,400,000	$ 5,000,000	$ 6,500,000
Nonqualified benefit plan
Number of levels of participants and benefits	4
Maximum predetermined percentage of salary	10.00%
Maximum target percentage of bonus when declared	25.00%
Maximum elective deferrals as a percentage of salary	50.00%
Maximum elective deferrals as a percentage of bonus	90.00%
Minimum period for vesting of the company's contributions	1 year
Maximum period for vesting of the company's contributions	2 years
Vesting percentage to a participant's account more than one but no more than two years prior to the vesting date	40.00%
Company contributions vesting percentage per year thereafter until 100% vesting	20.00%
Elective deferrals vesting percentage	100.00%
Contributions	1,200,000	400,000	400,000
Minimum number of times of the base compensation by which death benefit prior to termination is greater of death benefit	3.25
Maximum number of times of the base compensation by which death benefit prior to termination is greater of death benefit	6.5
Cash surrender value of life insurance policy	4,338,000	1,006,000		1,249,000
Liability recorded under noncurrent liabilities	4,600,000	3,900,000
Present values of future payments under unfunded supplemental retirement agreements	300,000	300,000	300,000
Present value of future life insurance premium and medical benefit payments under postretirement life insurance and medical benefits plans	$ 200,000	$ 200,000

Asset Retirement Obligations (Details) (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Asset Retirement Obligations
Depreciation expense	$ 2,700,000	$ 4,100,000	$ 100,000
Changes in the asset retirement obligations
Balance at the beginning of the period	11,360,000	5,151,000	4,748,000
Accretion expense	642,000	446,000	416,000
Liabilities incurred		333,000
Changes in estimated obligations	6,438,000	5,444,000
Liabilities settled	(4,785,000)	(14,000)	(13,000)
Balance at the ending of the period	$ 13,655,000	$ 11,360,000	$ 5,151,000

Supplemental Disclosures of Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Supplemental Disclosures of Cash Flow Information
Capital lease and other noncash obligations incurred	$ 2,185	$ 3,254	$ 11,038
Cash paid for interest, net of amounts capitalized	37,672	43,541	21,535
Cash paid for taxes	$ 11	$ 33	$ 782

Stock Transactions (Details)	18 Months Ended	0 Months Ended
	Aug. 21, 2011	Dec. 28, 2012 Paul I. Detwiler, Jr. Class A voting common stock	Dec. 28, 2012 Paul I. Detwiler, Jr. Class B non-voting common stock	Dec. 28, 2012 Donald L. Detwiler Class A voting common stock	Dec. 28, 2012 Donald L. Detwiler Class B non-voting common stock
Stock Transactions
Number of shares exchanged		10,000		10,000
Number of shares converted			11,180		11,180
Threshold percentage of individual stockholder's shares in formulaic calculation for determining redemption price under put rights	100.00%

Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Before-tax Amount
Net unrealized loss arising during the period, before tax	$ (652)	$ (1,504)	$ 87
Reclassification of prior service costs and net actuarial loss into earnings, before tax	307	178	208
Total recognized in accumulated other comprehensive loss	(345)	(1,326)	295
Tax Expense (Benefit)
Net unrealized loss arising during the period, tax effect	197	621	(36)
Reclassification of prior service costs and net actuarial loss into earnings, tax effect	(93)	(73)	(86)
Other comprehensive income (loss), Tax Expense (Benefit)	104	548	(122)
Net-of-tax Amount
Net unrealized loss arising during the period, net of tax	(455)	(883)	51
Reclassification of prior service costs and net actuarial loss into earnings, net of tax	214	105	122
Other comprehensive income (loss), net of tax	$ (241)	$ (778)	$ 173

Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Feb. 28, 2013 item	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2013 Means to Go, LLC	Feb. 28, 2013 Means to Go, LLC Aircraft	May 31, 2013 RSIC	Feb. 28, 2013 RSIC	Feb. 29, 2012 RSIC
Commitments and Contingencies
Minimum initial or remaining terms of noncancelable operating leases	1 year
Future minimum payments under operating leases
2014	$ 2,062,000
2015	1,437,000
2016	1,098,000
2017	582,000
2018	271,000
Thereafter	2,486,000
Total	7,936,000
Total operating lease expenses	3,800,000	8,700,000	9,300,000
Commitments and Contingencies
Ownership interest (as a percent)				16.20%
Lease payments obligation					200,000
Amount of letter of credit provided				1,100,000
Self-insurance retention per occurrence	1,000,000
Amount of surety bond to be maintained with the Commonwealth of Pennsylvania	7,200,000
Number of self-insurance programs maintained for health coverage	3
Maximum losses per employee under self-insurance health coverage programs	300,000
Letter of credit provided to guarantee payment of deductible portion of liability coverage which existed prior to January 1, 2008	700,000
Amount of collateral recorded as a part of restricted cash						13,600,000	8,800,000	8,800,000
Reserves for retained losses						12,500,000	10,800,000	9,700,000
Exposures for periods prior to captive insurance policy							$ 8,900,000	$ 8,700,000

Business Segments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	May 31, 2013 item	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2011	Feb. 28, 2013 item	Feb. 29, 2012	Feb. 28, 2011
Segment Reporting
Number of reportable segments	3									3
Segment Reporting
Revenue	$ 147,744	$ 68,331	$ 190,236	$ 260,542	$ 157,981	$ 79,762	$ 213,887	$ 266,216	$ 146,069	$ 677,090	$ 705,934	$ 725,399
Operating loss	(13,535)	(48,886)	1,977	31,735	(6,781)	(53,782)	22,319	37,397	(1,201)	(21,845)	4,733	31,017
Depreciation, depletion and amortization	12,118				11,843					50,942	51,674	45,917
Capital Expenditures										44,602	47,208	43,744
Segment assets	780,607	734,188				776,322				734,188	776,322
Intangible asset impairment										4,704	1,100
Construction materials
Segment Reporting
Number of reportable segments										3
Segment Reporting
Haul time										1 hour
Revenue	111,217				122,282					505,026	529,838	512,143
Operating loss	7,357				5,829					27,567	36,192	36,108
Depreciation, depletion and amortization	8,089				7,716					28,183	33,151	28,301
Capital Expenditures										29,725	22,916	21,650
Segment assets		523,087				538,061				523,087	538,061
Intangible asset impairment										2,704
Construction materials | Aggregates
Segment Reporting
Revenue	51,336				57,199					189,084	202,459	192,102
Operating loss	3,928				3,837					14,074	19,027	19,443
Construction materials | Hot mix asphalt
Segment Reporting
Revenue	30,698				37,284					196,474	201,742	196,209
Operating loss	1,984				2,326					16,851	15,113	18,508
Construction materials | Ready mixed concrete
Segment Reporting
Revenue	15,737				17,091					62,705	62,522	63,459
Operating loss	780				1,788					1,284	2,349	2,595
Construction materials | Precast/prestressed structural concrete
Segment Reporting
Revenue	4,920				6,251					26,460	30,680	27,353
Operating loss	(544)				(451)					(1,852)	(704)	(3,187)
Construction materials | Masonry products
Segment Reporting
Revenue	4,856				4,245					16,083	17,287	17,880
Operating loss	(175)				(316)					(876)	(521)	(1,528)
Construction materials | Construction supply centers
Segment Reporting
Revenue	3,671				3,934					14,220	15,148	15,140
Operating loss	209				184					790	928	277
Heavy/highway construction
Segment Reporting
Revenue	48,416				53,983					248,188	268,160	306,795
Operating loss	(2,524)				(3,483)					(6,800)	(5,103)	6,454
Depreciation, depletion and amortization	2,076				1,897					11,819	9,018	8,808
Capital Expenditures										11,613	11,189	8,380
Segment assets		53,894				66,458				53,894	66,458
Heavy/highway construction | Restatement adjustment
Segment Reporting
Revenue											(29,800)	(30,800)
Traffic safety services and equipment
Segment Reporting
Revenue	24,089				23,254					84,463	82,929	78,181
Operating loss	(676)				(463)					(5,769)	(209)	3,377
Depreciation, depletion and amortization	1,514				1,692					7,312	7,155	7,384
Capital Expenditures										2,302	3,204	7,557
Segment assets		62,274				72,313				62,274	72,313
Other revenues
Segment Reporting
Revenue					3,722					15,264	15,592	15,220
Segment totals
Segment Reporting
Revenue	183,722				203,241					852,941	896,519	912,339
Eliminations
Segment Reporting
Revenue	(35,978)				(45,260)					(175,851)	(190,585)	(186,940)
Eliminations | Restatement adjustment
Segment Reporting
Revenue											(29,800)	(30,800)
Corporate and unallocated
Segment Reporting
Operating loss	(17,692)				(8,664)					(36,843)	(26,147)	(14,922)
Depreciation, depletion and amortization	439				538					3,628	2,350	1,424
Capital Expenditures										962	9,899	6,157
Segment assets		$ 94,933				$ 99,490				$ 94,933	$ 99,490

Business Segments (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	May 31, 2013	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2011	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Segment Reporting
Sales	$ 147,744	$ 68,331	$ 190,236	$ 260,542	$ 157,981	$ 79,762	$ 213,887	$ 266,216	$ 146,069	$ 677,090	$ 705,934	$ 725,399
Revenue | Customer concentration
Segment Reporting
Number of major customers										1	1	2
Sales										$ 151,500	$ 98,200	$ 218,300

Condensed Issuer, Guarantor and Non Guarantor Financial Information (Details) (USD $) In Millions, unless otherwise specified	May 31, 2013	Feb. 28, 2013	Feb. 28, 2011 Restatement adjustment Revision of errors in income taxes, noncontrolling interest and certain other eliminating adjustments New Enterprise Stone & Lime Co., Inc.	Feb. 28, 2011 Restatement adjustment Revision of errors in income taxes, noncontrolling interest and certain other eliminating adjustments Non Guarantors	Feb. 28, 2011 Restatement adjustment Revision of errors in noncontrolling interest and certain other eliminating adjustments Eliminations
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Ownership interest in subsidiaries (as a percent)	100.00%	100.00%
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Net loss attributable to the reporting entity			$ 0.3		$ 1.5
Noncontrolling interest in net income				$ 1.2

Condensed Issuer, Guarantor and Non Guarantor Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	May 31, 2013	Feb. 28, 2013	May 31, 2012	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2010
Current assets
Cash and cash equivalents	$ 3,256	$ 9,534	$ 4,532	$ 15,032	$ 20,029	$ 10,773
Restricted cash	14,751	10,123		10,322
Accounts receivable	107,564	52,271		76,841
Inventories	124,812	125,144		132,195
Deferred income taxes	12,726	12,386		16,019
Other current assets	8,106	8,337		7,788
Total current assets	271,215	217,795		258,197
Property, plant and equipment, net	370,089	371,868		371,574
Goodwill	89,073	89,073		90,847
Other intangible assets	20,771	21,000		26,344
Other assets	29,459	34,452		29,360
Total assets	780,607	734,188		776,322
Current liabilities
Current maturities of long-term debt	9,708	11,342		7,538
Accounts payable - trade	55,829	20,608		27,558
Accrued liabilities	50,155	54,007		51,631
Total current liabilities	115,692	85,957		86,727
Long-term debt, less current maturities	622,738	566,645		521,475
Deferred income taxes	49,159	52,443		96,674
Other liabilities	30,226	36,733		21,578
Total liabilities	817,815	741,778		726,454
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	(39,390)	(9,483)		48,276
Noncontrolling interest	2,182	1,893		1,592
Total deficit	(37,208)	(7,590)		49,868	(53,070)	(98,872)
Total liabilities and deficit	780,607	734,188		776,322
New Enterprise Stone & Lime Co., Inc.
Current assets
Cash and cash equivalents	22	31	39	7,106	5,058	537
Restricted cash	1,051	1,174		1,379
Accounts receivable	91,380	39,128		61,891
Inventories	107,874	109,032		114,888
Deferred income taxes	11,750	11,425		14,912
Other current assets	6,622	6,992		7,434
Total current assets	218,699	167,782		207,610
Property, plant and equipment, net	349,483	350,656		345,461
Goodwill	83,228	83,228		85,002
Other intangible assets	8,159	8,093		10,904
Investment in subsidiaries	78,110	81,430		82,166
Intercompany receivables	965	279		280
Other assets	28,292	33,252		29,360
Total assets	766,936	724,720		760,783
Current liabilities
Current maturities of long-term debt	9,533	11,175		7,671
Accounts payable - trade	49,751	18,343		24,239
Accrued liabilities	34,273	37,640		38,594
Total current liabilities	93,557	67,158		70,504
Intercompany payables	18,664	19,984		16,310
Long-term debt, less current maturities	616,364	559,915		514,191
Obligations under capital leases, less current installments	8,071	7,589		7,285
Deferred income taxes	40,868	43,834		82,772
Other liabilities	29,449	35,723		21,445
Total liabilities	806,326	734,203		712,507
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	(39,390)	(9,483)		48,276
Total deficit	(39,390)	(9,483)		48,276
Total liabilities and deficit	766,936	724,720		760,783
Guarantor Subsidiaries
Current assets
Cash and cash equivalents	19	19	2	476	1,472	675
Restricted cash	105	105		102
Accounts receivable	16,170	13,129		14,933
Inventories	16,938	16,112		17,307
Deferred income taxes	976	961		1,107
Other current assets	1,401	1,317		326
Total current assets	35,609	31,643		34,251
Property, plant and equipment, net	20,606	21,212		25,947
Goodwill	5,845	5,845		5,845
Other intangible assets	12,612	12,907		15,440
Intercompany receivables	17,978	19,984		16,310
Other assets	1,167	1,200
Total assets	93,817	92,791		97,793
Current liabilities
Accounts payable - trade	6,080	2,044		3,166
Accrued liabilities	2,987	5,135		3,309
Total current liabilities	9,067	7,179		6,475
Deferred income taxes	8,291	8,609		13,902
Other liabilities	777	1,010		133
Total liabilities	18,135	16,798		20,510
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	75,682	75,993		77,283
Total deficit	75,682	75,993		77,283
Total liabilities and deficit	93,817	92,791		97,793
Non Guarantors
Current assets
Cash and cash equivalents	3,215	9,484	4,491	7,450	13,499	9,561
Restricted cash	13,595	8,844		8,841
Accounts receivable	215	14		17
Net investment in lease	647	634		610
Other current assets	83	28		28
Total current assets	17,755	19,004		16,946
Property, plant and equipment, net	7,424	7,589		7,451
Total assets	25,179	26,593		24,397
Current liabilities
Current maturities of long-term debt	822	801		477
Accounts payable - trade	199	221		153
Accrued liabilities	12,895	11,232		9,728
Total current liabilities	13,916	12,254		10,358
Intercompany payables	279	279		280
Long-term debt, less current maturities	6,374	6,730		7,284
Total liabilities	20,569	19,263		17,922
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	2,428	5,437		4,883
Noncontrolling interest	2,182	1,893		1,592
Total deficit	4,610	7,330		6,475
Total liabilities and deficit	25,179	26,593		24,397
Eliminations
Current assets
Accounts receivable	(201)
Net investment in lease	(647)	(634)		(610)
Total current assets	(848)	(634)		(610)
Property, plant and equipment, net	(7,424)	(7,589)		(7,285)
Investment in subsidiaries	(78,110)	(81,430)		(82,166)
Intercompany receivables	(18,943)	(20,263)		(16,590)
Total assets	(105,325)	(109,916)		(106,651)
Current liabilities
Current maturities of long-term debt	(647)	(634)		(610)
Accounts payable - trade	(201)
Total current liabilities	(848)	(634)		(610)
Intercompany payables	(18,943)	(20,263)		(16,590)
Obligations under capital leases, less current installments	(7,424)	(7,589)		(7,285)
Total liabilities	(27,215)	(28,486)		(24,485)
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	(78,110)	(81,430)		(82,166)
Total deficit	(78,110)	(81,430)		(82,166)
Total liabilities and deficit	$ (105,325)	$ (109,916)		$ (106,651)

Condensed Issuer, Guarantor and Non Guarantor Financial Information (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	May 31, 2013	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2011	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Revenue	$ 147,744	$ 68,331	$ 190,236	$ 260,542	$ 157,981	$ 79,762	$ 213,887	$ 266,216	$ 146,069	$ 677,090	$ 705,934	$ 725,399
Cost of revenue (exclusive of items shown separately below)	127,718				133,431					557,503	575,486	578,611
Depreciation, depletion and amortization	12,118				11,843					50,942	51,674	45,917
Intangible asset impairment										4,704	1,100
Pension and profit sharing	1,878				1,841					8,325	7,622	8,907
Selling, administrative and general expenses	19,413				17,682					77,138	64,511	61,547
(Gain) loss on disposals of property, equipment and software	152				(35)					323	808	(600)
Operating loss	(13,535)	(48,886)	1,977	31,735	(6,781)	(53,782)	22,319	37,397	(1,201)	(21,845)	4,733	31,017
Interest expense, net	(19,177)				(22,820)					(75,847)	(46,559)	(41,268)
Loss before income taxes	(32,712)				(29,601)					(97,692)	(41,826)	(10,251)
Income tax benefit	(3,475)				(11,487)					(41,558)	(16,397)	(4,478)
Net loss	(29,237)	(37,694)	(8,848)	8,522	(18,114)	(38,280)	5,680	11,733	(4,562)	(56,134)	(25,429)	(5,773)
Unrealized actuarial losses and amortization of prior service costs, net of income tax	69				77					(241)	(778)	173
Comprehensive loss	(29,168)				(18,037)					(56,375)	(26,207)	(5,600)
Less: Comprehensive income attributable to noncontrolling interest	(739)				(305)					(1,384)	(820)	(1,195)
Comprehensive loss attributable to New Enterprise Stone & Lime Co., Inc.	(29,907)	(38,452)	(9,167)	8,202	(18,342)	(39,440)	5,778	11,464	(4,829)	(57,759)	(27,027)	(6,795)
New Enterprise Stone & Lime Co., Inc.
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Revenue	125,738				148,256					593,624	638,256	647,564
Cost of revenue (exclusive of items shown separately below)	110,422				129,123					492,386	528,946	526,905
Depreciation, depletion and amortization	10,564				9,961					42,452	44,094	38,111
Intangible asset impairment										2,704
Pension and profit sharing	1,795				1,762					7,996	7,406	8,691
Selling, administrative and general expenses	16,679				15,677					66,261	54,307	51,579
(Gain) loss on disposals of property, equipment and software	138				(35)					193	808	(600)
Operating loss	(13,860)				(8,232)					(18,368)	2,695	22,878
Interest expense, net	(19,118)				(22,710)					(75,149)	(45,670)	(40,479)
Loss before income taxes	(32,978)				(30,942)					(93,517)	(42,975)	(17,601)
Income tax benefit	(3,322)				(10,812)					(36,735)	(16,292)	(3,049)
Equity in earnings of subsidiaries	(320)				1,711					(736)	434	7,584
Net loss	(29,976)				(18,419)					(57,518)	(26,249)	(6,968)
Unrealized actuarial losses and amortization of prior service costs, net of income tax	69				77					(241)	(778)	173
Comprehensive loss	(29,907)				(18,342)					(57,759)	(27,027)	(6,795)
Comprehensive loss attributable to New Enterprise Stone & Lime Co., Inc.	(29,907)				(18,342)					(57,759)	(27,027)	(6,795)
Guarantor Subsidiaries
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Revenue	23,212				21,620					86,563	80,369	82,742
Cost of revenue (exclusive of items shown separately below)	18,962				17,113					70,929	61,928	61,167
Depreciation, depletion and amortization	1,554				1,882					8,490	7,580	7,806
Intangible asset impairment										2,000	1,100
Pension and profit sharing	83				79					329	216	216
Selling, administrative and general expenses	3,004				2,249					10,509	9,587	9,628
(Gain) loss on disposals of property, equipment and software	14									130
Operating loss	(405)				297					(5,824)	(42)	3,925
Interest expense, net	(61)				(72)					(289)	(255)	(15)
Loss before income taxes	(466)				225					(6,113)	(297)	3,910
Income tax benefit	(153)				(675)					(4,823)	(105)	(1,429)
Net loss	(313)				900					(1,290)	(192)	5,339
Comprehensive loss	(313)				900					(1,290)	(192)	5,339
Comprehensive loss attributable to New Enterprise Stone & Lime Co., Inc.	(313)				900					(1,290)	(192)	5,339
Non Guarantors
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Revenue	2,416				1,978					7,714	6,378	6,971
Cost of revenue (exclusive of items shown separately below)	1,505				614					4,999	3,681	2,417
Selling, administrative and general expenses	74				100					368	617	340
Operating loss	837				1,264					2,347	2,080	4,214
Interest expense, net	(105)				(148)					(409)	(634)	(774)
Loss before income taxes	732				1,116					1,938	1,446	3,440
Net loss	732				1,116					1,938	1,446	3,440
Comprehensive loss	732				1,116					1,938	1,446	3,440
Less: Comprehensive income attributable to noncontrolling interest	(739)				(305)					(1,384)	(820)	(1,195)
Comprehensive loss attributable to New Enterprise Stone & Lime Co., Inc.	(7)				811					554	626	2,245
Eliminations
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Revenue	(3,622)				(13,873)					(10,811)	(19,069)	(11,878)
Cost of revenue (exclusive of items shown separately below)	(3,171)				(13,419)					(10,811)	(19,069)	(11,878)
Selling, administrative and general expenses	(344)				(344)
Operating loss	(107)				(110)
Interest expense, net	107				110
Equity in earnings of subsidiaries	320				(1,711)					736	(434)	(7,584)
Net loss	320				(1,711)					736	(434)	(7,584)
Comprehensive loss	320				(1,711)					736	(434)	(7,584)
Comprehensive loss attributable to New Enterprise Stone & Lime Co., Inc.	$ 320				$ (1,711)					$ 736	$ (434)	$ (7,584)

Condensed Issuer, Guarantor and Non Guarantor Financial Information (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2012	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Cash flows from operating activities	$ (36,253)	$ (41,955)	$ 20,030	$ 19,697	$ 47,503
Cash flows from investing activities
Capital expenditures	(9,491)	(14,775)	(42,394)	(35,392)	(31,777)
Capitalized software			(23)	(8,562)	(929)
Proceeds from sale of property and equipment	67	221	304	2,716	2,240
Change in cash value of life insurance	3,089	(2,573)	(3,333)	2,825	(962)
Change in restricted cash	(4,628)	125	199	(8,435)	(87)
Other investing activities					(34)
Net cash used in investing activities	(10,963)	(17,002)	(45,247)	(46,848)	(31,549)
Cash flows from financing activities
Proceeds from revolving credit	49,419	118,863	224,729	145,477	100,164
Repayment of revolving credit	(6,324)	(170,383)	(298,361)	(98,500)	(121,065)
Proceeds from issuance of long-term debt	481	268,535	268,641	12,398	250,000
Repayment of long-term debt	(1,091)	(152,768)	(155,202)	(29,133)	(219,180)
Payments on capital leases	(1,096)	(1,290)	(4,943)	(5,329)	(5,009)
Debt issuance costs		(14,062)	(14,062)	(1,663)	(9,967)
Distribution to noncontrolling interest	(451)	(438)	(1,083)	(1,096)	(1,641)
Net cash provided by financing activities	40,938	48,457	19,719	22,154	(6,698)
Net decrease in cash and cash equivalents	(6,278)	(10,500)	(5,498)	(4,997)	9,256
Cash and cash equivalents
Beginning of period	9,534	15,032	15,032	20,029	10,773
End of period	3,256	4,532	9,534	15,032	20,029
New Enterprise Stone & Lime Co., Inc.
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Cash flows from operating activities	(36,279)	(39,008)	13,575	12,829	34,057
Cash flows from investing activities
Capital expenditures	(8,718)	(14,358)	(39,259)	(32,093)	(24,399)
Capitalized software			(23)	(8,562)	(929)
Proceeds from sale of property and equipment	52	221	304	1,305	1,167
Change in cash value of life insurance	3,089	(2,573)	(3,333)	2,825	(962)
Change in restricted cash	123	126	205	399	(87)
Other investing activities					(25)
Net cash used in investing activities	(5,454)	(16,584)	(42,106)	(36,126)	(25,235)
Cash flows from financing activities
Proceeds from revolving credit	49,419	118,377	224,729	145,477	100,164
Repayment of revolving credit	(6,324)	(170,383)	(298,361)	(98,500)	(121,065)
Proceeds from issuance of long-term debt	481	268,535	268,641	12,398	250,000
Repayment of long-term debt	(756)	(152,652)	(154,548)	(27,038)	(218,424)
Payments on capital leases	(1,096)	(1,290)	(4,943)	(5,329)	(5,009)
Debt issuance costs		(14,062)	(14,062)	(1,663)	(9,967)
Net cash provided by financing activities	41,724	48,525	21,456	25,345	(4,301)
Net decrease in cash and cash equivalents	(9)	(7,067)	(7,075)	2,048	4,521
Cash and cash equivalents
Beginning of period	31	7,106	7,106	5,058	537
End of period	22	39	31	7,106	5,058
Guarantor Subsidiaries
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Cash flows from operating activities	758	(543)	2,681	1,875	7,111
Cash flows from investing activities
Capital expenditures	(773)	(417)	(3,135)	(3,299)	(7,378)
Proceeds from sale of property and equipment	15			421	1,073
Change in restricted cash			(3)	7
Other investing activities					(9)
Net cash used in investing activities	(758)	(417)	(3,138)	(2,871)	(6,314)
Cash flows from financing activities
Proceeds from revolving credit		486
Net cash provided by financing activities		486
Net decrease in cash and cash equivalents		(474)	(457)	(996)	797
Cash and cash equivalents
Beginning of period	19	476	476	1,472	675
End of period	19	2	19	476	1,472
Non Guarantors
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Cash flows from operating activities	2,268	(2,404)	3,774	6,193	6,335
Cash flows from investing activities
Proceeds from sale of property and equipment				990
Change in restricted cash	(4,751)	(1)	(3)	(8,841)
Net cash used in investing activities	(4,751)	(1)	(3)	(7,851)
Cash flows from financing activities
Repayment of long-term debt	(335)	(116)	(654)	(2,095)	(756)
Dividends paid	(3,000)			(1,200)
Distribution to noncontrolling interest	(451)	(438)	(1,083)	(1,096)	(1,641)
Net cash provided by financing activities	(3,786)	(554)	(1,737)	(4,391)	(2,397)
Net decrease in cash and cash equivalents	(6,269)	(2,959)	2,034	(6,049)	3,938
Cash and cash equivalents
Beginning of period	9,484	7,450	7,450	13,499	9,561
End of period	3,215	4,491	9,484	7,450	13,499
Eliminations
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Cash flows from operating activities	(3,000)			(1,200)
Cash flows from financing activities
Dividends paid	3,000			1,200
Net cash provided by financing activities	$ 3,000			$ 1,200

Unaudited Quarterly Financial Data (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	May 31, 2013	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2011	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Unaudited Quarterly Financial Data
Revenue	$ 147,744	$ 68,331	$ 190,236	$ 260,542	$ 157,981	$ 79,762	$ 213,887	$ 266,216	$ 146,069	$ 677,090	$ 705,934	$ 725,399
Operating income (loss)	(13,535)	(48,886)	1,977	31,735	(6,781)	(53,782)	22,319	37,397	(1,201)	(21,845)	4,733	31,017
Net income (loss)	(29,237)	(37,694)	(8,848)	8,522	(18,114)	(38,280)	5,680	11,733	(4,562)	(56,134)	(25,429)	(5,773)
Comprehensive income (loss) attributable to New Enterprise Stone & Lime Co., Inc.	$ (29,907)	$ (38,452)	$ (9,167)	$ 8,202	$ (18,342)	$ (39,440)	$ 5,778	$ 11,464	$ (4,829)	$ (57,759)	$ (27,027)	$ (6,795)

Subsequent Event (Details) (USD $)	3 Months Ended		0 Months Ended		3 Months Ended	0 Months Ended				3 Months Ended	12 Months Ended	0 Months Ended
	May 31, 2013	Mar. 15, 2012 ABL Facility	Sep. 07, 2012 ABL Facility Base rate	May 29, 2013 ABL Facility Amendment 3 item	May 31, 2013 ABL Facility Amendment 3	May 29, 2013 ABL Facility Amendment 3 LIBOR	May 29, 2013 ABL Facility Amendment 3 Base rate	May 29, 2013 ABL Facility Maximum Amendment 3	Mar. 04, 2013 Secured Notes	May 31, 2013 Secured Notes	Feb. 28, 2013 Secured Notes	May 29, 2013 Subsequent events ABL Facility Amendment 3 item	May 29, 2013 Subsequent events ABL Facility Amendment 3 LIBOR	May 29, 2013 Subsequent events ABL Facility Amendment 3 Base rate	May 29, 2013 Subsequent events ABL Facility Maximum Amendment 3	Mar. 04, 2013 Subsequent events Secured Notes
Subsequent Events
Interest form election period									12 months	12 months	12 months					12 months
Cash Interest Portion (as a percent)									5.00%	4.00%	4.00%					5.00%
PIK Interest Portion or PIK Interest (as a percent)									8.00%	9.00%	9.00%					8.00%
Accrued cash interest									$ 14,900,000							$ 14,900,000
Accrued PIK interest									23,600,000	29,200,000	23,300,000					23,600,000
Maximum borrowing capacity before amendment				170,000,000								170,000,000
Maximum borrowing capacity		170,000,000		145,000,000								145,000,000
Variable interest rate basis			base rate			LIBOR	base Rate						LIBOR	base Rate
Margin added to variable interest rate basis (as a percent)			0.75%			5.00%	3.00%						5.00%	3.00%
Interest rate, variable interest rate floor removed due to amendment						1.25%							1.25%
Reduction in facility as a result of disposition of collateral and unencumbered assets				1								1
Amount of disposition of collateral and unencumbered assets				1								1
Threshold for reduction in facility as a result of disposition of collateral and unencumbered assets								15,000,000							15,000,000
Number of non-employee directors in special committee				4								4
Fees to effect the third amendment												300,000
Unamortized deferred debt issuance costs expensed to interest expense	$ 700,000				$ 700,000							$ 700,000

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	May 31, 2013	Feb. 28, 2013	May 31, 2012	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2010
Current assets
Cash and cash equivalents	$ 3,256	$ 9,534	$ 4,532	$ 15,032	$ 20,029	$ 10,773
Restricted cash	14,751	10,123		10,322
Accounts receivable, less reserves of $4,584 and $3,515 respectively	107,564	52,271		76,841
Inventories	124,812	125,144		132,195
Deferred income taxes	12,726	12,386		16,019
Other current assets	8,106	8,337		7,788
Total current assets	271,215	217,795		258,197
Property, plant and equipment, net	370,089	371,868		371,574
Goodwill	89,073	89,073		90,847
Other intangible assets	20,771	21,000		26,344
Other assets	29,459	34,452		29,360
Total assets	780,607	734,188		776,322
Current liabilities
Current maturities of long-term debt	9,708	11,342		7,538
Accounts payable - trade	55,829	20,608		27,558
Accrued liabilities	50,155	54,007		51,631
Total current liabilities	115,692	85,957		86,727
Long-term debt, less current maturities	622,738	566,645		521,475
Deferred income taxes	49,159	52,443		96,674
Other liabilities	30,226	36,733		21,578
Total liabilities	817,815	741,778		726,454
Commitments and contingencies (Note 7)
Deficit
Accumulated deficit	(164,273)	(134,297)		(76,779)
Additional paid-in capital	126,962	126,962		126,964
Accumulated other comprehensive loss	(2,353)	(2,422)		(2,181)
Total New Enterprise Stone & Lime Co., Inc. deficit	(39,390)	(9,483)		48,276
Noncontrolling interest in consolidated subsidiaries	2,182	1,893		1,592
Total deficit	(37,208)	(7,590)		49,868	(53,070)	(98,872)
Total liabilities and deficit	780,607	734,188		776,322
Common Stock, Class A
Deficit
Common stock	1	1		21
Total deficit		1		21
Common Stock, Class B
Deficit
Common stock	273	273		251
Total deficit		$ 273		$ 251

Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	May 31, 2013	Feb. 28, 2013	Feb. 29, 2012
Accounts receivable, reserves (in dollars)	$ 4,584	$ 3,515	$ 3,259
Common Stock, Class A
Common stock, par value (in dollars per share)	$ 1	$ 1	$ 1
Common Stock, Class B
Common stock, par value (in dollars per share)	$ 1	$ 1	$ 1

Condensed Consolidated Statements of Comprehensive (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	May 31, 2013	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2011	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Revenue
Construction materials	$ 79,953				$ 86,346					$ 355,666	$ 361,843	$ 346,328
Heavy/highway construction	47,893				51,031					240,904	262,714	300,658
Traffic safety services and equipment	19,898				19,063					73,258	71,008	68,812
Other revenues					1,541					7,262	10,369	9,601
Total net revenue	147,744	68,331	190,236	260,542	157,981	79,762	213,887	266,216	146,069	677,090	705,934	725,399
Cost of revenue (exclusive of items shown separately below)
Construction materials	64,076				65,697					259,972	258,836	244,315
Heavy/highway construction	47,404				51,926					232,953	255,303	281,077
Traffic safety services and equipment	16,238				14,898					60,044	55,840	50,026
Other costs					910					4,534	5,507	3,193
Total cost of revenue	127,718				133,431					557,503	575,486	578,611
Depreciation, depletion and amortization	12,118				11,843					50,942	51,674	45,917
Pension and profit sharing	1,878				1,841					8,325	7,622	8,907
Selling, administrative and general expenses	19,413				17,682					77,138	64,511	61,547
Loss (gain) on disposals of property, equipment and software	152				(35)					323	808	(600)
Operating loss	(13,535)	(48,886)	1,977	31,735	(6,781)	(53,782)	22,319	37,397	(1,201)	(21,845)	4,733	31,017
Interest expense, net	(19,177)				(22,820)					(75,987)	(46,902)	(41,586)
Loss before income taxes	(32,712)				(29,601)					(97,692)	(41,826)	(10,251)
Income tax benefit	(3,475)				(11,487)					(41,558)	(16,397)	(4,478)
Net loss	(29,237)	(37,694)	(8,848)	8,522	(18,114)	(38,280)	5,680	11,733	(4,562)	(56,134)	(25,429)	(5,773)
Unrealized actuarial gains and amortization of prior service costs, net of income taxes	69				77					(241)	(778)	173
Comprehensive loss	(29,168)				(18,037)					(56,375)	(26,207)	(5,600)
Less: Comprehensive income attributable to noncontrolling interest	(739)				(305)					(1,384)	(820)	(1,195)
Comprehensive loss attributable to New Enterprise Stone & Lime Co., Inc.	$ (29,907)	$ (38,452)	$ (9,167)	$ 8,202	$ (18,342)	$ (39,440)	$ 5,778	$ 11,464	$ (4,829)	$ (57,759)	$ (27,027)	$ (6,795)

Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2012	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Reconciliation of net loss to net cash from operating activities
Net loss	$ (29,237)	$ (18,114)	$ (56,134)	$ (25,429)	$ (5,773)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation, depletion and amortization	12,118	11,843	50,942	51,674	45,917
Loss (gain) on disposals of property, equipment and software	152	(35)	323	808	(600)
Non-cash payment-in-kind interest accretion	5,862	4,969	23,348
Amortization and write-off of debt issuance costs	1,570	7,313	10,060	4,751	6,568
Deferred income taxes	(3,630)	(11,509)	(41,547)	(16,411)	(868)
Bad debt expense	1,117	813	1,035	2,196	985
Changes in assets and liabilities:
Accounts receivable	(56,410)	(43,464)	23,535	(11,665)	(8,270)
Inventories	333	(3,632)	4,643	(2,773)	(2,208)
Other assets	336	(867)	(1,359)	3,047	3,179
Accounts payable	35,221	14,457	(5,617)	11,684	2,724
Other liabilities	(3,685)	(3,729)	6,097	715	5,849
Net cash used in operating activities	(36,253)	(41,955)	20,030	19,697	47,503
Cash flows from investing activities
Capital expenditures	(9,491)	(14,775)	(42,394)	(35,392)	(31,777)
Proceeds from sale of property and equipment	67	221	304	2,716	2,240
Change in cash value of life insurance	3,089	(2,573)	(3,333)	2,825	(962)
Change in restricted cash	(4,628)	125	199	(8,435)	(87)
Net cash used in investing activities	(10,963)	(17,002)	(45,247)	(46,848)	(31,549)
Cash flows from financing activities
Proceeds from revolving credit	49,419	118,863	224,729	145,477	100,164
Repayment of revolving credit	(6,324)	(170,383)	(298,361)	(98,500)	(121,065)
Proceeds from issuance of long-term debt	481	268,535	268,641	12,398	250,000
Repayment of long-term debt	(1,091)	(152,768)	(155,202)	(29,133)	(219,180)
Payments on capital leases	(1,096)	(1,290)	(4,943)	(5,329)	(5,009)
Debt issuance costs		(14,062)	(14,062)	(1,663)	(9,967)
Distribution to noncontrolling interest	(451)	(438)	(1,083)	(1,096)	(1,641)
Net cash provided by financing activities	40,938	48,457	19,719	22,154	(6,698)
Net decrease in cash and cash equivalents	(6,278)	(10,500)	(5,498)	(4,997)	9,256
Cash and cash equivalents
Beginning of period	9,534	15,032	15,032	20,029	10,773
End of period	$ 3,256	$ 4,532	$ 9,534	$ 15,032	$ 20,029

Nature of Operations and Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Nature of Operations and Summary of Significant Accounting Policies
Nature of Operations and Summary of Significant Accounting Policies

1.              Nature of Operations and Summary of Significant Accounting Policies

Company Activities

New Enterprise Stone & Lime Co., Inc., a Delaware corporation, is a privately held, vertically integrated construction materials supplier and heavy/highway construction contractor in Pennsylvania and western New York and a national traffic safety services and equipment provider.  Founded in 1924, the Company operates in three segments based upon the nature of its products and services: construction materials, heavy/highway construction and traffic safety services and equipment.  As used herein, the terms (“we,” “us,” “our,” “NESL,” or the “Company”) refer to New Enterprise Stone & Lime Co., Inc., and/or one or more of its subsidiaries.  Almost all of our products are produced and consumed outdoors.  Normally, our highest sales and earnings are in the second and third fiscal quarters and our lowest are in the first and fourth fiscal quarters.  As a result of this seasonality, our significant net working capital items, which are accounts receivable, inventories, accounts payable - trade and accrued liabilities, are typically higher as of interim period ends compared to fiscal year end.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements and notes included in this report have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).  All adjustments (all of which are of a normal recurring nature) that are necessary for a fair presentation are reflected in the condensed consolidated financial statements.  The condensed consolidated financial statements do not include all of the information or disclosures required for a complete presentation in accordance with GAAP.  Accordingly, these unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements, including the notes thereto, included in the Company’s Annual Report on Form 10-K for the fiscal year ended February 28, 2013 filed with the Securities and Exchange Commission (“SEC”). The results for interim periods are not necessarily indicative of the results for a full fiscal year.

Principles of Consolidation

The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries and entities where the Company has a controlling equity interest. Intercompany balances and transactions have been eliminated in consolidation.

Reclassifications

Certain items previously reported in prior period financial statement captions have been conformed to agree with current presentation.

Use of Estimates

The preparation of the condensed consolidated financial statements requires management to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period.  Significant items subject to such estimates and assumptions include the carrying amount of property, plant and equipment; valuation of receivables, inventories, goodwill and other intangible assets; recognition of revenue and loss contract reserves under the percentage-of-completion method; assets and obligations related to employee benefit plans; asset retirement obligations; income tax valuation; and self-insurance reserves.  Actual results could differ from those estimates.

Cash and Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. Cash balances were restricted in certain consolidated subsidiaries for bond sinking fund and insurance requirements as well as collateral on outstanding letters of credit or rentals.

We use a cash pooling arrangement with a single financial institution with specific provisions for the right to offset positive and negative cash balances.  Accordingly, we classify net aggregate bank overdraft positions as other obligations within the current maturities of long-term debt as of May 31, 2013, based on the short-term nature of these positions.

Trade Accounts Receivable

Trade accounts receivable, less allowance for doubtful accounts, are recorded at the invoiced amount plus service charges related to past due accounts.  The Company’s total accounts receivable consisted of the following:

	May 31,	February 28,
(In thousands)	2013	2013

Costs and estimated earnings in excess of billings	$12,588	$4,265
Trade	96,153	48,392
Retainages	3,407	3,129
	112,148	55,786
Allowance for doubtful accounts	(4,584)	(3,515)
Accounts receivable, net	$107,564	$52,271

Costs and estimated earnings in excess of billings relate to revenue recognized and not yet billed due to contract terms.  State and local agencies often require several approvals to process billings or payments and this may cause a lag in payment times.

Inventories

Inventories are stated at the lower of cost or market.  Cost is determined using either first-in, first-out (“FIFO”) or weighted average method based on the applicable category of inventories.

The Company’s total inventory consists of the following:

	May 31,	February 28,
(In thousands)	2013	2013

Crushed stone, agricultural lime, and sand	$74,945	$76,927
Safety equipment	16,499	16,057
Parts, tires, and supplies	11,373	11,331
Raw materials	10,856	9,247
Concrete blocks	3,654	4,210
Building materials	4,214	3,921
Other	3,271	3,451
	$124,812	$125,144

Property, Plant and Equipment

Property, plant and equipment are carried at cost.  Assets under capital leases are stated at the lesser of the present value of minimum lease payments or the fair value of the leased item.  Provision for depreciation is generally computed over estimated service lives by the straight-line method.

The Company’s property, plant and equipment consist of the following:

	May 31,	February 28,
(In thousands)	2013	2013

Limestone and sand acreage	$144,076	$144,076
Land, buildings and building improvements	100,669	100,074
Crushing, prestressing, and manufacturing plants	327,449	326,066
Contracting equipment, vehicles and other	302,515	300,450
Construction in progress	9,501	5,680
Property, plant and equipment	884,210	876,346
Less: Accumulated depreciation and depletion	(514,121)	(504,478)
Property, plant and equipment, net	$370,089	$371,868

Depreciation expense was $11.1 and $10.8 million for three months ended May 31, 2013 and May 31, 2012 respectively.

Goodwill and Other Intangible Assets

Goodwill

The Company tests goodwill for impairment on an annual basis or more frequently if events or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.  There were no changes to the carrying value of goodwill during the three months ended May 31, 2013.  Management continues to monitor the impact of market and economic events to determine if it is more likely than not that the carrying value of these reporting units has been impaired.  The timing of a sustained recovery in the construction industry may have a significant effect on the fair value of our reporting units. A decrease in the estimated fair value of one or more of the Company’s reporting units as a result of changes in future earnings, interest rates, market trends and/or cash flows could result in the recognition of goodwill impairment.

In the fourth quarter of fiscal year 2013 we completed our annual goodwill impairment testing.  The estimated fair value of each of the reporting units was in excess of its carrying value, even after conducting various sensitivity analyses on key assumptions, such that no adjustment to the carrying values of goodwill was required.

Other Intangible Assets

Other intangible assets consist of technology, customer relationships and trademarks acquired in previous acquisitions. The technology is being amortized over a straight-line basis of 15 years. The customer relationships are being amortized on a straight-line basis over 20 years.  Beginning fiscal year 2014, our trademarks, which were previously considered indefinite lived, are being amortized over 30 and 50 years.

Amortization of intangible assets for each of the three months ended May 31, 2013 and May 31, 2012 was $0.2 million.

Other Assets

The Company’s long term other assets consist of the following:

	May 31,	February 28,
(In thousands)	2013	2013

Deferred financing fees (less current portion of $3,522 and $3,658, respectively)	$12,953	$14,523
Capitalized software (net of accumulated amortization of $1,314 and $1,080, respectively)	8,947	9,211
Cash surrender value of life insurance (net of loans of $3,204 and $0, respectively)	1,249	4,338
Deferred stripping costs	3,873	3,868
Other	2,437	2,512
Total other assets	$29,459	$34,452

On May 29, 2013, we entered into the third amendment to our asset-based revolving loan facility, which we refer to as  the ABL Facility, and as a result of the reduction in the maximum borrowings of the ABL Facility, the Company recognized $0.7 million of unamortized deferred financing fees as interest expense during the three months ended May 31, 2013.

New Accounting Standards

Recently Adopted Accounting Standards

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (Topic 220).  This ASU requires companies to provide information about the amounts reclassified out of accumulated other comprehensive income (“AOCI”) by component.  In addition, companies are required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period.  For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts.  This ASU does not change the current requirements for reporting net income or other comprehensive income in the financial statements.  This ASU was effective commencing with the three months ending May 31, 2013.  We adopted this standard on March 1, 2103, which did not have a material impact on our consolidated financial statements.

In July 2012, the FASB issued ASU No. 2012-02, Intangibles - Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment.  This ASU gives companies the option to first assess qualitative factors to determine whether it is more likely than not that the indefinite-lived intangible asset is impaired.  If it is determined that it is more likely than not the indefinite-lived intangible asset is impaired, a quantitative impairment test is required.  However, if it is concluded otherwise, the quantitative test is not necessary.  This ASU was effective commencing with the three months ending May 31, 2013.  We adopted this standard on March 1, 2103, which did not have a material impact on our consolidated financial statements.

1. Nature of Operations and Summary of Significant Accounting Policies

Company Activities

New Enterprise Stone & Lime Co., Inc., a Delaware corporation, is a leading privately held, vertically integrated construction materials supplier and heavy/highway construction contractor in Pennsylvania and western New York and a national traffic safety services and equipment provider. Founded in 1924, the Company operates in three segments based upon the nature of its products and services: construction materials, heavy/highway construction and traffic safety services and equipment. As used herein, the terms (“we,” “us,” “our,” “NESL,” or the “Company”) refer to New Enterprise Stone & Lime Co., Inc., and/or one or more of its subsidiaries.

Construction materials is comprised of aggregate production, including crushed stone and construction sand and gravel, hot mix asphalt production, ready mixed concrete production, and the production of concrete products, including precast/prestressed structural concrete components and masonry blocks. Heavy/highway construction includes heavy construction, blacktop paving and other site preparation services. The Company’s heavy/highway construction operations are primarily supplied with construction materials from our construction materials segment. Traffic safety services and equipment consists primarily of sales, leasing and servicing of general and specialty traffic control and work zone safety equipment and devices to industrial construction end-users.

Almost all of our products are produced and consumed outdoors. Normally, our highest sales and earnings are in the second and third fiscal quarters and our lowest are in the first and fourth fiscal quarters. As a result of this seasonality, our significant net working capital items, which are accounts receivable, inventories, accounts payable - trade and accrued liabilities, are typically higher as of interim period ends compared to fiscal year end.

Principles of Consolidation

The accompanying consolidated financial statements and notes included in this report have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of the Company and its wholly owned subsidiary companies, and their wholly owned subsidiary companies, and entities where the Company has a controlling equity interest. During fiscal year 2011, we consolidated various legal entities in order to simplify our legal structure. This consolidation did not affect our financial position, results of operations, or cash flows. The companies in the consolidated group as of February 28, 2013 and February 29, 2012 include New Enterprise Stone & Lime Co., Inc.; Gateway Trade Center Inc.; EII Transport Inc.; Protection Services Inc.; Work Area Protection Corp.; SCI Products Inc.; ASTI Transportation Systems, Inc.; Precision Solar Controls Inc.; Rock Solid Insurance Company; Kettle Creek Partners GP, LLC; and Kettle Creek Partners L.P.

The consolidated financial statements also include the accounts of South Woodbury, L.P., which is 99% owned by certain life insurance trusts, which insure the lives of the principal stockholders of the Company. The remainder is owned by the Company through a 1% general partnership interest owned by a wholly-owned entity of the Company, NESL II, LLC.

South Woodbury, L.P. owns an office building in Roaring Spring, PA and an office building that is being used as the Company’s corporate headquarters in New Enterprise, PA. The Company entered into the lease agreements on February 28, 2003. The original lease terms for both leases end on May 31, 2023 and the Company has one five-year option to extend each lease. The annual base rents for the Roaring Spring, PA and New Enterprise, PA office buildings are $0.4 million and $2.0 million respectively, which may be reset to a fair market rate, as defined in the agreements.

Intercompany balances and transactions have been eliminated in consolidation.

Investments in entities in which the Company has an ownership interest of 50% or less are accounted for by the equity method. Investments in affiliated companies consist of a 16.2% membership interest in Means To Go, LLC as of February 28, 2013.

Cash and Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. Cash balances were restricted in certain consolidated subsidiaries for bond sinking fund and insurance requirements as well as collateral on outstanding letters of credit or rentals.

In May 2012, the Company started using a cash pooling arrangement with a single financial institution with specific provisions for the right to offset positive and negative cash balances. Accordingly, the Company classifies net aggregate cash overdraft positions as other obligations within the current maturities of long-term debt as of February 28, 2013, based on the short-term nature of these positions.

Accounts Receivable

Trade accounts receivable, less allowance for doubtful accounts, are recorded at the invoiced amount plus service charges related to past due accounts. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable, including service charges. The Company determines the allowance based on historical write-off experience, specific identification based on a review of individual past due balances and their composition, and the nature of the customer. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Concentrations of Credit Risk

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company places its cash and temporary investments with high-quality financial institutions. At times, such balances and investments may be in excess of federally insured limits; however, the Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on cash and cash equivalents. The Company conducts business with various governmental entities within the Commonwealth of Pennsylvania. These entities include PennDOT, the Pennsylvania Turnpike Authority and various townships, municipalities, school districts and universities within Pennsylvania. The Company had $7.8 million and $4.6 million of accounts receivable from these governmental entities as of February 28, 2013 and February 29, 2012, respectively. The Company has not experienced any material losses with these governmental agencies and does not believe it is exposed to any significant credit risk on the outstanding accounts receivable balances.

Inventories

Inventories are stated at the lower of cost or market. Cost is determined using either first-in, first-out (“FIFO”) or weighted average method based on the applicable category of inventories. The Company also maintains an allowance for obsolete inventories, which is based on recent sales activity and usage of related items.

Rental Equipment

Rental equipment, primarily related to the Company’s safety products business, is recorded at cost and depreciated over the estimated useful lives of the equipment using the straight-line method. The range of estimated useful lives for rental equipment is two to three years.

Property, Plant and Equipment

Property, plant and equipment are carried at cost. Assets under capital leases are stated at the lesser of the present value of minimum lease payments or the fair value of the leased item. Provision for depreciation is generally computed over estimated service lives using the straight-line method.

The average depreciable lives by fixed asset category are as follows:

Land improvements	20 years
Buildings and improvements	8 - 40 years
Crushing, prestressing, and manufacturing plants	5 - 33 years
Contracting equipment	3 - 12.5 years
Trucks and autos	3 - 8 years
Office equipment	5 - 10 years

Depletion of limestone deposits is calculated over proven and probable reserves by the units of production method on a quarry-by-quarry basis.

Repairs and maintenance are charged to operations as incurred. Renewals or betterments, which materially add to the useful lives of property and equipment, are capitalized.

The Company capitalizes interest cost during the period assets are being constructed. Interest capitalized on construction in progress amounted to $0.1 million, $0.3 million and $0.1 million during fiscal years 2013, 2012 and 2011, respectively. We capitalized $0.3 million of interest cost related to our new enterprise resource planning system (“ERP”) during fiscal year 2012; no amounts were capitalized during fiscal years 2013 or 2011.

Goodwill and Goodwill Impairment

Goodwill is tested for impairment on an annual basis or more frequently whenever events or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. The impairment test for goodwill is a two-step process. Under the first step, the fair value of the reporting unit is compared with its carrying value. If the fair value of the reporting unit is less than its carrying value, an indication of impairment exists and the reporting unit must perform step two of the impairment test. Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed.

Our reporting units were determined based on our organization structure, considering the level at which discrete financial information for businesses is available and regularly reviewed The Company has three operating segments, which is the basis for determining its reporting units, organized around its three lines of business: (i) construction materials; (ii) heavy/highway construction; and (iii) traffic safety services and equipment. Construction materials include three reporting units within the operating segment based on geographic location. The operating segment of traffic safety services and equipment consists of one reporting unit within the segment based upon the similar economic characteristics of its operations.

The carrying value of each reporting unit is determined by assigning assets and liabilities, including goodwill, to those reporting units as of the measurement date. We use significant judgment in determining the most appropriate method to estimate the fair values of each of our reporting units. We estimate the fair values of the reporting units by considering the indicated fair values derived from both an income approach, which involves discounting estimated future cash flows and a market approach, which involves the application of revenue and earnings multiples of comparable companies.

We complete a discounted future cash flow model for each reporting unit based upon projected earnings before interest and taxes (“EBIT”). Under this approach, we calculate the fair value of each reporting unit based on the present value of its estimated future cash flow. In applying the discounted cash flow methodology, we rely on a number of factors, including future business plans, actual and forecasted operating results and market data. The significant assumptions in our discounted cash flow models include our estimates of future profitability, revenue growth rates, capital requirements and the discount rate. The profitability estimates used are derived from internal operating budgets and forecasts for long-term demand and pricing in our industry and markets. Any changes in key assumptions or management judgment with respect to a reporting unit or its prospects, which may result from a change in market conditions, market trends, interest rates or other factors outside of our control, or significant underperformance relative to historical or projected future operating results, could result in a significantly different estimate of the fair value of our reporting units, which could result in an impairment charge in the future. The discount rates utilized reflect market-based estimates of capital costs and discount rates adjusted for management’s assessment of a market participant’s view with respect to other risks associated with the projected cash flows and overall size of the individual reporting units. Our estimates are based upon assumptions we believe to be reasonable, but which by nature are uncertain and unpredictable.

We then supplement this analysis by also calculating a fair value of the reporting unit utilizing EBIT market multiples applicable to our industry and peer group, the data for which we develop internally and through third-party sources. If there is sufficient depth and availability of market comparables, we will take a weighted average approach of the two methods in calculating the fair value of a reporting unit. The weighting of these methods is subjective and based upon our judgment and our historical approach to calculating the fair value of a reporting unit.

Our annual goodwill impairment analysis takes place as of fiscal year end. As of February 28, 2013 and February 29, 2012, the estimated fair value of each of the reporting units was in excess of its carrying values even after conducting various sensitivity analyses on key assumptions, such that no adjustment to the carrying values of goodwill was required. As of February 28, 2013 the estimated fair value of each of the reporting units was in excess of 15% of carrying values except for our Traffic Safety Services and Equipment reporting unit, which was approximately 15%.

Other Intangible Assets

Other intangible assets consist of technology, customer relationships and trademarks acquired in previous acquisitions. The technology and customer relationships are being amortized over a straight-line basis of 15 and 20 years, respectively. Our intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.

The trademarks are considered to have an indefinite life and are not amortized but rather tested for impairment annually or whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be recoverable. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable based on a review of legal, regulatory, contractual, competitive, economic and other factors that limit the useful life of the asset. As a result of the Company’s review performed in combination with the annual impairment review completed as of February 28, 2013, the Company determined that factors had arisen which caused the Company to conclude that an indefinite useful life was no longer supportable. Beginning in fiscal year 2014, our trademarks will be amortized on a straight-line basis between 30 and 50 years. As a result, the Company recorded impairments of $2.0 million related to its Traffic Safety Services and Equipment reporting unit and $2.7 million related to its Construction Materials reporting unit. The remaining balance of our Traffic Safety Services and Equipment reporting unit’s trademark is $3.4 million and the remaining balance for our Construction Materials reporting unit’s trademark is $8.2 million as of February 28, 2013.

We use a variety of methodologies in conducting the impairment assessment of our intangible assets including discounted cash flow models, which are based on the assumptions the Company believes a hypothetical marketplace participants would use. For the intangible assets, other than goodwill, if the carrying amount exceeds the fair value, an impairment charge is recognized in an amount equal to that excess. The fair value measurements for the impairments were categorized within Level 3 of the fair value hierarchy.

Other Noncurrent Assets

Other noncurrent assets consist primarily of deferred financing fees, capitalized software, the cash surrender value of Company owned life insurance policies and deferred stripping costs. Deferred financing costs are amortized to interest expense over the terms of the associated credit agreements using the effective interest method of amortization. Capitalized software costs consist primarily of internal and external costs associated with the implementation of our ERP system. The amortizable lives of our capitalized software are 3 - 10 years. Deferred stripping costs consist of costs incurred during the development stage of a mine (pre-production stripping) and are expensed over the productive life of the mine using the units-of-production method.

Asset Retirement Obligations

The Company records the fair value of an asset retirement obligation, primarily for reclamation costs, as a liability in the period in which it incurs a legal obligation associated with the retirement of tangible long-lived assets. The associated asset retirement costs are capitalized as part of the underlying asset and depreciated over the estimated useful life of the asset. The liability is accreted through charges to operating expenses. If the asset retirement obligation is settled for other than the carrying amount of the liability, the Company will recognize a gain or loss on the settlement.

The Company is legally required to maintain reclamation bonds with the Commonwealth of Pennsylvania. The land reclamation obligation calculated by the Company is based upon the legal requirements for bond posting amounts and is adjusted for inflation and discounted using present value techniques at a credit-adjusted risk-free rate commensurate with the estimated years to settlement.

Revenue Recognition

We recognize revenue on construction contracts under the percentage-of-completion method of accounting, as measured by the cost incurred to date over estimated total cost. Our construction contracts are primarily fixed -price contracts.  The typical contract life cycle for these projects can be up to two to four years in duration. Changes in job performance, job conditions, estimated profitability and final contract settlements may result in revisions to revenues and costs Revenue from contract change orders is recognized when the owner has agreed to the change order with the customer and the related costs are incurred. We do not recognize revenue on basis of contract claims.  Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are identified. Contract costs include all direct material, labor, subcontract and other costs and those indirect costs related to contract performance, such as indirect salaries and wages, equipment repairs and depreciation, insurance and payroll taxes. Administrative and general expenses are charged to expense as incurred. Costs and estimated earnings in excess of billings on uncompleted contracts represent the excess of contract revenue recognized to date over billings to date. Billings in excess of costs and estimated earnings on uncompleted contracts represent the excess of billings to date over the amount of revenue recognized to date. As of February 28, 2013 and February 29, 2012, such amounts are included in accounts receivable (Note 3, “Accounts Receivable”) and accrued liabilities (Note 8, “Accrued Liabilities”), respectively, in the consolidated balance sheets.

The Company accounts for custom-built concrete products under the units-of-production method. Under this method, the revenue is recognized as the units are produced under firm contracts.

The Company generally recognizes revenue on the sale of construction materials and concrete products, other than custom-built concrete products, when the customer takes title and assumes risk of loss. Typically, this occurs when products are shipped.

The Company recognizes equipment rental revenue on a straight-line basis over the specific daily, weekly or monthly terms of the agreements. Revenues from the sale of equipment and contractor supplies are recognized at the time of delivery to, or pick-up by, the customer.

Other revenue consists of sales of miscellaneous materials, scrap and other products that do not fall into our other primary lines of business. The Company generally recognizes revenue when the customer takes title and assumes risk of loss, the price is fixed or determinable and collection is reasonably assured.

Self-Insurance

The Company is self-insured for workers’ compensation and health coverage, subject to specific retention levels. Self-insurance costs are accrued based upon the aggregate of the liability for reported claims and an estimated liability for claims incurred but not reported.

Fair Value

The Company determines fair value for its assets and liabilities in accordance with applicable accounting standards, which define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value determined is based on assumptions that market participants would use, including consideration of nonperformance risk. The carrying amounts of cash, restricted cash and cash equivalents, trade receivables, accounts payable, accrued expenses and short-term debt approximate fair value because of the short-term maturity of these financial instruments.

Impairment of Definite-Lived Long-Lived Assets

Long-lived assets, such as property, plant and equipment and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. The Company considers an asset group as the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets.  For our construction materials and heavy/highway construction operations, the lowest level of largely independent identifiable cash flows is at the regional level, which collectively serves a local market. Each region shares and allocates its material production, resources, equipment and business activity among the locations within the region in generating cash flows.  Our regions are i) Central Pennsylvania, ii) Chambersburg, Shippensburg, Gettysburg, Pennsylvania, iii) Lancaster, Pennsylvania, iv) Northeastern Pennsylvania and v) Western New York.  The construction materials regions' long-lived assets predominantly include limestone and sand acreage and crushing, prestressing equipment and manufacturing plants and the heavy/highway construction region’s long lived assets predominantly include contracting equipment and vehicles. The traffic safety services and equipment business, include two asset groups distinguished between its retail sales and distribution as one asset group and its manufacturing and assembly as the second asset group. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset group to estimated undiscounted future cash flows expected to be generated by the asset group. If the carrying amount of an asset group exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying amount exceeds the fair value of the asset group. Except for the trademark impairments discussed in “Other Intangible Assets” above, no other impairment charges were recorded.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. We record a valuation allowance to reduce our deferred tax assets to the amount that is more likely than not to be realized. We establish provisions for income taxes when, despite the belief that tax positions are fully supportable, there remain certain positions that do not meet the minimum probability threshold, as defined by the applicable accounting guidance, which is a tax position that is more likely than not to be sustained upon examination by the applicable taxing authority. In the normal course of business, the Company and its subsidiaries are examined by various federal, state and foreign tax authorities. We regularly assess the potential outcomes of these examinations and any future examinations for current and prior fiscal years in determining the adequacy of the provision for income taxes. Interest accrued related to unrecognized tax benefits and penalties related to income tax are both included as a component of the provision for taxes and adjust the income tax provision, the current tax liability and deferred taxes in the period during which the facts that give rise to a revision become known.

Use of Estimates

The preparation of the consolidated financial statements requires management to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Significant items subject to such estimates and assumptions include the carrying amount of property, plant and equipment; valuation of receivables, inventories, goodwill and other intangible assets; recognition of revenue and loss contract reserves under the percentage-of-completion method; assets and obligations related to employee benefit plans; asset retirement obligations; income tax valuation; and self-insurance reserves. Actual results could differ from those estimates.

New Accounting Standards

Recently Issued Accounting Standards

In July 2012, the FASB issued ASU No. 2012-02, Intangibles - Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. This ASU gives companies the option to first assess qualitative factors to determine whether it is more likely than not that the indefinite-lived intangible asset is impaired. If it is determined that it is more likely than not the indefinite-lived intangible asset is impaired, a quantitative impairment test is required. However, if it is concluded otherwise, the quantitative test is not necessary. This ASU will be effective commencing with the three months ending May 31, 2013. We do not expect the adoption of this ASU to have a material impact on our consolidated financial statements.

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (Topic 220). This ASU requires companies to provide information about the amounts reclassified out of accumulated other comprehensive income (“AOCI”) by component. In addition, companies are required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. This ASU does not change the current requirements for reporting net income or other comprehensive income in the financial statements. This ASU will be effective commencing with the three months ending May 31, 2013. We do not expect the adoption of this ASU to have a material impact on our consolidated financial statements.

Recently Adopted Accounting Standards

In May, 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in this update result in common fair value measurement and disclosure requirements in GAAP and International Financial Reporting Standards (“IFRSs”) and change the wording used to describe many of the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. For many of the requirements, it is not intended for the amendments to result in a change in the application of the requirements in Topic 820. Some of the amendments clarify the intent about the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. We adopted this standard on March 1, 2012, which did not have a material impact on the consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This update also eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments in this update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. We adopted this standard on March 1, 2012, which did not have a material impact on the consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment, which amends the goodwill impairment testing guidance in ASC 350-20, Goodwill. Under the amended standard, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under these amendments, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment. The amendments in this ASU are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. We adopted this standard on March 1, 2012, which did not have a material impact on the consolidated financial statements.

Reclassifications

Certain items previously reported in prior period financial statement captions have been conformed to agree with the current presentation.

Risks and Uncertainties	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Risks and Uncertainties
Risks and Uncertainties

2.              Risks and Uncertainties

Our business is heavily impacted by several factors which are outside the control of management, including the overall health of the economy, the level of commercial and residential construction, the level of federal, state and local publicly funded construction projects and seasonal variations generally attributable to weather conditions.  These factors impact the amount and timing of our revenues and our overall performance.

We believe we have sufficient financial resources, including cash and cash equivalents, cash from operations and amounts available for borrowing under our ABL Facility, to fund our business and operations for at least the next twelve months, including capital expenditures and debt service obligations. However, in the past we have failed to meet certain operating performance measures as well as the financial covenant requirements set forth under our previous credit facilities and our ABL Facility, which resulted in the need to obtain several amendments, and should we fail in the future to meet certain covenants as applicable, we cannot guarantee that we will be able to obtain such amendments. A failure to obtain such amendments could result in an acceleration of our indebtedness under the ABL Facility and a cross default under our other indebtedness, including the Company’s $250.0 million 11% senior notes due 2018 (the “Notes”) and the Company’s $265.0 million 13% senior secured notes due 2018 (the “Secured Notes”). If the lenders were to accelerate the due dates of our indebtedness or if current sources of liquidity prove to be insufficient, there can be no assurance that the Company would be able to repay or refinance such indebtedness or to obtain sufficient funding.  This could require the Company to restructure or alter its operations and capital structure.  Refer to Note 4 for disclosure of recent changes to the ABL facility.

We were required to register and exchange the Secured Notes by March 10, 2013 or be subject to penalty interest. Since the exchange has not yet been completed, penalty interest is 25 basis points for the first 90 days and each 90 days thereafter until the aggregate penalty interest rate reaches 1% and will remain at 1% until we complete the exchange of the Secured Notes.

2. Risks and Uncertainties

Our business is heavily impacted by several factors which are outside the control of management, including the overall health of the economy, the level of commercial and residential construction, the level of federal, state and local publicly funded construction projects and seasonal variations generally attributable to weather conditions. These factors impact the amount and timing of our revenues and our overall performance.

On March 15, 2012, the Company completed the sale of $265.0 million in 13.0% senior secured notes due 2018 (the “Secured Notes”). In connection with the sale of the Secured Notes, we also entered into the ABL Facility. We utilized the proceeds from the sale of the Secured Notes and the ABL Facility to prepay all amounts outstanding under our prior credit agreement and certain other debt.

The ABL Facility contained a covenant that required us to deliver our fiscal year 2012 annual financial statements to the lender by May 29, 2012. On September 7, 2012, we entered into the first amendment to the ABL Facility to change the required delivery date of the fiscal year 2012 annual financial statements and the required delivery dates of the fiscal year 2013 first and second quarter results and financial statements. Subsequent to the date of the first amendment, we required multiple extensions of time and ultimately filed our fiscal year 2012 annual financial statements, our fiscal year 2013 first and second quarter results and financial statements on December 15, 2012, January 1, 2013 and February 28, 2013, respectively.

As part of the first amendment entered into on September 7, 2012, the borrowing base formula under the ABL Facility became subject to adjustment based on the most recent Fixed Charge Coverage Ratio. If the Fixed Charge Coverage Ratio based on the most recently delivered financial statements is less than 1.0 to 1.0, the borrowing base will be equal to the sum of (a) the lesser of (i) $56.0 million (from $65.0 million) and (ii) 65% (from 75%) of the appraised value of the eligible real property plus (b) 70% (from 85%) of the outstanding balance of eligible accounts receivable plus (c) 40% (from 60%) of eligible inventory, minus (d) reserves imposed by the agent of the ABL Facility in the exercise of reasonable business judgment from the perspective of a secured asset-based lender, minus (e) reserves imposed by the agent to the ABL Facility with respect to branded inventory in its sole discretion. The Company was subject to the adjusted borrowing base calculation as of February 28, 2013 due to its Fixed Charge Coverage Ratio being below 1.0 to 1.0. The first amendment also added a 1.25% floor to LIBOR for purposes of determining the interest rate applicable to LIBOR based borrowings, which was later removed as discussed below.

In connection with the first amendment we also agreed with M&T that, in the event M&T was unable to reduce its final participation in the ABL Facility to no more than $75.0 million during the primary syndication of the ABL Facility by December 15, 2012, M&T would be entitled to add or modify certain terms of the ABL Facility that were previously prohibited from being added or modified, including but not limited to the advance rates, and certain covenants and the interest and fees payable. M&T has not syndicated the ABL Facility as of the balance sheet date and M&T has not modified the terms of the ABL Facility.

On December 7, 2012, we entered into the second amendment to the ABL Facility to change the required delivery date of our fiscal year 2013 third quarter results and financial statements. Subsequent to the date of the second amendment, we required an extension of time and ultimately filed our third quarter results and financial statements on April 1, 2013. There can be no guarantee the Company will not need to obtain similar amendments in the future. A failure to obtain such an amendment could result in an acceleration of our indebtedness under the ABL Facility and a cross-default under our other indebtedness, including the Notes and Secured Notes. See further discussion of the ABL Facility and other effects of the first amendment in Note 9, “Long-Term Debt.”

On May 29, 2013, we entered into the third amendment to the ABL Facility, which provided increased short-term borrowing availability. As part of the third amendment, we agreed to the following revised terms: (i) the aggregate overall amount of the ABL Facility was reduced from $170.0 million to $145.0 million; (ii) through November 30, 2014, we are no longer required to maintain minimum excess availability (as defined in the ABL Facility); (iii) the interest rate margin added to applicable LIBOR based borrowings has increased to a fixed 5%; (iv) the interest rate margin added to applicable Base Rate borrowings has increased to a fixed 3%; (v) the 1.25% floor applicable to LIBOR based borrowings has been removed; and (vi) to the extent that we dispose of assets that are ABL Priority Collateral and certain unencumbered assets, the net cash proceeds will be used to prepay outstanding borrowings under the ABL Facility and the overall ABL Facility will be reduced by $1 for each $1 of assets sold up to $15 million.

In connection with the third amendment, we also agreed with M&T that our board of directors will create a special committee consisting of our four non-employee directors, which we refer to as the special committee, that will engage an advisor to develop a business plan that focuses on cost reductions and operational efficiencies, which we refer to as the Plan.  Upon the approval of the Plan by a majority of the members of the special committee, the Plan will be submitted to the entire board of directors for approval.  The vote of more than seven directors will be required to reject the Plan.  The Plan must also be reasonably acceptable in scope, timing and process to M&T.  Once the Plan is approved by the board of directors, the special committee will be authorized to oversee the implementation of the Plan by our management.

The third amendment did not change other significant terms of the ABL Facility such as the maturity, borrowing base formula, and covenants, as applicable.

The Company agreed to pay $0.3 million in fees to effect the third amendment to the ABL Facility and as a result of the reduction in the maximum borrowings of the ABL Facility the Company will also expense $0.7 million of unamortized deferred debt issuance costs to interest expense.

On September 5 and 6, 2012 the Company received notices of default from the trustee under our Secured Notes and our 11% senior notes due 2018 (the “Notes”), respectively. The notices of default were related to the Company’s inability to provide the trustee with copies of the Company’s 2012 10-K and Quarterly Report on Form10-Q for the period ended May 31, 2012 in a timely manner as required by the underlying indentures. In accordance with the terms and conditions of the underlying indentures, the Company had 120 days from the date of those notices to cure such default by complying with its reporting requirements and related filings. The Company filed its 2012 10-K and its Quarterly Report on Form 10-Q for the period ended May 31, 2012 within the 120 day period and therefore has cured such defaults under the indentures. On January 14, 2013, the Company received a notice of default from the trustee under the indentures for the Secured Notes and Notes due to the Company’s inability to provide its Quarterly Report on Form 10-Q for the second fiscal quarter ended August 31, 2012 in compliance with the indentures. We filed our Quarterly Report on Form 10-Q for the second fiscal quarter ended August 31, 2012 within the 120 day period and therefore cured such default under the indentures.

We believe we have sufficient financial resources, including cash and cash equivalents, cash from operations and amounts available for borrowing under our ABL Facility, to fund our business and operations for at least the next twelve months, including capital expenditures and debt service obligations. However, in the past we have failed to meet certain operating performance measures as well as the financial covenant requirements set forth under our previous credit facilities and our ABL Facility, which resulted in the need to obtain several amendments, and should we fail in the future, we cannot guarantee that we will be able to obtain such amendments. A failure to obtain such amendments could result in an acceleration of our indebtedness under the ABL Facility and a crossdefault under our other indebtedness, including the Notes and Secured Notes. If the lenders were to accelerate the due dates of our indebtedness or if current sources of liquidity prove to be insufficient, there can be no assurance that the Company would be able to repay or refinance such indebtedness or to obtain sufficient funding. This could require the Company to restructure or alter its operations and capital structure.

We were required to register and exchange the Secured Notes by March 10, 2013 or be subject to penalty interest. The penalty interest is 25 basis points for the first 90 days and each 90 days until it reaches 1% and will remain at 1% until we complete the registration of the Secured Notes. We have not currently registered the Secured Notes.

Accrued Liabilities	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Accrued Liabilities
Accrued Liabilities

3.              Accrued Liabilities

Accrued liabilities consisted of the following:

	May 31,	February 28,
(In thousands)	2013	2013

Insurance	$21,588	$19,715
Interest	10,127	18,962
Payroll and vacation	9,393	8,281
Other	2,354	3,671
Withholding taxes	3,375	1,640
Billings in excess of costs and estimated earnings on uncompleted contracts	3,075	1,529
Contract expenses	243	209
Total accrued liabilities	$50,155	$54,007

8. Accrued Liabilities

The Company’s accrued liabilities consist of the following:

	February 28,	February 29,
(In thousands)	2013	2012
Interest	$18,962	$14,055
Insurance	19,715	18,353
Payroll and vacation	8,281	8,496
Other	3,671	3,482
Withholding taxes	1,640	2,862
Billings in excess of costs and estimated earnings on uncompleted contracts	1,529	255
Contract expenses	209	518
Deferred acquisition liability	—	3,610
Total accrued liabilities	$54,007	$51,631

Long-Term Debt	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Long-Term Debt
Long-Term Debt

4.              Long-Term Debt

	May 31,	February 28,
(In thousands)	2013	2013

ABL Facility	$68,733	$24,314
Notes due 2018	250,000	250,000
Secured Notes due 2018	289,387	276,925
Land, equipment and other obligations	17,071	19,005
Obligations under capital leases	7,255	7,743
Total debt	632,446	577,987
Less: Current portion	(9,708)	(11,342)
Total long-term debt	$622,738	$566,645

Asset-Based Loan Facility

Original Terms

On March 15, 2012, the Company entered into the ABL Facility with M&T, as the issuing bank, a lender, the swing lender, the agent and the arranger.  The ABL Facility originally provided for maximum borrowings on a revolving basis of up to $170.0 million from time to time for general corporate purposes, including working capital.  As discussed below, as a result of the third amendment to the ABL Facility, a maximum of $145.0 million may be borrowed under the ABL Facility.  The ABL Facility includes a $15.0 million letter of credit sub-facility and a $20.0 million swing line sub-facility for short-term borrowings. The ABL Facility will mature on March 15, 2017.  We classify borrowings under the ABL Facility as long-term due to our ability to maintain such borrowings on a long-term basis.

Borrowings under the ABL Facility (except swing line loans) bear interest at a rate per annum equal to, at the Company’s option, either (a) a base rate or (b) a LIBOR rate, in each case plus an applicable margin.  Swing line loans bear interest at the base rate plus the applicable margin. The LIBOR margin for the ABL Facility is fixed at 5.00% (as of the date of the third amendment, discussed below) and the base rate margin is fixed at 3.00% (as of the date of the third amendment, discussed below).  The ABL Facility also contains a commitment fee that is tied to the quarterly average Excess Availability, as defined in the ABL Facility Agreement as the borrowing base less the sum of letter of credit obligations and outstanding loans thereunder. The commitment fee ranges from 0.25% to 0.625%.  From the commencement of the ABL Facility Agreement until September 7, 2012 (date of the first amendment, discussed below), the LIBOR margin was 2.75%, the base rate margin was 0.75% and the commitment fee was 0.50%.

Borrowings under the ABL Facility are guaranteed on a full and unconditional and joint and several basis by certain of the Company’s existing and future domestic subsidiaries and are secured, subject to certain permitted liens, by first-priority liens on the ABL Priority Collateral and by second-priority liens on the collateral securing the Secured Notes on a first-priority basis, except for certain real property.

Availability of ABL Facility and Covenants

The ABL Facility includes affirmative and negative covenants that, subject to significant exceptions, limit our ability and the ability of our guarantors to undertake certain actions, including, among other things, limitations on (i) the incurrence of indebtedness and liens, (ii) asset sales, (iii) dividends and other payments with respect to capital stock, (iv) acquisitions, investments and loans, (v) affiliate transactions, (vi) altering the business, (vii) issuances of equity that have mandatory redemption or put rights prior to the maturity of the ABL Facility and (viii) providing negative pledges to third parties.  As of May 31, 2013, the Company was in compliance with these affirmative and negative covenants.

Prior to the third amendment to the ABL Facility, if the Company had less than $25.0 million of availability under the ABL Facility at any point in time, it would be obligated to comply with a fixed charge coverage ratio.  The third amendment to the ABL Facility, among other things, reduced the minimum excess availability threshold for the fixed charge coverage ratio until November 30, 2014, effectively increasing the Company’s short-term borrowing availability by allowing it to borrow up to the entire amount of the ABL Facility without needing to comply with a fixed charge coverage ratio.

If at any time after November 30, 2014 Excess Availability is less than the greater of (i) $25.0 million or (ii) 15% of the lesser of the commitments and the borrowing base, the Company must comply with a minimum fixed charge coverage ratio test of at least 1.0 to 1.0 for the immediately preceding four fiscal quarters or twelve consecutive months, as applicable.  As of May 31, 2013, the Company’s Fixed Charge Coverage Ratio was below 1.0 to 1.0. The practical result will be that after November 30, 2014, so long as our fixed charge coverage ratio as calculated pursuant to the covenant remains less than 1.0 to 1.0, our available borrowings under the ABL Facility will be reduced by $25.0 million.

A fixed charge covenant ratio is also used to determine what advance rates apply in calculating the borrowing base under the ABL Facility, as well as whether the Company can make certain investments, acquisitions, restricted payments, repurchases or increases in the amount of cash interest payments on other indebtedness.  As part of the first amendment to the ABL Facility entered into on September 7, 2012, the borrowing base formula under the ABL Facility became subject to adjustment based on the most recent fixed charge coverage ratio. If the calculation of the fixed charge coverage ratio is less than 1.0 to 1.0, the borrowing base will be equal to the sum of (a) the lesser of (i) $56.0 million (from $65 million) and (ii) 65% (from 75%) of the appraised value of the eligible real property, plus (b) 70% (from 85%) of the outstanding balance of eligible accounts receivable plus, (c) 40% (from 60%) of eligible inventory, minus (d) reserves imposed by the agent of the ABL Facility in the exercise of reasonable business judgment from the perspective of a secured asset-based lender, minus (e) reserves imposed by the agent to the ABL Facility with respect to branded inventory in its sole discretion.

The applicability of the Company’s fixed charge coverage ratio is conditional upon reaching the minimum excess availability.  As a result of the third amendment, the Company has a minimum excess availability of zero (reduced from $25.0 million) until November 30, 2014, effectively eliminating the need to comply with a fixed charge coverage ratio.  After this date, the Company may be subject to a fixed charge coverage ratio of 1.0 to 1.0, if its minimum excess availability reaches $25.0 million.

Amendment of ABL Facility

The ABL Facility contained a covenant that required us to deliver our fiscal year 2012 annual financial statements to the lender by May 29, 2012. On September 7, 2012, we entered into the first amendment to the ABL Facility to change the required delivery date of our audited February 29, 2012 financial statements and the required delivery date of our first and second quarter results and financial statements.  Subsequent to the date of the first amendment, we required multiple extensions of time and ultimately filed our audited February 29, 2012 financial statements, our fiscal year 2013 first and second quarter results and financial statements on December 15, 2012, January 1, 2013 and February 28, 2013, respectively.

As part of the first amendment to the ABL Facility entered into on September 7, 2012, the borrowing base formula under the ABL Facility became subject to adjustment based on the most recent Fixed Charge Coverage Ratio as described above.  We were subject to the adjusted borrowing base calculation as of February 28, 2013 and May 31, 2013.  The first amendment added a 1.25% floor to LIBOR for purposes of determining the interest rate applicable to LIBOR based borrowings, which was later removed in the third amendment discussed below.

In connection with the first amendment to the ABL Facility, we also agreed with M&T that, in the event M&T is unable to reduce its final participation in the ABL Facility to no more than $75.0 million during the primary syndication of the ABL Facility by December 15, 2012, M&T would be entitled to add or modify terms of the ABL Facility that were previously prohibited from being added or modified, including but not limited to the advance rates, certain covenants and the interest and fees payable. As of May 31, 2013, M&T has not syndicated the ABL Facility and has not modified the terms of the ABL Facility.  See the discussion below concerning the potential modifications by M&T.

On December 7, 2012, we entered into the second amendment to the ABL Facility to change the required delivery date of our third quarter results and financial statements. Subsequent to the date of the second amendment, we required an extension of time and ultimately filed our third quarter results and financial statements on April 1, 2013. There can be no guarantee that the Company will not need to obtain similar amendments in the future. A failure to obtain such amendment could result in an acceleration of the Company’s indebtedness under the ABL Facility and a cross-default under the Company’s other indebtedness, including the Notes and Secured Notes.

On May 29, 2013, we entered into the third amendment to the ABL Facility.  As discussed above, prior to the third amendment, if the Company had less than $25.0 million of availability under the ABL Facility at any point in time, it would be obligated to comply with a fixed charge coverage ratio.  The third amendment, among other things, reduced the minimum excess availability to zero until November 30, 2014, effectively increasing the Company’s short-term borrowing availability by allowing it to borrow up to the entire amount of the ABL Facility without needing to comply with a fixed charge coverage ratio. The Company also agreed to the following additional amendments to the ABL Facility in the third amendment: (i) the aggregate overall amount available for borrowing under the ABL Facility was reduced from $170.0 million to $145.0 million; (ii) the interest rate margin added to applicable LIBOR based borrowings was increased to a fixed 5%; (iii) the interest rate margin added to applicable Base Rate borrowings was increased to a fixed 3%; (iv) the 1.25% floor applicable to LIBOR based borrowings was removed; and (v) to the extent that the Company disposes of assets that are ABL priority collateral and certain unencumbered assets, the net cash proceeds will be used to prepay outstanding borrowings under the ABL Facility and the overall ABL Facility will be reduced by $1 for each $1 of assets sold up to $15 million.  The third amendment did not change other significant terms of the ABL Facility such as the maturity, borrowing base formula, and covenants, as applicable.  Although the overall commitment was reduced from $170.0 million to $145.0 million, because the Company’s borrowing base was below $145.0 million at the time of the third amendment, such reduction had no impact on the Company’s short-term ability to borrow under the ABL Facility.

In connection with the third amendment, we also agreed with M&T that our board of directors will create a special committee consisting of our four non-employee directors, which we refer to as the special committee, that will engage an advisor to develop a business plan that focuses on cost reductions and operational efficiencies, which we refer to as the Plan. Upon the approval of the Plan by a majority of the members of the special committee, the Plan will be submitted to the entire board of directors for approval. The vote of more than seven directors will be required to reject the Plan. The Plan must also be reasonably acceptable in scope, timing and process to M&T. Once the Plan is approved by the board of directors, the special committee will be authorized to oversee the implementation of the Plan by our management.

Potential Modification by M&T

In connection with the first amendment to the ABL Facility described above, in order to facilitate the syndication of the ABL Facility amongst additional lenders, the Company and M&T agreed that if M&T were unable to reduce its final loan commitments under the ABL Facility to no more than $75.0 million prior to December 15, 2012, M&T would be entitled to add to or modify the terms of the ABL Facility on a unilateral basis, including but not limited to adjusting the advance rates, adding or modifying certain covenants and increasing the interest and fees payable in order to facilitate its syndication efforts. In connection with such modifications, there is no limit or ceiling to the interest rate M&T could charge. Notwithstanding these rights, M&T would not be able to do the following without the Company’s consent:

·	reduce the ABL Facility’s total amount to less than $170.0 million (as discussed above, this has been reduced to $145.0 million due to the third amendment);
·	impose a permanent fixed charge coverage ratio;
·	cause the springing fixed charge coverage ratio covenant in the ABL Facility to be greater than 1.00 to 1.00;
·	add a senior or total debt to EBITDA covenant with a less than 20% cushion from management projections;
·	add a net worth covenant with a less than 20% cushion from management projections;
·

restrict the Company’s ability to incur additional permitted indebtedness and related permitted liens for capital leases, purchase debt and sale-leaseback transactions to less than $35.0 million in the aggregate at any time;

·

if the Company’s fixed charge coverage ratio is 1.00 to 1.00 or greater, cause the advance rate for (a) eligible inventory to be less than 60%; (b) eligible accounts to be less than 85%; or (c) eligible real property to be less than the lower of (1) 75% of the appraised value thereof and (2) $65.0 million;

·

if the Company’s fixed charge coverage ratio is less than 1.00 to 1.00, cause the advance rate for (a) eligible inventory to be less than 40%; (b) eligible accounts to be less than 70%; or (c) eligible real property to be less than the lower of (1) 75% of the appraised value thereof and (2) $56.0 million; or

·	require that any of (a) Rock Solid Insurance Company, (b) South Woodbury L.P., (c) NESL II, LLC, (d) Kettle Creek Partners L.P. or (e) Kettle Creek Partners G.P., LLC guaranty the ABL Facility.

As of May 31, 2013, despite M&T’s inability to successfully syndicate the ABL Facility, the terms of the ABL Facility have not been modified by M&T.  However, should M&T choose to exercise its right to add or modify terms of the ABL Facility, borrowings under the ABL Facility may be subject to terms less favorable than the current terms of the ABL Facility which could negatively impact our financial position, cash flows and results of operations. Furthermore, such modifications may require us to renegotiate the terms of the ABL Facility or obtain additional financing. We may not be able to obtain such modifications or additional financing on commercially reasonable terms or at all. If we are unable to obtain such modifications or additional financing, we would have to consider other options, such as the sale of certain assets, sales of equity, and negotiations with our lenders to restructure our debt. The terms of our indebtedness may restrict, or market or business conditions may limit, our ability to do any or all of these things.

Interest Rate and Availability

As of May 31, 2013, the weighted average interest rate on the ABL Facility was 4.0%.  The effective interest rate, including all fees, for the ABL Facility was approximately 6.2% for fiscal year 2013. As discussed above, we recently amended our ABL Facility to fix the interest rate margin added to LIBOR based borrowings at 5.0%, fix the interest rate margin added to base rate borrowings at 3.0% and remove the 1.25% floor applicable to LIBOR based borrowings.

As of May 31, 2013, we had borrowed $68.7 million under the ABL Facility with $64.6 million available. As discussed above, we recently amended our ABL Facility to, among other things, reduce the overall commitment to $145.0 million and waive the $25.0 million minimum excess availability threshold for the fixed charge coverage ratio until November 30, 2014.

The third amendment did not change other significant terms of the ABL Facility such as the maturity, borrowing base formula, and covenants, as applicable.

The Company paid $0.3 million in fees to effect the third amendment to the ABL Facility and as a result of the reduction in the maximum borrowings of the ABL Facility the Company also recognized $0.7 million of unamortized deferred financing fees as interest expense during the three months ended May 31, 2013.

Notes Due 2018

In August 2010, the Company sold $250.0 million aggregate principal amount of the Notes.  Interest on the Notes is payable semi-annually in arrears on March 1 and September 1 of each year.  The proceeds from the issuance of Notes were used to pay down debt.

At any time prior to September 1, 2014, the Company may redeem all or part of the Notes at a redemption price equal to 100.0% of the principal amount plus accrued and unpaid interest and an applicable “make-whole” premium which is set forth in the indenture governing the Notes. On or after September 1, 2014, the Company may redeem all or a part of the Notes at the redemption prices (expressed as percentages of principal amount) set forth below plus accrued and unpaid interest if redeemed during the twelve-month period beginning on September 1 of the years indicated below:

Year	Percentage

2014	105.50%
2015	102.75%
2016 and thereafter	100.00%

In addition, prior to September 1, 2013, the Company may redeem up to 35.0% of the aggregate principal Notes outstanding with the net cash proceeds from certain equity offerings at a redemption price equal to 111.0% of the principal amount thereof, together with accrued and unpaid interest. If the Company experiences a change of control, as outlined in the indenture, the Company may be required to offer to purchase the Notes at a purchase price equal to 101.0% of the principal amount, plus accrued interest.

The Notes are guaranteed on a full and unconditional, and joint and several basis, by certain of the Company’s existing and future domestic subsidiaries (the “Guarantors” as described in Note 9, “Condensed Issuer, Guarantor and Non-Guarantor Financial Information”).  The indenture governing the Notes contains affirmative and negative covenants that, among other things, limit the  Company’s and its subsidiaries’ ability to incur additional debt, make restricted payments, dividends or other payments from subsidiaries to the Company, create liens, engage in the sale or transfer of assets and engage in transactions with affiliates.  The Company is not required to maintain any affirmative financial ratios or covenants.

Secured Notes due 2018

Interest on the Secured Notes is initially payable at 13.0% per annum, semi-annually in arrears on March 15 and September 15.  The Company will make each interest payment to the holders of record of the Secured Notes as of the immediately preceding March 1 and September 1. The Company used the proceeds from this offering to repay certain existing indebtedness and to pay related fees and expenses.  The Secured Notes will mature on March 15, 2018.

With respect to any interest payment date on or prior to March 15, 2017, the Company may, at its option, elect (an ‘‘Interest Form Election’’) to pay interest on the Secured Notes (i) entirely in cash (‘‘Cash Interest’’) or (ii) subject to any Interest Rate Increase (as defined below), initially at the rate of 4% per annum in cash (‘‘Cash Interest Portion’’) and 9% per annum by increasing the outstanding principal amount of the Secured Notes or by issuing additional paid in kind notes under the indenture on the same terms as the Secured Notes (‘‘PIK Interest Portion’’ or “PIK Interest”); provided that in the absence of an Interest Form Election, interest on the Secured Notes will be payable as PIK Interest.  At May 31, 2013, PIK interest was $29.2 million ($24.4 million was recorded as an increase to the Secured Notes and $4.8 million was recorded as a long-term obligation in Other liabilities).

With respect to any interest payment payable after March 15, 2017, interest will be payable solely in cash. In addition, at the beginning of and with respect to each 12-month period that begins on March 15, 2013, March 15, 2014 and March 15, 2015, the interest rate on the Secured Notes as of such date shall permanently increase by an additional 1.0% per annum (an ‘‘Interest Rate Increase’’) unless the Company delivers a written notice to the Trustee of the Company’s election for such 12-month period to either (x) alter the manner of interest payment on the Secured Notes going forward by increasing the Cash Interest Portion and decreasing the PIK Interest Portion in each case in effect with respect to the immediately preceding interest period for which any PIK Interest was paid prior to each such election by, in each case, 1.0% per annum or (y) pay interest on the Secured Notes for such 12-month period entirely in cash (a ‘‘12-Month Cash Election’’). In the event of a 12-Month Cash Election for any 12-month period prior to March 15, 2017, the interest rate on the Secured Notes applicable for such 12-month period shall be 1.0% less than the total interest rate applicable to the Secured Notes in effect with respect to the immediately preceding interest period for which any PIK Interest was paid. Any Interest Rate Increase shall be affected by increasing the PIK Interest Portion in effect with respect to the immediately preceding interest period for which any PIK Interest was paid prior to each such Interest Rate Increase. If the Company makes a 12-Month Cash Election for and in respect of the 12-month period beginning on March 15, 2016, the same interest rate will apply for and in respect of the 12-month period beginning on March 15, 2017.  The additional 1.0% per annum Interest Rate Increase will only apply to the three consecutive annual periods beginning March 15, 2013.

On March 4, 2013, the Company notified the trustee of its Secured Notes that it had selected to pay interest on the Secured Notes for the 12-month period commencing March 15, 2013 in the form of 5% cash payment and 8% payment in kind, which represents $14.9 million and $23.6 million, respectively.

At any time prior to March 15, 2015, the Company may redeem, at its option, up to 35% of the Secured Notes with the net cash proceeds from certain public equity offerings at a redemption price equal to 113.0% of the principal amount outstanding, plus accrued and unpaid interest. The Company may also redeem some or all of the Secured Notes at any time prior to March 15, 2015 at a redemption price equal to 100.0% of the principal amount of the outstanding Secured Notes, plus accrued and unpaid interest, plus a ‘‘make-whole’’ premium. On and after March 15, 2015, the Secured Notes will be redeemable, in whole or in part, at the redemption prices specified as follows:

Year	Percentage

2015	106.50%
2016	103.25%
2017 and thereafter	100.00%

In addition, the Company may be required to make an offer to purchase the Secured Notes upon the sale of certain assets or upon a change of control. The Company will be required to redeem certain portions of the Secured Notes for tax purposes at the end of the first accrual period ending after the fifth anniversary of the Secured Notes issuance and each accrual period thereafter.

The Secured Notes are guaranteed on a full and unconditional, and joint and several basis, by certain of the Company’s existing and future domestic subsidiaries (the “Guarantors” as described in Note 9, “Condensed Issuer, Guarantor and Non-Guarantor Financial Information”).  The Secured Notes and related guarantees are senior secured obligations of the Company and the Guarantors that rank equally in right of payment with all existing and future senior debt of the Company and the Guarantors, including the Notes and ABL Facility, and senior to all existing and future subordinated debt of the Company and Guarantors.  The Secured Notes and related guarantees are secured, subject to certain permitted liens and except for certain excluded assets, by first-priority liens on substantially all of the Company’s and Guarantors’ personal property and certain owned and leased real property and second-priority liens on certain real property and substantially all of the Company’s and Guarantors’ accounts receivable, inventory and deposit accounts and related assets and proceeds of the foregoing that secure the ABL Facility on a first-priority basis.

The indenture for the Secured Notes contains restrictive covenants that limit the Company’s ability and the ability of its subsidiaries that are restricted under the indenture to, among other things, incur additional debt, pay dividends or make distributions, repurchase capital stock or make other restricted payments, make certain investments, incur liens, merge, amalgamate or consolidate, sell, transfer, lease or otherwise dispose of all or substantially all assets and enter into transactions with affiliates.

We were required to file a registration statement with the Securities and Exchange Commission (“SEC”) with respect to a registered offer to exchange the Secured Notes for new Secured Notes having  terms substantially identical in all material respects to the Secured Notes (the “Secured Notes Registration Statement”) by March 10, 2013 or we will be subject to penalty interest. The penalty interest will increase 25 basis points each quarter for four consecutive quarters until it reaches 1% and will remain at 1% until we complete the registration of the Secured Notes.  On June 13, 2013, we filed the Secured Notes Registration Statement with the SEC and we are currently in the process of registering the exchange notes, therefore paying penalty interest.

Land, equipment and other obligations

The Company has various notes, mortgages and other financing arrangements resulting from the purchase of principally land and equipment.  All loans provide for at least annual payments, which include interest ranging up to 10.0% per annum, and are principally secured by the land and equipment acquired.

From 1998 through 2005, the Company issued four revenue bonds to different industrial development authorities for counties in Pennsylvania in order to fund the acquisition and installation of plant and equipment.  The original issuance of these bonds totaled $25.3 million with dates of maturity through May 2022.  The Company maintains irrevocable, transferable letters of credit equal to the approximate carrying value of each bond, in total for $5.4 million as of May 31, 2013 and February 28, 2013, respectively.  The effective interest rate on these bonds ranged from 0.25% to 0.43% for three months ended May 31, 2013 and 0.23% to 0.46% for the three months ended May 31, 2012.  The Company is subject to annual principal maturities each year which, is funded on either a quarterly or monthly basis, depending upon the terms of the original agreement.  The Company’s plant and equipment provide collateral under these borrowings and for the letters of credit.

Obligations include a cash overdrafts liability of $0.8 million and $2.2 million, which is included within the current portion of long-term debt as of May 31, 2103 and February 28, 2013, respectively.

Obligations under capital lease

The Company has various arrangements for the lease of machinery and equipment which qualify as capital leases. These arrangements typically provide for monthly payments, some of which include residual value guarantees if the Company were to terminate the arrangement during certain specified periods of time for each underlying asset under lease.

9. Long-Term Debt

The Company’s long-term debt consists of the following:

	February 28,	February 29,
(In thousands)	2013	2012
ABL Facility	$24,314	$—
Notes due 2018	250,000	250,000
Secured notes due 2018	276,925	—
First lien term loan A & B	—	145,383
First lien revolving credit facility	—	100,113
Land, equipment and other obligations	19,005	23,016
Obligations under capital leases	7,743	10,501
Total debt	577,987	529,013
Less: Current portion	(11,342)	(7,538)
Total long-term debt	$566,645	$521,475

Refinancing

On March 15, 2012, the Company completed the sale of the Secured Notes and entered into the ABL Facility. The Company utilized the proceeds from the sale of the Secured Notes and borrowings under the ABL Facility to repay all amounts outstanding under, and terminate, the Credit Agreement and certain other debt. We classified the components of the debt refinanced on March 15, 2012 as long-term in the consolidated balance sheet as of February 29, 2012.

Asset-Based Loan Facility

Original Terms

On March 15, 2012, the Company entered into the ABL Facility with M&T, as the issuing bank, a lender, the swing lender, the agent and the arranger.  The ABL Facility originally provided for maximum borrowings on a revolving basis of up to $170.0 million from time to time for general corporate purposes, including working capital.  As discussed below, as a result of the third amendment to the ABL Facility, a maximum of $145.0 million may be borrowed under the ABL Facility.  The ABL Facility includes a $15.0 million letter of credit sub-facility and a $20.0 million swing line sub-facility for short-term borrowings. The ABL Facility will mature on March 15, 2017.  We classify borrowings under the ABL Facility as long-term due to our ability to maintain such borrowings on a long-term basis.

Borrowings under the ABL Facility (except swing line loans) bear interest at a rate per annum equal to, at the Company’s option, either (a) a base rate or (b) a LIBOR rate, in each case plus an applicable margin.  Swing line loans bear interest at the base rate plus the applicable margin. The LIBOR margin for the ABL Facility is fixed at 5.00% (as of the date of the third amendment, discussed below) and the base rate margin is fixed at 3.00% (as of the date of the third amendment, discussed below).  The ABL Facility also contains a commitment fee that is tied to the quarterly average Excess Availability, as defined in the ABL Facility Agreement as the borrowing base less the sum of letter of credit obligations and outstanding loans thereunder. The commitment fee ranges from 0.25% to 0.625%.  From the commencement of the ABL Facility Agreement until September 7, 2012 (date of the first amendment, discussed below), the LIBOR margin was 2.75%, the base rate margin was 0.75% and the commitment fee was 0.50%.

Borrowings under the ABL Facility are guaranteed on a full and unconditional and joint and several basis by certain of the Company’s existing and future domestic subsidiaries and are secured, subject to certain permitted liens, by first-priority liens on the ABL Priority Collateral and by second-priority liens on the collateral securing the Secured Notes on a first-priority basis, except for certain real property.

Availability of ABL Facility and Covenants

The ABL Facility includes affirmative and negative covenants that, subject to significant exceptions, limit our ability and the ability of our guarantors to undertake certain actions, including, among other things, limitations on (i) the incurrence of indebtedness and liens, (ii) asset sales, (iii) dividends and other payments with respect to capital stock, (iv) acquisitions, investments and loans, (v) affiliate transactions, (vi) altering the business, (vii) issuances of equity that have mandatory redemption or put rights prior to the maturity of the ABL Facility and (viii) providing negative pledges to third parties.  As of February 28, 2013, the Company was in compliance with these affirmative and negative covenants.

Prior to the third amendment to the ABL Facility, if the Company had less than $25.0 million of availability under the ABL Facility at any point in time, it would be obligated to comply with a fixed charge coverage ratio.  The third amendment to the ABL Facility, among other things, reduced the minimum excess availability threshold for the fixed charge coverage ratio until November 30, 2014, effectively increasing the Company’s short-term borrowing availability by allowing it to borrow up to the entire amount of the ABL Facility without needing to comply with a fixed charge coverage ratio.

If at any time after November 30, 2014 Excess Availability is less than the greater of (i) $25.0 million or (ii) 15% of the lesser of the commitments and the borrowing base, the Company must comply with a minimum fixed charge coverage ratio test of at least 1.0 to 1.0 for the immediately preceding four fiscal quarters or twelve consecutive months, as applicable.  As of February 28, 2013, the Company’s Fixed Charge Coverage Ratio was below 1.0 to 1.0. The practical result will be that after November 30, 2014, so long as our fixed charge coverage ratio as calculated pursuant to the covenant remains less than 1.0 to 1.0, our available borrowings under the ABL Facility will be reduced by $25.0 million.

A fixed charge covenant ratio is also used to determine what advance rates apply in calculating the borrowing base under the ABL Facility, as well as whether the Company can make certain investments, acquisitions, restricted payments, repurchases or increases in the amount of cash interest payments on other indebtedness.  As part of the first amendment to the ABL Facility entered into on September 7, 2012, the borrowing base formula under the ABL Facility became subject to adjustment based on the most recent fixed charge coverage ratio. If the calculation of the fixed charge coverage ratio is less than 1.0 to 1.0, the borrowing base will be equal to the sum of (a) the lesser of (i) $56.0 million (from $65 million) and (ii) 65% (from 75%) of the appraised value of the eligible real property, plus (b) 70% (from 85%) of the outstanding balance of eligible accounts receivable plus, (c) 40% (from 60%) of eligible inventory, minus (d) reserves imposed by the agent of the ABL Facility in the exercise of reasonable business judgment from the perspective of a secured asset-based lender, minus (e) reserves imposed by the agent to the ABL Facility with respect to branded inventory in its sole discretion.

The applicability of the Company’s fixed charge coverage ratio is conditional upon reaching the minimum excess availability.  As a result of the third amendment, the Company has a minimum excess availability of zero (reduced from $25.0 million) until November 30, 2014, effectively eliminating the need to comply with a fixed charge coverage ratio.  After this date, the Company may be subject to a fixed charge coverage ratio of 1.0 to 1.0, if its minimum excess availability reaches $25.0 million.

Amendment of ABL Facility

The ABL Facility contained a covenant that required us to deliver our fiscal year 2012 annual financial statements to the lender by May 29, 2012. On September 7, 2012, we entered into the first amendment to the ABL Facility to change the required delivery date of our audited February 29, 2012 financial statements and the required delivery date of our first and second quarter results and financial statements.  Subsequent to the date of the first amendment, we required multiple extensions of time and ultimately filed our audited February 29, 2012 financial statements, our fiscal year 2013 first and second quarter results and financial statements on December 15, 2012, January 1, 2013 and February 28, 2013, respectively.

As part of the first amendment to the ABL Facility entered into on September 7, 2012, the borrowing base formula under the ABL Facility became subject to adjustment based on the most recent Fixed Charge Coverage Ratio as described above.  We were subject to the adjusted borrowing base calculation as of February 28, 2013.  The first amendment added a 1.25% floor to LIBOR for purposes of determining the interest rate applicable to LIBOR based borrowings, which was later removed in the third amendment discussed below.

In connection with the first amendment to the ABL Facility, we also agreed with M&T that, in the event M&T is unable to reduce its final participation in the ABL Facility to no more than $75.0 million during the primary syndication of the ABL Facility by December 15, 2012, M&T would be entitled to add or modify terms of the ABL Facility that were previously prohibited from being added or modified, including but not limited to the advance rates, certain covenants and the interest and fees payable. As of February 28, 2013, M&T has not syndicated the ABL Facility and has not modified the terms of the ABL Facility.  See the discussion below concerning the potential modifications by M&T.

On December 7, 2012, we entered into the second amendment to the ABL Facility to change the required delivery date of our third quarter results and financial statements. Subsequent to the date of the second amendment, we required an extension of time and ultimately filed our third quarter results and financial statements on April 1, 2013. There can be no guarantee that the Company will not need to obtain similar amendments in the future. A failure to obtain such amendment could result in an acceleration of the Company’s indebtedness under the ABL Facility and a cross-default under the Company’s other indebtedness, including the Notes and Secured Notes.

On May 29, 2013, we entered into the third amendment to the ABL Facility.  As discussed above, prior to the third amendment, if the Company had less than $25.0 million of availability under the ABL Facility at any point in time, it would be obligated to comply with a fixed charge coverage ratio.  The third amendment, among other things, reduced the minimum excess availability to zero until November 30, 2014, effectively increasing the Company’s short-term borrowing availability by allowing it to borrow up to the entire amount of the ABL Facility without needing to comply with a fixed charge coverage ratio. The Company also agreed to the following additional amendments to the ABL Facility in the third amendment: (i) the aggregate overall amount available for borrowing under the ABL Facility was reduced from $170.0 million to $145.0 million; (ii) the interest rate margin added to applicable LIBOR based borrowings was increased to a fixed 5%; (iii) the interest rate margin added to applicable Base Rate borrowings was increased to a fixed 3%; (iv) the 1.25% floor applicable to LIBOR based borrowings was removed; and (v) to the extent that the Company disposes of assets that are ABL priority collateral and certain unencumbered assets, the net cash proceeds will be used to prepay outstanding borrowings under the ABL Facility and the overall ABL Facility will be reduced by $1 for each $1 of assets sold up to $15 million.  The third amendment did not change other significant terms of the ABL Facility such as the maturity, borrowing base formula, and covenants, as applicable.  Although the overall commitment was reduced from $170.0 million to $145.0 million, because the Company’s borrowing base was below $145.0 million at the time of the third amendment, such reduction had no impact on the Company’s short-term ability to borrow under the ABL Facility.

In connection with the third amendment, we also agreed with M&T that our board of directors will create a special committee consisting of our four non-employee directors, which we refer to as the special committee, that will engage an advisor to develop a business plan that focuses on cost reductions and operational efficiencies, which we refer to as the Plan. Upon the approval of the Plan by a majority of the members of the special committee, the Plan will be submitted to the entire board of directors for approval. The vote of more than seven directors will be required to reject the Plan. The Plan must also be reasonably acceptable in scope, timing and process to M&T. Once the Plan is approved by the board of directors, the special committee will be authorized to oversee the implementation of the Plan by our management.

Potential Modification by M&T

In connection with the first amendment to the ABL Facility described above, in order to facilitate the syndication of the ABL Facility amongst additional lenders, the Company and M&T agreed that if M&T were unable to reduce its final loan commitments under the ABL Facility to no more than $75.0 million prior to December 15, 2012, M&T would be entitled to add to or modify the terms of the ABL Facility on a unilateral basis, including but not limited to adjusting the advance rates, adding or modifying certain covenants and increasing the interest and fees payable in order to facilitate its syndication efforts. In connection with such modifications, there is no limit or ceiling to the interest rate M&T could charge. Notwithstanding these rights, M&T would not be able to do the following without the Company’s consent:

·	reduce the ABL Facility’s total amount to less than $170.0 million (as discussed above, this has been reduced to $145.0 million due to the third amendment);
·	impose a permanent fixed charge coverage ratio;
·	cause the springing fixed charge coverage ratio covenant in the ABL Facility to be greater than 1.00 to 1.00;
·	add a senior or total debt to EBITDA covenant with a less than 20% cushion from management projections;
·	add a net worth covenant with a less than 20% cushion from management projections;
·

restrict the Company’s ability to incur additional permitted indebtedness and related permitted liens for capital leases, purchase debt and sale-leaseback transactions to less than $35.0 million in the aggregate at any time;

·

if the Company’s fixed charge coverage ratio is 1.00 to 1.00 or greater, cause the advance rate for (a) eligible inventory to be less than 60%; (b) eligible accounts to be less than 85%; or (c) eligible real property to be less than the lower of (1) 75% of the appraised value thereof and (2) $65.0 million;

·

if the Company’s fixed charge coverage ratio is less than 1.00 to 1.00, cause the advance rate for (a) eligible inventory to be less than 40%; (b) eligible accounts to be less than 70%; or (c) eligible real property to be less than the lower of (1) 75% of the appraised value thereof and (2) $56.0 million; or

·	require that any of (a) Rock Solid Insurance Company, (b) South Woodbury L.P., (c) NESL II, LLC, (d) Kettle Creek Partners L.P. or (e) Kettle Creek Partners G.P., LLC guaranty the ABL Facility.

As of February 28, 2013, despite M&T’s inability to successfully syndicate the ABL Facility, the terms of the ABL Facility have not been modified by M&T.  However, should M&T choose to exercise its right to add or modify terms of the ABL Facility, borrowings under the ABL Facility may be subject to terms less favorable than the current terms of the ABL Facility which could negatively impact our financial position, cash flows and results of operations. Furthermore, such modifications may require us to renegotiate the terms of the ABL Facility or obtain additional financing. We may not be able to obtain such modifications or additional financing on commercially reasonable terms or at all. If we are unable to obtain such modifications or additional financing, we would have to consider other options, such as the sale of certain assets, sales of equity, and negotiations with our lenders to restructure our debt. The terms of our indebtedness may restrict, or market or business conditions may limit, our ability to do any or all of these things.

The Company agreed to pay $0.3 million in fees to effect the third amendment to the ABL Facility and as a result of the reduction in the maximum borrowings of the ABL Facility the Company will also expense $0.7 million of unamortized deferred debt issuance costs to interest expense.

Interest Rate and Availability

As of February 28, 2013, the weighted average interest rate on the ABL Facility was 4.0%.  The effective interest rate, including all fees, for the ABL Facility was approximately 6.2% for fiscal year 2013. As discussed above, we recently amended our ABL Facility to fix the interest rate margin added to LIBOR based borrowings at 5.0%, fix the interest rate margin added to base rate borrowings at 3.0% and remove the 1.25% floor applicable to LIBOR based borrowings.

As of February 28, 2013, the Company had borrowed $24.3 million under the ABL Facility. As of such date, the borrowing base was $109.7 million; provided, however, there was $84.7 million available to borrow because the Company is required to maintain at least $25 million of excess availability so that it does not trigger the fixed charge coverage ratio based covenant discussed above. As discussed above, the Company recently amended its ABL Facility to, among other things, reduce the overall commitment to $145.0 million and delay the applicability of the fixed charge coverage ratio based covenant until after November 30, 2014.

The third amendment did not change other significant terms of the ABL Facility such as the maturity, borrowing base formula, and covenants, as applicable.

Notes Due 2018

In August 2010, the Company sold $250.0 million aggregate principal amount of the Notes. Interest on the Notes is payable semi-annually in arrears on March 1 and September 1 of each year. The proceeds from the issuance of Notes were used to pay down debt. In fiscal year 2011, the Company recognized a loss on debt retirement of approximately $2.9 million relating to the write off of unamortized debt issuance costs associated with the components of outstanding debt that were paid down. The write off of the debt issuance costs were recorded as a component of interest expense. In connection with the issuance of the Notes, the Company incurred costs of approximately $8.3 million which were deferred and are being amortized on the effective interest method through the 2018 maturity date.

At any time prior to September 1, 2014, the Company may redeem all or part of the Notes at a redemption price equal to 100.0% of the principal amount plus accrued and unpaid interest and an applicable “make-whole” premium which is set forth in the indenture governing the Notes. On or after September 1, 2014, the Company may redeem all or a part of the Notes at the redemption prices (expressed as percentages of principal amount) set forth below plus accrued and unpaid interest if redeemed during the twelve-month period beginning on September 1 of the years indicated below:

Year	Percentage
2014	105.50%
2015	102.75%
2016 and thereafter	100.00%

In addition, prior to September 1, 2013, the Company may redeem up to 35.0% of the aggregate principal Notes outstanding with the net cash proceeds from certain equity offerings at a redemption price equal to 111.0% of the principal amount thereof, together with accrued and unpaid interest. If the Company experiences a change of control, as outlined in the indenture, the Company may be required to offer to purchase the Notes at a purchase price equal to 101.0% of the principal amount, plus accrued interest.

The Notes are guaranteed on a full and unconditional, and joint and several basis, by certain of the Company’s existing and future domestic subsidiaries (the “Guarantors” as described in Note 18, “Condensed Issuer, Guarantor and Non-Guarantor Financial Information”). The indenture governing the Notes contains affirmative and negative covenants that, among other things, limit the Company’s and its subsidiaries’ ability to incur additional debt, make restricted payments, dividends or other payments from subsidiaries to the Company, create liens, engage in the sale or transfer of assets and engage in transactions with affiliates. The Company is not required to maintain any affirmative financial ratios or covenants.

The Indenture governing the Notes required that the Company file a registration statement with the Securities and Exchange Commission and exchange the Notes for new Notes having terms substantially identical in all material respects to the Notes. The Company filed its registration statement with the SEC for the Notes on August 29, 2011. The registration statement became effective on September 13, 2011, and the Company concluded the exchange offer on October 12, 2011.

Secured Notes due 2018

Interest on the Secured Notes is initially payable at 13.0% per annum, semi-annually in arrears on March 15 and September 15. The Company will make each interest payment to the holders of record of the Secured Notes as of the immediately preceding March 1 and September 1. The Company used the proceeds from this offering to repay certain existing indebtedness and to pay related fees and expenses. The Secured Notes will mature on March 15, 2018.

With respect to any interest payment date on or prior to March 15, 2017, the Company may, at its option, elect (an ‘‘Interest Form Election’’) to pay interest on the Secured Notes (i) entirely in cash (‘‘Cash Interest’’) or (ii) subject to any Interest Rate Increase (as defined below), initially at the rate of 4% per annum in cash (‘‘Cash Interest Portion’’) and 9% per annum by increasing the outstanding principal amount of the Secured Notes or by issuing additional paid in kind notes under the indenture on the same terms as the Secured Notes (‘‘PIK Interest Portion’’ or “PIK Interest”); provided that in the absence of an Interest Form Election, interest on the Secured Notes will be payable as PIK Interest. At February 28, 2013, PIK interest was $23.3 million ($11.9 million was recorded as an increase to the Secured Notes and $11.4 million was recorded as a long-term obligation in Other liabilities).

With respect to any interest payment payable after March 15, 2017, interest will be payable solely in cash. In addition, at the beginning of and with respect to each 12-month period that begins on March 15, 2013, March 15, 2014 and March 15, 2015, the interest rate on the Secured Notes as of such date shall permanently increase by an additional 1.0% per annum (an ‘‘Interest Rate Increase’’) unless the Company delivers a written notice to the Trustee of the Company’s election for such 12-month period to either (x) alter the manner of interest payment on the Secured Notes going forward by increasing the Cash Interest Portion and decreasing the PIK Interest Portion in each case in effect with respect to the immediately preceding interest period for which any PIK Interest was paid prior to each such election by, in each case, 1.0% per annum or (y) pay interest on the Secured Notes for such 12-month period entirely in cash (a ‘‘12-Month Cash Election’’). In the event of a 12-Month Cash Election for any 12-month period prior to March 15, 2017, the interest rate on the Secured Notes applicable for such 12-month period shall be 1.0% less than the total interest rate applicable to the Secured Notes in effect with respect to the immediately preceding interest period for which any PIK Interest was paid. Any Interest Rate Increase shall be affected by increasing the PIK Interest Portion in effect with respect to the immediately preceding interest period for which any PIK Interest was paid prior to each such Interest Rate Increase. If the Company makes a 12-Month Cash Election for and in respect of the 12-month period beginning on March 15, 2016, the same interest rate will apply for and in respect of the 12-month period beginning on March 15, 2017. The additional 1.0% per annum Interest Rate Increase will only apply to the three consecutive annual periods beginning March 15, 2013.

On March 4, 2013, the Company notified the trustee of its Secured Notes that it had selected to pay interest on the Secured Notes for the 12-month period commencing March 15, 2013 in the form of 5% cash payment and 8% payment in kind, which represents $14.9 million and $23.6 million, respectively.

At any time prior to March 15, 2015, the Company may redeem at its option up to 35% of the Secured Notes with the net cash proceeds from certain public equity offerings at a redemption price equal to 113.0% of the principal amount outstanding, plus accrued and unpaid interest. The Company may also redeem some or all of the Secured Notes at any time prior to March 15, 2015 at a redemption price equal to 100.0% of the principal amount of the outstanding Secured Notes, plus accrued and unpaid interest, plus a ‘‘make-whole’’ premium. On and after March 15, 2015, the Secured Notes will be redeemable, in whole or in part, at the redemption prices specified as follows:

Year	Percentage
2015	106.50%
2016	103.25%
2017 and thereafter	100.00%

In addition, the Company may be required to make an offer to purchase the Secured Notes upon the sale of certain assets or upon a change of control. The Company will be required to redeem certain portions of the Secured Notes for tax purposes at the end of the first accrual period ending after the fifth anniversary of the Secured Notes issuance and each accrual period thereafter.

The Secured Notes are guaranteed on a full and unconditional, and joint and several basis, by certain of the Company’s existing and future domestic subsidiaries (the “Guarantors” as described in Note 18, “Condensed Issuer, Guarantor and Non-Guarantor Financial Information”). The Secured Notes and related guarantees are senior secured obligations of the Company and the Guarantors that rank equally in right of payment with all existing and future senior debt of the Company and the Guarantors, including the Notes and ABL Facility, and senior to all existing and future subordinated debt of the Company and Guarantors. The Secured Notes and related guarantees are secured, subject to certain permitted liens and except for certain excluded assets, by first-priority liens on substantially all of the Company’s and Guarantors’ personal property and certain owned and leased real property and second-priority liens on certain real property and substantially all of the Company’s and Guarantors’ accounts receivable, inventory and deposit accounts and related assets and proceeds of the foregoing that secure the ABL Facility on a first-priority basis.

The indenture for the Secured Notes contains restrictive covenants that limit the Company’s ability and the ability of its subsidiaries that are restricted under the indenture to, among other things, incur additional debt, pay dividends or make distributions, repurchase capital stock or make other restricted payments, make certain investments, incur liens, merge, amalgamate or consolidate, sell, transfer, lease or otherwise dispose of all or substantially all assets and enter into transactions with affiliates.

We were required to file a registration statement with the Securities and Exchange Commission with respect to a registered offer to exchange the Secured Notes for new Secured Notes having terms substantially identical in all material respects to the Secured Notes by March 10, 2013 or we will be subject to penalty interest. The penalty interest will increase 25 basis points each quarter for four consecutive quarters until it reaches 1% and will remain at 1% until we complete the registration of the Secured Notes. We have not currently registered the Secured Notes

First lien term loan A & B

On January 11, 2008, the Company entered into a second amended and restated credit agreement that provided two term loans and a second lien facility. The term loans were used to acquire equity and assets of Stabler Companies Inc. and refinance certain existing indebtedness. The term loans A and B were secured by a first priority lien on appraised real estate, mineral rights and fixed assets. The second lien facility was prepaid during fiscal year 2011 with proceeds from the issuance of the Notes as described above. The Company was required to meet certain financial covenants, including maintaining certain leverage and coverage ratios, minimum net worth requirements and capital expenditure and lease payment limitations under the second amended and restated credit agreement.

Pricing on term loan A was tied to a performance grid based on the ratio of total debt to earnings before interest, taxes, depreciation and depletion, amortization and rent expense (“EBITDAR”), as defined in the second amended and restated credit agreement. LIBOR margins for the term loan A ranged from 2.00% to 3.50% for fiscal years 2012 and 2011. Prime Rate margins ranged from 0% to 1.50% for fiscal years 2012 and 2011. Additionally, the Company was subject to a 1.00% floor on the LIBOR rate for LIBOR-based borrowings under this arrangement for fiscal years 2012 and 2011. Term loan A had $78.1 million outstanding and the LIBOR margin was 3.50% and the Prime Rate margin was 1.50% as of February 29, 2012. The effective interest rate on the term loan A was approximately 4.50% and 3.79% for fiscal years 2012 and 2011, respectively.

Pricing on term loan B was tied to a performance grid based on the ratio of total debt to EBITDAR. LIBOR margins for the term loan B ranged from 3.50% to 4.00% for fiscal years 2012 and 2011. Prime Rate margins ranged from 1.50% to 2.00% for fiscal years 2012 and 2011. Additionally, the Company was subject to a 1.00% floor on the LIBOR rate for LIBOR-based borrowings under this arrangement for fiscal years 2012 and 2011. The term loan B had $67.3 million outstanding and the LIBOR margin was 4.00%, and the Prime Rate was 2.00% as of February 29, 2012. The effective interest rate on the term loan B was approximately 5.02% and 4.31% for fiscal years 2012 and 2011, respectively.

First lien revolving credit facility

On January 11, 2008, the Company entered into a second amended and restated credit agreement with a $110.0 million, secured revolving credit facility. On May 27, 2010, the Company amended its second amended and restated credit agreement to adjust certain leverage ratios, limitations on operating lease expense and also increased the total amount available under the revolving credit facility to $135.0 million. Availability under the revolver was restricted to a borrowing base equal to the sum of 85% of accounts receivable less accounts over 120 days and 60% of inventory. Pricing on the revolver is tied to a performance grid based on the ratio of total Leverage to EBITDAR, as defined in the agreement. LIBOR margins for the revolver ranged from 2.00% to 3.50%. Prime Rate margins for the revolver ranged from 0% to 1.50%. Additionally, the Company was subject to a 1.00% floor on the LIBOR rate for LIBOR-based borrowings under this arrangement for fiscal years 2012 and 2011. The LIBOR margin was 3.50% as of February 29, 2012. The Prime Rate margin was 1.50% as of February 29, 2012. The effective interest rate was 4.58% and 3.99% for fiscal years 2012 and 2011, respectively. The Company was required to meet certain financial covenants, including maintaining certain leverage and coverage ratios, minimum net worth requirements and capital expenditure and lease payment limitations under the second amended and restated credit agreement.

The Company was subject to certain financial covenants related to its term loan A, term loan B and revolving credit facility, including maintaining certain leverage and coverage ratios, minimum net worth requirements and capital expenditure and lease payment limitations.

On August 26, 2011, the Company entered into the eleventh amendment to its Credit Agreement. The eleventh amendment allowed for additional secured borrowings under a new secured credit facility of up to $20.0 million, increased the leverage covenant from 5.60 - 1.00 to 5.90 - 1.00 through maturity, increased the amount of annual capital expenditures as defined in the Credit Agreement from $25.0 million to $30.0 million and increased the aggregate principal amount of outstanding borrowings under the first lien revolving credit facility allowable during the clean down period from $75.0 million to $85.0. On August 29, 2011, the Company entered into a new $20.0 million secured credit facility which matured on March 1, 2012 and bore interest at LIBOR plus a 5.0% margin. Certain properties not previously encumbered were used as collateral under this $20.0 million secured credit facility.

The Company obtained multiple waivers and amendments related to covenant defaults during fiscal years 2011 and 2010. The more significant amendments related to defaults of the net worth covenant, leverage ratios, limitations on operating lease expense and timely completion of the financial statements. In addition, the Company obtained amendments to the first lien credit facility, including the term loans and revolving credit facility which adjusted covenants for future periods and allowed for the issuance of the Notes in August 2010. Where appropriate, the Company recorded fees paid to obtain the waivers and amendments as deferred financing fees and amortized the amounts over the remaining life of the associated financing arrangements.

Land, equipment and other obligations

The Company has various notes, mortgages and other financing arrangements resulting from the purchase of principally land and equipment. All loans provide for at least annual payments and are principally secured by the land and equipment acquired. The Company incurred $5.8 million and $4.4 million of new obligations under various financing arrangements related to equipment, assets and other in fiscal years 2013 and 2012, respectively.

Obligations include loans of $7.5 million and $8.2 million as of February 28, 2013 and February 29, 2012, respectively, secured by certain facilities at 3.5% as of February 28, 2013 and 7.3% as of February 29, 2012.

From 1998 through 2005, the Company issued four revenue bonds to different industrial development authorities for counties in Pennsylvania in order to fund the acquisition and installation of plant and equipment. The original issuance of these bonds totaled $25.3 million with dates of maturity through May 2022. The Company maintains irrevocable, transferable letters of credit equal to the approximate carrying value of each bond, in total for $5.4 million and $10.6 million as of February 28, 2013 and February 29, 2012, respectively. The effective interest rate on these bonds ranged from 0.23% to 0.41% for fiscal year 2013 and 0.28% to 0.46% for fiscal year 2012. The Company is subject to annual principal maturities each year which is funded on either a quarterly or monthly basis, depending upon the terms of the original agreement. The Company’s plant and equipment provide collateral under these borrowings and for the letters of credit.

Obligations include a cash overdrafts liability of $2.2 million; as disclosed in Note 1, “Nature of Operations and Summary of Significant Accounting Policies - Cash and Cash Equivalents and Restricted Cash”; which is included within the current portion of long-term debt as of February 28, 2013.

The remaining obligations of $3.9 million and $4.2 million as of February 28, 2013 and February 29, 2012, respectively, are at weighted average interest rates of 5.6% and 4.4%, respectively.

Obligations under capital lease

The Company has various arrangements for the lease of machinery and equipment which qualify as capital leases. These arrangements typically provide for monthly payments, some of which include residual value guarantees if the Company were to terminate the arrangement during certain specified periods of time for each underlying asset under lease.

Maturity

Our long-term debt matures as follows:

(In thousands)

Fiscal Year Ending
2014	$11,342
2015	4,045
2016	2,701
2017	1,851
2018	25,733
Thereafter	532,315
$577,987

Fair value

Using information available from recent financings, current borrowings and publicly available information on the Notes, which included quoted market prices for the same or similar issues or on the current rates offered for debt of the same remaining maturities, the Company has determined the fair value of long term debt as of February 28, 2013 and February 29, 2012 is as follows:

	February 28,	February 29,
(In thousands)	2013	2012

Carrying value (including current maturities)	$577,987	$529,013
Fair value (including current maturities)	548,730	490,194

Income Taxes	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Income Taxes
Income Taxes

5.              Income Taxes

The Company’s tax provision and the corresponding effective tax rate are based on expected income, statutory tax rates and tax planning opportunities available in the various jurisdictions in which the Company operates. For interim financial reporting, the Company estimates the annual tax rate based on projected taxable income for the full year and records a quarterly tax provision in accordance with the anticipated annual rate. As the year progresses, the Company refines the estimates of the year’s taxable income as new information becomes available, including year-to-date financial results. This continual estimation process often results in a change to the Company’s expected effective tax rate for the year. When this occurs, the Company adjusts the income tax provision during the quarter in which the change in estimate occurs so that the year-to-date provision reflects the expected annual tax rate.  Significant judgment is required in determining the Company’s effective interim tax rate and in evaluating its tax positions.

The Company’s effective income tax rate was 10.62% and 38.8% for the three months ended May 31, 2013 and May 31, 2012, respectively. The principal factor affecting the comparability of the effective income tax rate for the respective periods is the result of the Company’s assessment of the realizability of the current year projected tax loss.  The Company recorded a valuation allowance on the portion of the current year federal and state losses that it believes are not more likely than not to be realized.  Our benefit from income taxes for the three months ended May 31, 2013 is based on an estimated annual effective tax rate for fiscal year 2014 of 10.62%.

The cash taxes paid were not material for the three months ended May 31, 2013 and May 31, 2012, respectively, primarily as a result of a net operating loss.

10. Income Taxes

The components of the U.S. federal and state income tax (benefit) expense for fiscal years 2013, 2012 and 2011 consisted of:

(In thousands)	2013	2012	2011

Current
U.S. federal	$—	$—	$(3,902)
State	(11)	14	292
Current	(11)	14	(3,610)
Deferred
U.S. federal	(35,878)	(17,637)	(940)
State	(5,669)	1,226	72
Deferred	(41,547)	(16,411)	(868)
Income tax benefit	$(41,558)	$(16,397)	$(4,478)

The detail of (benefit) expense for income taxes and a reconciliation of the statutory to effective tax benefit for fiscal years 2013, 2012 and 2011 are as follows:

(In thousands)	2013	2012	2011

Federal statutory tax	$(34,192)	$(14,639)	$(3,588)
State taxes, net of federal benefit	(7,987)	(2,298)	(2,719)
Depletion	(2,223)	(2,187)	(1,761)
Tax contingencies	11	(193)	374
Valuation allowance, net	2,879	3,912	3,883
Other	(46)	(992)	(667)
Income tax benefit	$(41,558)	$(16,397)	$(4,478)

The Company’s effective tax rate for each of 2013, 2012 and 2011 differs from the U.S. federal statutory rate of 35% due principally to state income taxes, percentage depletion deducted for tax purposes but not for financial reporting purposes, and the increase in valuation allowance. Included in the fiscal year 2013 deferred state tax benefit and state taxes, net of federal benefit amounts in the tables above is a discrete out-of-period tax benefit of $1.2 million due to differences in our state apportionment calculation when we finalized our tax returns for fiscal year 2012 in November 2012. Also included in the fiscal year 2013 deferred federal and state tax benefit, net of federal benefit amounts in the tables above, is $0.5 million of expense related to the tax treatment of certain leases. The Company understated the deferred tax liability in prior periods by $1.1 million. The out-of-period adjustments are not material to the prior or current consolidated financial statements.

Deferred income taxes arise due to certain items being includable in the determination of taxable income in periods different than for financial reporting purposes. The tax effect of significant types of temporary differences and carry forwards that gave rise to our deferred tax assets and liabilities consist of the following:

	February 28,	February 29,
(In thousands)	2013	2012

Deferred tax assets related to
Inventory	$1,492	$5,964
Defined benefit plans	1,782	1,690
Accrued expenses	4,312	5,812
Workers’ compensation	7,928	7,524
Bad debt reserve	1,386	1,329
Reclamation	6,166	5,375
Leases	3,742	4,178
Other	2,021	3,725
Tax loss carryforwards	69,364	29,669
Total deferred tax assets	98,193	65,266
Deferred tax liabilities related to
Depreciable and amortizable assets	(121,675)	(133,700)
Leases	—	(651)
Other	(153)	(357)
Total deferred tax liabilities	(121,828)	(134,708)
Less: Valuation allowance	(16,422)	(11,213)
Net deferred tax liabilities	$(40,057)	$(80,655)

Deferred income taxes have been classified in the accompanying consolidated balance sheets as follows:

	February 28,	February 29,
(In thousands)	2013	2012

Deferred tax assets - current	$12,386	$16,019
Deferred tax liabilities - noncurrent	(52,443)	(96,674)
Net deferred tax liabilities	$(40,057)	$(80,655)

During fiscal year 2013, we increased our valuation allowance by $5.2 million. The increase to the valuation allowance was primarily the result of the current year net operating losses for state tax purposes. A component of the current year movement in the valuation allowance was a decrease to certain long-term deferred tax assets primarily related to reclamation of $1.5 million due to scheduling of deferred tax liabilities as a source of income to take into account new information regarding certain trademarks as definite lived intangibles.

The initial $5.5 million non-cash charge to establish the valuation allowance was recorded in fiscal year 2011. The purpose of the initial recording was to establish the valuation allowance against certain deferred tax assets primarily related to state net operating losses. In assessing whether the deferred tax assets may be realized, management considers whether it is more likely than not that some or all of the deferred tax assets will not be realized based upon an assessment of both positive and negative evidence as prescribed by applicable accounting guidance, for example recent operating results and permanent differences for tax purposes. The Company’s cumulative loss in the most recent three-year period, inclusive of the loss for the year ended February 28, 2013, represented sufficient negative evidence to require a valuation allowance under the provisions of ASC 740 Income taxes. The Company intends to maintain a state valuation allowance until sufficient positive evidence exists to support its reversal. Although realization is not assured, the Company has concluded that the remaining deferred tax assets as of February 28, 2013 will be realized based on the scheduling of deferred tax liabilities. The amount of the deferred tax assets actually realized, however, could vary if there are differences in the timing or amount of future reversals of existing deferred tax liabilities. Should the Company determine that it would not be able to realize all or part of its deferred tax assets in the future, an adjustment to the deferred tax assets would be charged to income in the period such determination was made.

The Company has U.S. federal net operating losses that will begin to expire in 2027 totaling approximately $139.7 million and $50.5 million as of February 28, 2013 and February 29, 2012, respectively. The Company has state net operating losses that will begin to expire in 2014 of approximately $209.6 million and $138.8 million as of February 28, 2013 and February 29, 2012, respectively, of which $183.7 million and $129.5 million, respectively, relates to Pennsylvania. The Pennsylvania state net operating losses will begin to expire in 2020.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits for fiscal years 2013, 2012 and 2011 is as follows:

(In thousands)	2013	2012	2011

Beginning balance	$2,509	$2,379	$1,035
Gross increases - current period tax positions	455	196	1,344
Gross increases - prior period tax positions	436	720	—
Settlements with taxing authorities/lapse of statute of limitations	—	(786)	—
Ending balance	$3,400	$2,509	$2,379

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate was $2.9 million and $2.4 million as of February 28, 2013 and February 29, 2012. During fiscal year 2012 the IRS’s Tax Exempt and Government Entities Division initiated and completed an examination of the Company’s federal income tax returns specifically related to revenue bonds issued by the Company. As a result of the examination, the Company agreed to pay a settlement amount of $0.1 million to the IRS.

We recognize interest and penalties related to unrecognized tax benefits as a component of tax expense. During fiscal years 2013, 2012 and 2011 interest and penalties accrued were not material.

We file annual tax returns in the various federal, state and local income taxing jurisdictions in which we operate. These tax returns are subject to examination and possible challenge by the taxing authorities. Positions challenged by the taxing authorities may be settled or appealed by the Company. The Company’s number of open tax years varies by jurisdiction. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non U.S. income tax examinations by tax authorities for years before 2008.

Retirement and Benefit Programs	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Retirement and Benefit Programs
Retirement and Benefit Programs

6.              Retirement and Benefit Programs

Substantially all employees are covered by a defined contribution plan, a defined benefit plan, a collectively bargained multiemployer plan, or a noncontributory profit sharing plan.  The expense associated with these programs, excluding defined benefit plans, was $1.8 million and $1.7 million for the three months ended May 31, 2013 and 2012, respectively.

The Company has two defined benefit pension plans covering certain union employees covered by labor union contracts. The benefits are based on years of service. Actuarial gains and losses are generally amortized over the average remaining service life of the Company’s active employees.  Net periodic pension expense recognized for the three months ended May 31, 2013 and 2012, was as follows:

	Three Months Ended
	May 31,	May 31,
(In thousands)	2013	2012

Net periodic benefit cost
Service cost	$86	$68
Interest cost	100	99
Expected return on plan assets	(143)	(146)
Amortization of prior service cost	16	15
Recognized net actuarial loss	66	62
Total pension expense	$125	$98

The Company did not make any contributions to the defined benefit pension plans during the three months ended May 31, 2013.

11. Retirement and Benefit Programs

Substantially all employees are covered by a defined contribution plan, a defined benefit plan, a collectively bargained multiemployer plan, or a noncontributory profit sharing plan.

Multiemployer Pension Plans

The Company participates in several multiemployer pension plans, which provide defined benefits to certain employees covered by labor union contracts. As of February 28, 2013, approximately 31% of our workforce was covered by collective bargaining agreements. The zone status is based on information that the Company received from the plan and is certified by the plan’s actuary: Green represents a plan that is more than 80% funded; Yellow represents a plan that is between 65% and 80% funded; and Red represents a plan that is less than 65% funded.

A summary of the multiemployer plans is as follows:

				Contributions by the Company
				for the year ended			Subject to
		Pension Protection		(In thousands)			Financial
Pension	Identification	Act Zone Status (1)		February	February	February	Improvement	Surcharge
Fund	Number	2012	2011	28, 2013	29, 2012	28, 2011	Plan	Imposed

A	25-6029946	Red	Red	$1,060	$1,025	$966	Yes	Yes
B	25-1046087	Red	Red	536	519	438	Yes	Yes
C	36-6052390	Green	Green	329	343	337	No	No
D	15-0614642	Red	Red	202	182	126	Yes	Yes
E	51-6031768	Red	Red	—	—	8	Yes	Yes
F	16-0845094	Yellow	Yellow	130	121	110	Yes	Yes
G	53-0181657	Green	Green	32	32	24	No	No
H	23-6262789	Yellow	Yellow	198	221	244	No	No
I	23-6580323	Green		32	—	—	No	No
J	23-6405239	Green		25	—	—	No	No
				$2,544	$2,443	$2,253

A	Western Pennsylvania Teamsters and Employers Pension Fund. The Collective Bargaining Agreement with this group expires on April 30, 2014.

B	Southwestern Pennsylvania and Western Maryland Area Teamsters and Employers Pension Fund. The Collective Bargaining Agreement with this group expires on April 30, 2014.

C	Central Pension Fund of the International Union of Operating Engineers and Participating Employers. The Collective Bargaining Agreements with this group expires on various dates through 2016.

D	Upstate New York Engineers Benefit Fund Local 17. The Collective Bargaining Agreements with this group expires on various dates through 2016.

E	Laborers Local No. 91 Pension Fund. The Collective Bargaining Agreement for this group expired on March 31, 2012.

F	Buffalo Laborers Pension Fund Local 210. The Collective Bargaining Agreement with this group expires on various dates through 2014.

G	National Electric Benefit Fund. The Collective Bargaining Agreement with this group expires on December 31, 2014.

H	Central Pennsylvania Teamsters. The Collective Bargaining Agreement with this group expires on January 31, 2016.

I	Laborers Local 158 Health, Welfare & Pension Funds. The Collective Bargaining Agreement with this group expires on April 30, 2016.

J	542 International Union of Operating Engineers Benefit Funds. The Collective Bargaining Agreement with this group expires on April 30, 2014.

(1) The Pension Protection Act Zone Status defines the zone status as follows: green - healthy, yellow - endangered, orange - seriously endangered and red - critical.

The Company provided more than 5% of the total contributions to B - Southwestern Pennsylvania and Western Maryland Area Teamsters and Employers Pension Fund during the Plan’s years ended June 30, 2012, 2011, and 2010. It did not provide more than 5% of the total contributions for any of the other multiemployer plans. The contribution amounts were determined by the union contracts and the Company does not administer or control the funds. However, in the event of plan terminations or Company withdrawal from the plans, the Company may be liable for a portion of the plans’ unfunded vested benefits, the amount of which, if any, has not been determined. The Company presently has no plans to withdraw from these plans.

Defined Benefit Plans

The Company has two defined benefit pension plans covering certain union employees covered by labor union contracts. The benefits are based on years of service. The funded status reported on the balance sheets as of February 28, 2013 and February 29, 2012 was measured as the difference between the fair value of plan assets and the benefit obligation on a plan-by-plan basis. Actuarial gains and losses are generally amortized over the average remaining service life of the Company’s active employees. The components of net pension expense are as follows:

	Year Ended
	February	February	February
(In thousands)	28, 2013	29, 2012	28, 2011

Net periodic benefit cost
Service cost	$271	$216	$203
Interest cost	396	438	434
Expected return on plan assets	(636)	(618)	(559)
Amortization of prior service cost	59	62	85
Recognized net actuarial loss	248	116	123
Total pension expense	$338	$214	$286

Other changes in plan assets and benefit obligations recognized in other comprehensive loss
Net loss (gain)	$434	$1,504	$(87)
Changes due to plan amendments	218	—	—
Amortization of prior service cost	(59)	(62)	(85)
Amortization of net actuarial loss	(248)	(116)	(123)
Total recognized in accumulated other comprehensive loss	345	1,326	(295)
Total recognized net periodic benefit cost and accumulated other comprehensive loss	$683	$1,540	$(9)

The following table sets forth the plans’ benefit obligation, fair value of plan assets and funded status as of February 28, 2013 and February 29, 2012:

(In thousands)	2013	2012

Change in benefit obligation
Benefit obligation at beginning of year	$9,620	$8,238
Service cost	271	216
Interest cost	396	438
Actuarial loss	274	1,204
Plan amendment	218	—
Benefits paid	(480)	(476)
Benefit obligation at end of year	10,299	9,620
Change in plan assets
Fair value of plan assets at beginning of year	8,095	7,949
Actual return on plan assets	476	318
Employer contributions	267	304
Benefits paid	(480)	(476)
Fair value of plan assets at end of year	8,358	8,095
Funded status at end of year	$(1,941)	$(1,525)
Amounts recognized in the balance sheet consist of
Noncurrent assets	$—	$86
Noncurrent liabilities	(1,941)	(1,611)
Net amount recognized	$(1,941)	$(1,525)

The accumulated benefit obligation for the plans was $10.1 million and $9.6 million as of February 28, 2013 and February 29, 2012, respectively.

The amounts in accumulated other comprehensive loss that have not yet been recognized as a component of net period benefit cost as of February 28, 2013, February 29, 2012 and February 28, 2011 are as follows:

(In thousands)	2013	2012	2011
Unrecognized net actuarial losses	$3,672	$3,491	$2,103
Unrecognized prior service costs	388	223	285
	$4,060	$3,714	$2,388

The estimated amount that will be amortized from accumulated other comprehensive loss into net periodic benefit cost related to unrecognized net actuarial losses and prior service costs during fiscal year 2014 is approximately $0.3 million.

Weighted average assumptions used to determine benefit obligations as of February 28, 2013, February 29, 2012 and February 28, 2011 were as follows:

	2013	2012	2011
Discount rate	4.00%	4.25%	5.50%
Expected return on plan assets	8.00%	8.00%	8.00%

Weighted average assumptions used to determine net periodic pension expense were as follows:

	2013	2012	2011
Discount rate	4.25%	5.50%	5.75%
Expected return on plan assets	8.00%	8.00%	8.00%

The Company’s overall expected long-term rate of return on assets is 8.0%. The expected long-term rate of return is based on the portfolio as a whole and not on the sum of the returns on individual asset categories. The return is based exclusively on historical returns, without adjustments.

The asset allocations of the plans as of February 28, 2013 and February 29, 2012 were as follows:

	2013		2012
Asset class	Target	Actual	Target	Actual

Equity securities	59%	58%	49%	55%
Debt securities	41%	42%	51%	45%
	100%	100%	100%	100%

The plans’ investments measured at fair value on a recurring basis as of February 28, 2013 and February 29, 2012 were as follows:

	Fair Value Measurement Using
		Quoted Prices
		in Active	Significant	Significant
		Markets for	Other	Other
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(In thousands)	2013	(Level 1)	(Level 2)	(Level 3)

Money market funds	$387	$387	$—	$—
Fixed income mutual funds	3,543	3,543	—	—
Equity mutual funds	1,854	1,854	—	—
International equity funds	1,127	1,127	—	—
Balanced mutual funds	1,447	1,447	—	—
	$8,358	$8,358	$—	$—

	Fair Value Measurement Using
		Quoted Prices
		in Active	Significant	Significant
		Markets for	Other	Other
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(In thousands)	2012	(Level 1)	(Level 2)	(Level 3)

Money market funds	$359	$359	$—	$—
Fixed income mutual funds	3,676	3,676	—	—
Equity mutual funds	1,827	1,827	—	—
International equity funds	1,127	1,127	—	—
Balanced mutual funds	1,106	1,106	—	—
	$8,095	$8,095	$—	$—

The Company’s investment policy includes various guidelines and procedures designed to ensure assets are invested in a manner necessary to meet expected future benefits by participants. The investment guidelines consider a broad range of economic conditions. Central to the policy are target allocation ranges. The investment policy is periodically reviewed by the Company. The policy is established and administered in a manner so as to comply at all times with applicable government regulations.

The Company expects to make contributions of $0.3 million to the plans during fiscal year 2014.

Estimated future benefit payments for the defined benefit plans are as follows:

(in thousands)
Fiscal Year Ending
2014	$556
2015	559
2016	583
2017	597
2018	594
Five years ended 2023	2,974

Other Plans

The Company maintains, for certain salaried and hourly employees, an investment plan pursuant to which eligible employees can invest various percentages of their earnings, matched by an employer contribution of up to 6%. Additionally, the Company may make special voluntary contributions to all employees eligible to participate in the plan, regardless of whether they contributed during the year. Contributions were approximately $5.4 million, $5.0 million and $6.5 million for fiscal years 2013, 2012 and 2011, respectively and recorded within pension and profit sharing line of the consolidated statements of comprehensive loss.

The Company has a nonqualified benefit plan for a select group of management employees. The plan has four levels of participants and benefits vary depending on classification. The plan consists of a defined Company contribution, elective deferrals and a death benefit. The defined Company contribution consists of a predetermined percentage of salary up to 10% and a target percentage of bonus, when declared, up to 25%. Elective deferrals cannot exceed 50% of salary and 90% of bonus. As of each June 30 vesting date, the Company contributions allocated to a participant’s account more than one but no more than two years prior to the vesting date vest at 40%, and an additional 20% per year thereafter until they are 100% vested. Elective deferrals are always 100% vested. Contributions were approximately $1.2 million, $0.4 million and $0.4 million for fiscal years 2013, 2012 and 2011, respectively and were recorded within selling, administrative and general expenses in the consolidated statements of comprehensive loss. The death benefit prior to termination of employment is the greater of the death benefit which ranges from 3.25 times base compensation to 6.5 times base compensation or the participant’s vested account. The death benefit following termination of employment is the participant’s vested account. Company contributions are bookkeeping entries and do not vest any right, title or interest to any specific asset of the Company and are considered unsecured general obligations of the Company. The Company has chosen to purchase individual life insurance policies on this select group of management employees and the life insurance is considered an asset of the Company. The cash surrender value of the life insurance policy as of February 28, 2013 and February 29, 2012 was $4.3 million and $1.0 million and recorded as part of other noncurrent assets. The liability as of February 28, 2013 and February 29, 2012 was $4.6 million and $3.9 million and recorded under noncurrent liabilities.

The Company has unfunded supplemental retirement agreements with individuals previously associated with the Company which had actuarial present values of future payments of $0.3 million at February 28, 2013, February 29, 2012 and February 28, 2011, which are included in other noncurrent liabilities on the balance sheet.

The Company maintains postretirement life insurance and medical benefits plans for certain employees eligible to participate in the plans after meeting certain age and years of service requirements. The actuarial present value of future life insurance premium and medical benefit payments under these plans was $0.2 million at February 28, 2013 and February 29, 2012.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Commitments and Contingencies
Commitments and Contingencies

7.              Commitments and Contingencies

In the normal course of business, the Company has commitments, lawsuits, claims and contingent liabilities. The ultimate disposition of these matters is not expected to have a material adverse effect on the Company’s consolidated financial position, statement of comprehensive income (loss) or liquidity.

The Company maintains a captive insurance company, Rock Solid Insurance Company (“Rock Solid”), for workers’ compensation (non-Pennsylvania employees), general liability, auto, health, and property coverage. On April 8, 2011, Rock Solid entered into a Collateral Trust Agreement with an insurer to eliminate a letter of credit that was required to maintain coverage of the deductible portion of its liability coverage.  The total amount of collateral provided in the arrangement is $13.6 million and is recorded as part of restricted cash as of May 31, 2013.   Reserves for retained losses within this captive, which are recorded in accrued liabilities in our condensed consolidated balance sheets, were approximately $12.5 million and $10.8 million as of May 31, 2013 and February 28, 2013, respectively.  Exposures for periods prior to the inception of the captive are covered by pre-existing insurance policies.

16. Commitments and Contingencies

Lease commitments

The Company has various noncancelable operating leases with initial or remaining terms in excess of one year. In addition, certain leases contain early purchase options that if exercised would reduce the minimum payments. The future minimum payments under these operating leases are payable as follows:

(In thousands)

Fiscal Year Ending
2014	$2,062
2015	1,437
2016	1,098
2017	582
2018	271
Thereafter	2,486
$7,936

Total operating lease expenses were $3.8 million, $8.7 million and $9.3 million in fiscal years 2013, 2012 and 2011, respectively.

In conjunction with the Company’s 16.2% ownership in Means to Go, LLC, the Company entered into an aircraft lease agreement which expired on December 31, 2011 and is renewed from time to time. The Company is obligated to make lease payments of $0.2 million annually during this period to cover projected fixed charges of operating the aircraft, which is included in the above operating lease commitments. Additionally, the Company is billed an hourly charge for use of the aircraft which is based on the variable costs of operating such aircraft. The Company has provided a letter of credit in the amount of $1.1 million in relation to its obligation as a member of Means to Go, LLC.

Contingencies

In the normal course of business, the Company has commitments, lawsuits, claims and contingent liabilities. The ultimate disposition of these matters is not expected to have a material adverse effect on the Company’s consolidated financial position, statement of comprehensive income (loss) or liquidity.

The Company maintains a self-insurance program for workers’ compensation (Pennsylvania employees) coverage, which is administered by a third party management company. The Company’s self-insurance retention is limited to $1.0 million per occurrence with the excess covered by workers’ compensation excess liability insurance. The Company is required to maintain a $7.2 million surety bond with the Commonwealth of Pennsylvania. Self-insurance costs are accrued based upon the aggregate of the liability for reported claims and an estimated liability for claims incurred but not reported. The Company also maintains three self-insurance programs for health coverage with losses limited to $0.3 million per employee. Additionally, the Company is required to provide a letter of credit in the amount of $0.7 million to guarantee payment of the deductible portion of its liability coverage which existed prior to January 1, 2008.

The Company also maintains a captive insurance company, Rock Solid Insurance Company (“RSIC”), for workers’ compensation (non-Pennsylvania employees), general liability, auto, health, and property coverage. On April 8, 2011, RSIC entered into a Collateral Trust Agreement with an insurer to eliminate a letter of credit that was required to maintain coverage of the deductible portion of its liability coverage. The total amount of collateral provided in the arrangement was $8.8 million and is recorded as part of restricted cash as of February 28, 2013 and February 29, 2012 in our consolidated balance sheets. Reserves for retained losses within this captive, which are recorded in accrued liabilities in our consolidated balance sheets, were approximately $10.8 million and $9.7 million as of February 28, 2013 and February 29, 2012, respectively. Exposures for periods prior to the inception of the captive are covered by pre-existing insurance policies. Other accrued amounts included as insurance, which mostly relates to worker’s compensation, included in Note 8, “Accrued Liabilities” totaled $8.9 million and $8.7 million as of February 28, 2013 and February 29, 2012, respectively.

Segment Reporting	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Segment Reporting
Segment Reporting

8.              Segment Reporting

The Company reports information about its operating segments using the “management approach,” which is based on the way management organizes and reports the segments within the organization for making operating decisions and assessing performance to the chief operating decision maker. The Company’s three reportable segments are: (i) construction materials; (ii) heavy/highway construction; and (iii) traffic safety services and equipment.  Almost all activity of the Company is domestic.  Segment information includes both inter-segment and certain intra-segment activities.

The Company reviews earnings of the segments principally at the operating income level less indirect costs and accounts for inter-segment and certain intra-segment sales at prices that range from negotiated rates to those that approximate fair market value. Segment operating income consists of revenue less direct costs and expenses. Corporate and unallocated costs include those administrative and financial costs which are not allocated to segment operations and are excluded from segment operating income.  These costs include corporate administrative functions such as trade receivable billings and collections, payment processing, accounting, legal and other administrative costs, unallocated corporate functions and divisional administrative functions.

In prior fiscal periods the Company reported other revenues separately, which management now includes within the construction materials segment consistent with managements business assessment.  Additionally in the first quarter of fiscal 2014, management began assessing performance of its operations without the allocation of indirect costs of its Selling, administrative and general expense.  Indirect costs include trade receivable billings and collections, payment processing, accounting, legal and other administrative costs.  Operating loss for the three months ended May 31, 2012, as reflected in the financial data below, included allocated indirect selling, administrative and general costs of $4.2 million, $1.8 million, and $0.1 million for construction materials, heavy/highway construction and traffic safety services and equipment segments, respectively.

The following is a summary of certain financial data for the Company’s operating segments:

	Three Months Ended
	May 31,	May 31,
(In thousands)	2013	2012

Revenue
Construction materials	$111,217	$122,282
Heavy/highway construction	48,416	53,983
Traffic safety services and equipment	24,089	23,254
Other revenues	—	3,722
Segment totals	183,722	203,241
Eliminations	(35,978)	(45,260)
Total net revenue	$147,744	$157,981
Operating loss
Construction materials	$7,357	$5,829
Heavy/highway construction	(2,524)	(3,483)
Traffic safety services and equipment	(676)	(463)
Corporate and unallocated	(17,692)	(8,664)
Total operating loss	$(13,535)	$(6,781)

	Three Months Ended
	May 31,	May 31,
(In thousands)	2013	2012

Depreciation, depletion and amortization
Construction materials	$8,089	$7,716
Heavy/highway construction	2,076	1,897
Traffic safety services and equipment	1,514	1,692
Corporate and unallocated	439	538
Total depreciation, depletion and amortization	$12,118	$11,843

17. Business Segments

The Company reports information about its operating segments using the “management approach,” which is based on the way management organizes and reports the segments within the organization for making operating decisions and assessing performance to the chief operating decision maker. The Company’s three reportable segments are: (i) construction materials; (ii) heavy/highway construction; and (iii) traffic safety services and equipment. Almost all activity of the Company is domestic. Segment information includes both inter-segment and certain intra-segment activities. A description of the services and product offerings within each of the Company’s segments is provided below.

Construction materials mines and produces aggregates (crushed stone, construction sand and gravel), hot mix asphalt, ready mixed concrete and other concrete products including precast/prestressed structural concrete components and masonry blocks for sale to third parties and internal use. Construction materials serve markets primarily in the Commonwealth of Pennsylvania and western New York. The high weight-to-value ratio of aggregates and concrete products and the time in which ready-mixed concrete and hot mix asphalt begin to set, limit the efficient distribution range for these products to roughly a one-hour haul time. Accordingly, the Company’s markets for these products are generally local in nature.

Heavy/highway construction includes heavy and highway construction, blacktop paving and other site preparation services. Heavy/highway construction is primarily supplied with its construction materials, such as hot mix asphalt, ready-mixed concrete and aggregates from our construction materials segment and serves markets primarily in the Commonwealth of Pennsylvania.

Traffic safety services and equipment rents and sells general and specialty traffic control and work zone safety equipment and safety services to industrial and construction end-users. Traffic safety services and equipment business sells equipment through its national sales network and provides traffic maintenance and protection services primarily throughout the eastern United States.

The Company reviews earnings of the segments principally at the operating profit level and accounts for inter-segment and certain intra-segment sales at prices that range from negotiated rates to those that approximate fair market value. Segment operating profit consists of revenue less operating costs and expenses. Corporate and unallocated costs include those administrative and financial costs which are not allocated to segment operations and are excluded from segment operating profit. These costs include corporate administrative functions, unallocated corporate functions and divisional administrative functions. Segment assets are those assets that are used in each segment’s operations and include only assets directly identified with those operations. Corporate and unallocated assets include principally cash and cash equivalents, prepaid and other assets, deferred income taxes and cash value of life insurance. The accounting policies of the segments are the same as those described in Note 1, “Nature of Operations and Summary of Significant Accounting Policies”.

The Company’s segment revenue presentation for fiscal years 2012 and 2011 has been revised to conform to the current presentation. The revisions resulted in decreases to heavy/highway construction revenue and eliminations of $29.8 million and $30.8 million for fiscal years 2012 and 2011, respectively. These revisions were made to align with the current management approach related to this segment.

The following is a summary of certain financial data for the Company’s operating segments:

	Year Ended
	February 28,	February 29,	February 28,
(In thousands)	2013	2012	2011

Revenue
Construction materials	$505,026	$529,838	$512,143
Heavy/highway construction	248,188	268,160	306,795
Traffic safety services and equipment	84,463	82,929	78,181
Other revenues	15,264	15,592	15,220
Segment totals	852,941	896,519	912,339
Eliminations	(175,851)	(190,585)	(186,940)
Total revenue	$677,090	$705,934	$725,399

Operating (loss) income
Construction materials	$27,567	$36,192	$36,108
Heavy/highway construction	(6,800)	(5,103)	6,454
Traffic safety services and equipment	(5,769)	(209)	3,377
Corporate and unallocated	(36,843)	(26,147)	(14,922)
Total operating (loss) income	$(21,845)	$4,733	$31,017

	Year Ended
	February 28,	February 29,	February 28,
(In thousands)	2013	2012	2011

Product and services revenue
Construction materials
Aggregates	$189,084	$202,459	$192,102
Hot mix asphalt	196,474	201,742	196,209
Ready mixed concrete	62,705	62,522	63,459
Precast/prestressed structural concrete	26,460	30,680	27,353
Masonry products	16,083	17,287	17,880
Construction supply centers	14,220	15,148	15,140
Heavy/highway construction	248,188	268,160	306,795
Traffic safety services and equipment	84,463	82,929	78,181
Other revenues	15,264	15,592	15,220
Eliminations	(175,851)	(190,585)	(186,940)
Total revenue	$677,090	705,934	$725,399

Product and services operating income (loss)
Construction materials
Aggregates	$14,074	$19,027	$19,443
Hot mix asphalt	16,851	15,113	18,508
Ready mixed concrete	1,284	2,349	2,595
Precast/prestressed structural concrete	(1,852)	(704)	(3,187)
Masonry products	(876)	(521)	(1,528)
Construction supply centers	790	928	277
Intangible asset impairment	(2,704)	—	—
Heavy/highway construction	(6,800)	(5,103)	6,454
Traffic safety services and equipment	(5,769)	(209)	3,377
Corporate and unallocated	(36,843)	(26,147)	(14,922)
Total operating (loss) income	$(21,845)	$4,733	$31,017

	Year Ended
	February	February	February
(In thousands)	28, 2013	29, 2012	28, 2011

Depreciation, depletion and amortization
Construction materials	$28,183	$33,151	$28,301
Heavy/highway construction	11,819	9,018	8,808
Traffic safety services and equipment	7,312	7,155	7,384
Corporate and unallocated	3,628	2,350	1,424
Total depreciation, depletion and amortization	$50,942	$51,674	$45,917

Capital expenditures
Construction materials	$29,725	$22,916	$21,650
Heavy/highway construction	11,613	11,189	8,380
Traffic safety services and equipment	2,302	3,204	7,557
Corporate and unallocated	962	9,899	6,157
Total capital expenditures	$44,602	$47,208	$43,744

	February	February
(In thousands)	28, 2013	29, 2012

Segment assets
Construction materials	$523,087	$538,061
Heavy/highway construction	53,894	66,458
Traffic safety services and equipment	62,274	72,313
Corporate and unallocated	94,933	99,490
Total assets	$734,188	$776,322

In fiscal year 2013, sales to one customer of $151.5 million represented more than 10% of our revenue. In fiscal year 2012, sales to one customer of $98.2 million represented more than 10% of our revenue. In fiscal year 2011, sales to two customers of $218.3 million each represented more than 10% of our revenue.

Condensed Issuer, Guarantor and Non Guarantor Financial Information	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Condensed Issuer, Guarantor and Non Guarantor Financial Information

9.              Condensed Issuer, Guarantor and Non Guarantor Financial Information

The Company’s Secured Notes and Notes are guaranteed by certain subsidiaries.  Except for Rock Solid, NESL, II LLC, and Kettle Creek Partners GP, LLC, all existing consolidated subsidiaries of the Company are 100% owned and provide a joint and several, full and unconditional guarantee of the securities. These entities include Gateway Trade Center Inc., EII Transport Inc., Protections Services Inc., Work Area Protection Corp., SCI Products Inc., ASTI Transportation Systems, Inc., and Precision Solar Controls Inc. (“Guarantor Subsidiaries”).  There are no significant restrictions on the parent Company’s ability to obtain funds from any of the Guarantor Subsidiaries in the form of a dividend or loan.  Additionally, there are no significant restrictions on a Guarantor Subsidiary’s ability to obtain funds from the parent Company or its direct or indirect subsidiaries. Certain other wholly owned subsidiaries and consolidated partially owned partnerships do not guarantee the Secured Notes or the Notes.  These entities include Rock Solid, South Woodbury, L.P., NESL, II LLC, Kettle Creek Partners L.P., and Kettle Creek Partners GP, LLC (“Non Guarantors”).

The following condensed consolidating balance sheets, statements of comprehensive income (loss) and statements of cash flows are provided for the Company, all Guarantor Subsidiaries and Non Guarantors. The information has been presented as if the parent Company accounted for its ownership of the Guarantor Subsidiaries and Non Guarantors using the equity method of accounting.

Condensed Consolidating Balance Sheet at May 31, 2013

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Assets
Current assets
Cash and cash equivalents	$22	$19	$3,215	$—	$3,256
Restricted cash	1,051	105	13,595	—	14,751
Accounts receivable	91,380	16,170	215	(201)	107,564
Inventories	107,874	16,938	—	—	124,812
Net investment in lease	—	—	647	(647)	—
Deferred income taxes	11,750	976	—	—	12,726
Other current assets	6,622	1,401	83	––	8,106
Total current assets	218,699	35,609	17,755	(848)	271,215
Property, plant and equipment, net	349,483	20,606	7,424	(7,424)	370,089
Goodwill	83,228	5,845	—	—	89,073
Other intangible assets	8,159	12,612	—	—	20,771
Investment in subsidiaries	78,110	—	—	(78,110)	—
Intercompany receivables	965	17,978	—	(18,943)	—
Other assets	28,292	1,167	—	—	29,459
	$766,936	$93,817	$25,179	$(105,325)	$780,607
Liabilities and (Deficit) Equity
Current liabilities
Current maturities of long-term debt	$9,533	$—	$822	$(647)	$9,708
Accounts payable - trade	49,751	6,080	199	(201)	55,829
Accrued liabilities	34,273	2,987	12,895	—	50,155
Total current liabilities	93,557	9,067	13,916	(848)	115,692
Intercompany payables	18,664	—	279	(18,943)	—
Long-term debt, less current maturities	616,364	—	6,374	—	622,738
Obligations under capital leases, less current installments	7,424	—	—	(7,424)	—
Deferred income taxes	40,868	8,291	—	—	49,159
Other liabilities	29,449	777	—	—	30,226
Total liabilities	806,326	18,135	20,569	(27,215)	817,815
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	(39,390)	75,682	2,428	(78,110)	(39,390)
Noncontrolling interest	—	—	2,182	—	2,182
Total (deficit) equity	(39,390)	75,682	4,610	(78,110)	(37,208)
	$766,936	$93,817	$25,179	$(105,325)	$780,607

Condensed Consolidating Balance Sheet at February 28, 2013

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Assets
Current assets
Cash and cash equivalents	$31	$19	$9,484	$—	$9,534
Restricted cash	1,174	105	8,844	—	10,123
Accounts receivable	39,128	13,129	14	—	52,271
Inventories	109,032	16,112	—	—	125,144
Net investment in lease	—	—	634	(634)	—
Deferred income taxes	11,425	961	—	—	12,386
Other current assets	6,992	1,317	28	—	8,337
Total current assets	167,782	31,643	19,004	(634)	217,795
Property, plant and equipment, net	350,656	21,212	7,589	(7,589)	371,868
Goodwill	83,228	5,845	—	—	89,073
Other intangible assets	8,093	12,907	—	—	21,000
Investment in subsidiaries	81,430	—	—	(81,430)	—
Intercompany receivables	279	19,984	—	(20,263)	—
Other assets	33,252	1,200	—	—	34,452
	$724,720	$92,791	$26,593	$(109,916)	$734,188
Liabilities and (Deficit) Equity
Current liabilities
Current maturities of long-term debt	$11,175	$—	$801	$(634)	$11,342
Accounts payable - trade	18,343	2,044	221	—	20,608
Accrued liabilities	37,640	5,135	11,232	—	54,007
Total current liabilities	67,158	7,179	12,254	(634)	85,957
Intercompany payables	19,984	—	279	(20,263)	—
Long-term debt, less current maturities	559,915	—	6,730	—	566,645
Obligations under capital leases, less current installments	7,589	—	—	(7,589)	—
Deferred income taxes	43,834	8,609	—	—	52,443
Other liabilities	35,723	1,010	—	—	36,733
Total liabilities	734,203	16,798	19,263	(28,486)	741,778
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	(9,483)	75,993	5,437	(81,430)	(9,483)
Noncontrolling interest	—	—	1,893	—	1,893
Total (deficit) equity	(9,483)	75,993	7,330	(81,430)	(7,590)
	$724,720	$92,791	$26,593	$(109,916)	$734,188

Condensed Consolidating Statement of Comprehensive Income (Loss) for the three months ended May 31, 2013

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Revenue	$125,738	$23,212	$2,416	$(3,622)	$147,744
Cost of revenue (exclusive of items shown separately below)	110,422	18,962	1,505	(3,171)	127,718
Depreciation, depletion and amortization	10,564	1,554	—	—	12,118
Pension and profit sharing	1,795	83	—	—	1,878
Selling, administrative and general expenses	16,679	3,004	74	(344)	19,413
Loss on disposals of property, equipment and software	138	14	—	—	152
Operating (loss) income	(13,860)	(405)	837	(107)	(13,535)
Interest expense, net	(19,118)	(61)	(105)	107	(19,177)
(Loss) income before income taxes	(32,978)	(466)	732	—	(32,712)
Income tax benefit	(3,322)	(153)	—	—	(3,475)
Equity in earnings of subsidiaries	(320)	—	—	320	—
Net (loss) income	(29,976)	(313)	732	320	(29,237)
Unrealized actuarial losses and amortization of prior service costs, net of income tax	69	—	—	—	69
Comprehensive (loss) income	(29,907)	(313)	732	320	(29,168)
Less: comprehensive income attributable to noncontrolling interest	—	—	(739)	—	(739)
Comprehensive (loss) income attributable to New Enterprise Stone & Lime Co., Inc.	$(29,907)	$(313)	$(7)	$320	$(29,907)

Condensed Consolidating Statement of Comprehensive Income (Loss) for the three months ended May 31, 2012

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Revenue	$148,256	$21,620	$1,978	$(13,873)	$157,981
Cost of revenue (exclusive of items shown separately below)	129,123	17,113	614	(13,419)	133,431
Depreciation, depletion and amortization	9,961	1,882	—	—	11,843
Pension and profit sharing	1,762	79	—	—	1,841
Selling, administrative and general expenses	15,677	2,249	100	(344)	17,682
Gain on disposals of property, equipment and software	(35)	—	—	—	(35)
Operating income (loss)	(8,232)	297	1,264	(110)	(6,781)
Interest expense, net	(22,710)	(72)	(148)	110	(22,820)
(Loss) income before income taxes	(30,942)	225	1,116	—	(29,601)
Income tax benefit	(10,812)	(675)	—	—	(11,487)
Equity in earnings of subsidiaries	1,711	—	—	(1,711)	—
Net (loss) income	(18,419)	900	1,116	(1,711)	(18,114)
Unrealized actuarial losses and amortization of prior service costs, net of income tax	77	—	—	—	77
Comprehensive (loss) income	(18,342)	900	1,116	(1,711)	(18,037)
Less: comprehensive income attributable to noncontrolling interest		—	(305)	—	(305)
Comprehensive (loss) income attributable to New Enterprise Stone & Lime Co., Inc.	$(18,342)	$900	$811	$(1,711)	$(18,342)

Condensed Consolidating Statement of Cash Flows for the three months ended May 31, 2013

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total

Cash flows from operating activities	$(36,279)	$758	$2,268	$(3,000)	$(36,253)
Cash flows from investing activities
Capital expenditures	(8,718)	(773)	—	—	(9,491)
Proceeds from sale of property and equipment	52	15	—	—	67
Change in cash value of life insurance	3,089	—	—	—	3,089
Change in restricted cash	123	—	(4,751)	—	(4,628)
Net cash used in investing activities	(5,454)	(758)	(4,751)	—	(10,963)
Cash flows from financing activities
Proceeds from revolving credit	49,419	—	—	—	49,419
Repayment of revolving credit	(6,324)	—	—	—	(6,324)
Proceeds from issuance of long-term debt	481	—	—	—	481
Repayment of long-term debt	(756)	—	(335)	—	(1,091)
Payments on capital leases	(1,096)	—	—	—	(1,096)
Debt issuance costs	—	—	—	—	—
Dividends received (paid)	—	—	(3,000)	3,000	—
Distribution to noncontrolling interest	—	—	(451)	—	(451)
Net cash provided by (used in) financing activities	41,724	—	(3,786)	3,000	40,938
Net decrease in cash and cash equivalents	(9)	—	(6,269)	—	(6,278)
Cash and cash equivalents
Beginning of period	31	19	9,484	—	9,534
End of period	$22	$19	$3,215	$—	$3,256

Condensed Consolidating Statement of Cash Flows for the three months ended May 31, 2012

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total

Cash flows from operating activities	$(39,008)	$(543)	$(2,404)	$—	$(41,955)
Cash flows from investing activities
Capital expenditures	(14,358)	(417)	—	—	(14,775)
Proceeds from sale of property and equipment	221	—	—	—	221
Change in cash value of life insurance	(2,573)	—	—	—	(2,573)
Change in restricted cash	126	—	(1)	—	125
Net cash used in investing activities	(16,584)	(417)	(1)	—	(17,002)
Cash flows from financing activities
Proceeds from revolving credit	118,377	486	—	—	118,863
Repayment of revolving credit	(170,383)	—	—	—	(170,383)
Proceeds from issuance of long-term debt	268,535	—	—	—	268,535
Repayment of long-term debt	(152,652)	—	(116)	—	(152,768)
Payments on capital leases	(1,290)	—	—	—	(1,290)
Debt issuance costs	(14,062)	—	—	—	(14,062)
Dividends paid	—	—	—	—	—
Distribution to noncontrolling interest	—	—	(438)	—	(438)
Net cash provided by (used in) financing activities	48,525	486	(554)	—	48,457
Net decrease in cash and cash equivalents	(7,067)	(474)	(2,959)	—	(10,500)
Cash and cash equivalents
Beginning of period	7,106	476	7,450	—	15,032
End of period	$39	$2	$4,491	$—	$4,532

18. Condensed Issuer, Guarantor and Non-Guarantor Financial Information

The Company’s Secured Notes and Notes are guaranteed by certain subsidiaries. Except for RSIC, NESL, II LLC, and Kettle Creek Partners GP, LLC, all existing consolidated subsidiaries of the Company are 100% owned and provide a joint and several, full and unconditional guarantee of the securities. These entities include Gateway Trade Center Inc., EII Transport Inc., Protections Services Inc., Work Area Protection Corp., SCI Products Inc., ASTI Transportation Systems, Inc., and Precision Solar Controls Inc. (“Guarantor Subsidiaries”). There are no significant restrictions on the parent Company’s ability to obtain funds from any of the Guarantor Subsidiaries in the form of a dividend or loan. Additionally, there are no significant restrictions on a Guarantor Subsidiary’s ability to obtain funds from the parent Company or its direct or indirect subsidiaries. Certain other wholly owned subsidiaries and consolidated partially owned partnerships do not guarantee the Secured Notes or the Notes. These entities include RSIC, South Woodbury, L.P., NESL, II LLC, Kettle Creek Partners L.P., and Kettle Creek Partners GP, LLC (“Non Guarantors”).

The following condensed consolidating balance sheets, statements of comprehensive income (loss) and statements of cash flows are provided for the Company, all Guarantor Subsidiaries and Non Guarantors. The information has been presented as if the parent Company accounted for its ownership of the Guarantor Subsidiaries and Non Guarantors using the equity method of accounting.

The Company revised its condensed consolidating statements of operations for the fiscal year ended February 28, 2011, to correct certain errors in income taxes, noncontrolling interest and certain other eliminating adjustments. The revision was made to appropriately present parent company and eliminated activity in the appropriate column of the consolidating schedule. For the year-ended February 28, 2011, the revision resulted in a net increase of $0.3 million to the “net loss attributable to New Enterprise Stone & Lime Co., Inc.” in the New Enterprise Stone & Lime Co. Inc. column, a decrease to “net loss attributable to New Enterprise Stone & Lime Co., Inc.” in the eliminations column of $1.5 million and an increase in the “noncontrolling interest in net income” of $1.2 million within the Non-Guarantor column.

Condensed Consolidating Balance Sheet at February 28, 2013

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Assets
Current assets
Cash and cash equivalents	$31	$19	$9,484	$—	$9,534
Restricted cash	1,174	105	8,844	—	10,123
Accounts receivable	39,128	13,129	14	—	52,271
Inventories	109,032	16,112	—	—	125,144
Net investment in lease	—	—	634	(634)	—
Deferred income taxes	11,425	961	—	—	12,386
Other current assets	6,992	1,317	28	—	8,337
Total current assets	167,782	31,643	19,004	(634)	217,795
Property, plant and equipment, net	350,656	21,212	7,589	(7,589)	371,868
Goodwill	83,228	5,845	—	—	89,073
Other intangible assets	8,093	12,907	—	—	21,000
Investment in subsidiaries	81,430	—	—	(81,430)	—
Intercompany receivables	279	19,984	—	(20,263)	—
Other assets	33,252	1,200	—	—	34,452
	$724,720	$92,791	$26,593	$(109,916)	$734,188
Liabilities and (Deficit) Equity
Current liabilities
Current maturities of long-term debt	$11,175	$—	$801	$(634)	$11,342
Accounts payable - trade	18,343	2,044	221	—	20,608
Accrued liabilities	37,640	5,135	11,232	—	54,007
Total current liabilities	67,158	7,179	12,254	(634)	85,957
Intercompany payables	19,984	—	279	(20,263)	—
Long-term debt, less current maturities	559,915	—	6,730	—	566,645
Obligations under capital leases, less current installments	7,589	—	—	(7,589)	—
Deferred income taxes	43,834	8,609	—	—	52,443
Other liabilities	35,723	1,010	—	—	36,733
Total liabilities	734,203	16,798	19,263	(28,486)	741,778
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	(9,483)	75,993	5,437	(81,430)	(9,483)
Noncontrolling interest	—	—	1,893	—	1,893
Total (deficit) equity	(9,483)	75,993	7,330	(81,430)	(7,590)
	$724,720	$92,791	$26,593	$(109,916)	$734,188

Condensed Consolidating Balance Sheet at February 29, 2012

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Assets
Current assets
Cash and cash equivalents	$7,106	$476	$7,450	$—	$15,032
Restricted cash	1,379	102	8,841	—	10,322
Accounts receivable	61,891	14,933	17	—	76,841
Inventories	114,888	17,307	—	—	132,195
Net investment in lease	—	—	610	(610)	—
Deferred income taxes	14,912	1,107	—	—	16,019
Other current assets	7,434	326	28	—	7,788
Total current assets	207,610	34,251	16,946	(610)	258,197
Property, plant and equipment, net	345,461	25,947	7,451	(7,285)	371,574
Goodwill	85,002	5,845	—	—	90,847
Other intangible assets	10,904	15,440	—	—	26,344
Investment in subsidiaries	82,166	—	—	(82,166)	—
Intercompany receivables	280	16,310	—	(16,590)	—
Other assets	29,360	—	—	—	29,360
	$760,783	$97,793	$24,397	$(106,651)	$776,322
Liabilities and (Deficit) Equity
Current liabilities
Current maturities of long-term debt	$7,671	$—	$477	$(610)	$7,538
Accounts payable - trade	24,239	3,166	153	—	27,558
Accrued liabilities	38,594	3,309	9,728	—	51,631
Total current liabilities	70,504	6,475	10,358	(610)	86,727
Intercompany payables	16,310	—	280	(16,590)	—
Long-term debt, less current maturities	514,191	—	7,284	—	521,475
Obligations under capital leases, less current installments	7,285	—	—	(7,285)	—
Deferred income taxes	82,772	13,902	—	—	96,674
Other liabilities	21,445	133	—	—	21,578
Total liabilities	712,507	20,510	17,922	(24,485)	726,454
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	48,276	77,283	4,883	(82,166)	48,276
Noncontrolling interest	—	—	1,592	—	1,592
Total (deficit) equity	48,276	77,283	6,475	(82,166)	49,868
	$760,783	$97,793	$24,397	$(106,651)	$776,322

Condensed Consolidating Statement of Comprehensive Income (Loss) for the year ended February 28, 2013

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Revenue	$593,624	$86,563	$7,714	$(10,811)	$677,090
Cost of revenue (exclusive of items shown separately below)	492,386	70,929	4,999	(10,811)	557,503
Depreciation, depletion and amortization	42,452	8,490	—	—	50,942
Intangible asset impairment	2,704	2,000	—	—	4,704
Pension and profit sharing	7,996	329	—	—	8,325
Selling, administrative and general expenses	66,261	10,509	368	—	77,138
(Gain) loss on disposals of property, equipment and software	193	130	—	—	323
Operating (loss) income	(18,368)	(5,824)	2,347	—	(21,845)
Interest expense, net	(75,149)	(289)	(409)	—	(75,847)
(Loss) income before income taxes	(93,517)	(6,113)	1,938	—	(97,692)
Income tax benefit	(36,735)	(4,823)	—	—	(41,558)
Equity in earnings of subsidiaries	(736)	—	—	736	—
Net (loss) income	(57,518)	(1,290)	1,938	736	(56,134)
Unrealized actuarial losses and amortization of prior service costs, net of income tax	(241)	—	—	—	(241)
Comprehensive (loss) income	(57,759)	(1,290)	1,938	736	(56,375)
Less: comprehensive income attributable to noncontrolling interest	—		(1,384)	—	(1,384)
Comprehensive (loss) income attributable to New Enterprise Stone & Lime Co., Inc.	$(57,759)	$(1,290)	$554	$736	$(57,759)

Condensed Consolidating Statement of Comprehensive Income (Loss) for the year ended February 29, 2012

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Revenue	$638,256	$80,369	$6,378	$(19,069)	$705,934
Cost of revenue (exclusive of items shown separately below)	528,946	61,928	3,681	(19,069)	575,486
Depreciation, depletion and amortization	44,094	7,580	—	—	51,674
Intangible asset impairment	—	1,100	—	—	1,100
Pension and profit sharing	7,406	216	—	—	7,622
Selling, administrative and general expenses	54,307	9,587	617	—	64,511
Loss on disposals of property, equipment and software	808	—	—	—	808
Operating income (loss)	2,695	(42)	2,080	—	4,733
Interest expense, net	(45,670)	(255)	(634)	—	(46,559)
(Loss) income before income taxes	(42,975)	(297)	1,446	—	(41,826)
Income tax benefit	(16,292)	(105)	—	—	(16,397)
Equity in earnings of subsidiaries	434	—	—	(434)	—
Net (loss) income	(26,249)	(192)	1,446	(434)	(25,429)
Unrealized actuarial losses and amortization of prior service costs, net of income tax	(778)	—	—	—	(778)
Comprehensive (loss) income	(27,027)	(192)	1,446	(434)	(26,207)
Less: comprehensive income attributable to noncontrolling interest	—		(820)	—	(820)
Comprehensive (loss) income attributable to New Enterprise Stone & Lime Co., Inc.	$(27,027)	$(192)	$626	$(434)	$(27,027)

Condensed Consolidating Statement of Comprehensive Income (Loss) for the year ended February 28, 2011

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Revenue	$647,564	$82,742	$6,971	$(11,878)	$725,399
Cost of revenue (exclusive of items shown separately below)	526,905	61,167	2,417	(11,878)	578,611
Depreciation, depletion and amortization	38,111	7,806	—	—	45,917
Pension and profit sharing	8,691	216	—	—	8,907
Selling, administrative and general expenses	51,579	9,628	340	—	61,547
Gain on disposals of property, equipment and software	(600)	—	—	—	(600)
Operating income	22,878	3,925	4,214	—	31,017
Interest expense, net	(40,479)	(15)	(774)	—	(41,268)
(Loss) income before income taxes	(17,601)	3,910	3,440	—	(10,251)
Income tax benefit	(3,049)	(1,429)	—	—	(4,478)
Equity in earnings of subsidiaries	7,584	—	—	(7,584)	—
Net (loss) income	(6,968)	5,339	3,440	(7,584)	(5,773)
Unrealized actuarial losses and amortization of prior service costs, net of income tax	173	—	—	—	173
Comprehensive (loss) income	(6,795)	5,339	3,440	(7,584)	(5,600)
Less: comprehensive income attributable to noncontrolling interest	—	—	(1,195)	—	(1,195)
Comprehensive (loss) income attributable to New Enterprise Stone & Lime Co., Inc.	$(6,795)	$5,339	$2,245	$(7,584)	$(6,795)

Condensed Consolidating Statement of Cash Flows for the year ended February 28, 2013

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total

Cash flows from operating activities	$13,575	$2,681	$3,774	$—	$20,030
Cash flows from investing activities
Capital expenditures	(39,259)	(3,135)	—	—	(42,394)
Capitalized software	(23)	—	—	—	(23)
Proceeds from sale of property and equipment	304	—	—	—	304
Change in cash value of life insurance	(3,333)	—	—	—	(3,333)
Change in restricted cash	205	(3)	(3)	—	199
Net cash used in investing activities	(42,106)	(3,138)	(3)	—	(45,247)
Cash flows from financing activities
Proceeds from revolving credit	224,729	—	—	—	224,729
Repayment of revolving credit	(298,361)	—	—	—	(298,361)
Proceeds from issuance of long-term debt	268,641	—	—	—	268,641
Repayment of long-term debt	(154,548)	—	(654)	—	(155,202)
Payments on capital leases	(4,943)	—	—	—	(4,943)
Debt issuance costs	(14,062)	—	—	—	(14,062)
Distribution to noncontrolling interest	—	—	(1,083)	—	(1,083)
Net cash provided by (used in) financing activities	21,456	—	(1,737)	—	19,719
Net (decrease) increase in cash and cash equivalents	(7,075)	(457)	2,034	—	(5,498)
Cash and cash equivalents
Beginning of period	7,106	476	7,450	—	15,032
End of period	$31	$19	$9,484	$—	$9,534

Condensed Consolidating Statement of Cash Flows for the year ended February 29, 2012

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total

Cash flows from operating activities	$12,829	$1,875	$6,193	$(1,200)	$19,697
Cash flows from investing activities
Capital expenditures	(32,093)	(3,299)	—	—	(35,392)
Capitalized software	(8,562)	—	—	—	(8,562)
Proceeds from sale of property and equipment	1,305	421	990	—	2,716
Change in cash value of life insurance	2,825	—	—	—	2,825
Change in restricted cash	399	7	(8,841)	—	(8,435)
Net cash used in investing activities	(36,126)	(2,871)	(7,851)	—	(46,848)
Cash flows from financing activities
Proceeds from revolving credit	145,477	—	—	—	145,477
Repayment of revolving credit	(98,500)	—	—	—	(98,500)
Proceeds from issuance of long-term debt	12,398	—	—	—	12,398
Repayment of long-term debt	(27,038)	—	(2,095)	—	(29,133)
Payments on capital leases	(5,329)	—	—	—	(5,329)
Debt issuance costs	(1,663)	—	—	—	(1,663)
Dividends paid	—	—	(1,200)	1,200	—
Distribution to noncontrolling interest	—	—	(1,096)	—	(1,096)
Net cash provided by (used in) financing activities	25,345	—	(4,391)	1,200	22,154
Net increase (decrease) in cash and cash equivalents	2,048	(996)	(6,049)	—	(4,997)
Cash and cash equivalents
Beginning of period	5,058	1,472	13,499	—	20,029
End of period	$7,106	$476	$7,450	$—	$15,032

Condensed Consolidating Statement of Cash Flows for the year ended February 28, 2011

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total

Cash flows from operating activities	$34,057	$7,111	$6,335	$—	$47,503
Cash flows from investing activities
Capital expenditures	(24,399)	(7,378)	—	—	(31,777)
Capitalized software	(929)	—	—	—	(929)
Proceeds from sale of property and equipment	1,167	1,073	—	—	2,240
Change in cash value of life insurance	(962)	—	—	—	(962)
Change in restricted cash	(87)	—	—	—	(87)
Other investing activities	(25)	(9)	—	—	(34)
Net cash used in investing activities	(25,235)	(6,314)	—	—	(31,549)
Cash flows from financing activities
Proceeds from revolving credit	100,164	—	—	—	100,164
Repayment of revolving credit	(121,065)	—	—	—	(121,065)
Proceeds from issuance of long-term debt	250,000	—	—	—	250,000
Repayment of long-term debt	(218,424)	—	(756)	—	(219,180)
Payments on capital leases	(5,009)	—	—	—	(5,009)
Debt issuance costs	(9,967)	—	—	—	(9,967)
Distribution to noncontrolling interest	—	—	(1,641)	—	(1,641)
Net cash used in financing activities	(4,301)	—	(2,397)	—	(6,698)
Net increase in cash and cash equivalents	4,521	797	3,938	—	9,256
Cash and cash equivalents
Beginning of period	537	675	9,561	—	10,773
End of period	$5,058	$1,472	$13,499	$—	$20,029

Subsequent Events	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Subsequent Events
Subsequent Events

10.       Subsequent Events

S-4 Filed June 13, 2013

On June 13, 2013 the Company filed a form S-4 with the SEC and is currently in the process of registering to exchange up to $289,387,000 in aggregate principal amount of its Secured Notes for up to $289,387,000 in aggregate principal amount of its Secured Notes. The aggregate principal amount includes the $265,000,000 in aggregate principal amount of Secured Notes initially issued in the private placement transaction on March 15, 2012 increased by an additional $24,387,000 in lieu of cash as payment-in-kind interest in respect of the Secured Notes on the September 15, 2012 and March 15, 2013 interest payment dates. We are also offering approximately $87,989,000 of additional Secured Notes and guarantees thereon, that may be issued, at our option, in lieu of cash interest payments on the Secured Notes.

20. Subsequent Events

On March 4, 2013, the Company notified the trustee of its Secured Notes that it had selected to pay interest on the Secured Notes for the 12-month period commencing March 15, 2013 in the form of 5% cash payment and 8% payment in kind, which represents $14.9 million and $23.6 million, respectively.

On May 29, 2013, the Company entered into the third amendment to the ABL Facility, which provided increased short-term borrowing availability. As part of the third amendment, the Company agreed to the following revised terms: (i) the aggregate overall amount of the ABL Facility was reduced from $170.0 million to $145.0 million; (ii) through November 30, 2014, the Company is no longer required to maintain minimum excess availability (as defined in the ABL Facility); (iii) the interest rate margin added to applicable LIBOR based borrowings has increased to a fixed 5%; (iv) the interest rate margin added to applicable Base Rate borrowings has increased to a fixed 3%; (v) the 1.25% floor applicable to LIBOR based borrowings has been removed; and (vi) to the extent that we dispose of assets that are ABL Priority Collateral and certain unencumbered assets, the net cash proceeds will be used to prepay outstanding borrowings under the ABL Facility and the overall ABL Facility will be reduced by $1 for each $1 of assets sold up to $15 million.

The third amendment did not change other significant terms of the ABL Facility such as the maturity, borrowing base formula, and covenants, as applicable.

The Company agreed to pay $0.3 million in fees to effect the third amendment to the ABL Facility and as a result of the reduction in the maximum borrowings of the ABL Facility the Company will also expense $0.7 million of unamortized deferred debt issuance costs to interest expense.

Nature of Operations and Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Nature of Operations and Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements and notes included in this report have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).  All adjustments (all of which are of a normal recurring nature) that are necessary for a fair presentation are reflected in the condensed consolidated financial statements.  The condensed consolidated financial statements do not include all of the information or disclosures required for a complete presentation in accordance with GAAP.  Accordingly, these unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements, including the notes thereto, included in the Company’s Annual Report on Form 10-K for the fiscal year ended February 28, 2013 filed with the Securities and Exchange Commission (“SEC”). The results for interim periods are not necessarily indicative of the results for a full fiscal year.

Principles of Consolidation

Principles of Consolidation

The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries and entities where the Company has a controlling equity interest. Intercompany balances and transactions have been eliminated in consolidation.

Principles of Consolidation

The accompanying consolidated financial statements and notes included in this report have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of the Company and its wholly owned subsidiary companies, and their wholly owned subsidiary companies, and entities where the Company has a controlling equity interest. During fiscal year 2011, we consolidated various legal entities in order to simplify our legal structure. This consolidation did not affect our financial position, results of operations, or cash flows. The companies in the consolidated group as of February 28, 2013 and February 29, 2012 include New Enterprise Stone & Lime Co., Inc.; Gateway Trade Center Inc.; EII Transport Inc.; Protection Services Inc.; Work Area Protection Corp.; SCI Products Inc.; ASTI Transportation Systems, Inc.; Precision Solar Controls Inc.; Rock Solid Insurance Company; Kettle Creek Partners GP, LLC; and Kettle Creek Partners L.P.

The consolidated financial statements also include the accounts of South Woodbury, L.P., which is 99% owned by certain life insurance trusts, which insure the lives of the principal stockholders of the Company. The remainder is owned by the Company through a 1% general partnership interest owned by a wholly-owned entity of the Company, NESL II, LLC.

South Woodbury, L.P. owns an office building in Roaring Spring, PA and an office building that is being used as the Company’s corporate headquarters in New Enterprise, PA. The Company entered into the lease agreements on February 28, 2003. The original lease terms for both leases end on May 31, 2023 and the Company has one five-year option to extend each lease. The annual base rents for the Roaring Spring, PA and New Enterprise, PA office buildings are $0.4 million and $2.0 million respectively, which may be reset to a fair market rate, as defined in the agreements.

Intercompany balances and transactions have been eliminated in consolidation.

Investments in entities in which the Company has an ownership interest of 50% or less are accounted for by the equity method. Investments in affiliated companies consist of a 16.2% membership interest in Means To Go, LLC as of February 28, 2013

Reclassifications	Reclassifications Certain items previously reported in prior period financial statement captions have been conformed to agree with current presentation.	Reclassifications Certain items previously reported in prior period financial statement captions have been conformed to agree with the current presentation.
Use of Estimates

Use of Estimates

The preparation of the condensed consolidated financial statements requires management to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period.  Significant items subject to such estimates and assumptions include the carrying amount of property, plant and equipment; valuation of receivables, inventories, goodwill and other intangible assets; recognition of revenue and loss contract reserves under the percentage-of-completion method; assets and obligations related to employee benefit plans; asset retirement obligations; income tax valuation; and self-insurance reserves.  Actual results could differ from those estimates.

Use of Estimates

The preparation of the consolidated financial statements requires management to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Significant items subject to such estimates and assumptions include the carrying amount of property, plant and equipment; valuation of receivables, inventories, goodwill and other intangible assets; recognition of revenue and loss contract reserves under the percentage-of-completion method; assets and obligations related to employee benefit plans; asset retirement obligations; income tax valuation; and self-insurance reserves. Actual results could differ from those estimates.

Cash and Cash Equivalents and Restricted Cash

Cash and Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. Cash balances were restricted in certain consolidated subsidiaries for bond sinking fund and insurance requirements as well as collateral on outstanding letters of credit or rentals.

We use a cash pooling arrangement with a single financial institution with specific provisions for the right to offset positive and negative cash balances.  Accordingly, we classify net aggregate bank overdraft positions as other obligations within the current maturities of long-term debt as of May 31, 2013, based on the short-term nature of these positions.

Cash and Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. Cash balances were restricted in certain consolidated subsidiaries for bond sinking fund and insurance requirements as well as collateral on outstanding letters of credit or rentals.

In May 2012, the Company started using a cash pooling arrangement with a single financial institution with specific provisions for the right to offset positive and negative cash balances. Accordingly, the Company classifies net aggregate cash overdraft positions as other obligations within the current maturities of long-term debt as of February 28, 2013, based on the short-term nature of these positions.

Trade Accounts Receivable

Trade Accounts Receivable

Trade accounts receivable, less allowance for doubtful accounts, are recorded at the invoiced amount plus service charges related to past due accounts.  The Company’s total accounts receivable consisted of the following:

	May 31,	February 28,
(In thousands)	2013	2013

Costs and estimated earnings in excess of billings	$12,588	$4,265
Trade	96,153	48,392
Retainages	3,407	3,129
	112,148	55,786
Allowance for doubtful accounts	(4,584)	(3,515)
Accounts receivable, net	$107,564	$52,271

Costs and estimated earnings in excess of billings relate to revenue recognized and not yet billed due to contract terms.  State and local agencies often require several approvals to process billings or payments and this may cause a lag in payment times.

Accounts Receivable

Trade accounts receivable, less allowance for doubtful accounts, are recorded at the invoiced amount plus service charges related to past due accounts. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable, including service charges. The Company determines the allowance based on historical write-off experience, specific identification based on a review of individual past due balances and their composition, and the nature of the customer. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Inventories

Inventories

Inventories are stated at the lower of cost or market.  Cost is determined using either first-in, first-out (“FIFO”) or weighted average method based on the applicable category of inventories.

The Company’s total inventory consists of the following:

	May 31,	February 28,
(In thousands)	2013	2013

Crushed stone, agricultural lime, and sand	$74,945	$76,927
Safety equipment	16,499	16,057
Parts, tires, and supplies	11,373	11,331
Raw materials	10,856	9,247
Concrete blocks	3,654	4,210
Building materials	4,214	3,921
Other	3,271	3,451
	$124,812	$125,144

Inventories

Inventories are stated at the lower of cost or market. Cost is determined using either first-in, first-out (“FIFO”) or weighted average method based on the applicable category of inventories. The Company also maintains an allowance for obsolete inventories, which is based on recent sales activity and usage of related items.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are carried at cost.  Assets under capital leases are stated at the lesser of the present value of minimum lease payments or the fair value of the leased item.  Provision for depreciation is generally computed over estimated service lives by the straight-line method.

The Company’s property, plant and equipment consist of the following:

	May 31,	February 28,
(In thousands)	2013	2013

Limestone and sand acreage	$144,076	$144,076
Land, buildings and building improvements	100,669	100,074
Crushing, prestressing, and manufacturing plants	327,449	326,066
Contracting equipment, vehicles and other	302,515	300,450
Construction in progress	9,501	5,680
Property, plant and equipment	884,210	876,346
Less: Accumulated depreciation and depletion	(514,121)	(504,478)
Property, plant and equipment, net	$370,089	$371,868

Depreciation expense was $11.1 and $10.8 million for three months ended May 31, 2013 and May 31, 2012 respectively.

Property, Plant and Equipment

Property, plant and equipment are carried at cost. Assets under capital leases are stated at the lesser of the present value of minimum lease payments or the fair value of the leased item. Provision for depreciation is generally computed over estimated service lives using the straight-line method.

The average depreciable lives by fixed asset category are as follows:

Land improvements	20 years
Buildings and improvements	8 - 40 years
Crushing, prestressing, and manufacturing plants	5 - 33 years
Contracting equipment	3 - 12.5 years
Trucks and autos	3 - 8 years
Office equipment	5 - 10 years

Depletion of limestone deposits is calculated over proven and probable reserves by the units of production method on a quarry-by-quarry basis.

Repairs and maintenance are charged to operations as incurred. Renewals or betterments, which materially add to the useful lives of property and equipment, are capitalized.

The Company capitalizes interest cost during the period assets are being constructed. Interest capitalized on construction in progress amounted to $0.1 million, $0.3 million and $0.1 million during fiscal years 2013, 2012 and 2011, respectively. We capitalized $0.3 million of interest cost related to our new enterprise resource planning system (“ERP”) during fiscal year 2012; no amounts were capitalized during fiscal years 2013 or 2011.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill

The Company tests goodwill for impairment on an annual basis or more frequently if events or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.  There were no changes to the carrying value of goodwill during the three months ended May 31, 2013.  Management continues to monitor the impact of market and economic events to determine if it is more likely than not that the carrying value of these reporting units has been impaired.  The timing of a sustained recovery in the construction industry may have a significant effect on the fair value of our reporting units. A decrease in the estimated fair value of one or more of the Company’s reporting units as a result of changes in future earnings, interest rates, market trends and/or cash flows could result in the recognition of goodwill impairment.

In the fourth quarter of fiscal year 2013 we completed our annual goodwill impairment testing.  The estimated fair value of each of the reporting units was in excess of its carrying value, even after conducting various sensitivity analyses on key assumptions, such that no adjustment to the carrying values of goodwill was required.

Other Intangible Assets

Other intangible assets consist of technology, customer relationships and trademarks acquired in previous acquisitions. The technology is being amortized over a straight-line basis of 15 years. The customer relationships are being amortized on a straight-line basis over 20 years.  Beginning fiscal year 2014, our trademarks, which were previously considered indefinite lived, are being amortized over 30 and 50 years.

Amortization of intangible assets for each of the three months ended May 31, 2013 and May 31, 2012 was $0.2 million.

Other Assets

Other Assets

The Company’s long term other assets consist of the following:

	May 31,	February 28,
(In thousands)	2013	2013

Deferred financing fees (less current portion of $3,522 and $3,658, respectively)	$12,953	$14,523
Capitalized software (net of accumulated amortization of $1,314 and $1,080, respectively)	8,947	9,211
Cash surrender value of life insurance (net of loans of $3,204 and $0, respectively)	1,249	4,338
Deferred stripping costs	3,873	3,868
Other	2,437	2,512
Total other assets	$29,459	$34,452

On May 29, 2013, we entered into the third amendment to our asset-based revolving loan facility, which we refer to as  the ABL Facility, and as a result of the reduction in the maximum borrowings of the ABL Facility, the Company recognized $0.7 million of unamortized deferred financing fees as interest expense during the three months ended May 31, 2013.

Other Noncurrent Assets

Other noncurrent assets consist primarily of deferred financing fees, capitalized software, the cash surrender value of Company owned life insurance policies and deferred stripping costs. Deferred financing costs are amortized to interest expense over the terms of the associated credit agreements using the effective interest method of amortization. Capitalized software costs consist primarily of internal and external costs associated with the implementation of our ERP system. The amortizable lives of our capitalized software are 3 - 10 years. Deferred stripping costs consist of costs incurred during the development stage of a mine (pre-production stripping) and are expensed over the productive life of the mine using the units-of-production method.

New Accounting Standards

New Accounting Standards

Recently Adopted Accounting Standards

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (Topic 220).  This ASU requires companies to provide information about the amounts reclassified out of accumulated other comprehensive income (“AOCI”) by component.  In addition, companies are required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period.  For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts.  This ASU does not change the current requirements for reporting net income or other comprehensive income in the financial statements.  This ASU was effective commencing with the three months ending May 31, 2013.  We adopted this standard on March 1, 2103, which did not have a material impact on our consolidated financial statements.

In July 2012, the FASB issued ASU No. 2012-02, Intangibles - Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment.  This ASU gives companies the option to first assess qualitative factors to determine whether it is more likely than not that the indefinite-lived intangible asset is impaired.  If it is determined that it is more likely than not the indefinite-lived intangible asset is impaired, a quantitative impairment test is required.  However, if it is concluded otherwise, the quantitative test is not necessary.  This ASU was effective commencing with the three months ending May 31, 2013.  We adopted this standard on March 1, 2103, which did not have a material impact on our consolidated financial statements.

New Accounting Standards

Recently Issued Accounting Standards

In July 2012, the FASB issued ASU No. 2012-02, Intangibles - Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. This ASU gives companies the option to first assess qualitative factors to determine whether it is more likely than not that the indefinite-lived intangible asset is impaired. If it is determined that it is more likely than not the indefinite-lived intangible asset is impaired, a quantitative impairment test is required. However, if it is concluded otherwise, the quantitative test is not necessary. This ASU will be effective commencing with the three months ending May 31, 2013. We do not expect the adoption of this ASU to have a material impact on our consolidated financial statements.

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (Topic 220). This ASU requires companies to provide information about the amounts reclassified out of accumulated other comprehensive income (“AOCI”) by component. In addition, companies are required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. This ASU does not change the current requirements for reporting net income or other comprehensive income in the financial statements. This ASU will be effective commencing with the three months ending May 31, 2013. We do not expect the adoption of this ASU to have a material impact on our consolidated financial statements.

Recently Adopted Accounting Standards

In May, 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in this update result in common fair value measurement and disclosure requirements in GAAP and International Financial Reporting Standards (“IFRSs”) and change the wording used to describe many of the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. For many of the requirements, it is not intended for the amendments to result in a change in the application of the requirements in Topic 820. Some of the amendments clarify the intent about the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. We adopted this standard on March 1, 2012, which did not have a material impact on the consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This update also eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments in this update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. We adopted this standard on March 1, 2012, which did not have a material impact on the consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment, which amends the goodwill impairment testing guidance in ASC 350-20, Goodwill. Under the amended standard, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under these amendments, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment. The amendments in this ASU are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. We adopted this standard on March 1, 2012, which did not have a material impact on the consolidated financial statements.

Nature of Operations and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Nature of Operations and Summary of Significant Accounting Policies
Schedule of total accounts receivable
	May 31,	February 28,
(In thousands)	2013	2013

Costs and estimated earnings in excess of billings	$12,588	$4,265
Trade	96,153	48,392
Retainages	3,407	3,129
	112,148	55,786
Allowance for doubtful accounts	(4,584)	(3,515)
Accounts receivable, net	$107,564	$52,271

	February 28,	February 29,
(In thousands)	2013	2012
Costs and estimated earnings in excess of billings	$4,265	$14,570
Trade	48,392	60,172
Retainages	3,129	5,358
	55,786	80,100
Allowance for doubtful accounts	(3,515)	(3,259)
Accounts receivable, net	$52,271	$76,841

Schedule of total inventory

	May 31,	February 28,
(In thousands)	2013	2013

Crushed stone, agricultural lime, and sand	$74,945	$76,927
Safety equipment	16,499	16,057
Parts, tires, and supplies	11,373	11,331
Raw materials	10,856	9,247
Concrete blocks	3,654	4,210
Building materials	4,214	3,921
Other	3,271	3,451
	$124,812	$125,144

	February 28,	February 29,
(In thousands)	2013	2012
Crushed stone, agricultural lime, and sand	$76,927	$84,016
Safety equipment	16,057	16,901
Parts, tires, and supplies	11,331	11,313
Raw materials	9,247	9,400
Concrete blocks	4,210	4,547
Building materials	3,921	3,982
Other	3,451	2,036
	$125,144	$132,195

Schedule of property, plant and equipment
	May 31,	February 28,
(In thousands)	2013	2013

Limestone and sand acreage	$144,076	$144,076
Land, buildings and building improvements	100,669	100,074
Crushing, prestressing, and manufacturing plants	327,449	326,066
Contracting equipment, vehicles and other	302,515	300,450
Construction in progress	9,501	5,680
Property, plant and equipment	884,210	876,346
Less: Accumulated depreciation and depletion	(514,121)	(504,478)
Property, plant and equipment, net	$370,089	$371,868

	February 28,	February 29,
(In thousands)	2013	2012
Limestone and sand acreage	$144,076	$142,034
Land, buildings and building improvements	100,074	96,504
Crushing, prestressing, and manufacturing plants	326,066	310,130
Contracting equipment, vehicles and other	300,450	281,543
Construction in progress	5,680	8,829
Property, plant and equipment	876,346	839,040
Less: Accumulated depreciation and depletion	(504,478)	(467,466)
Property, plant and equipment, net	$371,868	$371,574

Schedule of long term other assets
	May 31,	February 28,
(In thousands)	2013	2013

Deferred financing fees (less current portion of $3,522 and $3,658, respectively)	$12,953	$14,523
Capitalized software (net of accumulated amortization of $1,314 and $1,080, respectively)	8,947	9,211
Cash surrender value of life insurance (net of loans of $3,204 and $0, respectively)	1,249	4,338
Deferred stripping costs	3,873	3,868
Other	2,437	2,512
Total other assets	$29,459	$34,452

	February 28,	February 29,
(In thousands)	2013	2012
Deferred financing fees (less current portion of $3,658 and $4,882, respectively)	$14,523	$10,409
Capitalized software (net of accumulated amortization of $1,080 and $160, respectively)	9,211	11,719
Cash value of life insurance (net of loans of $0 and $3,000, respectively)	4,338	1,006
Deferred stripping costs	3,868	2,994
Other	2,512	3,232
Total other assets	$34,452	$29,360

Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Accrued Liabilities
Schedule of accrued liabilities
	May 31,	February 28,
(In thousands)	2013	2013

Insurance	$21,588	$19,715
Interest	10,127	18,962
Payroll and vacation	9,393	8,281
Other	2,354	3,671
Withholding taxes	3,375	1,640
Billings in excess of costs and estimated earnings on uncompleted contracts	3,075	1,529
Contract expenses	243	209
Total accrued liabilities	$50,155	$54,007

	February 28,	February 29,
(In thousands)	2013	2012
Interest	$18,962	$14,055
Insurance	19,715	18,353
Payroll and vacation	8,281	8,496
Other	3,671	3,482
Withholding taxes	1,640	2,862
Billings in excess of costs and estimated earnings on uncompleted contracts	1,529	255
Contract expenses	209	518
Deferred acquisition liability	—	3,610
Total accrued liabilities	$54,007	$51,631

Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Long-Term Debt
Schedule of long-term debt

	May 31,	February 28,
(In thousands)	2013	2013

ABL Facility	$68,733	$24,314
Notes due 2018	250,000	250,000
Secured Notes due 2018	289,387	276,925
Land, equipment and other obligations	17,071	19,005
Obligations under capital leases	7,255	7,743
Total debt	632,446	577,987
Less: Current portion	(9,708)	(11,342)
Total long-term debt	$622,738	$566,645

	February 28,	February 29,
(In thousands)	2013	2012
ABL Facility	$24,314	$—
Notes due 2018	250,000	250,000
Secured notes due 2018	276,925	—
First lien term loan A & B	—	145,383
First lien revolving credit facility	—	100,113
Land, equipment and other obligations	19,005	23,016
Obligations under capital leases	7,743	10,501
Total debt	577,987	529,013
Less: Current portion	(11,342)	(7,538)
Total long-term debt	$566,645	$521,475

Notes due 2018
Long-Term Debt
Schedule of percentages of principal amount at which Secured Notes may be redeemed
Year	Percentage

2014	105.50%
2015	102.75%
2016 and thereafter	100.00%

Year	Percentage
2014	105.50%
2015	102.75%
2016 and thereafter	100.00%

Secured Notes due 2018
Long-Term Debt
Schedule of percentages of principal amount at which Secured Notes may be redeemed
Year	Percentage

2015	106.50%
2016	103.25%
2017 and thereafter	100.00%

Year	Percentage
2015	106.50%
2016	103.25%
2017 and thereafter	100.00%

Retirement and Benefit Programs (Tables)	3 Months Ended
May 31, 2013
Retirement and Benefit Programs
Schedule of net periodic pension expense recognized
	Three Months Ended
	May 31,	May 31,
(In thousands)	2013	2012

Net periodic benefit cost
Service cost	$86	$68
Interest cost	100	99
Expected return on plan assets	(143)	(146)
Amortization of prior service cost	16	15
Recognized net actuarial loss	66	62
Total pension expense	$125	$98

Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Segment Reporting
Summary of certain financial data for the company's operating segments
	Three Months Ended
	May 31,	May 31,
(In thousands)	2013	2012

Revenue
Construction materials	$111,217	$122,282
Heavy/highway construction	48,416	53,983
Traffic safety services and equipment	24,089	23,254
Other revenues	—	3,722
Segment totals	183,722	203,241
Eliminations	(35,978)	(45,260)
Total net revenue	$147,744	$157,981
Operating loss
Construction materials	$7,357	$5,829
Heavy/highway construction	(2,524)	(3,483)
Traffic safety services and equipment	(676)	(463)
Corporate and unallocated	(17,692)	(8,664)
Total operating loss	$(13,535)	$(6,781)

	Year Ended
	February 28,	February 29,	February 28,
(In thousands)	2013	2012	2011

Revenue
Construction materials	$505,026	$529,838	$512,143
Heavy/highway construction	248,188	268,160	306,795
Traffic safety services and equipment	84,463	82,929	78,181
Other revenues	15,264	15,592	15,220
Segment totals	852,941	896,519	912,339
Eliminations	(175,851)	(190,585)	(186,940)
Total revenue	$677,090	$705,934	$725,399

Operating (loss) income
Construction materials	$27,567	$36,192	$36,108
Heavy/highway construction	(6,800)	(5,103)	6,454
Traffic safety services and equipment	(5,769)	(209)	3,377
Corporate and unallocated	(36,843)	(26,147)	(14,922)
Total operating (loss) income	$(21,845)	$4,733	$31,017

	Year Ended
	February 28,	February 29,	February 28,
(In thousands)	2013	2012	2011

Product and services revenue
Construction materials
Aggregates	$189,084	$202,459	$192,102
Hot mix asphalt	196,474	201,742	196,209
Ready mixed concrete	62,705	62,522	63,459
Precast/prestressed structural concrete	26,460	30,680	27,353
Masonry products	16,083	17,287	17,880
Construction supply centers	14,220	15,148	15,140
Heavy/highway construction	248,188	268,160	306,795
Traffic safety services and equipment	84,463	82,929	78,181
Other revenues	15,264	15,592	15,220
Eliminations	(175,851)	(190,585)	(186,940)
Total revenue	$677,090	705,934	$725,399

Product and services operating income (loss)
Construction materials
Aggregates	$14,074	$19,027	$19,443
Hot mix asphalt	16,851	15,113	18,508
Ready mixed concrete	1,284	2,349	2,595
Precast/prestressed structural concrete	(1,852)	(704)	(3,187)
Masonry products	(876)	(521)	(1,528)
Construction supply centers	790	928	277
Intangible asset impairment	(2,704)	—	—
Heavy/highway construction	(6,800)	(5,103)	6,454
Traffic safety services and equipment	(5,769)	(209)	3,377
Corporate and unallocated	(36,843)	(26,147)	(14,922)
Total operating (loss) income	$(21,845)	$4,733	$31,017

	Year Ended
	February	February	February
(In thousands)	28, 2013	29, 2012	28, 2011

Depreciation, depletion and amortization
Construction materials	$28,183	$33,151	$28,301
Heavy/highway construction	11,819	9,018	8,808
Traffic safety services and equipment	7,312	7,155	7,384
Corporate and unallocated	3,628	2,350	1,424
Total depreciation, depletion and amortization	$50,942	$51,674	$45,917

Capital expenditures
Construction materials	$29,725	$22,916	$21,650
Heavy/highway construction	11,613	11,189	8,380
Traffic safety services and equipment	2,302	3,204	7,557
Corporate and unallocated	962	9,899	6,157
Total capital expenditures	$44,602	$47,208	$43,744

	February	February
(In thousands)	28, 2013	29, 2012

Segment assets
Construction materials	$523,087	$538,061
Heavy/highway construction	53,894	66,458
Traffic safety services and equipment	62,274	72,313
Corporate and unallocated	94,933	99,490
Total assets	$734,188	$776,322

Condensed Issuer, Guarantor and Non Guarantor Financial Information (Tables)	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Schedule of condensed consolidating balance sheet

Condensed Consolidating Balance Sheet at May 31, 2013

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Assets
Current assets
Cash and cash equivalents	$22	$19	$3,215	$—	$3,256
Restricted cash	1,051	105	13,595	—	14,751
Accounts receivable	91,380	16,170	215	(201)	107,564
Inventories	107,874	16,938	—	—	124,812
Net investment in lease	—	—	647	(647)	—
Deferred income taxes	11,750	976	—	—	12,726
Other current assets	6,622	1,401	83	––	8,106
Total current assets	218,699	35,609	17,755	(848)	271,215
Property, plant and equipment, net	349,483	20,606	7,424	(7,424)	370,089
Goodwill	83,228	5,845	—	—	89,073
Other intangible assets	8,159	12,612	—	—	20,771
Investment in subsidiaries	78,110	—	—	(78,110)	—
Intercompany receivables	965	17,978	—	(18,943)	—
Other assets	28,292	1,167	—	—	29,459
	$766,936	$93,817	$25,179	$(105,325)	$780,607
Liabilities and (Deficit) Equity
Current liabilities
Current maturities of long-term debt	$9,533	$—	$822	$(647)	$9,708
Accounts payable - trade	49,751	6,080	199	(201)	55,829
Accrued liabilities	34,273	2,987	12,895	—	50,155
Total current liabilities	93,557	9,067	13,916	(848)	115,692
Intercompany payables	18,664	—	279	(18,943)	—
Long-term debt, less current maturities	616,364	—	6,374	—	622,738
Obligations under capital leases, less current installments	7,424	—	—	(7,424)	—
Deferred income taxes	40,868	8,291	—	—	49,159
Other liabilities	29,449	777	—	—	30,226
Total liabilities	806,326	18,135	20,569	(27,215)	817,815
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	(39,390)	75,682	2,428	(78,110)	(39,390)
Noncontrolling interest	—	—	2,182	—	2,182
Total (deficit) equity	(39,390)	75,682	4,610	(78,110)	(37,208)
	$766,936	$93,817	$25,179	$(105,325)	$780,607

Condensed Consolidating Balance Sheet at February 28, 2013

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Assets
Current assets
Cash and cash equivalents	$31	$19	$9,484	$—	$9,534
Restricted cash	1,174	105	8,844	—	10,123
Accounts receivable	39,128	13,129	14	—	52,271
Inventories	109,032	16,112	—	—	125,144
Net investment in lease	—	—	634	(634)	—
Deferred income taxes	11,425	961	—	—	12,386
Other current assets	6,992	1,317	28	—	8,337
Total current assets	167,782	31,643	19,004	(634)	217,795
Property, plant and equipment, net	350,656	21,212	7,589	(7,589)	371,868
Goodwill	83,228	5,845	—	—	89,073
Other intangible assets	8,093	12,907	—	—	21,000
Investment in subsidiaries	81,430	—	—	(81,430)	—
Intercompany receivables	279	19,984	—	(20,263)	—
Other assets	33,252	1,200	—	—	34,452
	$724,720	$92,791	$26,593	$(109,916)	$734,188
Liabilities and (Deficit) Equity
Current liabilities
Current maturities of long-term debt	$11,175	$—	$801	$(634)	$11,342
Accounts payable - trade	18,343	2,044	221	—	20,608
Accrued liabilities	37,640	5,135	11,232	—	54,007
Total current liabilities	67,158	7,179	12,254	(634)	85,957
Intercompany payables	19,984	—	279	(20,263)	—
Long-term debt, less current maturities	559,915	—	6,730	—	566,645
Obligations under capital leases, less current installments	7,589	—	—	(7,589)	—
Deferred income taxes	43,834	8,609	—	—	52,443
Other liabilities	35,723	1,010	—	—	36,733
Total liabilities	734,203	16,798	19,263	(28,486)	741,778
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	(9,483)	75,993	5,437	(81,430)	(9,483)
Noncontrolling interest	—	—	1,893	—	1,893
Total (deficit) equity	(9,483)	75,993	7,330	(81,430)	(7,590)
	$724,720	$92,791	$26,593	$(109,916)	$734,188

Condensed Consolidating Balance Sheet at February 28, 2013

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Assets
Current assets
Cash and cash equivalents	$31	$19	$9,484	$—	$9,534
Restricted cash	1,174	105	8,844	—	10,123
Accounts receivable	39,128	13,129	14	—	52,271
Inventories	109,032	16,112	—	—	125,144
Net investment in lease	—	—	634	(634)	—
Deferred income taxes	11,425	961	—	—	12,386
Other current assets	6,992	1,317	28	—	8,337
Total current assets	167,782	31,643	19,004	(634)	217,795
Property, plant and equipment, net	350,656	21,212	7,589	(7,589)	371,868
Goodwill	83,228	5,845	—	—	89,073
Other intangible assets	8,093	12,907	—	—	21,000
Investment in subsidiaries	81,430	—	—	(81,430)	—
Intercompany receivables	279	19,984	—	(20,263)	—
Other assets	33,252	1,200	—	—	34,452
	$724,720	$92,791	$26,593	$(109,916)	$734,188
Liabilities and (Deficit) Equity
Current liabilities
Current maturities of long-term debt	$11,175	$—	$801	$(634)	$11,342
Accounts payable - trade	18,343	2,044	221	—	20,608
Accrued liabilities	37,640	5,135	11,232	—	54,007
Total current liabilities	67,158	7,179	12,254	(634)	85,957
Intercompany payables	19,984	—	279	(20,263)	—
Long-term debt, less current maturities	559,915	—	6,730	—	566,645
Obligations under capital leases, less current installments	7,589	—	—	(7,589)	—
Deferred income taxes	43,834	8,609	—	—	52,443
Other liabilities	35,723	1,010	—	—	36,733
Total liabilities	734,203	16,798	19,263	(28,486)	741,778
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	(9,483)	75,993	5,437	(81,430)	(9,483)
Noncontrolling interest	—	—	1,893	—	1,893
Total (deficit) equity	(9,483)	75,993	7,330	(81,430)	(7,590)
	$724,720	$92,791	$26,593	$(109,916)	$734,188

Condensed Consolidating Balance Sheet at February 29, 2012

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Assets
Current assets
Cash and cash equivalents	$7,106	$476	$7,450	$—	$15,032
Restricted cash	1,379	102	8,841	—	10,322
Accounts receivable	61,891	14,933	17	—	76,841
Inventories	114,888	17,307	—	—	132,195
Net investment in lease	—	—	610	(610)	—
Deferred income taxes	14,912	1,107	—	—	16,019
Other current assets	7,434	326	28	—	7,788
Total current assets	207,610	34,251	16,946	(610)	258,197
Property, plant and equipment, net	345,461	25,947	7,451	(7,285)	371,574
Goodwill	85,002	5,845	—	—	90,847
Other intangible assets	10,904	15,440	—	—	26,344
Investment in subsidiaries	82,166	—	—	(82,166)	—
Intercompany receivables	280	16,310	—	(16,590)	—
Other assets	29,360	—	—	—	29,360
	$760,783	$97,793	$24,397	$(106,651)	$776,322
Liabilities and (Deficit) Equity
Current liabilities
Current maturities of long-term debt	$7,671	$—	$477	$(610)	$7,538
Accounts payable - trade	24,239	3,166	153	—	27,558
Accrued liabilities	38,594	3,309	9,728	—	51,631
Total current liabilities	70,504	6,475	10,358	(610)	86,727
Intercompany payables	16,310	—	280	(16,590)	—
Long-term debt, less current maturities	514,191	—	7,284	—	521,475
Obligations under capital leases, less current installments	7,285	—	—	(7,285)	—
Deferred income taxes	82,772	13,902	—	—	96,674
Other liabilities	21,445	133	—	—	21,578
Total liabilities	712,507	20,510	17,922	(24,485)	726,454
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	48,276	77,283	4,883	(82,166)	48,276
Noncontrolling interest	—	—	1,592	—	1,592
Total (deficit) equity	48,276	77,283	6,475	(82,166)	49,868
	$760,783	$97,793	$24,397	$(106,651)	$776,322

Schedule of condensed consolidating statements of comprehensive income (loss)

Condensed Consolidating Statement of Comprehensive Income (Loss) for the three months ended May 31, 2013

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Revenue	$125,738	$23,212	$2,416	$(3,622)	$147,744
Cost of revenue (exclusive of items shown separately below)	110,422	18,962	1,505	(3,171)	127,718
Depreciation, depletion and amortization	10,564	1,554	—	—	12,118
Pension and profit sharing	1,795	83	—	—	1,878
Selling, administrative and general expenses	16,679	3,004	74	(344)	19,413
Loss on disposals of property, equipment and software	138	14	—	—	152
Operating (loss) income	(13,860)	(405)	837	(107)	(13,535)
Interest expense, net	(19,118)	(61)	(105)	107	(19,177)
(Loss) income before income taxes	(32,978)	(466)	732	—	(32,712)
Income tax benefit	(3,322)	(153)	—	—	(3,475)
Equity in earnings of subsidiaries	(320)	—	—	320	—
Net (loss) income	(29,976)	(313)	732	320	(29,237)
Unrealized actuarial losses and amortization of prior service costs, net of income tax	69	—	—	—	69
Comprehensive (loss) income	(29,907)	(313)	732	320	(29,168)
Less: comprehensive income attributable to noncontrolling interest	—	—	(739)	—	(739)
Comprehensive (loss) income attributable to New Enterprise Stone & Lime Co., Inc.	$(29,907)	$(313)	$(7)	$320	$(29,907)

Condensed Consolidating Statement of Comprehensive Income (Loss) for the three months ended May 31, 2012

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Revenue	$148,256	$21,620	$1,978	$(13,873)	$157,981
Cost of revenue (exclusive of items shown separately below)	129,123	17,113	614	(13,419)	133,431
Depreciation, depletion and amortization	9,961	1,882	—	—	11,843
Pension and profit sharing	1,762	79	—	—	1,841
Selling, administrative and general expenses	15,677	2,249	100	(344)	17,682
Gain on disposals of property, equipment and software	(35)	—	—	—	(35)
Operating income (loss)	(8,232)	297	1,264	(110)	(6,781)
Interest expense, net	(22,710)	(72)	(148)	110	(22,820)
(Loss) income before income taxes	(30,942)	225	1,116	—	(29,601)
Income tax benefit	(10,812)	(675)	—	—	(11,487)
Equity in earnings of subsidiaries	1,711	—	—	(1,711)	—
Net (loss) income	(18,419)	900	1,116	(1,711)	(18,114)
Unrealized actuarial losses and amortization of prior service costs, net of income tax	77	—	—	—	77
Comprehensive (loss) income	(18,342)	900	1,116	(1,711)	(18,037)
Less: comprehensive income attributable to noncontrolling interest		—	(305)	—	(305)
Comprehensive (loss) income attributable to New Enterprise Stone & Lime Co., Inc.	$(18,342)	$900	$811	$(1,711)	$(18,342)

Condensed Consolidating Statement of Comprehensive Income (Loss) for the year ended February 28, 2013

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Revenue	$593,624	$86,563	$7,714	$(10,811)	$677,090
Cost of revenue (exclusive of items shown separately below)	492,386	70,929	4,999	(10,811)	557,503
Depreciation, depletion and amortization	42,452	8,490	—	—	50,942
Intangible asset impairment	2,704	2,000	—	—	4,704
Pension and profit sharing	7,996	329	—	—	8,325
Selling, administrative and general expenses	66,261	10,509	368	—	77,138
(Gain) loss on disposals of property, equipment and software	193	130	—	—	323
Operating (loss) income	(18,368)	(5,824)	2,347	—	(21,845)
Interest expense, net	(75,149)	(289)	(409)	—	(75,847)
(Loss) income before income taxes	(93,517)	(6,113)	1,938	—	(97,692)
Income tax benefit	(36,735)	(4,823)	—	—	(41,558)
Equity in earnings of subsidiaries	(736)	—	—	736	—
Net (loss) income	(57,518)	(1,290)	1,938	736	(56,134)
Unrealized actuarial losses and amortization of prior service costs, net of income tax	(241)	—	—	—	(241)
Comprehensive (loss) income	(57,759)	(1,290)	1,938	736	(56,375)
Less: comprehensive income attributable to noncontrolling interest	—		(1,384)	—	(1,384)
Comprehensive (loss) income attributable to New Enterprise Stone & Lime Co., Inc.	$(57,759)	$(1,290)	$554	$736	$(57,759)

Condensed Consolidating Statement of Comprehensive Income (Loss) for the year ended February 29, 2012

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Revenue	$638,256	$80,369	$6,378	$(19,069)	$705,934
Cost of revenue (exclusive of items shown separately below)	528,946	61,928	3,681	(19,069)	575,486
Depreciation, depletion and amortization	44,094	7,580	—	—	51,674
Intangible asset impairment	—	1,100	—	—	1,100
Pension and profit sharing	7,406	216	—	—	7,622
Selling, administrative and general expenses	54,307	9,587	617	—	64,511
Loss on disposals of property, equipment and software	808	—	—	—	808
Operating income (loss)	2,695	(42)	2,080	—	4,733
Interest expense, net	(45,670)	(255)	(634)	—	(46,559)
(Loss) income before income taxes	(42,975)	(297)	1,446	—	(41,826)
Income tax benefit	(16,292)	(105)	—	—	(16,397)
Equity in earnings of subsidiaries	434	—	—	(434)	—
Net (loss) income	(26,249)	(192)	1,446	(434)	(25,429)
Unrealized actuarial losses and amortization of prior service costs, net of income tax	(778)	—	—	—	(778)
Comprehensive (loss) income	(27,027)	(192)	1,446	(434)	(26,207)
Less: comprehensive income attributable to noncontrolling interest	—		(820)	—	(820)
Comprehensive (loss) income attributable to New Enterprise Stone & Lime Co., Inc.	$(27,027)	$(192)	$626	$(434)	$(27,027)

Condensed Consolidating Statement of Comprehensive Income (Loss) for the year ended February 28, 2011

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total
Revenue	$647,564	$82,742	$6,971	$(11,878)	$725,399
Cost of revenue (exclusive of items shown separately below)	526,905	61,167	2,417	(11,878)	578,611
Depreciation, depletion and amortization	38,111	7,806	—	—	45,917
Pension and profit sharing	8,691	216	—	—	8,907
Selling, administrative and general expenses	51,579	9,628	340	—	61,547
Gain on disposals of property, equipment and software	(600)	—	—	—	(600)
Operating income	22,878	3,925	4,214	—	31,017
Interest expense, net	(40,479)	(15)	(774)	—	(41,268)
(Loss) income before income taxes	(17,601)	3,910	3,440	—	(10,251)
Income tax benefit	(3,049)	(1,429)	—	—	(4,478)
Equity in earnings of subsidiaries	7,584	—	—	(7,584)	—
Net (loss) income	(6,968)	5,339	3,440	(7,584)	(5,773)
Unrealized actuarial losses and amortization of prior service costs, net of income tax	173	—	—	—	173
Comprehensive (loss) income	(6,795)	5,339	3,440	(7,584)	(5,600)
Less: comprehensive income attributable to noncontrolling interest	—	—	(1,195)	—	(1,195)
Comprehensive (loss) income attributable to New Enterprise Stone & Lime Co., Inc.	$(6,795)	$5,339	$2,245	$(7,584)	$(6,795)

Schedule of condensed consolidating statements of cash flows

Condensed Consolidating Statement of Cash Flows for the three months ended May 31, 2013

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total

Cash flows from operating activities	$(36,279)	$758	$2,268	$(3,000)	$(36,253)
Cash flows from investing activities
Capital expenditures	(8,718)	(773)	—	—	(9,491)
Proceeds from sale of property and equipment	52	15	—	—	67
Change in cash value of life insurance	3,089	—	—	—	3,089
Change in restricted cash	123	—	(4,751)	—	(4,628)
Net cash used in investing activities	(5,454)	(758)	(4,751)	—	(10,963)
Cash flows from financing activities
Proceeds from revolving credit	49,419	—	—	—	49,419
Repayment of revolving credit	(6,324)	—	—	—	(6,324)
Proceeds from issuance of long-term debt	481	—	—	—	481
Repayment of long-term debt	(756)	—	(335)	—	(1,091)
Payments on capital leases	(1,096)	—	—	—	(1,096)
Debt issuance costs	—	—	—	—	—
Dividends received (paid)	—	—	(3,000)	3,000	—
Distribution to noncontrolling interest	—	—	(451)	—	(451)
Net cash provided by (used in) financing activities	41,724	—	(3,786)	3,000	40,938
Net decrease in cash and cash equivalents	(9)	—	(6,269)	—	(6,278)
Cash and cash equivalents
Beginning of period	31	19	9,484	—	9,534
End of period	$22	$19	$3,215	$—	$3,256

Condensed Consolidating Statement of Cash Flows for the three months ended May 31, 2012

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total

Cash flows from operating activities	$(39,008)	$(543)	$(2,404)	$—	$(41,955)
Cash flows from investing activities
Capital expenditures	(14,358)	(417)	—	—	(14,775)
Proceeds from sale of property and equipment	221	—	—	—	221
Change in cash value of life insurance	(2,573)	—	—	—	(2,573)
Change in restricted cash	126	—	(1)	—	125
Net cash used in investing activities	(16,584)	(417)	(1)	—	(17,002)
Cash flows from financing activities
Proceeds from revolving credit	118,377	486	—	—	118,863
Repayment of revolving credit	(170,383)	—	—	—	(170,383)
Proceeds from issuance of long-term debt	268,535	—	—	—	268,535
Repayment of long-term debt	(152,652)	—	(116)	—	(152,768)
Payments on capital leases	(1,290)	—	—	—	(1,290)
Debt issuance costs	(14,062)	—	—	—	(14,062)
Dividends paid	—	—	—	—	—
Distribution to noncontrolling interest	—	—	(438)	—	(438)
Net cash provided by (used in) financing activities	48,525	486	(554)	—	48,457
Net decrease in cash and cash equivalents	(7,067)	(474)	(2,959)	—	(10,500)
Cash and cash equivalents
Beginning of period	7,106	476	7,450	—	15,032
End of period	$39	$2	$4,491	$—	$4,532

Condensed Consolidating Statement of Cash Flows for the year ended February 29, 2012

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total

Cash flows from operating activities	$12,829	$1,875	$6,193	$(1,200)	$19,697
Cash flows from investing activities
Capital expenditures	(32,093)	(3,299)	—	—	(35,392)
Capitalized software	(8,562)	—	—	—	(8,562)
Proceeds from sale of property and equipment	1,305	421	990	—	2,716
Change in cash value of life insurance	2,825	—	—	—	2,825
Change in restricted cash	399	7	(8,841)	—	(8,435)
Net cash used in investing activities	(36,126)	(2,871)	(7,851)	—	(46,848)
Cash flows from financing activities
Proceeds from revolving credit	145,477	—	—	—	145,477
Repayment of revolving credit	(98,500)	—	—	—	(98,500)
Proceeds from issuance of long-term debt	12,398	—	—	—	12,398
Repayment of long-term debt	(27,038)	—	(2,095)	—	(29,133)
Payments on capital leases	(5,329)	—	—	—	(5,329)
Debt issuance costs	(1,663)	—	—	—	(1,663)
Dividends paid	—	—	(1,200)	1,200	—
Distribution to noncontrolling interest	—	—	(1,096)	—	(1,096)
Net cash provided by (used in) financing activities	25,345	—	(4,391)	1,200	22,154
Net increase (decrease) in cash and cash equivalents	2,048	(996)	(6,049)	—	(4,997)
Cash and cash equivalents
Beginning of period	5,058	1,472	13,499	—	20,029
End of period	$7,106	$476	$7,450	$—	$15,032

Condensed Consolidating Statement of Cash Flows for the year ended February 28, 2011

(In thousands)	New Enterprise Stone & Lime Co., Inc.	Guarantor Subsidiaries	Non Guarantors	Eliminations	Total

Cash flows from operating activities	$34,057	$7,111	$6,335	$—	$47,503
Cash flows from investing activities
Capital expenditures	(24,399)	(7,378)	—	—	(31,777)
Capitalized software	(929)	—	—	—	(929)
Proceeds from sale of property and equipment	1,167	1,073	—	—	2,240
Change in cash value of life insurance	(962)	—	—	—	(962)
Change in restricted cash	(87)	—	—	—	(87)
Other investing activities	(25)	(9)	—	—	(34)
Net cash used in investing activities	(25,235)	(6,314)	—	—	(31,549)
Cash flows from financing activities
Proceeds from revolving credit	100,164	—	—	—	100,164
Repayment of revolving credit	(121,065)	—	—	—	(121,065)
Proceeds from issuance of long-term debt	250,000	—	—	—	250,000
Repayment of long-term debt	(218,424)	—	(756)	—	(219,180)
Payments on capital leases	(5,009)	—	—	—	(5,009)
Debt issuance costs	(9,967)	—	—	—	(9,967)
Distribution to noncontrolling interest	—	—	(1,641)	—	(1,641)
Net cash used in financing activities	(4,301)	—	(2,397)	—	(6,698)
Net increase in cash and cash equivalents	4,521	797	3,938	—	9,256
Cash and cash equivalents
Beginning of period	537	675	9,561	—	10,773
End of period	$5,058	$1,472	$13,499	$—	$20,029

Nature of Operations and Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		12 Months Ended
	May 31, 2013 item	May 31, 2012	Feb. 28, 2013 item	Feb. 29, 2012	Feb. 28, 2011
Nature of Operations and Summary of Significant Accounting Policies
Number of Operating segments	3		3
Trade Accounts Receivable
Costs and estimated earnings in excess of billings	$ 12,588,000		$ 4,265,000	$ 14,570,000
Trade	96,153,000		48,392,000	60,172,000
Retainages	3,407,000		3,129,000	5,358,000
Accounts receivable, gross	112,148,000		55,786,000	80,100,000
Allowance for doubtful accounts	(4,584,000)		(3,515,000)	(3,259,000)
Accounts receivable, net	107,564,000		52,271,000	76,841,000
Inventories
Crushed stone, agricultural lime and sand	74,945,000		76,927,000	84,016,000
Safety equipment	16,499,000		16,057,000	16,901,000
Parts, tires and supplies	11,373,000		11,331,000	11,313,000
Raw materials	10,856,000		9,247,000	9,400,000
Concrete blocks	3,654,000		4,210,000	4,547,000
Building materials	4,214,000		3,921,000	3,982,000
Other	3,271,000		3,451,000	2,036,000
Total Inventory	124,812,000		125,144,000	132,195,000
Property, Plant and Equipment
Property, plant and equipment	884,210,000		876,346,000	839,040,000
Less: Accumulated depreciation and depletion	(514,121,000)		(504,478,000)	(467,466,000)
Property, plant and equipment, net	370,089,000		371,868,000	371,574,000
Depreciation expense	11,100,000	10,800,000	47,500,000	48,700,000	43,200,000
Limestone and sand acreage
Property, Plant and Equipment
Property, plant and equipment	144,076,000		144,076,000	142,034,000
Land, buildings and building improvements
Property, Plant and Equipment
Property, plant and equipment	100,669,000		100,074,000	96,504,000
Crushing, prestressing and manufacturing plants
Property, Plant and Equipment
Property, plant and equipment	327,449,000		326,066,000	310,130,000
Contracting equipment, vehicles and other
Property, Plant and Equipment
Property, plant and equipment	302,515,000		300,450,000	281,543,000
Construction in progress
Property, Plant and Equipment
Property, plant and equipment	$ 9,501,000		$ 5,680,000	$ 8,829,000

Nature of Operations and Summary of Significant Accounting Policies (Details 2) (USD $)	3 Months Ended			12 Months Ended
	May 31, 2013	Feb. 28, 2013	May 31, 2012	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Nature of Operations and Summary of Significant Accounting Policies
Changes in carrying value of goodwill	$ 0
Adjustment to the carrying values of goodwill		0
Other Intangible Assets
Amortization of intangible assets	200,000		200,000	640,000	600,000	600,000
Other Assets
Deferred financing fees	12,953,000	14,523,000		14,523,000	10,409,000
Current portion of deferred financing fees	3,522,000	3,658,000		3,658,000	4,882,000
Capitalized software	8,947,000	9,211,000		9,211,000	11,719,000
Accumulated amortization of capitalized software	1,314,000	1,080,000		1,080,000	160,000
Cash surrender value of life insurance	1,249,000	4,338,000		4,338,000	1,006,000
Loans on life insurance policy	3,204,000	0		0	3,000,000
Deferred stripping costs	3,873,000	3,868,000		3,868,000	2,994,000
Other	2,437,000	2,512,000		2,512,000	3,232,000
Total other assets	29,459,000	34,452,000		34,452,000	29,360,000
Unamortized deferred financing fees recognized as interest expense	700,000
Technology
Other Intangible Assets
Amortization period	15 years			15 years
Amortization of intangible assets				40,000
Customer relationships
Other Intangible Assets
Amortization period	20 years			20 years
Amortization of intangible assets				$ 600,000
Trademarks | Beginning in fiscal year 2014 | Minimum
Other Intangible Assets
Amortization period	30 years			30 years
Trademarks | Beginning in fiscal year 2014 | Maximum
Other Intangible Assets
Amortization period	50 years			50 years

Risks and Uncertainties (Details) (Secured Notes, USD $)	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013	Mar. 15, 2012
Secured Notes
Risks and Uncertainties
Face amount of debt	$ 265,000,000		$ 265,000,000
Interest rate (as a percent)	13.00%		13.00%
Penalty interest (as a percent)	0.25%	0.25%
Initial period of default resulting in increase in interest rate	90 days	90 days
Subsequent period of default resulting in additional increase in interest rate	90 days	90 days
Maximum additional interest rate in case of failure to consummate exchange offer (as a percent)	1.00%	1.00%

Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	May 31, 2013	Feb. 28, 2013	Feb. 29, 2012
Accrued Liabilities
Insurance	$ 21,588	$ 19,715	$ 18,353
Interest	10,127	18,962	14,055
Payroll and vacation	9,393	8,281	8,496
Other	2,354	3,671	3,482
Withholding taxes	3,375	1,640	2,862
Billings in excess of costs and estimated earnings on uncompleted contracts	3,075	1,529	255
Contract expenses	243	209	518
Total accrued liabilities	$ 50,155	$ 54,007	$ 51,631

Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	May 31, 2013	Feb. 28, 2013	Feb. 29, 2012
Long-Term Debt
Debt	$ 632,446	$ 577,987	$ 529,013
Less: Current portion	(9,708)	(11,342)	(7,538)
Long-term debt	622,738	566,645	521,475
ABL Facility
Long-Term Debt
Debt	68,733	24,314
Notes due 2018
Long-Term Debt
Debt	250,000	250,000	250,000
Secured Notes due 2018
Long-Term Debt
Debt	289,387	276,925
Land, equipment and other obligations
Long-Term Debt
Debt	17,071	19,005	23,016
Obligations under capital leases
Long-Term Debt
Debt	$ 7,255	$ 7,743	$ 10,501

Long-Term Debt (Details 2) (USD $)	3 Months Ended	0 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended							0 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended					0 Months Ended		3 Months Ended		0 Months Ended
	May 31, 2013	Sep. 07, 2012 ABL Facility	May 31, 2013 ABL Facility	Sep. 07, 2012 ABL Facility	Feb. 28, 2013 ABL Facility	Mar. 15, 2012 ABL Facility	Sep. 07, 2012 ABL Facility Amendment 1	May 31, 2013 ABL Facility Amendment 1	Feb. 28, 2013 ABL Facility Amendment 1	May 31, 2013 ABL Facility Amendment 1 1.00 to 1.00 or greater	Feb. 28, 2013 ABL Facility Amendment 1 1.00 to 1.00 or greater	May 31, 2013 ABL Facility Amendment 1 Less than 1.00 to 1.00	Feb. 28, 2013 ABL Facility Amendment 1 Less than 1.00 to 1.00	May 29, 2013 ABL Facility Amendment 3 item	May 31, 2013 ABL Facility Amendment 3	Feb. 28, 2013 ABL Facility Amendment 3	May 31, 2013 ABL Facility Minimum	Feb. 28, 2013 ABL Facility Minimum	Sep. 07, 2012 ABL Facility Minimum Amendment 1	May 31, 2013 ABL Facility Maximum	Feb. 28, 2013 ABL Facility Maximum	Sep. 07, 2012 ABL Facility Maximum Amendment 1	May 31, 2013 ABL Facility Maximum Amendment 1 1.00 to 1.00 or greater	Feb. 28, 2013 ABL Facility Maximum Amendment 1 1.00 to 1.00 or greater	May 31, 2013 ABL Facility Maximum Amendment 1 Less than 1.00 to 1.00	Feb. 28, 2013 ABL Facility Maximum Amendment 1 Less than 1.00 to 1.00	May 29, 2013 ABL Facility Maximum Amendment 3	Sep. 07, 2012 ABL Facility LIBOR Amendment 1	May 31, 2013 ABL Facility LIBOR Amendment 1	Feb. 28, 2013 ABL Facility LIBOR Amendment 1	May 29, 2013 ABL Facility LIBOR Amendment 3	Sep. 07, 2012 ABL Facility Base rate	May 29, 2013 ABL Facility Base rate Amendment 3
Long-Term Debt
Maximum borrowing capacity						$ 170,000,000								$ 145,000,000
Variable interest rate basis																												LIBOR			LIBOR	base rate	base Rate
Margin added to variable interest rate basis (as a percent)																															5.00%	0.75%	3.00%
Commitment fee (as a percent)				0.50%													0.25%	0.25%		0.63%	0.63%
Required available borrowing capacity under credit facility			25,000,000		25,000,000											0
Available borrowing capacity as a percentage of the lesser of commitments and the borrowing base			15.00%		15.00%
Fixed charge coverage ratio																	1	1	1	1	1
Number of consecutive months used in calculating the fixed charge coverage ratio under credit facilities' covenants			12 months		12 months
Reduction in available borrowings, if fixed charge coverage ratio covenant ratio is not complied			25,000,000		25,000,000
Fixed charge coverage ratio																				1	1
Base dollar amount used in determining the borrowing base		65,000,000		65,000,000			56,000,000
Percentage of appraised value of the eligible real property to determine borrowing base		75.00%					65.00%
Percentage of outstanding balance of eligible accounts receivable to determine borrowing base		85.00%					70.00%
Percentage of eligible inventory to determine borrowing base		60.00%					40.00%
Interest rate, variable interest rate floor removed due to amendment (as a percent)																															1.25%
M&T participation amount																						75,000,000
Excess availability threshold amount waived under the credit facility														25,000,000
Maximum borrowing capacity before amendment														170,000,000
Reduction in facility as a result of disposition of collateral and unencumbered assets														1
Amount of disposition of collateral and unencumbered assets														1
Threshold for reduction in facility as a result of disposition of collateral and unencumbered assets																											15,000,000
Borrowing base					109,700,000																						145,000,000
Maximum borrowing capacity that cannot be reduced by M&T without the company's consent								170,000,000
Springing fixed charge coverage ratio covenant that cannot be increased by M&T without the company's consent								1	1
Maximum cushion from management projections with the addition of senior or total debt to EBITDA covenant (as a percent)								20.00%	20.00%
Maximum cushion from management projections with the addition of net worth covenant (as a percent)								20.00%	20.00%
Maximum amount of additional permitted indebtedness and related permitted liens that cannot be restricted by M&T without the company's consent								35,000,000	35,000,000
Advance rate for eligible inventory that cannot be reduced by M&T without the company's consent (as a percent)										0.6	0.6	0.4	0.4
Advance rate for eligible accounts that cannot be reduced by M&T without the Company's consent (as a percent)										0.85	0.85	0.7	0.7
Advance rate for eligible real property that cannot be reduced by M&T without the company's consent (as a percent)																							0.75	0.75	0.75	0.75
Advance rate for eligible real property that cannot be reduced by M&T without the company's consent										65,000,000	65,000,000	56,000,000	56,000,000
Weighted average interest rate (as a percent)			4.00%		4.00%
Effective interest rate (as a percent)			6.20%		6.20%
Payment of fees to effect the third amendment														300,000
Unamortized deferred debt issuance costs expensed to interest expense	$ 700,000														$ 700,000
Interest rate, variable interest rate floor (as a percent)																												1.25%	1.25%	1.25%
Number of non-employee directors in special committee														4

Long-Term Debt (Details 3) (Notes due 2018, USD $)	May 31, 2013	Aug. 31, 2010	May 31, 2013 Prior to September 1, 2014	Feb. 28, 2013 Prior to September 1, 2014	May 31, 2013 Twelve-month period beginning September 1, 2014	Feb. 28, 2013 Twelve-month period beginning September 1, 2014	May 31, 2013 Twelve-month period beginning September 1, 2015	Feb. 28, 2013 Twelve-month period beginning September 1, 2015	May 31, 2013 Twelve-month period beginning September 1, 2016 and thereafter	Feb. 28, 2013 Twelve-month period beginning September 1, 2016 and thereafter	May 31, 2013 Prior to September 1, 2013	Feb. 28, 2013 Prior to September 1, 2013	May 31, 2013 Maximum Prior to September 1, 2013	Feb. 28, 2013 Maximum Prior to September 1, 2013
Long-Term Debt
Face amount of debt	$ 250,000,000	$ 250,000,000
Redemption price of debt instrument as a percentage of principal amount			100.00%	100.00%	105.50%	105.50%	102.75%	102.75%	100.00%	100.00%
Percentage of the principal amount that may be redeemed with proceeds from public equity offerings													35.00%	35.00%
Redemption price as a percentage of principal amount, if using proceeds of equity offerings											111.00%	111.00%
Redemption price as a percentage of principal amount, as a result of change of control											101.00%	101.00%

Long-Term Debt (Details 4) (Secured Notes due 2018, USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Mar. 04, 2013	May 31, 2013 item	Feb. 28, 2013 item	Mar. 15, 2012
Long-Term Debt
Stated interest rate (as a percent)		13.00%		13.00%
Cash Interest Portion (as a percent)	5.00%	4.00%	4.00%
PIK Interest Portion or PIK Interest (as a percent)	8.00%	9.00%	9.00%
Accrued cash interest	$ 14,900,000
Accrued PIK interest	23,600,000	29,200,000	23,300,000
PIK interest recorded as an increase to Secured Notes		24,400,000	11,900,000
PIK interest recorded as a long-term obligation in other liabilities		$ 4,800,000	$ 11,400,000
Interest Rate Increase (as a percent)		1.00%	1.00%
Interest form election period	12 months	12 months	12 months
PIK Interest rate prior to interest form election period (as a percent)		1.00%	1.00%
Decrease in interest rates as a result of 12-Month Cash Election (as a percent)		1.00%	1.00%
Number of consecutive annual periods beginning March 15, 2013		3	3
Increase in penalty interest (as a percent)		0.25%	0.25%
Period for which penalty interest will consecutively increase		1 year	1 year
Maximum additional interest rate in case of failure to consummate exchange offer (as a percent)		1.00%	1.00%
Prior to March 15, 2015
Long-Term Debt
Redemption price as a percentage of principal amount, if using proceeds of equity offerings		113.00%	113.00%
Redemption price of debt instrument as a percentage of principal amount		100.00%	100.00%
Twelve-month period beginning March 15, 2015
Long-Term Debt
Redemption price of debt instrument as a percentage of principal amount		106.50%	106.50%
Twelve-month period beginning March 15, 2016
Long-Term Debt
Redemption price of debt instrument as a percentage of principal amount		103.25%	103.25%
Twelve-month period beginning March 15, 2017 and thereafter
Long-Term Debt
Redemption price of debt instrument as a percentage of principal amount		100.00%	100.00%
Maximum | Prior to March 15, 2015
Long-Term Debt
Percentage of the principal amount that may be redeemed with proceeds from public equity offerings		35.00%	35.00%

Long-Term Debt (Details 5) (Land, equipment and other obligations, USD $)	3 Months Ended
	May 31, 2013	Feb. 28, 2013	May 31, 2012	Feb. 29, 2012
Long-Term Debt
Number of revenue bonds	4	4
Face amount of debt	25,300,000	25,300,000
Transferable letters of credit	5,400,000	5,400,000		10,600,000
Cash overdrafts liability	800,000	2,200,000
Minimum
Long-Term Debt
Effective interest rate (as a percent)	0.25%	0.23%	0.23%	0.28%
Maximum
Long-Term Debt
Interest rate (as a percent)	10.00%
Effective interest rate (as a percent)	0.43%	0.41%	0.46%	0.46%

Income Taxes (Details)	3 Months Ended
	May 31, 2013	May 31, 2012
Income Taxes
Effective income tax rate	10.62%	38.80%
Estimated annual effective tax rate	10.62%

Retirement and Benefit Programs (Details) (USD $)	3 Months Ended		12 Months Ended
	May 31, 2013 item	May 31, 2012	Feb. 28, 2013 item	Feb. 29, 2012	Feb. 28, 2011
Retirement and Benefit Programs
Expense associated with retirement and benefit programs, excluding defined benefit plans	$ 1,800,000	$ 1,700,000
Number of defined benefit plans	2		2
Net periodic benefit cost
Service cost	86,000	68,000	271,000	216,000	203,000
Interest cost	100,000	99,000	396,000	438,000	434,000
Expected return on plan assets	(143,000)	(146,000)	(636,000)	(618,000)	(559,000)
Amortization of prior service cost	16,000	15,000	59,000	62,000	85,000
Recognized net actuarial loss	66,000	62,000	248,000	116,000	123,000
Total pension expense	$ 125,000	$ 98,000	$ 338,000	$ 214,000	$ 286,000

Commitments and Contingencies (Details) (Rock Solid, USD $) In Millions, unless otherwise specified	May 31, 2013	Feb. 28, 2013	Feb. 29, 2012
Rock Solid
Commitments and Contingencies
Amount of collateral recorded as a part of restricted cash	$ 13.6	$ 8.8	$ 8.8
Reserves for retained losses	$ 12.5	$ 10.8	$ 9.7

Segment Reporting (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	May 31, 2013 item	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2011	Feb. 28, 2013 item	Feb. 29, 2012	Feb. 28, 2011
Segment Reporting
Number of reportable segments	3									3
Segment Reporting
Revenue	$ 147,744	$ 68,331	$ 190,236	$ 260,542	$ 157,981	$ 79,762	$ 213,887	$ 266,216	$ 146,069	$ 677,090	$ 705,934	$ 725,399
Other revenues					1,541					7,262	10,369	9,601
Operating loss	(13,535)	(48,886)	1,977	31,735	(6,781)	(53,782)	22,319	37,397	(1,201)	(21,845)	4,733	31,017
Depreciation, depletion and amortization	12,118				11,843					50,942	51,674	45,917
Indirect selling, administrative and general costs	19,413				17,682					77,138	64,511	61,547
Construction materials
Segment Reporting
Number of reportable segments										3
Segment Reporting
Revenue	111,217				122,282					505,026	529,838	512,143
Operating loss	7,357				5,829					27,567	36,192	36,108
Depreciation, depletion and amortization	8,089				7,716					28,183	33,151	28,301
Indirect selling, administrative and general costs					4,200
Heavy/highway construction
Segment Reporting
Revenue	48,416				53,983					248,188	268,160	306,795
Operating loss	(2,524)				(3,483)					(6,800)	(5,103)	6,454
Depreciation, depletion and amortization	2,076				1,897					11,819	9,018	8,808
Indirect selling, administrative and general costs					1,800
Traffic safety services and equipment
Segment Reporting
Revenue	24,089				23,254					84,463	82,929	78,181
Operating loss	(676)				(463)					(5,769)	(209)	3,377
Depreciation, depletion and amortization	1,514				1,692					7,312	7,155	7,384
Indirect selling, administrative and general costs					100
Segment totals
Segment Reporting
Revenue	183,722				203,241					852,941	896,519	912,339
Eliminations
Segment Reporting
Revenue	(35,978)				(45,260)					(175,851)	(190,585)	(186,940)
Corporate and unallocated
Segment Reporting
Operating loss	(17,692)				(8,664)					(36,843)	(26,147)	(14,922)
Depreciation, depletion and amortization	439				538					3,628	2,350	1,424
Other revenues
Segment Reporting
Revenue					$ 3,722					$ 15,264	$ 15,592	$ 15,220

Condensed Issuer, Guarantor and Non Guarantor Financial Information (Details)	May 31, 2013	Feb. 28, 2013
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Ownership interest in subsidiaries (as a percent)	100.00%	100.00%

Condensed Issuer, Guarantor and Non Guarantor Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	May 31, 2013	Feb. 28, 2013	May 31, 2012	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2010
Current assets
Cash and cash equivalents	$ 3,256	$ 9,534	$ 4,532	$ 15,032	$ 20,029	$ 10,773
Restricted cash	14,751	10,123		10,322
Accounts receivable	107,564	52,271		76,841
Inventories	124,812	125,144		132,195
Deferred income taxes	12,726	12,386		16,019
Other current assets	8,106	8,337		7,788
Total current assets	271,215	217,795		258,197
Property, plant and equipment, net	370,089	371,868		371,574
Goodwill	89,073	89,073		90,847
Other intangible assets	20,771	21,000		26,344
Other assets	29,459	34,452		29,360
Total assets	780,607	734,188		776,322
Current liabilities
Current maturities of long-term debt	9,708	11,342		7,538
Accounts payable - trade	55,829	20,608		27,558
Accrued liabilities	50,155	54,007		51,631
Total current liabilities	115,692	85,957		86,727
Long-term debt, less current maturities	622,738	566,645		521,475
Deferred income taxes	49,159	52,443		96,674
Other liabilities	30,226	36,733		21,578
Total liabilities	817,815	741,778		726,454
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	(39,390)	(9,483)		48,276
Noncontrolling interest	2,182	1,893		1,592
Total deficit	(37,208)	(7,590)		49,868	(53,070)	(98,872)
Total liabilities and deficit	780,607	734,188		776,322
New Enterprise Stone & Lime Co., Inc.
Current assets
Cash and cash equivalents	22	31	39	7,106	5,058	537
Restricted cash	1,051	1,174		1,379
Accounts receivable	91,380	39,128		61,891
Inventories	107,874	109,032		114,888
Deferred income taxes	11,750	11,425		14,912
Other current assets	6,622	6,992		7,434
Total current assets	218,699	167,782		207,610
Property, plant and equipment, net	349,483	350,656		345,461
Goodwill	83,228	83,228		85,002
Other intangible assets	8,159	8,093		10,904
Investment in subsidiaries	78,110	81,430		82,166
Intercompany receivables	965	279		280
Other assets	28,292	33,252		29,360
Total assets	766,936	724,720		760,783
Current liabilities
Current maturities of long-term debt	9,533	11,175		7,671
Accounts payable - trade	49,751	18,343		24,239
Accrued liabilities	34,273	37,640		38,594
Total current liabilities	93,557	67,158		70,504
Intercompany payables	18,664	19,984		16,310
Long-term debt, less current maturities	616,364	559,915		514,191
Obligations under capital leases, less current installments	8,071	7,589		7,285
Deferred income taxes	40,868	43,834		82,772
Other liabilities	29,449	35,723		21,445
Total liabilities	806,326	734,203		712,507
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	(39,390)	(9,483)		48,276
Total deficit	(39,390)	(9,483)		48,276
Total liabilities and deficit	766,936	724,720		760,783
Guarantor Subsidiaries
Current assets
Cash and cash equivalents	19	19	2	476	1,472	675
Restricted cash	105	105		102
Accounts receivable	16,170	13,129		14,933
Inventories	16,938	16,112		17,307
Deferred income taxes	976	961		1,107
Other current assets	1,401	1,317		326
Total current assets	35,609	31,643		34,251
Property, plant and equipment, net	20,606	21,212		25,947
Goodwill	5,845	5,845		5,845
Other intangible assets	12,612	12,907		15,440
Intercompany receivables	17,978	19,984		16,310
Other assets	1,167	1,200
Total assets	93,817	92,791		97,793
Current liabilities
Accounts payable - trade	6,080	2,044		3,166
Accrued liabilities	2,987	5,135		3,309
Total current liabilities	9,067	7,179		6,475
Deferred income taxes	8,291	8,609		13,902
Other liabilities	777	1,010		133
Total liabilities	18,135	16,798		20,510
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	75,682	75,993		77,283
Total deficit	75,682	75,993		77,283
Total liabilities and deficit	93,817	92,791		97,793
Non Guarantors
Current assets
Cash and cash equivalents	3,215	9,484	4,491	7,450	13,499	9,561
Restricted cash	13,595	8,844		8,841
Accounts receivable	215	14		17
Net investment in lease	647	634		610
Other current assets	83	28		28
Total current assets	17,755	19,004		16,946
Property, plant and equipment, net	7,424	7,589		7,451
Total assets	25,179	26,593		24,397
Current liabilities
Current maturities of long-term debt	822	801		477
Accounts payable - trade	199	221		153
Accrued liabilities	12,895	11,232		9,728
Total current liabilities	13,916	12,254		10,358
Intercompany payables	279	279		280
Long-term debt, less current maturities	6,374	6,730		7,284
Total liabilities	20,569	19,263		17,922
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	2,428	5,437		4,883
Noncontrolling interest	2,182	1,893		1,592
Total deficit	4,610	7,330		6,475
Total liabilities and deficit	25,179	26,593		24,397
Eliminations
Current assets
Accounts receivable	(201)
Net investment in lease	(647)	(634)		(610)
Total current assets	(848)	(634)		(610)
Property, plant and equipment, net	(7,424)	(7,589)		(7,285)
Investment in subsidiaries	(78,110)	(81,430)		(82,166)
Intercompany receivables	(18,943)	(20,263)		(16,590)
Total assets	(105,325)	(109,916)		(106,651)
Current liabilities
Current maturities of long-term debt	(647)	(634)		(610)
Accounts payable - trade	(201)
Total current liabilities	(848)	(634)		(610)
Intercompany payables	(18,943)	(20,263)		(16,590)
Obligations under capital leases, less current installments	(7,424)	(7,589)		(7,285)
Total liabilities	(27,215)	(28,486)		(24,485)
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	(78,110)	(81,430)		(82,166)
Total deficit	(78,110)	(81,430)		(82,166)
Total liabilities and deficit	$ (105,325)	$ (109,916)		$ (106,651)

Condensed Issuer, Guarantor and Non Guarantor Financial Information (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	May 31, 2013	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2011	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Revenue	$ 147,744	$ 68,331	$ 190,236	$ 260,542	$ 157,981	$ 79,762	$ 213,887	$ 266,216	$ 146,069	$ 677,090	$ 705,934	$ 725,399
Cost of revenue (exclusive of items shown separately below)	127,718				133,431					557,503	575,486	578,611
Depreciation, depletion and amortization	12,118				11,843					50,942	51,674	45,917
Pension and profit sharing	1,878				1,841					8,325	7,622	8,907
Selling, administrative and general expenses	19,413				17,682					77,138	64,511	61,547
(Gain) loss on disposals of property, equipment and software	152				(35)					323	808	(600)
Operating loss	(13,535)	(48,886)	1,977	31,735	(6,781)	(53,782)	22,319	37,397	(1,201)	(21,845)	4,733	31,017
Interest expense, net	(19,177)				(22,820)					(75,847)	(46,559)	(41,268)
Loss before income taxes	(32,712)				(29,601)					(97,692)	(41,826)	(10,251)
Income tax benefit	(3,475)				(11,487)					(41,558)	(16,397)	(4,478)
Net loss	(29,237)	(37,694)	(8,848)	8,522	(18,114)	(38,280)	5,680	11,733	(4,562)	(56,134)	(25,429)	(5,773)
Unrealized actuarial losses and amortization of prior service costs, net of income tax	69				77					(241)	(778)	173
Comprehensive loss	(29,168)				(18,037)					(56,375)	(26,207)	(5,600)
Less: Comprehensive income attributable to noncontrolling interest	(739)				(305)					(1,384)	(820)	(1,195)
Comprehensive loss attributable to New Enterprise Stone & Lime Co., Inc.	(29,907)	(38,452)	(9,167)	8,202	(18,342)	(39,440)	5,778	11,464	(4,829)	(57,759)	(27,027)	(6,795)
New Enterprise Stone & Lime Co., Inc.
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Revenue	125,738				148,256					593,624	638,256	647,564
Cost of revenue (exclusive of items shown separately below)	110,422				129,123					492,386	528,946	526,905
Depreciation, depletion and amortization	10,564				9,961					42,452	44,094	38,111
Pension and profit sharing	1,795				1,762					7,996	7,406	8,691
Selling, administrative and general expenses	16,679				15,677					66,261	54,307	51,579
(Gain) loss on disposals of property, equipment and software	138				(35)					193	808	(600)
Operating loss	(13,860)				(8,232)					(18,368)	2,695	22,878
Interest expense, net	(19,118)				(22,710)					(75,149)	(45,670)	(40,479)
Loss before income taxes	(32,978)				(30,942)					(93,517)	(42,975)	(17,601)
Income tax benefit	(3,322)				(10,812)					(36,735)	(16,292)	(3,049)
Equity in earnings of subsidiaries	(320)				1,711					(736)	434	7,584
Net loss	(29,976)				(18,419)					(57,518)	(26,249)	(6,968)
Unrealized actuarial losses and amortization of prior service costs, net of income tax	69				77					(241)	(778)	173
Comprehensive loss	(29,907)				(18,342)					(57,759)	(27,027)	(6,795)
Comprehensive loss attributable to New Enterprise Stone & Lime Co., Inc.	(29,907)				(18,342)					(57,759)	(27,027)	(6,795)
Guarantor Subsidiaries
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Revenue	23,212				21,620					86,563	80,369	82,742
Cost of revenue (exclusive of items shown separately below)	18,962				17,113					70,929	61,928	61,167
Depreciation, depletion and amortization	1,554				1,882					8,490	7,580	7,806
Pension and profit sharing	83				79					329	216	216
Selling, administrative and general expenses	3,004				2,249					10,509	9,587	9,628
(Gain) loss on disposals of property, equipment and software	14									130
Operating loss	(405)				297					(5,824)	(42)	3,925
Interest expense, net	(61)				(72)					(289)	(255)	(15)
Loss before income taxes	(466)				225					(6,113)	(297)	3,910
Income tax benefit	(153)				(675)					(4,823)	(105)	(1,429)
Net loss	(313)				900					(1,290)	(192)	5,339
Comprehensive loss	(313)				900					(1,290)	(192)	5,339
Comprehensive loss attributable to New Enterprise Stone & Lime Co., Inc.	(313)				900					(1,290)	(192)	5,339
Non Guarantors
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Revenue	2,416				1,978					7,714	6,378	6,971
Cost of revenue (exclusive of items shown separately below)	1,505				614					4,999	3,681	2,417
Selling, administrative and general expenses	74				100					368	617	340
Operating loss	837				1,264					2,347	2,080	4,214
Interest expense, net	(105)				(148)					(409)	(634)	(774)
Loss before income taxes	732				1,116					1,938	1,446	3,440
Net loss	732				1,116					1,938	1,446	3,440
Comprehensive loss	732				1,116					1,938	1,446	3,440
Less: Comprehensive income attributable to noncontrolling interest	(739)				(305)					(1,384)	(820)	(1,195)
Comprehensive loss attributable to New Enterprise Stone & Lime Co., Inc.	(7)				811					554	626	2,245
Eliminations
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Revenue	(3,622)				(13,873)					(10,811)	(19,069)	(11,878)
Cost of revenue (exclusive of items shown separately below)	(3,171)				(13,419)					(10,811)	(19,069)	(11,878)
Selling, administrative and general expenses	(344)				(344)
Operating loss	(107)				(110)
Interest expense, net	107				110
Equity in earnings of subsidiaries	320				(1,711)					736	(434)	(7,584)
Net loss	320				(1,711)					736	(434)	(7,584)
Comprehensive loss	320				(1,711)					736	(434)	(7,584)
Comprehensive loss attributable to New Enterprise Stone & Lime Co., Inc.	$ 320				$ (1,711)					$ 736	$ (434)	$ (7,584)

Condensed Issuer, Guarantor and Non Guarantor Financial Information (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2012	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Cash flows from operating activities	$ (36,253)	$ (41,955)	$ 20,030	$ 19,697	$ 47,503
Cash flows from investing activities
Capital expenditures	(9,491)	(14,775)	(42,394)	(35,392)	(31,777)
Proceeds from sale of property and equipment	67	221	304	2,716	2,240
Change in cash value of life insurance	3,089	(2,573)	(3,333)	2,825	(962)
Change in restricted cash	(4,628)	125	199	(8,435)	(87)
Net cash used in investing activities	(10,963)	(17,002)	(45,247)	(46,848)	(31,549)
Cash flows from financing activities
Proceeds from revolving credit	49,419	118,863	224,729	145,477	100,164
Repayment of revolving credit	(6,324)	(170,383)	(298,361)	(98,500)	(121,065)
Proceeds from issuance of long-term debt	481	268,535	268,641	12,398	250,000
Repayment of long-term debt	(1,091)	(152,768)	(155,202)	(29,133)	(219,180)
Payments on capital leases	(1,096)	(1,290)	(4,943)	(5,329)	(5,009)
Debt issuance costs		(14,062)	(14,062)	(1,663)	(9,967)
Distribution to noncontrolling interest	(451)	(438)	(1,083)	(1,096)	(1,641)
Net cash provided by financing activities	40,938	48,457	19,719	22,154	(6,698)
Net decrease in cash and cash equivalents	(6,278)	(10,500)	(5,498)	(4,997)	9,256
Cash and cash equivalents
Beginning of period	9,534	15,032	15,032	20,029	10,773
End of period	3,256	4,532	9,534	15,032	20,029
New Enterprise Stone & Lime Co., Inc.
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Cash flows from operating activities	(36,279)	(39,008)	13,575	12,829	34,057
Cash flows from investing activities
Capital expenditures	(8,718)	(14,358)	(39,259)	(32,093)	(24,399)
Proceeds from sale of property and equipment	52	221	304	1,305	1,167
Change in cash value of life insurance	3,089	(2,573)	(3,333)	2,825	(962)
Change in restricted cash	123	126	205	399	(87)
Net cash used in investing activities	(5,454)	(16,584)	(42,106)	(36,126)	(25,235)
Cash flows from financing activities
Proceeds from revolving credit	49,419	118,377	224,729	145,477	100,164
Repayment of revolving credit	(6,324)	(170,383)	(298,361)	(98,500)	(121,065)
Proceeds from issuance of long-term debt	481	268,535	268,641	12,398	250,000
Repayment of long-term debt	(756)	(152,652)	(154,548)	(27,038)	(218,424)
Payments on capital leases	(1,096)	(1,290)	(4,943)	(5,329)	(5,009)
Debt issuance costs		(14,062)	(14,062)	(1,663)	(9,967)
Net cash provided by financing activities	41,724	48,525	21,456	25,345	(4,301)
Net decrease in cash and cash equivalents	(9)	(7,067)	(7,075)	2,048	4,521
Cash and cash equivalents
Beginning of period	31	7,106	7,106	5,058	537
End of period	22	39	31	7,106	5,058
Guarantor Subsidiaries
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Cash flows from operating activities	758	(543)	2,681	1,875	7,111
Cash flows from investing activities
Capital expenditures	(773)	(417)	(3,135)	(3,299)	(7,378)
Proceeds from sale of property and equipment	15			421	1,073
Change in restricted cash			(3)	7
Net cash used in investing activities	(758)	(417)	(3,138)	(2,871)	(6,314)
Cash flows from financing activities
Proceeds from revolving credit		486
Net cash provided by financing activities		486
Net decrease in cash and cash equivalents		(474)	(457)	(996)	797
Cash and cash equivalents
Beginning of period	19	476	476	1,472	675
End of period	19	2	19	476	1,472
Non Guarantors
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Cash flows from operating activities	2,268	(2,404)	3,774	6,193	6,335
Cash flows from investing activities
Proceeds from sale of property and equipment				990
Change in restricted cash	(4,751)	(1)	(3)	(8,841)
Net cash used in investing activities	(4,751)	(1)	(3)	(7,851)
Cash flows from financing activities
Repayment of long-term debt	(335)	(116)	(654)	(2,095)	(756)
Dividends received (paid)	(3,000)			(1,200)
Distribution to noncontrolling interest	(451)	(438)	(1,083)	(1,096)	(1,641)
Net cash provided by financing activities	(3,786)	(554)	(1,737)	(4,391)	(2,397)
Net decrease in cash and cash equivalents	(6,269)	(2,959)	2,034	(6,049)	3,938
Cash and cash equivalents
Beginning of period	9,484	7,450	7,450	13,499	9,561
End of period	3,215	4,491	9,484	7,450	13,499
Eliminations
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Cash flows from operating activities	(3,000)			(1,200)
Cash flows from financing activities
Dividends received (paid)	3,000			1,200
Net cash provided by financing activities	$ 3,000			$ 1,200

Subsequent Events (Details) (USD $)	May 31, 2013 Secured Notes	Feb. 28, 2013 Secured Notes	Mar. 15, 2012 Secured Notes	May 31, 2013 Old secured notes	Jun. 13, 2013 Subsequent events Secured Notes Forecast	Jun. 13, 2013 Subsequent events Secured Notes Maximum Forecast	Jun. 13, 2013 Subsequent events Old secured notes Maximum Forecast
Subsequent Events
Aggregate principal amount of secured notes to be offered in exchange of old notes						$ 289,387,000
Aggregate principal amount of notes to be exchanged							289,387,000
Aggregate principal amount	265,000,000		265,000,000	265,000,000
Notes issued in respect of interest payment	$ 24,400,000	$ 11,900,000		$ 24,387,000	$ 87,989,000